UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:            811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio                                     44144
(Address of principal executive offices)                         (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 539 3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Victory RS Partners Fund

Class A

Ticker: RSPFX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$67	1.33%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$471,205
Number of Holdings	68
Portfolio Turnover	22%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	1.9%
Consumer Staples	3.7%
Materials	6.7%
Health Care	6.9%
Information Technology	8.2%
Consumer Discretionary	8.9%
Energy	9.0%
Real Estate	9.4%
Industrials	13.6%
Financials	28.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Verint Systems, Inc.	2.8%
Granite Construction, Inc.	2.7%
Northern Oil & Gas, Inc.	2.6%
Plains GP Holdings LP, Class A	2.5%
Prosperity Bancshares, Inc.	2.5%
UMB Financial Corp.	2.5%
Howard Hughes Holdings, Inc.	2.4%
First Bancorp	2.4%
Ameris Bancorp	2.3%
Fidelis Insurance Holdings Ltd.	2.3%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSPFX — SAR (6/24)

Victory RS Partners Fund

Class R

Ticker: RSPKX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$85	1.69%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$471,205
Number of Holdings	68
Portfolio Turnover	22%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	1.9%
Consumer Staples	3.7%
Materials	6.7%
Health Care	6.9%
Information Technology	8.2%
Consumer Discretionary	8.9%
Energy	9.0%
Real Estate	9.4%
Industrials	13.6%
Financials	28.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Verint Systems, Inc.	2.8%
Granite Construction, Inc.	2.7%
Northern Oil & Gas, Inc.	2.6%
Plains GP Holdings LP, Class A	2.5%
Prosperity Bancshares, Inc.	2.5%
UMB Financial Corp.	2.5%
Howard Hughes Holdings, Inc.	2.4%
First Bancorp	2.4%
Ameris Bancorp	2.3%
Fidelis Insurance Holdings Ltd.	2.3%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSPKX — SAR (6/24)

Victory RS Partners Fund

Class R6

Ticker: RPPRX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$45	0.89%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$471,205
Number of Holdings	68
Portfolio Turnover	22%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	1.9%
Consumer Staples	3.7%
Materials	6.7%
Health Care	6.9%
Information Technology	8.2%
Consumer Discretionary	8.9%
Energy	9.0%
Real Estate	9.4%
Industrials	13.6%
Financials	28.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Verint Systems, Inc.	2.8%
Granite Construction, Inc.	2.7%
Northern Oil & Gas, Inc.	2.6%
Plains GP Holdings LP, Class A	2.5%
Prosperity Bancshares, Inc.	2.5%
UMB Financial Corp.	2.5%
Howard Hughes Holdings, Inc.	2.4%
First Bancorp	2.4%
Ameris Bancorp	2.3%
Fidelis Insurance Holdings Ltd.	2.3%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RPPRX — SAR (6/24)

Victory RS Partners Fund

Class Y

Ticker: RSPYX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$48	0.94%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$471,205
Number of Holdings	68
Portfolio Turnover	22%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	1.9%
Consumer Staples	3.7%
Materials	6.7%
Health Care	6.9%
Information Technology	8.2%
Consumer Discretionary	8.9%
Energy	9.0%
Real Estate	9.4%
Industrials	13.6%
Financials	28.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Verint Systems, Inc.	2.8%
Granite Construction, Inc.	2.7%
Northern Oil & Gas, Inc.	2.6%
Plains GP Holdings LP, Class A	2.5%
Prosperity Bancshares, Inc.	2.5%
UMB Financial Corp.	2.5%
Howard Hughes Holdings, Inc.	2.4%
First Bancorp	2.4%
Ameris Bancorp	2.3%
Fidelis Insurance Holdings Ltd.	2.3%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSPYX — SAR (6/24)

Victory RS Partners Fund

Member Class

Ticker: RSPMX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$57	1.13%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$471,205
Number of Holdings	68
Portfolio Turnover	22%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	1.9%
Consumer Staples	3.7%
Materials	6.7%
Health Care	6.9%
Information Technology	8.2%
Consumer Discretionary	8.9%
Energy	9.0%
Real Estate	9.4%
Industrials	13.6%
Financials	28.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Verint Systems, Inc.	2.8%
Granite Construction, Inc.	2.7%
Northern Oil & Gas, Inc.	2.6%
Plains GP Holdings LP, Class A	2.5%
Prosperity Bancshares, Inc.	2.5%
UMB Financial Corp.	2.5%
Howard Hughes Holdings, Inc.	2.4%
First Bancorp	2.4%
Ameris Bancorp	2.3%
Fidelis Insurance Holdings Ltd.	2.3%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visiting vcm.com/contact-us.

RSPMX — SAR (6/24)

Victory RS Value Fund

Class A

Ticker: RSVAX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$67	1.30%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$277,748
Number of Holdings	64
Portfolio Turnover	15%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	5.5%
Energy	5.9%
Consumer Discretionary	6.0%
Utilities	6.4%
Consumer Staples	6.8%
Health Care	7.4%
Real Estate	9.4%
Information Technology	10.1%
Financials	18.1%
Industrials	19.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Fairfax Financial Holdings Ltd.	2.8%
TKO Group Holdings, Inc.	2.6%
Keurig Dr Pepper, Inc.	2.6%
Verint Systems, Inc.	2.6%
U.S. Foods Holding Corp.	2.4%
Marathon Oil Corp.	2.3%
Sealed Air Corp.	2.2%
Encompass Health Corp.	2.2%
Zebra Technologies Corp.	2.1%
White Mountains Insurance Group Ltd.	2.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSVAX — SAR (6/24)

Victory RS Value Fund

Class C

Ticker: RVACX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$106	2.07%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$277,748
Number of Holdings	64
Portfolio Turnover	15%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	5.5%
Energy	5.9%
Consumer Discretionary	6.0%
Utilities	6.4%
Consumer Staples	6.8%
Health Care	7.4%
Real Estate	9.4%
Information Technology	10.1%
Financials	18.1%
Industrials	19.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Fairfax Financial Holdings Ltd.	2.8%
TKO Group Holdings, Inc.	2.6%
Keurig Dr Pepper, Inc.	2.6%
Verint Systems, Inc.	2.6%
U.S. Foods Holding Corp.	2.4%
Marathon Oil Corp.	2.3%
Sealed Air Corp.	2.2%
Encompass Health Corp.	2.2%
Zebra Technologies Corp.	2.1%
White Mountains Insurance Group Ltd.	2.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RVACX — SAR (6/24)

Victory RS Value Fund

Class Y

Ticker: RSVYX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$54	1.06%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$277,748
Number of Holdings	64
Portfolio Turnover	15%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	5.5%
Energy	5.9%
Consumer Discretionary	6.0%
Utilities	6.4%
Consumer Staples	6.8%
Health Care	7.4%
Real Estate	9.4%
Information Technology	10.1%
Financials	18.1%
Industrials	19.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Fairfax Financial Holdings Ltd.	2.8%
TKO Group Holdings, Inc.	2.6%
Keurig Dr Pepper, Inc.	2.6%
Verint Systems, Inc.	2.6%
U.S. Foods Holding Corp.	2.4%
Marathon Oil Corp.	2.3%
Sealed Air Corp.	2.2%
Encompass Health Corp.	2.2%
Zebra Technologies Corp.	2.1%
White Mountains Insurance Group Ltd.	2.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSVYX — SAR (6/24)

Victory RS Large Cap Alpha Fund

Class A

Ticker: GPAFX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Large Cap Alpha Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$47	0.89%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$524,088
Number of Holdings	51
Portfolio Turnover	11%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	2.9%
Materials	3.0%
Utilities	3.1%
Communication Services	7.1%
Consumer Staples	7.3%
Energy	7.9%
Information Technology	10.8%
Industrials	15.3%
Health Care	16.9%
Financials	20.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Citigroup, Inc.	3.5%
Alphabet, Inc., Class A	3.4%
The Goldman Sachs Group, Inc.	3.3%
Fairfax Financial Holdings Ltd.	3.1%
Keurig Dr Pepper, Inc.	3.0%
Merck & Co., Inc.	2.9%
The Progressive Corp.	2.8%
JPMorgan Chase & Co.	2.7%
The Cigna Group	2.5%
Leidos Holdings, Inc.	2.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

GPAFX — SAR (6/24)

Victory RS Large Cap Alpha Fund

Class C

Ticker: RCOCX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Large Cap Alpha Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$90	1.69%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$524,088
Number of Holdings	51
Portfolio Turnover	11%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	2.9%
Materials	3.0%
Utilities	3.1%
Communication Services	7.1%
Consumer Staples	7.3%
Energy	7.9%
Information Technology	10.8%
Industrials	15.3%
Health Care	16.9%
Financials	20.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Citigroup, Inc.	3.5%
Alphabet, Inc., Class A	3.4%
The Goldman Sachs Group, Inc.	3.3%
Fairfax Financial Holdings Ltd.	3.1%
Keurig Dr Pepper, Inc.	3.0%
Merck & Co., Inc.	2.9%
The Progressive Corp.	2.8%
JPMorgan Chase & Co.	2.7%
The Cigna Group	2.5%
Leidos Holdings, Inc.	2.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RCOCX — SAR (6/24)

Victory RS Large Cap Alpha Fund

Class Y

Ticker: RCEYX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Large Cap Alpha Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$36	0.68%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$524,088
Number of Holdings	51
Portfolio Turnover	11%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	2.9%
Materials	3.0%
Utilities	3.1%
Communication Services	7.1%
Consumer Staples	7.3%
Energy	7.9%
Information Technology	10.8%
Industrials	15.3%
Health Care	16.9%
Financials	20.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Citigroup, Inc.	3.5%
Alphabet, Inc., Class A	3.4%
The Goldman Sachs Group, Inc.	3.3%
Fairfax Financial Holdings Ltd.	3.1%
Keurig Dr Pepper, Inc.	3.0%
Merck & Co., Inc.	2.9%
The Progressive Corp.	2.8%
JPMorgan Chase & Co.	2.7%
The Cigna Group	2.5%
Leidos Holdings, Inc.	2.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RCEYX — SAR (6/24)

Victory RS Investors Fund

Class A

Ticker: RSINX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Investors Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$70	1.33%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$49,604
Number of Holdings	30
Portfolio Turnover	30%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	3.2%
Communication Services	4.4%
Materials	5.6%
Real Estate	7.3%
Health Care	7.8%
Information Technology	7.9%
Energy	10.6%
Consumer Staples	10.8%
Industrials	15.1%
Financials	20.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Keurig Dr Pepper, Inc.	5.1%
Exxon Mobil Corp.	5.0%
Verint Systems, Inc.	4.8%
Alphabet, Inc., Class A	4.4%
Howard Hughes Holdings, Inc.	4.1%
White Mountains Insurance Group Ltd.	3.7%
Fluor Corp.	3.4%
Graphic Packaging Holding Co.	3.3%
SS&C Technologies Holdings, Inc.	3.2%
LKQ Corp.	3.2%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSINX — SAR (6/24)

Victory RS Investors Fund

Class C

Ticker: RIVCX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Investors Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$109	2.07%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$49,604
Number of Holdings	30
Portfolio Turnover	30%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	3.2%
Communication Services	4.4%
Materials	5.6%
Real Estate	7.3%
Health Care	7.8%
Information Technology	7.9%
Energy	10.6%
Consumer Staples	10.8%
Industrials	15.1%
Financials	20.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Keurig Dr Pepper, Inc.	5.1%
Exxon Mobil Corp.	5.0%
Verint Systems, Inc.	4.8%
Alphabet, Inc., Class A	4.4%
Howard Hughes Holdings, Inc.	4.1%
White Mountains Insurance Group Ltd.	3.7%
Fluor Corp.	3.4%
Graphic Packaging Holding Co.	3.3%
SS&C Technologies Holdings, Inc.	3.2%
LKQ Corp.	3.2%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RIVCX — SAR (6/24)

Victory RS Investors Fund

Class Y

Ticker: RSIYX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Investors Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$55	1.05%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$49,604
Number of Holdings	30
Portfolio Turnover	30%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	3.2%
Communication Services	4.4%
Materials	5.6%
Real Estate	7.3%
Health Care	7.8%
Information Technology	7.9%
Energy	10.6%
Consumer Staples	10.8%
Industrials	15.1%
Financials	20.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Keurig Dr Pepper, Inc.	5.1%
Exxon Mobil Corp.	5.0%
Verint Systems, Inc.	4.8%
Alphabet, Inc., Class A	4.4%
Howard Hughes Holdings, Inc.	4.1%
White Mountains Insurance Group Ltd.	3.7%
Fluor Corp.	3.4%
Graphic Packaging Holding Co.	3.3%
SS&C Technologies Holdings, Inc.	3.2%
LKQ Corp.	3.2%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSIYX — SAR (6/24)

Victory Global Energy Transition Fund

Class A

Ticker: RSNRX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory Global Energy Transition Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$77	1.48%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$315,157
Number of Holdings	27
Portfolio Turnover	35%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Industrials	3.6%
Energy	45.2%
Materials	45.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Ivanhoe Electric, Inc.	9.0%
Whitecap Resources, Inc.	7.2%
Metals Acquisition Ltd., Class A	7.0%
First Quantum Minerals Ltd.	6.6%
Range Resources Corp.	6.3%
Antero Resources Corp.	6.2%
Linde PLC	5.1%
Compass Minerals International, Inc.	4.6%
Norsk Hydro ASA	4.5%
Peyto Exploration & Development Corp.	4.3%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSNRX — SAR (6/24)

Victory Global Energy Transition Fund

Class C

Ticker: RGNCX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory Global Energy Transition Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$118	2.28%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$315,157
Number of Holdings	27
Portfolio Turnover	35%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Industrials	3.6%
Energy	45.2%
Materials	45.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Ivanhoe Electric, Inc.	9.0%
Whitecap Resources, Inc.	7.2%
Metals Acquisition Ltd., Class A	7.0%
First Quantum Minerals Ltd.	6.6%
Range Resources Corp.	6.3%
Antero Resources Corp.	6.2%
Linde PLC	5.1%
Compass Minerals International, Inc.	4.6%
Norsk Hydro ASA	4.5%
Peyto Exploration & Development Corp.	4.3%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RGNCX — SAR (6/24)

Victory Global Energy Transition Fund

Class Y

Ticker: RSNYX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory Global Energy Transition Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$60	1.15%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$315,157
Number of Holdings	27
Portfolio Turnover	35%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Industrials	3.6%
Energy	45.2%
Materials	45.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Ivanhoe Electric, Inc.	9.0%
Whitecap Resources, Inc.	7.2%
Metals Acquisition Ltd., Class A	7.0%
First Quantum Minerals Ltd.	6.6%
Range Resources Corp.	6.3%
Antero Resources Corp.	6.2%
Linde PLC	5.1%
Compass Minerals International, Inc.	4.6%
Norsk Hydro ASA	4.5%
Peyto Exploration & Development Corp.	4.3%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSNYX — SAR (6/24)

Victory RS Small Cap Growth Fund

Class A

Ticker: RSEGX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Small Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$71	1.40%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$504,209
Number of Holdings	109
Portfolio Turnover	60%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	2.1%
Consumer Staples	2.9%
Energy	3.9%
Financials	8.8%
Consumer Discretionary	12.0%
Industrials	21.6%
Information Technology	22.5%
Health Care	23.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Fabrinet	2.0%
Skyline Champion Corp.	1.9%
American Eagle Outfitters, Inc.	1.9%
Applied Industrial Technologies, Inc.	1.8%
Moog, Inc., Class A	1.8%
Varonis Systems, Inc.	1.8%
The AZEK Co., Inc.	1.7%
Under Armour, Inc., Class C	1.7%
Chart Industries, Inc.	1.5%
FirstCash Holdings, Inc.	1.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSEGX — SAR (6/24)

Victory RS Small Cap Growth Fund

Class C

Ticker: REGWX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Small Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$109	2.16%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$504,209
Number of Holdings	109
Portfolio Turnover	60%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	2.1%
Consumer Staples	2.9%
Energy	3.9%
Financials	8.8%
Consumer Discretionary	12.0%
Industrials	21.6%
Information Technology	22.5%
Health Care	23.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Fabrinet	2.0%
Skyline Champion Corp.	1.9%
American Eagle Outfitters, Inc.	1.9%
Applied Industrial Technologies, Inc.	1.8%
Moog, Inc., Class A	1.8%
Varonis Systems, Inc.	1.8%
The AZEK Co., Inc.	1.7%
Under Armour, Inc., Class C	1.7%
Chart Industries, Inc.	1.5%
FirstCash Holdings, Inc.	1.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

REGWX — SAR (6/24)

Victory RS Small Cap Growth Fund

Class R6

Ticker: RSEJX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Small Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$54	1.06%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$504,209
Number of Holdings	109
Portfolio Turnover	60%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	2.1%
Consumer Staples	2.9%
Energy	3.9%
Financials	8.8%
Consumer Discretionary	12.0%
Industrials	21.6%
Information Technology	22.5%
Health Care	23.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Fabrinet	2.0%
Skyline Champion Corp.	1.9%
American Eagle Outfitters, Inc.	1.9%
Applied Industrial Technologies, Inc.	1.8%
Moog, Inc., Class A	1.8%
Varonis Systems, Inc.	1.8%
The AZEK Co., Inc.	1.7%
Under Armour, Inc., Class C	1.7%
Chart Industries, Inc.	1.5%
FirstCash Holdings, Inc.	1.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSEJX — SAR (6/24)

Victory RS Small Cap Growth Fund

Class Y

Ticker: RSYEX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Small Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$57	1.13%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$504,209
Number of Holdings	109
Portfolio Turnover	60%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	2.1%
Consumer Staples	2.9%
Energy	3.9%
Financials	8.8%
Consumer Discretionary	12.0%
Industrials	21.6%
Information Technology	22.5%
Health Care	23.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Fabrinet	2.0%
Skyline Champion Corp.	1.9%
American Eagle Outfitters, Inc.	1.9%
Applied Industrial Technologies, Inc.	1.8%
Moog, Inc., Class A	1.8%
Varonis Systems, Inc.	1.8%
The AZEK Co., Inc.	1.7%
Under Armour, Inc., Class C	1.7%
Chart Industries, Inc.	1.5%
FirstCash Holdings, Inc.	1.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSYEX — SAR (6/24)

Victory RS Select Growth Fund

Class A

Ticker: RSDGX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Select Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$72	1.40%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$93,647
Number of Holdings	61
Portfolio Turnover	69%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	1.0%
Consumer Staples	1.6%
Energy	4.0%
Financials	11.9%
Consumer Discretionary	12.3%
Industrials	19.9%
Information Technology	22.0%
Health Care	23.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Check Point Software Technologies Ltd.	3.4%
Chart Industries, Inc.	2.9%
American Eagle Outfitters, Inc.	2.8%
Skyline Champion Corp.	2.8%
Natera, Inc.	2.8%
Clean Harbors, Inc.	2.7%
AppLovin Corp., Class A	2.7%
Weatherford International PLC	2.6%
Sarepta Therapeutics, Inc.	2.6%
Neurocrine Biosciences, Inc.	2.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSDGX — SAR (6/24)

Victory RS Select Growth Fund

Class C

Ticker: RSGFX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Select Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$112	2.18%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$93,647
Number of Holdings	61
Portfolio Turnover	69%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	1.0%
Consumer Staples	1.6%
Energy	4.0%
Financials	11.9%
Consumer Discretionary	12.3%
Industrials	19.9%
Information Technology	22.0%
Health Care	23.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Check Point Software Technologies Ltd.	3.4%
Chart Industries, Inc.	2.9%
American Eagle Outfitters, Inc.	2.8%
Skyline Champion Corp.	2.8%
Natera, Inc.	2.8%
Clean Harbors, Inc.	2.7%
AppLovin Corp., Class A	2.7%
Weatherford International PLC	2.6%
Sarepta Therapeutics, Inc.	2.6%
Neurocrine Biosciences, Inc.	2.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSGFX — SAR (6/24)

Victory RS Select Growth Fund

Class R6

Ticker: RSSRX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Select Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$55	1.06%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$93,647
Number of Holdings	61
Portfolio Turnover	69%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	1.0%
Consumer Staples	1.6%
Energy	4.0%
Financials	11.9%
Consumer Discretionary	12.3%
Industrials	19.9%
Information Technology	22.0%
Health Care	23.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Check Point Software Technologies Ltd.	3.4%
Chart Industries, Inc.	2.9%
American Eagle Outfitters, Inc.	2.8%
Skyline Champion Corp.	2.8%
Natera, Inc.	2.8%
Clean Harbors, Inc.	2.7%
AppLovin Corp., Class A	2.7%
Weatherford International PLC	2.6%
Sarepta Therapeutics, Inc.	2.6%
Neurocrine Biosciences, Inc.	2.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSSRX — SAR (6/24)

Victory RS Select Growth Fund

Class Y

Ticker: RSSYX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Select Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$59	1.14%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$93,647
Number of Holdings	61
Portfolio Turnover	69%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	1.0%
Consumer Staples	1.6%
Energy	4.0%
Financials	11.9%
Consumer Discretionary	12.3%
Industrials	19.9%
Information Technology	22.0%
Health Care	23.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Check Point Software Technologies Ltd.	3.4%
Chart Industries, Inc.	2.9%
American Eagle Outfitters, Inc.	2.8%
Skyline Champion Corp.	2.8%
Natera, Inc.	2.8%
Clean Harbors, Inc.	2.7%
AppLovin Corp., Class A	2.7%
Weatherford International PLC	2.6%
Sarepta Therapeutics, Inc.	2.6%
Neurocrine Biosciences, Inc.	2.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSSYX — SAR (6/24)

Victory RS Mid Cap Growth Fund

Class A

Ticker: RSMOX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$62	1.20%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$73,311
Number of Holdings	77
Portfolio Turnover	64%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.1%
Energy	4.4%
Communication Services	6.2%
Financials	12.2%
Health Care	15.5%
Consumer Discretionary	15.8%
Industrials	16.9%
Information Technology	24.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Crowdstrike Holdings, Inc., Class A	3.5%
Chart Industries, Inc.	2.5%
AppLovin Corp., Class A	2.4%
FirstCash Holdings, Inc.	2.4%
Clean Harbors, Inc.	2.3%
Natera, Inc.	2.2%
Dexcom, Inc.	2.0%
Weatherford International PLC	2.0%
Burlington Stores, Inc.	2.0%
The Trade Desk, Inc., Class A	2.0%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSMOX — SAR (6/24)

Victory RS Mid Cap Growth Fund

Class C

Ticker: RMOCX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$109	2.11%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$73,311
Number of Holdings	77
Portfolio Turnover	64%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.1%
Energy	4.4%
Communication Services	6.2%
Financials	12.2%
Health Care	15.5%
Consumer Discretionary	15.8%
Industrials	16.9%
Information Technology	24.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Crowdstrike Holdings, Inc., Class A	3.5%
Chart Industries, Inc.	2.5%
AppLovin Corp., Class A	2.4%
FirstCash Holdings, Inc.	2.4%
Clean Harbors, Inc.	2.3%
Natera, Inc.	2.2%
Dexcom, Inc.	2.0%
Weatherford International PLC	2.0%
Burlington Stores, Inc.	2.0%
The Trade Desk, Inc., Class A	2.0%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RMOCX — SAR (6/24)

Victory RS Mid Cap Growth Fund

Class R6

Ticker: RMORX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$49	0.94%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$73,311
Number of Holdings	77
Portfolio Turnover	64%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.1%
Energy	4.4%
Communication Services	6.2%
Financials	12.2%
Health Care	15.5%
Consumer Discretionary	15.8%
Industrials	16.9%
Information Technology	24.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Crowdstrike Holdings, Inc., Class A	3.5%
Chart Industries, Inc.	2.5%
AppLovin Corp., Class A	2.4%
FirstCash Holdings, Inc.	2.4%
Clean Harbors, Inc.	2.3%
Natera, Inc.	2.2%
Dexcom, Inc.	2.0%
Weatherford International PLC	2.0%
Burlington Stores, Inc.	2.0%
The Trade Desk, Inc., Class A	2.0%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RMORX — SAR (6/24)

Victory RS Mid Cap Growth Fund

Class Y

Ticker: RMOYX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$49	0.95%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$73,311
Number of Holdings	77
Portfolio Turnover	64%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.1%
Energy	4.4%
Communication Services	6.2%
Financials	12.2%
Health Care	15.5%
Consumer Discretionary	15.8%
Industrials	16.9%
Information Technology	24.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Crowdstrike Holdings, Inc., Class A	3.5%
Chart Industries, Inc.	2.5%
AppLovin Corp., Class A	2.4%
FirstCash Holdings, Inc.	2.4%
Clean Harbors, Inc.	2.3%
Natera, Inc.	2.2%
Dexcom, Inc.	2.0%
Weatherford International PLC	2.0%
Burlington Stores, Inc.	2.0%
The Trade Desk, Inc., Class A	2.0%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RMOYX — SAR (6/24)

Victory RS Mid Cap Growth Fund

Member Class

Ticker: RMOMX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$54	1.05%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$73,311
Number of Holdings	77
Portfolio Turnover	64%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.1%
Energy	4.4%
Communication Services	6.2%
Financials	12.2%
Health Care	15.5%
Consumer Discretionary	15.8%
Industrials	16.9%
Information Technology	24.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Crowdstrike Holdings, Inc., Class A	3.5%
Chart Industries, Inc.	2.5%
AppLovin Corp., Class A	2.4%
FirstCash Holdings, Inc.	2.4%
Clean Harbors, Inc.	2.3%
Natera, Inc.	2.2%
Dexcom, Inc.	2.0%
Weatherford International PLC	2.0%
Burlington Stores, Inc.	2.0%
The Trade Desk, Inc., Class A	2.0%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visiting vcm.com/contact-us.

RMOMX — SAR (6/24)

Victory RS Growth Fund

Class A

Ticker: RSGRX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$61	1.10%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$333,173
Number of Holdings	43
Portfolio Turnover	30%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	0.6%
Industrials	4.9%
Consumer Staples	5.0%
Financials	5.2%
Health Care	8.4%
Consumer Discretionary	9.4%
Communication Services	14.8%
Information Technology	49.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	12.1%
NVIDIA Corp.	11.3%
Apple, Inc.	9.7%
Alphabet, Inc., Class C	5.7%
Meta Platforms, Inc., Class A	5.3%
Amazon.com, Inc.	4.9%
Eli Lilly & Co.	4.5%
Visa, Inc., Class A	3.2%
Target Corp.	2.6%
ServiceNow, Inc.	2.3%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSGRX — SAR (6/24)

Victory RS Growth Fund

Class C

Ticker: RGWCX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$107	1.93%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$333,173
Number of Holdings	43
Portfolio Turnover	30%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	0.6%
Industrials	4.9%
Consumer Staples	5.0%
Financials	5.2%
Health Care	8.4%
Consumer Discretionary	9.4%
Communication Services	14.8%
Information Technology	49.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	12.1%
NVIDIA Corp.	11.3%
Apple, Inc.	9.7%
Alphabet, Inc., Class C	5.7%
Meta Platforms, Inc., Class A	5.3%
Amazon.com, Inc.	4.9%
Eli Lilly & Co.	4.5%
Visa, Inc., Class A	3.2%
Target Corp.	2.6%
ServiceNow, Inc.	2.3%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RGWCX — SAR (6/24)

Victory RS Growth Fund

Class Y

Ticker: RGRYX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$46	0.83%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$333,173
Number of Holdings	43
Portfolio Turnover	30%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	0.6%
Industrials	4.9%
Consumer Staples	5.0%
Financials	5.2%
Health Care	8.4%
Consumer Discretionary	9.4%
Communication Services	14.8%
Information Technology	49.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	12.1%
NVIDIA Corp.	11.3%
Apple, Inc.	9.7%
Alphabet, Inc., Class C	5.7%
Meta Platforms, Inc., Class A	5.3%
Amazon.com, Inc.	4.9%
Eli Lilly & Co.	4.5%
Visa, Inc., Class A	3.2%
Target Corp.	2.6%
ServiceNow, Inc.	2.3%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RGRYX — SAR (6/24)

Victory RS Science and Technology Fund

Class A

Ticker: RSIFX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Science and Technology Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$78	1.47%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$185,497
Number of Holdings	91
Portfolio Turnover	24%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Industrials	0.5%
Financials	2.9%
Consumer Discretionary	5.1%
Communication Services	10.1%
Health Care	25.7%
Information Technology	51.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	8.6%
NVIDIA Corp.	8.1%
Meta Platforms, Inc., Class A	6.7%
Amazon.com, Inc.	5.1%
Eli Lilly & Co.	3.7%
Varonis Systems, Inc.	2.9%
MACOM Technology Solutions Holdings, Inc.	2.9%
AppLovin Corp., Class A	2.9%
ServiceNow, Inc.	2.5%
Fair Isaac Corp.	2.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSIFX — SAR (6/24)

Victory RS Science and Technology Fund

Class C

Ticker: RINCX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Science and Technology Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$121	2.28%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$185,497
Number of Holdings	91
Portfolio Turnover	24%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Industrials	0.5%
Financials	2.9%
Consumer Discretionary	5.1%
Communication Services	10.1%
Health Care	25.7%
Information Technology	51.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	8.6%
NVIDIA Corp.	8.1%
Meta Platforms, Inc., Class A	6.7%
Amazon.com, Inc.	5.1%
Eli Lilly & Co.	3.7%
Varonis Systems, Inc.	2.9%
MACOM Technology Solutions Holdings, Inc.	2.9%
AppLovin Corp., Class A	2.9%
ServiceNow, Inc.	2.5%
Fair Isaac Corp.	2.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RINCX — SAR (6/24)

Victory RS Science and Technology Fund

Class Y

Ticker: RIFYX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Science and Technology Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$66	1.24%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$185,497
Number of Holdings	91
Portfolio Turnover	24%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Industrials	0.5%
Financials	2.9%
Consumer Discretionary	5.1%
Communication Services	10.1%
Health Care	25.7%
Information Technology	51.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	8.6%
NVIDIA Corp.	8.1%
Meta Platforms, Inc., Class A	6.7%
Amazon.com, Inc.	5.1%
Eli Lilly & Co.	3.7%
Varonis Systems, Inc.	2.9%
MACOM Technology Solutions Holdings, Inc.	2.9%
AppLovin Corp., Class A	2.9%
ServiceNow, Inc.	2.5%
Fair Isaac Corp.	2.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RIFYX — SAR (6/24)

Victory RS Small Cap Equity Fund

Class A

Ticker: GPSCX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Small Cap Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$69	1.35%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$32,806
Number of Holdings	39
Portfolio Turnover	94%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	1.2%
Materials	1.5%
Energy	5.0%
Health Care	15.0%
Information Technology	16.2%
Consumer Discretionary	16.3%
Financials	20.4%
Industrials	23.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Chart Industries, Inc.	6.9%
Skyline Champion Corp.	5.9%
FirstCash Holdings, Inc.	4.9%
American Eagle Outfitters, Inc.	4.2%
Payoneer Global, Inc.	4.0%
MYR Group, Inc.	3.8%
Under Armour, Inc., Class C	3.8%
Flywire Corp.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.5%
Moog, Inc., Class A	3.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

GPSCX — SAR (6/24)

Victory RS Small Cap Equity Fund

Class C

Ticker: RSCCX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Small Cap Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$107	2.10%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$32,806
Number of Holdings	39
Portfolio Turnover	94%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	1.2%
Materials	1.5%
Energy	5.0%
Health Care	15.0%
Information Technology	16.2%
Consumer Discretionary	16.3%
Financials	20.4%
Industrials	23.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Chart Industries, Inc.	6.9%
Skyline Champion Corp.	5.9%
FirstCash Holdings, Inc.	4.9%
American Eagle Outfitters, Inc.	4.2%
Payoneer Global, Inc.	4.0%
MYR Group, Inc.	3.8%
Under Armour, Inc., Class C	3.8%
Flywire Corp.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.5%
Moog, Inc., Class A	3.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSCCX — SAR (6/24)

Victory RS Small Cap Equity Fund

Class Y

Ticker: RSCYX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Small Cap Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$56	1.10%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$32,806
Number of Holdings	39
Portfolio Turnover	94%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	1.2%
Materials	1.5%
Energy	5.0%
Health Care	15.0%
Information Technology	16.2%
Consumer Discretionary	16.3%
Financials	20.4%
Industrials	23.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Chart Industries, Inc.	6.9%
Skyline Champion Corp.	5.9%
FirstCash Holdings, Inc.	4.9%
American Eagle Outfitters, Inc.	4.2%
Payoneer Global, Inc.	4.0%
MYR Group, Inc.	3.8%
Under Armour, Inc., Class C	3.8%
Flywire Corp.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.5%
Moog, Inc., Class A	3.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSCYX — SAR (6/24)

Victory RS Small Cap Equity Fund

Member Class

Ticker: RSMMX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Small Cap Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$59	1.15%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$32,806
Number of Holdings	39
Portfolio Turnover	94%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	1.2%
Materials	1.5%
Energy	5.0%
Health Care	15.0%
Information Technology	16.2%
Consumer Discretionary	16.3%
Financials	20.4%
Industrials	23.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Chart Industries, Inc.	6.9%
Skyline Champion Corp.	5.9%
FirstCash Holdings, Inc.	4.9%
American Eagle Outfitters, Inc.	4.2%
Payoneer Global, Inc.	4.0%
MYR Group, Inc.	3.8%
Under Armour, Inc., Class C	3.8%
Flywire Corp.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.5%
Moog, Inc., Class A	3.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visiting vcm.com/contact-us.

RSMMX — SAR (6/24)

Victory RS International Fund

Class A

Ticker: GUBGX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$58	1.13%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$411,191
Number of Holdings	80
Portfolio Turnover	8%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.7%
Communication Services	3.5%
Energy	4.0%
Materials	6.6%
Consumer Staples	9.2%
Information Technology	10.0%
Consumer Discretionary	11.1%
Health Care	13.6%
Industrials	15.2%
Financials	18.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Novo Nordisk A/S, Class B	4.3%
Novartis AG, Registered Shares	2.7%
Roche Holding AG	2.5%
Nestle SA, Registered Shares	2.5%
Toyota Motor Corp.	2.3%
SAP SE	2.3%
Shell PLC	2.2%
L'Oreal SA	2.1%
Banco Bilbao Vizcaya Argentaria SA	2.1%
BHP Group Ltd.	2.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

GUBGX — SAR (6/24)

Victory RS International Fund

Class C

Ticker: RIGCX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$96	1.88%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$411,191
Number of Holdings	80
Portfolio Turnover	8%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.7%
Communication Services	3.5%
Energy	4.0%
Materials	6.6%
Consumer Staples	9.2%
Information Technology	10.0%
Consumer Discretionary	11.1%
Health Care	13.6%
Industrials	15.2%
Financials	18.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Novo Nordisk A/S, Class B	4.3%
Novartis AG, Registered Shares	2.7%
Roche Holding AG	2.5%
Nestle SA, Registered Shares	2.5%
Toyota Motor Corp.	2.3%
SAP SE	2.3%
Shell PLC	2.2%
L'Oreal SA	2.1%
Banco Bilbao Vizcaya Argentaria SA	2.1%
BHP Group Ltd.	2.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RIGCX — SAR (6/24)

Victory RS International Fund

Class R

Ticker: RIGKX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$71	1.38%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$411,191
Number of Holdings	80
Portfolio Turnover	8%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.7%
Communication Services	3.5%
Energy	4.0%
Materials	6.6%
Consumer Staples	9.2%
Information Technology	10.0%
Consumer Discretionary	11.1%
Health Care	13.6%
Industrials	15.2%
Financials	18.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Novo Nordisk A/S, Class B	4.3%
Novartis AG, Registered Shares	2.7%
Roche Holding AG	2.5%
Nestle SA, Registered Shares	2.5%
Toyota Motor Corp.	2.3%
SAP SE	2.3%
Shell PLC	2.2%
L'Oreal SA	2.1%
Banco Bilbao Vizcaya Argentaria SA	2.1%
BHP Group Ltd.	2.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RIGKX — SAR (6/24)

Victory RS International Fund

Class R6

Ticker: RSIRX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$43	0.83%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$411,191
Number of Holdings	80
Portfolio Turnover	8%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.7%
Communication Services	3.5%
Energy	4.0%
Materials	6.6%
Consumer Staples	9.2%
Information Technology	10.0%
Consumer Discretionary	11.1%
Health Care	13.6%
Industrials	15.2%
Financials	18.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Novo Nordisk A/S, Class B	4.3%
Novartis AG, Registered Shares	2.7%
Roche Holding AG	2.5%
Nestle SA, Registered Shares	2.5%
Toyota Motor Corp.	2.3%
SAP SE	2.3%
Shell PLC	2.2%
L'Oreal SA	2.1%
Banco Bilbao Vizcaya Argentaria SA	2.1%
BHP Group Ltd.	2.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSIRX — SAR (6/24)

Victory RS International Fund

Class Y

Ticker: RSIGX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$45	0.88%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$411,191
Number of Holdings	80
Portfolio Turnover	8%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.7%
Communication Services	3.5%
Energy	4.0%
Materials	6.6%
Consumer Staples	9.2%
Information Technology	10.0%
Consumer Discretionary	11.1%
Health Care	13.6%
Industrials	15.2%
Financials	18.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Novo Nordisk A/S, Class B	4.3%
Novartis AG, Registered Shares	2.7%
Roche Holding AG	2.5%
Nestle SA, Registered Shares	2.5%
Toyota Motor Corp.	2.3%
SAP SE	2.3%
Shell PLC	2.2%
L'Oreal SA	2.1%
Banco Bilbao Vizcaya Argentaria SA	2.1%
BHP Group Ltd.	2.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSIGX — SAR (6/24)

Victory RS Global Fund

Class A

Ticker: RSGGX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.aaqweresdf You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$45	0.85%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,049,124
Number of Holdings	99
Portfolio Turnover	9%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.4%
Energy	3.8%
Materials	4.2%
Consumer Staples	6.3%
Industrials	8.8%
Communication Services	9.2%
Consumer Discretionary	10.4%
Health Care	11.0%
Financials	16.3%
Information Technology	24.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	5.2%
Apple, Inc.	5.1%
NVIDIA Corp.	5.0%
Alphabet, Inc., Class C	3.2%
Meta Platforms, Inc., Class A	2.4%
Amazon.com, Inc.	2.3%
Eli Lilly & Co.	2.2%
Colgate-Palmolive Co.	1.7%
JPMorgan Chase & Co.	1.7%
Tencent Holdings Ltd.	1.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSGGX — SAR (6/24)

Victory RS Global Fund

Class C

Ticker: RGGCX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.aaqweresdf You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$85	1.60%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,049,124
Number of Holdings	99
Portfolio Turnover	9%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.4%
Energy	3.8%
Materials	4.2%
Consumer Staples	6.3%
Industrials	8.8%
Communication Services	9.2%
Consumer Discretionary	10.4%
Health Care	11.0%
Financials	16.3%
Information Technology	24.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	5.2%
Apple, Inc.	5.1%
NVIDIA Corp.	5.0%
Alphabet, Inc., Class C	3.2%
Meta Platforms, Inc., Class A	2.4%
Amazon.com, Inc.	2.3%
Eli Lilly & Co.	2.2%
Colgate-Palmolive Co.	1.7%
JPMorgan Chase & Co.	1.7%
Tencent Holdings Ltd.	1.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RGGCX — SAR (6/24)

Victory RS Global Fund

Class R

Ticker: RGGKX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.aaqweresdf You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$58	1.10%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,049,124
Number of Holdings	99
Portfolio Turnover	9%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.4%
Energy	3.8%
Materials	4.2%
Consumer Staples	6.3%
Industrials	8.8%
Communication Services	9.2%
Consumer Discretionary	10.4%
Health Care	11.0%
Financials	16.3%
Information Technology	24.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	5.2%
Apple, Inc.	5.1%
NVIDIA Corp.	5.0%
Alphabet, Inc., Class C	3.2%
Meta Platforms, Inc., Class A	2.4%
Amazon.com, Inc.	2.3%
Eli Lilly & Co.	2.2%
Colgate-Palmolive Co.	1.7%
JPMorgan Chase & Co.	1.7%
Tencent Holdings Ltd.	1.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RGGKX — SAR (6/24)

Victory RS Global Fund

Class R6

Ticker: RGGRX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.aaqweresdf You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$29	0.55%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,049,124
Number of Holdings	99
Portfolio Turnover	9%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.4%
Energy	3.8%
Materials	4.2%
Consumer Staples	6.3%
Industrials	8.8%
Communication Services	9.2%
Consumer Discretionary	10.4%
Health Care	11.0%
Financials	16.3%
Information Technology	24.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	5.2%
Apple, Inc.	5.1%
NVIDIA Corp.	5.0%
Alphabet, Inc., Class C	3.2%
Meta Platforms, Inc., Class A	2.4%
Amazon.com, Inc.	2.3%
Eli Lilly & Co.	2.2%
Colgate-Palmolive Co.	1.7%
JPMorgan Chase & Co.	1.7%
Tencent Holdings Ltd.	1.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RGGRX — SAR (6/24)

Victory RS Global Fund

Class Y

Ticker: RGGYX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.aaqweresdf You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$32	0.60%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,049,124
Number of Holdings	99
Portfolio Turnover	9%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.4%
Energy	3.8%
Materials	4.2%
Consumer Staples	6.3%
Industrials	8.8%
Communication Services	9.2%
Consumer Discretionary	10.4%
Health Care	11.0%
Financials	16.3%
Information Technology	24.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	5.2%
Apple, Inc.	5.1%
NVIDIA Corp.	5.0%
Alphabet, Inc., Class C	3.2%
Meta Platforms, Inc., Class A	2.4%
Amazon.com, Inc.	2.3%
Eli Lilly & Co.	2.2%
Colgate-Palmolive Co.	1.7%
JPMorgan Chase & Co.	1.7%
Tencent Holdings Ltd.	1.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RGGYX — SAR (6/24)

Victory Sophus Emerging Markets Fund

Class A

Ticker: GBEMX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory Sophus Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$70	1.34%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$369,391
Number of Holdings	121
Portfolio Turnover	49%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.8%
Utilities	3.0%
Energy	3.6%
Health Care	3.9%
Materials	6.7%
Communication Services	8.5%
Industrials	10.1%
Consumer Discretionary	15.4%
Financials	19.8%
Information Technology	23.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.3%
Tencent Holdings Ltd.	5.4%
Samsung Electronics Co. Ltd.	5.2%
ICICI Bank Ltd., ADR	2.7%
PDD Holdings, Inc., ADR	2.0%
SK Hynix, Inc.	1.8%
Industrial & Commercial Bank of China Ltd., Class H	1.8%
Mahindra & Mahindra Ltd.	1.6%
Power Grid Corp. of India Ltd.	1.4%
Meituan, Class W	1.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

GBEMX — SAR (6/24)

Victory Sophus Emerging Markets Fund

Class C

Ticker: REMGX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory Sophus Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$112	2.14%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$369,391
Number of Holdings	121
Portfolio Turnover	49%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.8%
Utilities	3.0%
Energy	3.6%
Health Care	3.9%
Materials	6.7%
Communication Services	8.5%
Industrials	10.1%
Consumer Discretionary	15.4%
Financials	19.8%
Information Technology	23.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.3%
Tencent Holdings Ltd.	5.4%
Samsung Electronics Co. Ltd.	5.2%
ICICI Bank Ltd., ADR	2.7%
PDD Holdings, Inc., ADR	2.0%
SK Hynix, Inc.	1.8%
Industrial & Commercial Bank of China Ltd., Class H	1.8%
Mahindra & Mahindra Ltd.	1.6%
Power Grid Corp. of India Ltd.	1.4%
Meituan, Class W	1.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

REMGX — SAR (6/24)

Victory Sophus Emerging Markets Fund

Class R

Ticker: REMKX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory Sophus Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$82	1.58%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$369,391
Number of Holdings	121
Portfolio Turnover	49%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.8%
Utilities	3.0%
Energy	3.6%
Health Care	3.9%
Materials	6.7%
Communication Services	8.5%
Industrials	10.1%
Consumer Discretionary	15.4%
Financials	19.8%
Information Technology	23.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.3%
Tencent Holdings Ltd.	5.4%
Samsung Electronics Co. Ltd.	5.2%
ICICI Bank Ltd., ADR	2.7%
PDD Holdings, Inc., ADR	2.0%
SK Hynix, Inc.	1.8%
Industrial & Commercial Bank of China Ltd., Class H	1.8%
Mahindra & Mahindra Ltd.	1.6%
Power Grid Corp. of India Ltd.	1.4%
Meituan, Class W	1.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

REMKX — SAR (6/24)

Victory Sophus Emerging Markets Fund

Class R6

Ticker: RSERX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory Sophus Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$47	0.89%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$369,391
Number of Holdings	121
Portfolio Turnover	49%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.8%
Utilities	3.0%
Energy	3.6%
Health Care	3.9%
Materials	6.7%
Communication Services	8.5%
Industrials	10.1%
Consumer Discretionary	15.4%
Financials	19.8%
Information Technology	23.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.3%
Tencent Holdings Ltd.	5.4%
Samsung Electronics Co. Ltd.	5.2%
ICICI Bank Ltd., ADR	2.7%
PDD Holdings, Inc., ADR	2.0%
SK Hynix, Inc.	1.8%
Industrial & Commercial Bank of China Ltd., Class H	1.8%
Mahindra & Mahindra Ltd.	1.6%
Power Grid Corp. of India Ltd.	1.4%
Meituan, Class W	1.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSERX — SAR (6/24)

Victory Sophus Emerging Markets Fund

Class Y

Ticker: RSENX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory Sophus Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$52	0.99%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$369,391
Number of Holdings	121
Portfolio Turnover	49%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.8%
Utilities	3.0%
Energy	3.6%
Health Care	3.9%
Materials	6.7%
Communication Services	8.5%
Industrials	10.1%
Consumer Discretionary	15.4%
Financials	19.8%
Information Technology	23.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.3%
Tencent Holdings Ltd.	5.4%
Samsung Electronics Co. Ltd.	5.2%
ICICI Bank Ltd., ADR	2.7%
PDD Holdings, Inc., ADR	2.0%
SK Hynix, Inc.	1.8%
Industrial & Commercial Bank of China Ltd., Class H	1.8%
Mahindra & Mahindra Ltd.	1.6%
Power Grid Corp. of India Ltd.	1.4%
Meituan, Class W	1.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSENX — SAR (6/24)

Victory Low Duration Bond Fund

Class A

Ticker: RLDAX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory Low Duration Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$43	0.85%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$117,987
Number of Holdings	202
Portfolio Turnover	21%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	27.4%
Asset-Backed Securities	24.6%
Collateralized Mortgage Obligations	22.4%
Yankee Dollars	12.0%
U.S. Treasury Obligations	8.4%
U.S. Government Agency Mortgages	2.4%
OtherFootnote Reference**	0.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

 ** Other includes investments which are each under 2% of the new assets of the Fund.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RLDAX — SAR (6/24)

Victory Low Duration Bond Fund

Class C

Ticker: RLDCX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory Low Duration Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$81	1.62%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$117,987
Number of Holdings	202
Portfolio Turnover	21%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	27.4%
Asset-Backed Securities	24.6%
Collateralized Mortgage Obligations	22.4%
Yankee Dollars	12.0%
U.S. Treasury Obligations	8.4%
U.S. Government Agency Mortgages	2.4%
OtherFootnote Reference**	0.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

 ** Other includes investments which are each under 2% of the new assets of the Fund.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RLDCX — SAR (6/24)

Victory Low Duration Bond Fund

Class Y

Ticker: RSDYX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory Low Duration Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$31	0.62%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$117,987
Number of Holdings	202
Portfolio Turnover	21%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	27.4%
Asset-Backed Securities	24.6%
Collateralized Mortgage Obligations	22.4%
Yankee Dollars	12.0%
U.S. Treasury Obligations	8.4%
U.S. Government Agency Mortgages	2.4%
OtherFootnote Reference**	0.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

 ** Other includes investments which are each under 2% of the new assets of the Fund.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSDYX — SAR (6/24)

Victory High Yield Fund

Class A

Ticker: GUHYX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory High Yield Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$50	1.00%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$182,313
Number of Holdings	139
Portfolio Turnover	39%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	58.2%
Senior Secured Loans	16.7%
Yankee Dollars	16.5%
Exchange-Traded Funds	2.0%
OtherFootnote Reference**	0.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

GUHYX — SAR (6/24)

Victory High Yield Fund

Class C

Ticker: RHYCX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory High Yield Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$86	1.70%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$182,313
Number of Holdings	139
Portfolio Turnover	39%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	58.2%
Senior Secured Loans	16.7%
Yankee Dollars	16.5%
Exchange-Traded Funds	2.0%
OtherFootnote Reference**	0.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RHYCX — SAR (6/24)

Victory High Yield Fund

Class R

Ticker: RHYKX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory High Yield Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$67	1.32%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$182,313
Number of Holdings	139
Portfolio Turnover	39%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	58.2%
Senior Secured Loans	16.7%
Yankee Dollars	16.5%
Exchange-Traded Funds	2.0%
OtherFootnote Reference**	0.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RHYKX — SAR (6/24)

Victory High Yield Fund

Class Y

Ticker: RSYYX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory High Yield Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$38	0.76%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$182,313
Number of Holdings	139
Portfolio Turnover	39%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	58.2%
Senior Secured Loans	16.7%
Yankee Dollars	16.5%
Exchange-Traded Funds	2.0%
OtherFootnote Reference**	0.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSYYX — SAR (6/24)

Victory Tax-Exempt Fund

Class A

Ticker: GUTEX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory Tax-Exempt Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$40	0.80%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$34,211
Number of Holdings	59
Portfolio Turnover	6%

Top Industries* (% of Net Assets)

Value	Value
School District	4.0%
Water	5.9%
Tobacco Settlement	6.0%
Development	6.2%
Higher Education	7.0%
Transportation	7.4%
Medical	11.8%
Nursing Homes	12.3%
Education	12.4%
General	13.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

GUTEX — SAR (6/24)

Victory Tax-Exempt Fund

Class C

Ticker: RETCX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory Tax-Exempt Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$80	1.60%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$34,211
Number of Holdings	59
Portfolio Turnover	6%

Top Industries* (% of Net Assets)

Value	Value
School District	4.0%
Water	5.9%
Tobacco Settlement	6.0%
Development	6.2%
Higher Education	7.0%
Transportation	7.4%
Medical	11.8%
Nursing Homes	12.3%
Education	12.4%
General	13.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RETCX — SAR (6/24)

Victory Tax-Exempt Fund

Class Y

Ticker: RSTYX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory Tax-Exempt Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$35	0.69%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$34,211
Number of Holdings	59
Portfolio Turnover	6%

Top Industries* (% of Net Assets)

Value	Value
School District	4.0%
Water	5.9%
Tobacco Settlement	6.0%
Development	6.2%
Higher Education	7.0%
Transportation	7.4%
Medical	11.8%
Nursing Homes	12.3%
Education	12.4%
General	13.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSTYX — SAR (6/24)

Victory High Income Municipal Bond Fund

Class A

Ticker: RSHMX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory High Income Municipal Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$41	0.80%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$35,181
Number of Holdings	77
Portfolio Turnover	4%

Top Industries* (% of Net Assets)

Value	Value
Water	0.9%
Housing	2.3%
Power	2.9%
Transportation	4.9%
Medical	7.8%
Higher Education	9.3%
General	9.5%
Nursing Homes	15.6%
Development	18.2%
Education	24.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSHMX — SAR (6/24)

Victory High Income Municipal Bond Fund

Class C

Ticker: RSHCX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory High Income Municipal Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$79	1.57%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$35,181
Number of Holdings	77
Portfolio Turnover	4%

Top Industries* (% of Net Assets)

Value	Value
Water	0.9%
Housing	2.3%
Power	2.9%
Transportation	4.9%
Medical	7.8%
Higher Education	9.3%
General	9.5%
Nursing Homes	15.6%
Development	18.2%
Education	24.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSHCX — SAR (6/24)

Victory High Income Municipal Bond Fund

Class Y

Ticker: RHMYX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory High Income Municipal Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$29	0.57%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$35,181
Number of Holdings	77
Portfolio Turnover	4%

Top Industries* (% of Net Assets)

Value	Value
Water	0.9%
Housing	2.3%
Power	2.9%
Transportation	4.9%
Medical	7.8%
Higher Education	9.3%
General	9.5%
Nursing Homes	15.6%
Development	18.2%
Education	24.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RHMYX — SAR (6/24)

Victory High Income Municipal Bond Fund

Member Class

Ticker: RHMMX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory High Income Municipal Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$33	0.65%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$35,181
Number of Holdings	77
Portfolio Turnover	4%

Top Industries* (% of Net Assets)

Value	Value
Water	0.9%
Housing	2.3%
Power	2.9%
Transportation	4.9%
Medical	7.8%
Higher Education	9.3%
General	9.5%
Nursing Homes	15.6%
Development	18.2%
Education	24.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visiting vcm.com/contact-us.

RHMMX — SAR (6/24)

Victory Floating Rate Fund

Class A

Ticker: RSFLX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory Floating Rate Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$50	1.00%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$701,085
Number of Holdings	199
Portfolio Turnover	34%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	1.2%
Materials	1.4%
Consumer Staples	2.6%
Information Technology	3.7%
Energy	4.2%
Communication Services	6.3%
Health Care	10.9%
Industrials	15.5%
Consumer Discretionary	22.8%
Financials	27.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Knight Health Holdings LLC, Term B Loans, First Lien, 10.58% (SOFR01M+525bps), 12/15/28	1.5%
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, First Lien, 8.10% (SOFR03M+275bps), 2/6/30	1.4%
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 9.08% (SOFR01M+375bps), 1/29/29	1.3%
Station Casinos LLC, Term B Facility Loans, First Lien, 7.58% (SOFR01M+225bps), 3/14/31	1.3%
Light & Wonder International, Term Loan B-1, First Lien, 8.08% (SOFR01M+275bps), 4/16/29	1.3%
Cloud Software Group, Inc., Initial Dollar Term B Facility, First Lien, 9.32% (SOFR01M+400bps), 3/30/29	1.2%
Bally's Corp., Term B Facility Loans, First Lien, 8.57% (SOFR03M+325bps), 10/2/28	1.2%
Neptune BidCo U.S., Inc, Dollar Term B Loan, First Lien, 10.31% (SOFR03M+500bps), 4/11/29	1.2%
Invesco Senior Loan ETF	1.2%
NorthRiver Midstream Finance LP, Term B, First Lien, 7.80% (SOFR03M+250bps), 8/16/30	1.2%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSFLX — SAR (6/24)

Victory Floating Rate Fund

Class C

Ticker: RSFCX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory Floating Rate Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$91	1.80%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$701,085
Number of Holdings	199
Portfolio Turnover	34%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	1.2%
Materials	1.4%
Consumer Staples	2.6%
Information Technology	3.7%
Energy	4.2%
Communication Services	6.3%
Health Care	10.9%
Industrials	15.5%
Consumer Discretionary	22.8%
Financials	27.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Knight Health Holdings LLC, Term B Loans, First Lien, 10.58% (SOFR01M+525bps), 12/15/28	1.5%
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, First Lien, 8.10% (SOFR03M+275bps), 2/6/30	1.4%
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 9.08% (SOFR01M+375bps), 1/29/29	1.3%
Station Casinos LLC, Term B Facility Loans, First Lien, 7.58% (SOFR01M+225bps), 3/14/31	1.3%
Light & Wonder International, Term Loan B-1, First Lien, 8.08% (SOFR01M+275bps), 4/16/29	1.3%
Cloud Software Group, Inc., Initial Dollar Term B Facility, First Lien, 9.32% (SOFR01M+400bps), 3/30/29	1.2%
Bally's Corp., Term B Facility Loans, First Lien, 8.57% (SOFR03M+325bps), 10/2/28	1.2%
Neptune BidCo U.S., Inc, Dollar Term B Loan, First Lien, 10.31% (SOFR03M+500bps), 4/11/29	1.2%
Invesco Senior Loan ETF	1.2%
NorthRiver Midstream Finance LP, Term B, First Lien, 7.80% (SOFR03M+250bps), 8/16/30	1.2%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSFCX — SAR (6/24)

Victory Floating Rate Fund

Class Y

Ticker: RSFYX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory Floating Rate Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$39	0.78%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$701,085
Number of Holdings	199
Portfolio Turnover	34%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	1.2%
Materials	1.4%
Consumer Staples	2.6%
Information Technology	3.7%
Energy	4.2%
Communication Services	6.3%
Health Care	10.9%
Industrials	15.5%
Consumer Discretionary	22.8%
Financials	27.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Knight Health Holdings LLC, Term B Loans, First Lien, 10.58% (SOFR01M+525bps), 12/15/28	1.5%
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, First Lien, 8.10% (SOFR03M+275bps), 2/6/30	1.4%
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 9.08% (SOFR01M+375bps), 1/29/29	1.3%
Station Casinos LLC, Term B Facility Loans, First Lien, 7.58% (SOFR01M+225bps), 3/14/31	1.3%
Light & Wonder International, Term Loan B-1, First Lien, 8.08% (SOFR01M+275bps), 4/16/29	1.3%
Cloud Software Group, Inc., Initial Dollar Term B Facility, First Lien, 9.32% (SOFR01M+400bps), 3/30/29	1.2%
Bally's Corp., Term B Facility Loans, First Lien, 8.57% (SOFR03M+325bps), 10/2/28	1.2%
Neptune BidCo U.S., Inc, Dollar Term B Loan, First Lien, 10.31% (SOFR03M+500bps), 4/11/29	1.2%
Invesco Senior Loan ETF	1.2%
NorthRiver Midstream Finance LP, Term B, First Lien, 7.80% (SOFR03M+250bps), 8/16/30	1.2%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

RSFYX — SAR (6/24)

Victory Floating Rate Fund

Member Class

Ticker: RSFMX

Semi-annual shareholder report — June 30, 2024

The semi-annual shareholder report contains important information about Victory Floating Rate Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$43	0.85%

FUND STATISTICS

($ amounts in 000s)

Net Assets	$701,085
Number of Holdings	199
Portfolio Turnover	34%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	1.2%
Materials	1.4%
Consumer Staples	2.6%
Information Technology	3.7%
Energy	4.2%
Communication Services	6.3%
Health Care	10.9%
Industrials	15.5%
Consumer Discretionary	22.8%
Financials	27.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Knight Health Holdings LLC, Term B Loans, First Lien, 10.58% (SOFR01M+525bps), 12/15/28	1.5%
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, First Lien, 8.10% (SOFR03M+275bps), 2/6/30	1.4%
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 9.08% (SOFR01M+375bps), 1/29/29	1.3%
Station Casinos LLC, Term B Facility Loans, First Lien, 7.58% (SOFR01M+225bps), 3/14/31	1.3%
Light & Wonder International, Term Loan B-1, First Lien, 8.08% (SOFR01M+275bps), 4/16/29	1.3%
Cloud Software Group, Inc., Initial Dollar Term B Facility, First Lien, 9.32% (SOFR01M+400bps), 3/30/29	1.2%
Bally's Corp., Term B Facility Loans, First Lien, 8.57% (SOFR03M+325bps), 10/2/28	1.2%
Neptune BidCo U.S., Inc, Dollar Term B Loan, First Lien, 10.31% (SOFR03M+500bps), 4/11/29	1.2%
Invesco Senior Loan ETF	1.2%
NorthRiver Midstream Finance LP, Term B, First Lien, 7.80% (SOFR03M+250bps), 8/16/30	1.2%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visiting vcm.com/contact-us.

RSFMX — SAR (6/24)

(b)  Not applicable.

Item 2. Code of Ethics.

Not applicable— only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable— only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable— only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

(a)

June 30, 2024
Semi-Annual Report: Full Financials
Victory RS Partners Fund
Victory RS Value Fund
Victory RS Large Cap Alpha Fund
Victory RS Investors Fund
Victory Global Energy Transition Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Schedules of Portfolio Investments
Victory RS Partners Fund
3
Victory RS Value Fund
6
Victory RS Large Cap Alpha Fund
8
Victory RS Investors Fund
10
Victory Global Energy Transition Fund
12
Financial Statements
Statements of Assets and Liabilities
13
Statements of Operations
15
Statements of Changes in Net Assets
17
Financial Highlights
22
Notes to Financial Statements 39
Supplemental Information
Proxy Voting and Portfolio Holdings Information
48

2
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory RS Partners Fund
3
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.6%)
Banks (16.9%):
Ameris Bancorp ........................................................ 214,600 $ 10,805,110
First Bancorp .......................................................... 614,890 11,246,338
Old National Bancorp .................................................... 586,630 10,084,170
Pinnacle Financial Partners, Inc. ............................................ 92,150 7,375,686
Prosperity Bancshares, Inc. ................................................ 193,730 11,844,652
SouthState Corp. ....................................................... 115,950 8,860,899
The Bank of NT Butterfield & Son Ltd. ....................................... 217,450 7,636,844
UMB Financial Corp. .................................................... 138,754 11,574,859
79,428,558
Capital Markets (1.3%):
PJT Partners, Inc., Class A ................................................ 59,440 6,414,170
Communication Services (1.9%):
Madison Square Garden Sports Corp.(a) ....................................... 48,340 9,094,204
Consumer Discretionary (8.9%):
Atmus Filtration Technologies, Inc.(a) ........................................ 242,970 6,992,677
Brunswick Corp. ....................................................... 65,750 4,784,627
Garrett Motion, Inc.(a) ................................................... 750,420 6,446,108
Group 1 Automotive, Inc. ................................................. 16,730 4,973,494
PVH Corp. ........................................................... 64,580 6,837,085
Taylor Morrison Home Corp.(a) ............................................ 110,300 6,115,032
Under Armour, Inc., Class C(a) ............................................. 890,960 5,817,969
41,966,992
Consumer Staples (3.7%):
Nomad Foods Ltd. ...................................................... 542,040 8,932,819
U.S. Foods Holding Corp.(a) ............................................... 164,590 8,719,978
17,652,797
Energy (9.0%):
California Resources Corp. ................................................ 99,050 5,271,441
Gulfport Energy Corp.(a) ................................................. 45,640 6,891,640
Liberty Energy, Inc. ..................................................... 296,660 6,197,228
Northern Oil & Gas, Inc. .................................................. 329,060 12,231,160
Plains GP Holdings LP, Class A ............................................. 632,300 11,899,886
42,491,355
Financial Services (0.9%):
Walker & Dunlop, Inc. ................................................... 43,860 4,307,052
Health Care (6.9%):
Bausch + Lomb Corp.(a)(b) ............................................... 22,040 320,021
Encompass Health Corp. .................................................. 110,920 9,515,827
Fortrea Holdings, Inc.(a) .................................................. 411,180 9,596,941
Integer Holdings Corp.(a) ................................................. 41,070 4,755,495
The Ensign Group, Inc. ................................................... 68,170 8,431,947
32,620,231
Industrials (13.6%):
ArcBest Corp. ......................................................... 48,800 5,225,504
Finning International, Inc. ................................................. 81,730 2,396,513
Fluor Corp.(a) ......................................................... 179,530 7,818,532
Gates Industrial Corp. PLC(a) .............................................. 567,990 8,979,922
Granite Construction, Inc. ................................................. 206,930 12,823,452
Hayward Holdings, Inc.(a) ................................................ 332,880 4,094,424
Mueller Water Products, Inc., Class A ........................................ 337,000 6,039,040
Tecnoglass, Inc. ........................................................ 107,580 5,398,364
The Timken Co. ........................................................ 58,880 4,718,054
Titan Machinery, Inc.(a) .................................................. 205,420 3,266,178

Victory Portfolios
Victory RS Partners Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Werner Enterprises, Inc. .................................................. 97,150 $ 3,480,885
64,240,868
Information Technology (8.2%):
ACI Worldwide, Inc.(a) .................................................. 156,280 6,187,125
Belden, Inc. ........................................................... 56,800 5,327,840
CommVault Systems, Inc.(a) ............................................... 77,600 9,433,832
Crane NXT Co. ........................................................ 64,140 3,939,479
Verint Systems, Inc.(a) ................................................... 404,750 13,032,950
37,921,226
Insurance (8.8%):
Fidelis Insurance Holdings Ltd. ............................................. 660,310 10,769,656
Globe Life, Inc. ........................................................ 99,930 8,222,240
Kemper Corp. ......................................................... 87,350 5,182,476
Primerica, Inc. ......................................................... 20,983 4,964,158
Stewart Information Services Corp. .......................................... 93,930 5,831,175
White Mountains Insurance Group Ltd. ....................................... 3,680 6,688,216
41,657,921
Materials (6.7%):
Axalta Coating Systems Ltd.(a) ............................................. 149,670 5,114,224
Constellium SE(a) ...................................................... 462,040 8,709,454
Ecovyst, Inc.(a) ........................................................ 713,440 6,399,557
Graphic Packaging Holding Co. ............................................ 253,040 6,632,178
Ryerson Holding Corp. ................................................... 234,070 4,564,365
31,419,778
Real Estate (9.4%):
COPT Defense Properties ................................................. 357,590 8,950,478
Equity Commonwealth(a) ................................................. 347,770 6,746,738
Essential Properties Realty Trust, Inc. ........................................ 295,480 8,187,751
Four Corners Property Trust, Inc. ............................................ 354,490 8,745,268
Howard Hughes Holdings, Inc.(a) ........................................... 177,270 11,490,641
44,120,876
Utilities (1.4%):
Black Hills Corp. ....................................................... 119,975 6,524,240
Total Common Stocks (Cost $380,852,563) 459,860,268
Preferred Stocks (0.1%)
Information Technology (0.1%):
WellDoc, Inc.(a)(c) ...................................................... 1,587,483 587,369
Total Preferred Stocks (Cost $1,942,920) 587,369
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(d) ........ 119,427 119,427
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(d) ............ 119,427 119,427
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(d) ............... 119,427 119,427
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.23%(d) . 119,427 119,427
Total Collateral for Securities Loaned (Cost $477,708) 477,708
Total Investments (Cost $383,273,191) — 97.8% 460,925,345
Other assets in excess of liabilities — 2.2% 10,279,199
NET ASSETS - 100.00% $ 471,204,544
At June 30, 2024, the Fund's investments in foreign securities were 12.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.

Victory Portfolios
Victory RS Partners Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.1% of net assets as of June 30, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(d) Rate disclosed is the daily yield on June 30, 2024.
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory RS Value Fund
6
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.9%)
Communication Services (2.6%):
TKO Group Holdings, Inc. ................................................ 66,490 $ 7,180,255
Consumer Discretionary (6.0%):
Brunswick Corp. ....................................................... 24,020 1,747,935
LKQ Corp. ........................................................... 125,300 5,211,227
Mattel, Inc. (a) ......................................................... 211,320 3,436,063
PVH Corp. ........................................................... 39,710 4,204,098
Toll Brothers, Inc. ...................................................... 18,340 2,112,401
16,711,724
Consumer Staples (6.8%):
Keurig Dr Pepper, Inc. ................................................... 214,625 7,168,475
Nomad Foods Ltd. ...................................................... 293,220 4,832,266
U.S. Foods Holding Corp. (a) ............................................... 127,990 6,780,910
18,781,651
Energy (5.9%):
Baker Hughes Co. ...................................................... 97,260 3,420,634
Chesapeake Energy Corp. (b) ............................................... 35,830 2,944,868
Marathon Oil Corp. ..................................................... 224,640 6,440,429
The Williams Cos., Inc. .................................................. 85,780 3,645,650
16,451,581
Financials (18.1%):
Cboe Global Markets, Inc. ................................................ 22,140 3,765,128
Everest Group Ltd. ...................................................... 13,200 5,029,464
Fairfax Financial Holdings Ltd. ............................................. 6,860 7,804,974
First American Financial Corp. ............................................. 81,950 4,421,203
Fiserv, Inc. (a) .......................................................... 27,920 4,161,197
Globe Life, Inc. ........................................................ 63,330 5,210,792
Prosperity Bancshares, Inc. ................................................ 93,420 5,711,699
The Progressive Corp. ................................................... 20,930 4,347,370
White Mountains Insurance Group Ltd. ....................................... 3,160 5,743,142
Wintrust Financial Corp. .................................................. 42,810 4,219,354
50,414,323
Health Care (7.4%):
Bausch + Lomb Corp. (a) (b) ............................................... 13,410 194,713
Bio-Rad Laboratories, Inc. , Class A (a) ........................................ 11,700 3,195,387
Encompass Health Corp. .................................................. 70,930 6,085,085
Humana, Inc. .......................................................... 8,480 3,168,552
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 264,010 4,290,163
Zimmer Biomet Holdings, Inc. ............................................. 32,880 3,568,466
20,502,366
Industrials (19.7%):
AGCO Corp. .......................................................... 43,540 4,261,695
API Group Corp. (a) ..................................................... 91,680 3,449,918
Curtiss-Wright Corp. .................................................... 17,510 4,744,860
Fluor Corp. (a) ......................................................... 124,490 5,421,539
L3Harris Technologies, Inc. ............................................... 23,760 5,336,021
Leidos Holdings, Inc. .................................................... 38,460 5,610,545
Parker-Hannifin Corp. ................................................... 3,800 1,922,078
Regal Rexnord Corp. .................................................... 11,580 1,565,848
Sensata Technologies Holding PLC .......................................... 118,430 4,428,098
SS&C Technologies Holdings, Inc. .......................................... 90,890 5,696,076
TFI International, Inc. .................................................... 38,910 5,648,176
The Timken Co. ........................................................ 45,850 3,673,961
WESCO International, Inc. ................................................ 18,620 2,951,642
54,710,457
Information Technology (10.1%):
Lam Research Corp. ..................................................... 3,450 3,673,732

Victory Portfolios
Victory RS Value Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Littelfuse, Inc. ......................................................... 22,210 $ 5,676,654
Trimble, Inc. (a) ........................................................ 101,080 5,652,394
Verint Systems, Inc. (a) ................................................... 221,370 7,128,114
Zebra Technologies Corp. (a) ............................................... 18,980 5,863,491
27,994,385
Materials (5.5%):
Graphic Packaging Holding Co. ............................................ 196,780 5,157,604
Olin Corp. ............................................................ 86,150 4,061,973
Sealed Air Corp. ....................................................... 176,450 6,138,695
15,358,272
Real Estate (9.4%):
Alexandria Real Estate Equities, Inc. ......................................... 43,690 5,110,419
CubeSmart ........................................................... 101,510 4,585,207
Equity Commonwealth (a) ................................................. 214,730 4,165,762
Equity LifeStyle Properties, Inc. ............................................ 54,810 3,569,775
Invitation Homes, Inc. ................................................... 83,790 3,007,223
NNN REIT, Inc. ........................................................ 130,750 5,569,950
26,008,336
Utilities (6.4%):
CenterPoint Energy, Inc. .................................................. 96,930 3,002,892
FirstEnergy Corp. ....................................................... 133,490 5,108,662
The AES Corp. ........................................................ 307,000 5,393,990
Vistra Corp. ........................................................... 50,850 4,372,083
17,877,627
Total Common Stocks (Cost $222,006,454) 271,990,977
Collateral for Securities Loaned (1.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (c) ........ 954,554 954,554
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (c) ............ 954,554 954,554
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (c) ............... 954,554 954,554
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (c) . 954,554 954,554
Total Collateral for Securities Loaned (Cost $3,818,216) 3,818,216
Total Investments (Cost $225,824,670) — 99.3% 275,809,193
Other assets in excess of liabilities — 0.7% 1,938,767
NET ASSETS - 100.00% $ 277,747,960
At June 30, 2024, the Fund's investments in foreign securities were 10.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2024.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory RS Large Cap Alpha Fund
8
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.7%)
Communication Services (7.1%):
Alphabet, Inc. , Class A ................................................... 99,070 $ 18,045,601
Take-Two Interactive Software, Inc. (a) ........................................ 38,770 6,028,347
TKO Group Holdings, Inc. ................................................ 121,560 13,127,264
37,201,212
Consumer Discretionary (2.9%):
LKQ Corp. ........................................................... 239,700 9,969,123
Mattel, Inc. (a) ......................................................... 323,020 5,252,305
15,221,428
Consumer Staples (7.3%):
Keurig Dr Pepper, Inc. ................................................... 476,560 15,917,104
Mondelez International, Inc. , Class A ......................................... 149,880 9,808,147
U.S. Foods Holding Corp. (a) ............................................... 237,360 12,575,333
38,300,584
Energy (7.9%):
Chevron Corp. ......................................................... 48,200 7,539,444
Enterprise Products Partners LP ............................................. 350,040 10,144,159
Exxon Mobil Corp. ..................................................... 102,470 11,796,347
Marathon Oil Corp. ..................................................... 414,090 11,871,960
41,351,910
Financials (20.5%):
Cboe Global Markets, Inc. ................................................ 40,130 6,824,508
Citigroup, Inc. ......................................................... 287,670 18,255,538
Everest Group Ltd. ...................................................... 24,330 9,270,216
Fairfax Financial Holdings Ltd. ............................................. 14,130 16,076,426
JPMorgan Chase & Co. .................................................. 71,210 14,402,935
The Goldman Sachs Group, Inc. ............................................ 38,690 17,500,261
The PNC Financial Services Group, Inc. ...................................... 67,100 10,432,708
The Progressive Corp. ................................................... 70,720 14,689,251
107,451,843
Health Care (16.9%):
AbbVie, Inc. .......................................................... 65,610 11,253,427
GE HealthCare Technologies, Inc. ........................................... 58,340 4,545,853
Humana, Inc. .......................................................... 10,430 3,897,169
Johnson & Johnson ..................................................... 47,780 6,983,525
McKesson Corp. ....................................................... 14,040 8,199,922
Medtronic PLC ........................................................ 118,970 9,364,129
Merck & Co., Inc. ...................................................... 122,710 15,191,498
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 387,270 6,293,137
The Cigna Group ....................................................... 40,020 13,229,411
UnitedHealth Group, Inc. ................................................. 18,645 9,495,153
88,453,224
Industrials (15.3%):
FedEx Corp. .......................................................... 31,270 9,375,997
General Dynamics Corp. .................................................. 33,820 9,812,535
Johnson Controls International PLC .......................................... 98,390 6,539,983
Leidos Holdings, Inc. .................................................... 90,640 13,222,563
PACCAR, Inc. ......................................................... 66,885 6,885,142
Parker-Hannifin Corp. ................................................... 10,350 5,235,134
RTX Corp. ............................................................ 90,852 9,120,632
Sensata Technologies Holding PLC .......................................... 241,420 9,026,694
SS&C Technologies Holdings, Inc. .......................................... 174,070 10,908,967
80,127,647
Information Technology (10.8%):
Amphenol Corp. , Class A ................................................. 170,620 11,494,669
Analog Devices, Inc. .................................................... 47,620 10,869,741
Applied Materials, Inc. ................................................... 47,820 11,285,042

Victory Portfolios
Victory RS Large Cap Alpha Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Corpay, Inc. (a) ......................................................... 30,650 $ 8,165,467
Salesforce, Inc. ........................................................ 24,780 6,370,938
Zebra Technologies Corp. (a) ............................................... 27,870 8,609,879
56,795,736
Materials (3.0%):
PPG Industries, Inc. ..................................................... 55,090 6,935,280
Sealed Air Corp. ....................................................... 248,612 8,649,212
15,584,492
Real Estate (2.9%):
Equity LifeStyle Properties, Inc. ............................................ 114,510 7,458,036
Invitation Homes, Inc. ................................................... 210,620 7,559,152
15,017,188
Utilities (3.1%):
Exelon Corp. .......................................................... 241,740 8,366,621
Vistra Corp. ........................................................... 93,950 8,077,821
16,444,442
Total Common Stocks (Cost $379,965,413) 511,949,706
Total Investments (Cost $379,965,413) — 97.7% 511,949,706
Other assets in excess of liabilities — 2.3% 12,138,608
NET ASSETS - 100.00% $ 524,088,314
At June 30, 2024, the Fund's investments in foreign securities were 7.8% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory RS Investors Fund
10
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (95.3%)
Communication Services (4.4%):
Alphabet, Inc. , Class A ................................................... 11,950 $ 2,176,692
Consumer Discretionary (3.2%):
LKQ Corp. ........................................................... 38,350 1,594,976
Consumer Staples (10.8%):
Keurig Dr Pepper, Inc. ................................................... 76,290 2,548,086
Nomad Foods Ltd. ...................................................... 74,040 1,220,179
U.S. Foods Holding Corp. (a) ............................................... 29,990 1,588,870
5,357,135
Energy (10.6%):
Exxon Mobil Corp. ..................................................... 21,410 2,464,719
Northern Oil & Gas, Inc. .................................................. 39,670 1,474,534
Plains GP Holdings LP , Class A ............................................. 69,100 1,300,462
5,239,715
Financials (20.9%):
Citigroup, Inc. ......................................................... 23,910 1,517,329
Everest Group Ltd. ...................................................... 4,180 1,592,664
Fairfax Financial Holdings Ltd. ............................................. 1,270 1,444,944
First American Financial Corp. ............................................. 24,980 1,347,671
The Goldman Sachs Group, Inc. ............................................ 3,260 1,474,563
The Progressive Corp. ................................................... 5,420 1,125,788
White Mountains Insurance Group Ltd. ....................................... 1,020 1,853,799
10,356,758
Health Care (7.8%):
Encompass Health Corp. .................................................. 17,460 1,497,894
Fortrea Holdings, Inc. (a) .................................................. 53,330 1,244,722
Merck & Co., Inc. ...................................................... 9,230 1,142,674
3,885,290
Industrials (15.1%):
Fluor Corp. (a) ......................................................... 39,290 1,711,080
Granite Construction, Inc. ................................................. 22,090 1,368,917
Leidos Holdings, Inc. .................................................... 8,840 1,289,579
Sensata Technologies Holding PLC .......................................... 40,610 1,518,408
SS&C Technologies Holdings, Inc. .......................................... 25,710 1,611,246
7,499,230
Information Technology (7.9%):
Trimble, Inc. (a) ........................................................ 27,920 1,561,286
Verint Systems, Inc. (a) ................................................... 73,360 2,362,192
3,923,478
Materials (5.6%):
Graphic Packaging Holding Co. ............................................ 63,240 1,657,520
Olin Corp. ............................................................ 24,270 1,144,331
2,801,851
Real Estate (7.3%):
Equity Commonwealth (a) ................................................. 81,490 1,580,906
Howard Hughes Holdings, Inc. (a) ........................................... 31,180 2,021,088
3,601,994

Victory Portfolios
Victory RS Investors Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Utilities (1.7%):
Vistra Corp. ........................................................... 9,960 $ 856,361
Total Common Stocks (Cost $38,557,238) 47,293,480
Total Investments (Cost $38,557,238) — 95.3% 47,293,480
Other assets in excess of liabilities — 4.7% 2,310,730
NET ASSETS - 100.00% $ 49,604,210
At June 30, 2024, the Fund's investments in foreign securities were 8.6% of net assets.
(a) Non-income producing security.
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory Global Energy Transition Fund
12
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (94.0%)
Chemicals (7.5%):
Linde PLC ............................................................ 36,425 $ 15,983,654
Nutrien Ltd., ADR ...................................................... 150,665 7,670,355
23,654,009
Industrials (3.6%):
Energy Vault Holdings, Inc.(a)(b) ........................................... 4,812,387 4,569,843
NuScale Power Corp.(a) .................................................. 563,808 6,590,915
11,160,758
Metals & Mining (37.7%):
Barrick Gold Corp. ...................................................... 145,943 2,434,329
Compass Minerals International, Inc.(b) ....................................... 1,405,071 14,514,384
First Quantum Minerals Ltd. ............................................... 1,583,335 20,800,154
Iluka Resources Ltd.(a) ................................................... 2,853,778 12,389,305
Ivanhoe Electric, Inc.(a) .................................................. 3,039,143 28,507,161
Metals Acquisition Ltd., Class A(a) .......................................... 1,602,505 21,938,293
Newmont Corp. ........................................................ 67,746 2,836,525
Norsk Hydro ASA ...................................................... 2,296,450 14,322,544
Sunrise Energy Metals Ltd.(a)(b) ............................................ 5,786,876 1,266,055
119,008,750
Oil, Gas & Consumable Fuels (45.2%):
Antero Resources Corp.(a) ................................................ 599,637 19,566,155
ARC Resources Ltd. ..................................................... 528,420 9,429,587
Cameco Corp. ......................................................... 181,870 8,949,243
Enterprise Products Partners LP ............................................. 443,231 12,844,835
Keyera Corp. .......................................................... 474,860 13,153,334
Peyto Exploration & Development Corp. ...................................... 1,257,704 13,405,457
Range Resources Corp. ................................................... 590,877 19,812,106
The Williams Cos., Inc. .................................................. 314,042 13,346,785
Tourmaline Oil Corp. .................................................... 200,705 9,104,280
Whitecap Resources, Inc. ................................................. 3,112,218 22,774,547
142,386,329
Total Common Stocks (Cost $247,970,909) 296,209,846
Collateral for Securities Loaned (1.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(c) ........ 1,219,434 1,219,434
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(c) ............ 1,219,434 1,219,434
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(c) ............... 1,219,434 1,219,434
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.23%(c) . 1,219,434 1,219,434
Total Collateral for Securities Loaned (Cost $4,877,736) 4,877,736
Total Investments (Cost $252,848,645) — 95.5% 301,087,582
Other assets in excess of liabilities — 4.5% 14,069,791
NET ASSETS - 100.00% $ 315,157,373
At June 30, 2024, the Fund's investments in foreign securities were 50.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2024.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Statements of Assets and Liabilities
June 30, 2024
13
See notes to financial statements.
Victory Portfolios
(Unaudited)
Victory RS Partners
Fund
Victory RS Value
Fund
Victory RS Large
Cap Alpha Fund
Assets:
Investments, at value (Cost $383,273,191, $225,824,670 and $379,965,413) $ 460,925,345 (a) $ 275,809,193 (b) $ 511,949,706
Cash 9,172,027 5,102,128 12,050,348
Receivables:
Interest and dividends 739,434 283,622 615,931
Capital shares issued 353,202 39,236 27,004
Investments sold 1,603,003 761,659 —
From Adviser 58,249 12,894 16,982
Prepaid expenses 46,487 28,393 26,652
Total Assets 472,897,747 282,037,125 524,686,623
Liabilities:
Payables:
Collateral received on loaned securities 477,708 3,818,216 —
Investments purchased 454,251 — —
Capital shares redeemed 293,922 179,928 226,982
Accrued expenses and other payables:
Investment advisory fees 320,043 195,978 215,326
Administration fees 21,092 12,611 23,557
Custodian fees 3,309 2,464 3,958
Transfer agent fees 6,428 4,653 27,921
Sub-Transfer agent fees 59,486 35,261 27,431
Compliance fees 323 192 352
12b-1 fees 18,659 17,474 51,183
Other accrued expenses 37,982 22,388 21,599
Total Liabilities 1,693,203 4,289,165 598,309
Commitments and contingencies (Note 5 )
Net Assets:
Capital 376,821,681 211,866,951 332,843,296
Total accumulated earnings (loss) 94,382,863 65,881,009 191,245,018
Net Assets $ 471,204,544 $ 277,747,960 $ 524,088,314
Net Assets:
Class A $ 179,374,269 $ 164,176,699 $ 494,867,804
Class C — 1,336,910 1,316,673
Class R 1,966,767 — —
Class R6 3,004,551 — —
Class Y 281,187,780 112,234,351 27,903,837
Member Class 5,671,177 — —
Total $ 471,204,544 $ 277,747,960 $ 524,088,314
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 6,762,603 6,386,721 8,109,430
Class C — 63,064 27,428
Class R 87,299 — —
Class R6 103,372 — —
Class Y 9,585,120 4,194,180 459,151
Member Class 213,076 — —
Total 16,751,470 10,643,965 8,596,009
Net asset value, offering and redemption price per share:
Class A $ 26 .52 $ 25 .71 $ 61 .02
Class C(c) — 21 .20 48 .00
Class R 22 .53 — —
Class R6 29 .07 — —
Class Y 29 .34 26 .76 60 .77
Member Class 26 .62 — —
Maximum Sales Charge — Class A 5.75% 5.75% 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 28 .14 $ 27 .28 $ 64 .74
(a) Includes $454,839 of securities on loan.
(b) Includes $3,712,828 of securities on loan.
(c) Redemption price per share varies by the length of time shares are held.

Statements of Assets and Liabilities
June 30, 2024
14
See notes to financial statements.
Victory Portfolios
(Unaudited)
Victory RS Investors
Fund
Victory Global
Energy Transition
Fund
Assets:
Investments, at value (Cost $38,557,238 and $252,848,645) $ 47,293,480 $ 301,087,582 (a)
Foreign currency, at value (Cost $— and $187,447) — 187,447
Cash 2,324,132 10,135,897
Receivables:
Interest and dividends 55,765 978,822
Capital shares issued 3,425 29,021
Investments sold — 8,851,675
From Adviser 26,244 25,918
Prepaid expenses 18,728 25,226
Total Assets 49,721,774 321,321,588
Liabilities:
Payables:
Collateral received on loaned securities — 4,877,736
Investments purchased — 673,493
Capital shares redeemed 54,858 57,850
Accrued expenses and other payables:
Investment advisory fees 40,665 264,639
Administration fees 2,224 14,476
Custodian fees 926 4,725
Transfer agent fees 1,114 4,564
Sub-Transfer agent fees 6,180 59,413
Compliance fees 31 199
12b-1 fees 2,750 6,783
Other accrued expenses 8,816 200,337
Total Liabilities 117,564 6,164,215
Commitments and contingencies (Note 5 )
Net Assets:
Capital 36,520,004 2,025,896,627
Total accumulated earnings (loss) 13,084,206 (1,710,739,254)
Net Assets $ 49,604,210 $ 315,157,373
Net Assets:
Class A $ 17,612,284 $ 60,146,626
Class C 2,334,353 1,372,054
Class Y 29,657,573 253,638,693
Total $ 49,604,210 $ 315,157,373
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 1,072,645 2,033,710
Class C 172,129 52,744
Class Y 1,735,486 8,188,617
Total 2,980,260 10,275,071
Net asset value, offering and redemption price per share:
Class A $ 16 .42 $ 29 .57
Class C(b) 13 .56 26 .01
Class Y 17 .09 30 .97
Maximum Sales Charge — Class A 5.75% 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 17 .42 $ 31 .37
(a) Includes $3,738,994 of securities on loan.
(b) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Six Months Ended June 30, 2024
15
See notes to financial statements.
Victory Portfolios
(Unaudited)
Victory RS Partners
Fund
Victory RS Value
Fund
Victory RS Large
Cap Alpha Fund
Investment Income:
Dividends $ 3,711,476 $ 2,377,482 $ 5,169,439
Interest 255,278 116,787 265,876
Securities lending (net of fees) 87,780 11,602 —
Foreign tax withholding (37,474) (22,846) (49,590)
Total Income 4,017,060 2,483,025 5,385,725
Expenses:
Investment advisory fees 1,905,941 1,185,322 1,267,375
Administration fees 126,463 76,888 139,658
Sub-Administration fees 8,426 8,426 7,833
12b-1 fees — Class A 227,912 206,422 595,858
12b-1 fees — Class C — 6,462 7,155
12b-1 fees — Class R 5,199 858(a) 6,529(a)
Custodian fees 10,350 7,249 11,774
Transfer agent fees — Class A 6,420 11,262 73,835
Transfer agent fees — Class C — 86 168
Transfer agent fees — Class R 331 132(a) 194(a)
Transfer agent fees — Class Y 749 732 271
Transfer agent fees — Member Class 4,738 — —
Sub-Transfer agent fees — Class A 108,992 84,172 90,248
Sub-Transfer agent fees — Class C — 621 709
Sub-Transfer agent fees — Class R 1,484 342(a) 2,011(a)
Sub-Transfer agent fees — Class Y 126,347 56,163 9,097
Trustees' fees 13,466 8,683 14,825
Compliance fees 2,006 1,231 2,206
Legal and audit fees 20,054 13,701 21,541
State registration and filing fees 58,941 33,351 33,104
Other expenses 44,302 26,946 23,757
Recoupment of prior expenses waived/reimbursed by Adviser 15,584 — —
Total Expenses 2,687,705 1,729,049 2,308,148
Expenses waived/reimbursed by Adviser (160,275) (45,018) (67,851)
Net Expenses 2,527,430 1,684,031 2,240,297
Net Investment Income (Loss) 1,489,630 798,994 3,145,428
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 20,153,089 11,300,297 31,253,743
Net change in unrealized appreciation/depreciation on investment securities (7,605,532) 4,364,607 30,287,014
Net realized/unrealized gains (losses) on investments 12,547,557 15,664,904 61,540,757
Change in net assets resulting from operations $ 14,037,187 $ 16,463,898 $ 64,686,185
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

Statements of Operations
For the Six Months Ended June 30, 2024
16
See notes to financial statements.
Victory Portfolios
(Unaudited)
Victory RS Investors
Fund
Victory Global
Energy Transition
Fund
Investment Income:
Dividends $ 389,744 $ 4,106,340
Interest 46,203 292,618
Securities lending (net of fees) — 225,498
Foreign tax withholding (4,388) (498,653)
Total Income 431,559 4,125,803
Expenses:
Investment advisory fees 219,090 1,542,194
Administration fees 12,064 85,344
Sub-Administration fees 6,691 7,435
12b-1 fees — Class A 20,801 76,193
12b-1 fees — Class C 9,734 6,454
12b-1 fees — Class R(a) 1,185 1,277
Custodian fees 2,551 13,800
Transfer agent fees — Class A 2,272 8,884
Transfer agent fees — Class C 87 146
Transfer agent fees — Class R(a) 107 130
Transfer agent fees — Class Y 264 1,898
Sub-Transfer agent fees — Class A 5,832 39,145
Sub-Transfer agent fees — Class C 1,179 1,128
Sub-Transfer agent fees — Class R(a) 367 479
Sub-Transfer agent fees — Class Y 13,835 135,512
Trustees' fees 1,985 9,694
Compliance fees 184 1,357
Legal and audit fees 5,859 13,898
State registration and filing fees 28,218 34,759
Other expenses 12,522 31,157
Total Expenses 344,827 2,010,884
Expenses waived/reimbursed by Adviser (78,945) (127,151)
Net Expenses 265,882 1,883,733
Net Investment Income (Loss) 165,677 2,242,070
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 2,471,454 (5,574,837)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 1,866,562 31,278,999
Net realized/unrealized gains (losses) on investments 4,338,016 25,704,162
Change in net assets resulting from operations $ 4,503,693 $ 27,946,232
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

17
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Partners Fund Victory RS Value Fund Victory RS Large Cap Alpha Fund
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 1,489,630 $ 1,894,690 $ 798,994 $ 1,104,434 $ 3,145,428 $ 4,106,039
Net realized gains (losses) 20,153,089 19,331,597 11,300,297 19,797,324 31,253,743 21,495,329
Net change in unrealized
appreciation/depreciation (7,605,532) 37,331,993 4,364,607 (544,004) 30,287,014 32,497,987
Change in net assets resulting from
operations 14,037,187 58,558,280 16,463,898 20,357,754 64,686,185 58,099,355
Distributions to Shareholders:
Class A — (9,964,856) — (10,159,173) — (5,028,347)
Class C — — — (82,656) — (10,311)
Class R — (136,041) — (44,199) — (39,700)
Class R6(a) — (128,690) — — — —
Class Y — (12,760,130) — (6,771,375) — (316,540)
Member Class — (304,173) — — — —
Change in net assets resulting from
distributions to shareholders — (23,293,890) — (17,057,403) — (5,394,898)
Change in net assets resulting from
capital transactions 15,931,229 57,259,261 (13,644,642) (23,290,723) (20,839,682) (40,747,144)
Change in net assets 29,968,416 92,523,651 2,819,256 (19,990,372) 43,846,503 11,957,313
Net Assets:
Beginning of period 441,236,128 348,712,477 274,928,704 294,919,076 480,241,811 468,284,498
End of period $ 471,204,544 $ 441,236,128 $ 277,747,960 $ 274,928,704 $ 524,088,314 $ 480,241,811
(a) Victory RS Partners Fund Class R6 commenced operations June 2, 2023.

18
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Partners Fund Victory RS Value Fund Victory RS Large Cap Alpha Fund
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Capital Transactions:
Class A
Proceeds from shares issued $ 5,744,681 $ 17,130,949 $ 2,144,957 $ 7,005,706 $ 6,462,388 $ 13,551,154
Distributions reinvested — 9,769,608 — 9,950,865 — 4,897,677
Cost of shares redeemed (15,190,271) (29,212,273) (12,133,118) (27,270,420) (27,369,737) (56,185,236)
Converted from Class R — — 766,803 — 5,738,687 —
Total Class A $ (9,445,590) $ (2,311,716) $ (9,221,358) $ (10,313,849) $ (15,168,662) $ (37,736,405)
Class C
Proceeds from shares issued $ — $ — $ 202,519 $ 573,522 $ 128,067 $ 85,433
Distributions reinvested — — — 82,656 — 9,380
Cost of shares redeemed — — (165,831) (698,627) (579,406) (2,325,865)
Total Class C $ — $ — $ 36,688 $ (42,449) $ (451,339) $ (2,231,052)
Class R
Proceeds from shares issued $ 44,060 $ 631,762 $ 10,406 (a) $ 62,253 $ 167,205 (a) $ 454,858
Distributions reinvested — 136,041 — (a) 43,403 — (a) 39,601
Cost of shares redeemed (343,115) (236,331) (7,018) (a) (57,012) (337,355) (a) (1,601,104)
Converted into Class A — — (766,803) — (5,738,687) —
Total Class R $ (299,055) $ 531,472 $ (763,415) $ 48,644 $ (5,908,837) $ (1,106,645)
Class R6(b)
Proceeds from shares issued $ 709,707 $ 2,406,780 $ — $ — $ — $ —
Distributions reinvested — 128,690 — — — —
Cost of shares redeemed (16,402) (253,573) — — — —
Total Class R6 $ 693,305 $ 2,281,897 $ — $ — $ — $ —
Class Y
Proceeds from shares issued $ 56,582,618 $ 119,421,565 $ 4,526,864 $ 4,249,251 $ 4,941,987 $ 4,774,028
Distributions reinvested — 12,735,002 — 6,693,898 — 311,865
Cost of shares redeemed (31,600,880) (75,718,023) (8,223,421) (23,926,218) (4,252,831) (4,758,935)
Total Class Y $ 24,981,738 $ 56,438,544 $ (3,696,557) $ (12,983,069) $ 689,156 $ 326,958
Member Class
Proceeds from shares issued $ 601,111 $ 1,414,213 $ — $ — $ — $ —
Distributions reinvested — 304,173 — — — —
Cost of shares redeemed (600,280) (1,399,322) — — — —
Total Member Class $ 831 $ 319,064 $ — $ — $ — $ —
Change in net assets resulting from
capital transactions $ 15,931,229 $ 57,259,261 $ (13,644,642) $ (23,290,723) $ (20,839,682) $ (40,747,144)

19
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Partners Fund Victory RS Value Fund Victory RS Large Cap Alpha Fund
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Share Transactions:
Class A
Issued 215,780 699,587 84,762 287,132 110,040 269,113
Reinvested — 386,948 — 415,010 — 92,123
Redeemed (573,614) (1,172,494) (480,416) (1,121,456) (471,872) (1,122,052)
Converted from Class R — — 28,856 — 94,868 —
Total Class A (357,834) (85,959) (366,798) (419,314) (266,964) (760,816)
Class C
Issued — — 9,681 28,195 2,695 2,150
Reinvested — — — 4,189 — 224
Redeemed — — (7,813) (34,764) (12,716) (59,599)
Total Class C — — 1,868 (2,380) (10,021) (57,225)
Class R
Issued 1,967 30,202 463 (a) 2,700 2,999 (a) 9,260
Reinvested — 6,339 — (a) 1,970 — (a) 752
Redeemed (15,059) (11,126) (310) (a) (2,528) (5,955) (a) (32,631)
Converted into Class A — — (31,356) — (95,776) —
Total Class R (13,092) 25,415 (31,203) 2,142 (98,732) (22,619)
Class R6(b)
Issued 24,187 84,212 — — — —
Reinvested — 4,650 — — — —
Redeemed (569) (9,108) — — — —
Total Class R6 23,618 79,754 — — — —
Class Y
Issued 1,936,677 4,379,533 174,077 168,526 84,483 96,421
Reinvested — 455,922 — 268,149 — 5,895
Redeemed (1,087,253) (2,791,941) (312,299) (942,249) (73,114) (96,503)
Total Class Y 849,424 2,043,514 (138,222) (505,574) 11,369 5,813
Member Class
Issued 22,822 57,727 — — — —
Reinvested — 11,999 — — — —
Redeemed (22,519) (57,074) — — — —
Total Member Class 303 12,652 — — — —
Change in Shares 502,419 2,075,376 (534,355) (925,126) (364,348) (834,847)
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).
(b) Victory RS Partners Fund Class R6 commenced operations June 2, 2023.

20
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Investors Fund
Victory Global Energy Transition
Fund
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 165,677 $ 61,987 $ 2,242,070 $ 6,209,804
Net realized gains (losses) 2,471,454 2,091,858 (5,574,837) 11,430,632
Net change in unrealized appreciation/depreciation 1,866,562 2,875,617 31,278,999 (49,702,268)
Change in net assets resulting from operations 4,503,693 5,029,462 27,946,232 (32,061,832)
Distributions to Shareholders:
Class A — (119,708) — (1,438,450)
Class C — (8,565) — (21,861)
Class R — (5,939) — (27,788)
Class Y — (196,301) — (6,412,119)
Change in net assets resulting from distributions to shareholders — (330,513) — (7,900,218)
Change in net assets resulting from capital transactions 7,929,508 (12,671,365) (12,297,985) (70,417,823)
Change in net assets 12,433,201 (7,972,416) 15,648,247 (110,379,873)
Net Assets:
Beginning of period 37,171,009 45,143,425 299,509,126 409,888,999
End of period $ 49,604,210 $ 37,171,009 $ 315,157,373 $ 299,509,126

21
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Investors Fund
Victory Global Energy Transition
Fund
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Capital Transactions:
Class A
Proceeds from shares issued $ 1,160,710 $ 1,178,724 $ 1,745,153 $ 9,967,925
Distributions reinvested — 114,083 — 1,392,237
Cost of shares redeemed (1,872,810) (2,818,366) (9,957,817) (33,372,460)
Converted from Class R 1,072,879 — 977,642 —
Total Class A $ 360,779 $ (1,525,559) $ (7,235,022) $ (22,012,298)
Class C
Proceeds from shares issued $ 732,237 $ 993,590 $ 191,890 $ 303,598
Distributions reinvested — 8,565 — 21,274
Cost of shares redeemed (52,160) (550,672) (278,506) (1,193,354)
Total Class C $ 680,077 $ 451,483 $ (86,616) $ (868,482)
Class R
Proceeds from shares issued $ 38,469 (a) $ 67,572 $ 32,091 (a) $ 107,502
Distributions reinvested — (a) 5,939 — (a) 27,788
Cost of shares redeemed (16,770) (a) (87,657) (470,539) (a) (488,369)
Converted into Class A (1,072,879) — (977,642) —
Total Class R $ (1,051,180) $ (14,146) $ (1,416,090) $ (353,079)
Class Y
Proceeds from shares issued $ 12,192,543 $ 6,638,591 $ 23,162,599 $ 52,042,127
Distributions reinvested — 195,963 — 5,807,819
Cost of shares redeemed (4,252,711) (18,417,697) (26,722,856) (105,033,910)
Total Class Y $ 7,939,832 $ (11,583,143) $ (3,560,257) $ (47,183,964)
Change in net assets resulting from capital transactions $ 7,929,508 $ (12,671,365) $ (12,297,985) $ (70,417,823)
Share Transactions:
Class A
Issued 72,373 85,735 60,182 321,277
Reinvested — 7,872 — 51,775
Redeemed (118,515) (202,941) (355,002) (1,098,410)
Converted from Class R 64,068 — 33,624 —
Total Class A 17,926 (109,334) (261,196) (725,358)
Class C
Issued 55,098 85,330 7,216 11,152
Reinvested — 716 — 895
Redeemed (3,862) (48,282) (11,234) (44,847)
Total Class C 51,236 37,764 (4,018) (32,800)
Class R
Issued 3,017 (a) 5,697 1,264 (a) 3,765
Reinvested — (a) 484 — (a) 1,106
Redeemed (1,233) (a) (7,668) (19,116) (a) (16,762)
Converted into Class A (75,491) — (36,041) —
Total Class R (73,707) (1,487) (53,893) (11,891)
Class Y
Issued 727,157 471,029 801,465 1,611,568
Reinvested — 12,978 — 206,537
Redeemed (251,573) (1,291,372) (918,828) (3,427,770)
Total Class Y 475,584 (807,365) (117,363) (1,609,665)
Change in Shares 471,039 (880,422) (436,470) (2,379,714)
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory RS Partners Fund
Class A
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $25.73 $23.54 $26.82 $24.21 $24.47 $20.66
Investment Activities:
Net investment income (loss)(a) 0.05 0.07 0.08 (0.09) 0.04 0.12
Net realized and unrealized gains (losses) 0.74 3.58 (1.26) 7.14 0.07 6.12
Total from Investment Activities 0.79 3.65 (1.18) 7.05 0.11 6.24
Distributions to Shareholders from:
Net investment income — (0.22) (0.12) — — (0.21)
Net realized gains — (1.24) (1.98) (4.44) (0.37) (2.22)
Total Distributions — (1.46) (2.10) (4.44) (0.37) (2.43)
Net Asset Value, End of Period $26.52 $25.73 $23.54 $26.82 $24.21 $24.47
Total Return (excludes sales charge)(b)(c) 3.11% 15.66% (4.54)% 29.58% 0.46% 30.69%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.33% 1.37% 1.45% 1.45% 1.45% 1.45%
Net Investment Income (Loss)(d) 0.41% 0.29% 0.33% (0.29)% 0.20% 0.49%
Gross Expenses(d)(e) 1.33% 1.40% 1.49% 1.49% 1.53% 1.52%
Supplemental Data:
Net Assets at end of period (000's) $179,374 $183,203 $169,628 $195,053 $156,629 $193,630
Portfolio Turnover(b)(f) 22% 72% 98% 64% 108%(g) 57%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Reflects an increase in trading activity due to asset allocation shifts.

23
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Partners Fund
Class R
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $21.89 $20.25 $23.41 $21.65 $22.01 $18.79
Investment Activities:
Net investment income (loss)(a) —(b) (0.03)(c) (0.01) (0.17) (0.03) 0.03
Net realized and unrealized gains (losses) 0.64 3.08 (1.10) 6.37 0.04 5.55
Total from Investment Activities 0.64 3.05 (1.11) 6.20 0.01 5.58
Distributions to Shareholders from:
Net investment income — (0.17) (0.07) — — (0.14)
Net realized gains — (1.24) (1.98) (4.44) (0.37) (2.22)
Total Distributions — (1.41) (2.05) (4.44) (0.37) (2.36)
Net Asset Value, End of Period $22.53 $21.89 $20.25 $23.41 $21.65 $22.01
Total Return(d)(e) 2.92% 15.19% (4.86)% 29.15% 0.06% 30.26%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.69% 1.73% 1.81% 1.81% 1.81% 1.81%
Net Investment Income (Loss)(f) 0.04% (0.12)% (0.03)% (0.65)% (0.15)% 0.12%
Gross Expenses(f)(g) 2.29% 2.29% 2.54% 2.48% 2.87% 2.63%
Supplemental Data:
Net Assets at end of period (000's) $1,967 $2,198 $1,519 $1,652 $1,421 $1,510
Portfolio Turnover(d)(h) 22% 72% 98% 64% 108%(i) 57%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(i) Reflects an increase in trading activity due to asset allocation shifts.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory RS Partners Fund
Class R6
Six Months
Ended
June 30, 2024
(Unaudited)
June 2,
2023(a)
through
December 31,
2023
Net Asset Value, Beginning of Period $28.13 $25.62
Investment Activities:
Net investment income (loss)(b) 0.13 0.04
Net realized and unrealized gains (losses) 0.81 4.02
Total from Investment Activities 0.94 4.06
Distributions to Shareholders from:
Net investment income — (0.31)
Net realized gains — (1.24)
Total Distributions — (1.55)
Net Asset Value, End of Period $29.07 $28.13
Total Return(c)(d) 3.34% 16.00%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.89% 0.89%
Net Investment Income (Loss)(e) 0.89% 0.26%
Gross Expenses(e)(f) 1.55% 2.10%
Supplemental Data:
Net Assets at end of period (000's) $3,005 $2,244
Portfolio Turnover(c)(g) 22% 72%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

25
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Partners Fund
Class Y
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $28.40 $25.83 $29.21 $25.99 $26.17 $21.94
Investment Activities:
Net investment income (loss)(a) 0.12 0.17 0.19 0.02 0.12 0.21
Net realized and unrealized gains (losses) 0.82 3.94 (1.39) 7.69 0.07 6.52
Total from Investment Activities 0.94 4.11 (1.20) 7.71 0.19 6.73
Distributions to Shareholders from:
Net investment income — (0.30) (0.20) (0.05) — (0.28)
Net realized gains — (1.24) (1.98) (4.44) (0.37) (2.22)
Total Distributions — (1.54) (2.18) (4.49) (0.37) (2.50)
Net Asset Value, End of Period $29.34 $28.40 $25.83 $29.21 $25.99 $26.17
Total Return(b)(c) 3.31% 16.07% (4.23)% 30.03% 0.77% 31.18%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.94% 1.01% 1.12% 1.12% 1.12% 1.12%
Net Investment Income (Loss)(d) 0.82% 0.62% 0.67% 0.05% 0.54% 0.82%
Gross Expenses(d)(e) 1.04% 1.13% 1.21% 1.19% 1.23% 1.21%
Supplemental Data:
Net Assets at end of period (000's) $281,188 $248,103 $172,847 $177,278 $168,087 $232,432
Portfolio Turnover(b)(f) 22% 72% 98% 64% 108%(g) 57%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Reflects an increase in trading activity due to asset allocation shifts.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory RS Partners Fund
Member Class
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
November 3,
2020(a)
through
December 31,
2020
Net Asset Value, Beginning of Period $25.79 $23.58 $26.87 $24.22 $19.64
Investment Activities:
Net investment income (loss)(b) 0.08 0.12 0.15 (0.04) 0.01
Net realized and unrealized gains (losses) 0.75 3.59 (1.29) 7.17 4.94
Total from Investment Activities 0.83 3.71 (1.14) 7.13 4.95
Distributions to Shareholders from:
Net investment income — (0.26) (0.17) (0.04) —
Net realized gains — (1.24) (1.98) (4.44) (0.37)
Total Distributions — (1.50) (2.15) (4.48) (0.37)
Net Asset Value, End of Period $26.62 $25.79 $23.58 $26.87 $24.22
Total Return(c)(d) 3.22% 15.90% (4.36)% 29.90% 25.22%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.13% 1.18% 1.25% 1.25% 1.25%
Net Investment Income (Loss)(e) 0.62% 0.48% 0.59% (0.14)% 0.36%
Gross Expenses(e)(f) 1.39% 1.57% 1.78% 3.05% 33.63%
Supplemental Data:
Net Assets at end of period (000's) $5,671 $5,488 $4,719 $2,994 $102
Portfolio Turnover(c)(g) 22% 72% 98% 64% 108%(h)
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Reflects an increase in trading activity due to asset allocation shifts.

27
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Value Fund
Class A
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $24.25 $24.04 $26.33 $23.68 $24.79 $20.28
Investment Activities:
Net investment income (loss)(a) 0.06 0.07 0.03 0.03 0.03 0.07
Net realized and unrealized gains (losses) 1.40 1.71 (0.80) 6.34 (0.68) 6.28
Total from Investment Activities 1.46 1.78 (0.77) 6.37 (0.65) 6.35
Distributions to Shareholders from:
Net investment income — (0.15) (0.12) (0.11) — (0.14)
Net realized gains — (1.42) (1.40) (3.61) (0.46) (1.70)
Total Distributions — (1.57) (1.52) (3.72) (0.46) (1.84)
Net Asset Value, End of Period $25.71 $24.25 $24.04 $26.33 $23.68 $24.79
Total Return (excludes sales charge)(b)(c) 6.02% 7.52% (2.97)% 27.31% (2.59)% 31.35%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.30% 1.30% 1.30% 1.30% 1.30% 1.30%
Net Investment Income (Loss)(d) 0.48% 0.30% 0.13% 0.12% 0.14% 0.28%
Gross Expenses(d)(e) 1.33% 1.34% 1.32% 1.34% 1.37% 1.35%
Supplemental Data:
Net Assets at end of period (000's) $164,177 $163,769 $172,406 $188,881 $162,145 $207,200
Portfolio Turnover(b)(f) 15% 55% 71% 69% 73% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
28
See notes to financial statements.
Victory RS Value Fund
Class C
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $20.07 $20.16 $22.38 $20.65 $21.85 $18.08
Investment Activities:
Net investment income (loss)(a) (0.03)(b) (0.09)(b) (0.14) (0.16) (0.11) (0.11)
Net realized and unrealized gains (losses) 1.16 1.42 (0.68) 5.50 (0.63) 5.58
Total from Investment Activities 1.13 1.33 (0.82) 5.34 (0.74) 5.47
Distributions to Shareholders from:
Net realized gains — (1.42) (1.40) (3.61) (0.46) (1.70)
Total Distributions — (1.42) (1.40) (3.61) (0.46) (1.70)
Net Asset Value, End of Period $21.20 $20.07 $20.16 $22.38 $20.65 $21.85
Total Return (excludes contingent deferred sales
charge)(c)(d) 5.58% 6.76% (3.71)% 26.28% (3.35)% 30.32%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.07% 2.07% 2.07% 2.07% 2.07% 2.07%
Net Investment Income (Loss)(e) (0.28)% (0.45)% (0.65)% (0.67)% (0.62)% (0.50)%
Gross Expenses(e)(f) 3.05% 2.94% 3.00% 2.33% 2.60% 2.29%
Supplemental Data:
Net Assets at end of period (000's) $1,337 $1,228 $1,282 $1,398 $2,618 $4,872
Portfolio Turnover(c)(g) 15% 55% 71% 69% 73% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

29
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Value Fund
Class Y
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $25.21 $24.92 $27.23 $24.38 $25.45 $20.77
Investment Activities:
Net investment income (loss)(a) 0.09 0.14 0.09 0.10 0.08 0.13
Net realized and unrealized gains (losses) 1.46 1.78 (0.82) 6.53 (0.69) 6.44
Total from Investment Activities 1.55 1.92 (0.73) 6.63 (0.61) 6.57
Distributions to Shareholders from:
Net investment income — (0.21) (0.18) (0.17) — (0.19)
Net realized gains — (1.42) (1.40) (3.61) (0.46) (1.70)
Total Distributions — (1.63) (1.58) (3.78) (0.46) (1.89)
Net Asset Value, End of Period $26.76 $25.21 $24.92 $27.23 $24.38 $25.45
Total Return(b)(c) 6.15% 7.75% (2.71)% 27.57% (2.37)% 31.69%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.06% 1.06% 1.06% 1.06% 1.06% 1.06%
Net Investment Income (Loss)(d) 0.72% 0.54% 0.36% 0.36% 0.38% 0.51%
Gross Expenses(d)(e) 1.07% 1.07% 1.06% 1.06% 1.10% 1.07%
Supplemental Data:
Net Assets at end of period (000's) $112,234 $109,234 $120,583 $143,783 $142,515 $176,749
Portfolio Turnover(b)(f) 15% 55% 71% 69% 73% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
30
See notes to financial statements.
Victory RS Large Cap Alpha Fund
Class A
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $53.66 $47.92 $55.16 $50.59 $53.11 $42.20
Investment Activities:
Net investment income (loss)(a) 0.36 0.44 0.40 0.65 0.52 0.51
Net realized and unrealized gains (losses) 7.00 5.90 (2.88) 10.81 (1.12) 12.44
Total from Investment Activities 7.36 6.34 (2.48) 11.46 (0.60) 12.95
Distributions to Shareholders from:
Net investment income — (0.33) (0.43) (0.57) (0.15) (0.37)
Net realized gains — (0.27) (4.33) (6.32) (1.77) (1.67)
Total Distributions — (0.60) (4.76) (6.89) (1.92) (2.04)
Net Asset Value, End of Period $61.02 $53.66 $47.92 $55.16 $50.59 $53.11
Total Return (excludes sales charge)(b)(c) 13.73% 13.25% (4.62)% 23.00% (1.03)% 30.73%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.89% 0.89% 0.89% 0.89% 0.89% 0.89%
Net Investment Income (Loss)(d) 1.23% 0.88% 0.76% 1.13% 1.13% 1.03%
Gross Expenses(d)(e) 0.91% 0.93% 0.92% 0.93% 0.95% 0.95%
Supplemental Data:
Net Assets at end of period (000's) $494,868 $449,497 $437,855 $495,890 $444,160 $520,159
Portfolio Turnover(b)(f) 11% 39% 61% 52% 95% 51%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

31
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Large Cap Alpha Fund
Class C
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $42.38 $37.97 $44.72 $42.07 $44.70 $35.78
Investment Activities:
Net investment income (loss)(a) 0.10 0.03 (0.03) 0.13 0.14 0.10
Net realized and unrealized gains (losses) 5.52 4.65 (2.32) 8.97 (1.00) 10.50
Total from Investment Activities 5.62 4.68 (2.35) 9.10 (0.86) 10.60
Distributions to Shareholders from:
Net investment income — — (0.07) (0.13) — (0.01)
Net realized gains — (0.27) (4.33) (6.32) (1.77) (1.67)
Total Distributions — (0.27) (4.40) (6.45) (1.77) (1.68)
Net Asset Value, End of Period $48.00 $42.38 $37.97 $44.72 $42.07 $44.70
Total Return (excludes contingent deferred sales
charge)(b)(c) 13.26% 12.37% (5.39)% 22.05% (1.85)% 29.70%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.69% 1.69% 1.69% 1.69% 1.69% 1.69%
Net Investment Income (Loss)(d) 0.44% 0.07% (0.07)% 0.27% 0.37% 0.24%
Gross Expenses(d)(e) 2.69% 2.15% 1.92% 1.80% 1.79% 1.74%
Supplemental Data:
Net Assets at end of period (000's) $1,317 $1,587 $3,595 $6,230 $11,326 $17,028
Portfolio Turnover(b)(f) 11% 39% 61% 52% 95% 51%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory RS Large Cap Alpha Fund
Class Y
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $53.39 $47.67 $54.90 $50.37 $52.87 $42.01
Investment Activities:
Net investment income (loss)(a) 0.42 0.54 0.52 0.78 0.62 0.61
Net realized and unrealized gains (losses) 6.96 5.89 (2.89) 10.76 (1.10) 12.38
Total from Investment Activities 7.38 6.43 (2.37) 11.54 (0.48) 12.99
Distributions to Shareholders from:
Net investment income — (0.44) (0.53) (0.69) (0.25) (0.46)
Net realized gains — (0.27) (4.33) (6.32) (1.77) (1.67)
Total Distributions — (0.71) (4.86) (7.01) (2.02) (2.13)
Net Asset Value, End of Period $60.77 $53.39 $47.67 $54.90 $50.37 $52.87
Total Return(b)(c) 13.82% 13.51% (4.43)% 23.28% (0.83)% 30.99%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.68% 0.68% 0.68% 0.68% 0.68% 0.68%
Net Investment Income (Loss)(d) 1.44% 1.09% 0.98% 1.35% 1.34% 1.24%
Gross Expenses(d)(e) 0.70% 0.72% 0.71% 0.68% 0.82% 0.78%
Supplemental Data:
Net Assets at end of period (000's) $27,904 $23,905 $21,070 $20,169 $16,011 $20,021
Portfolio Turnover(b)(f) 11% 39% 61% 52% 95% 51%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

33
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Investors Fund
Class A
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $14.71 $13.10 $13.90 $12.84 $13.10 $10.68
Investment Activities:
Net investment income (loss)(a) 0.05 —(b) (0.01) 0.02 (0.01) —(b)
Net realized and unrealized gains (losses) 1.66 1.72 (0.26) 3.25 (0.21) 2.99
Total from Investment Activities 1.71 1.72 (0.27) 3.27 (0.22) 2.99
Distributions to Shareholders from:
Net investment income — (0.03) (0.01) —(b) — —
Net realized gains — (0.08) (0.52) (2.21) (0.04) (0.57)
Total Distributions — (0.11) (0.53) (2.21) (0.04) (0.57)
Net Asset Value, End of Period $16.42 $14.71 $13.10 $13.90 $12.84 $13.10
Total Return (excludes sales charge)(c)(d) 11.62% 13.17% (2.01)% 25.74% (1.68)% 28.01%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.33% 1.33% 1.33% 1.33% 1.33% 1.33%
Net Investment Income (Loss)(e) 0.63% 0.01% (0.05)% 0.13% (0.08)% 0.03%
Gross Expenses(e)(f) 1.62% 1.63% 1.64% 1.66% 1.71% 1.62%
Supplemental Data:
Net Assets at end of period (000's) $17,612 $15,515 $15,250 $15,039 $12,663 $16,906
Portfolio Turnover(c)(g) 30% 36% 69% 68% 66% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory RS Investors Fund
Class C
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $12.19 $10.93 $11.76 $11.22 $11.54 $9.53
Investment Activities:
Net investment income (loss)(a) (0.01)(b) (0.08)(b) (0.10) (0.08) (0.08) (0.08)
Net realized and unrealized gains (losses) 1.38 1.42 (0.21) 2.83 (0.20) 2.66
Total from Investment Activities 1.37 1.34 (0.31) 2.75 (0.28) 2.58
Distributions to Shareholders from:
Net realized gains — (0.08) (0.52) (2.21) (0.04) (0.57)
Total Distributions — (0.08) (0.52) (2.21) (0.04) (0.57)
Net Asset Value, End of Period $13.56 $12.19 $10.93 $11.76 $11.22 $11.54
Total Return (excludes contingent deferred sales
charge)(c)(d) 11.15% 12.38% (2.69)% 24.78% (2.43)% 27.08%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.07% 2.07% 2.07% 2.07% 2.07% 2.07%
Net Investment Income (Loss)(e) (0.11)% (0.72)% (0.90)% (0.64)% (0.85)% (0.73)%
Gross Expenses(e)(f) 2.89% 3.41% 2.95% 2.42% 2.75% 2.54%
Supplemental Data:
Net Assets at end of period (000's) $2,334 $1,474 $909 $2,702 $3,306 $6,898
Portfolio Turnover(c)(g) 30% 36% 69% 68% 66% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

35
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Investors Fund
Class Y
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $15.29 $13.61 $14.41 $13.24 $13.47 $10.94
Investment Activities:
Net investment income (loss)(a) 0.08 0.04 0.04 0.06 0.02 0.03
Net realized and unrealized gains (losses) 1.72 1.79 (0.28) 3.36 (0.21) 3.07
Total from Investment Activities 1.80 1.83 (0.24) 3.42 (0.19) 3.10
Distributions to Shareholders from:
Net investment income — (0.07) (0.04) (0.04) — —
Net realized gains — (0.08) (0.52) (2.21) (0.04) (0.57)
Total Distributions — (0.15) (0.56) (2.25) (0.04) (0.57)
Net Asset Value, End of Period $17.09 $15.29 $13.61 $14.41 $13.24 $13.47
Total Return(b)(c) 11.77% 13.52% (1.73)% 26.07% (1.41)% 28.35%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.05% 1.05% 1.05% 1.05% 1.05% 1.05%
Net Investment Income (Loss)(d) 0.92% 0.30% 0.30% 0.40% 0.17% 0.27%
Gross Expenses(d)(e) 1.35% 1.38% 1.36% 1.32% 1.50% 1.43%
Supplemental Data:
Net Assets at end of period (000's) $29,658 $19,261 $28,143 $12,577 $11,253 $19,146
Portfolio Turnover(b)(f) 30% 36% 69% 68% 66% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory Global Energy Transition Fund
Class A
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $27.03 $30.30 $22.62 $12.36 $9.71 $12.86
Investment Activities:
Net investment income (loss)(a) 0.17 0.42 0.25 (0.04) (0.01) —(b)
Net realized and unrealized gains (losses) 2.37 (3.05) 7.67 10.30 2.67 (3.15)
Total from Investment Activities 2.54 (2.63) 7.92 10.26 2.66 (3.15)
Distributions to Shareholders from:
Net investment income — (0.64) (0.24) — (0.01) —
Total Distributions — (0.64) (0.24) — (0.01) —
Net Asset Value, End of Period $29.57 $27.03 $30.30 $22.62 $12.36 $9.71
Total Return (excludes sales charge)(c)(d) 9.43% (8.68)% 35.01% 83.01% 27.35% (24.49)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.48% 1.48% 1.48% 1.48% 1.48% 1.48%
Net Investment Income (Loss)(e) 1.17% 1.34% 0.88% (0.21)% (0.15)% 0.00%(g)
Gross Expenses(e)(f) 1.55% 1.55% 1.53% 1.58% 1.79% 1.69%
Supplemental Data:
Net Assets at end of period (000's) $60,147 $62,033 $91,521 $78,317 $36,803 $32,630
Portfolio Turnover(c)(h) 35% 47% 64% 79% 46% 24%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Amount is less than 0.005%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

37
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Global Energy Transition Fund
Class C
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $23.87 $26.76 $19.98 $11.00 $8.71 $11.63
Investment Activities:
Net investment income (loss)(a) 0.05 0.15 0.01 (0.17) (0.07) (0.08)
Net realized and unrealized gains (losses) 2.09 (2.67) 6.77 9.15 2.36 (2.84)
Total from Investment Activities 2.14 (2.52) 6.78 8.98 2.29 (2.92)
Distributions to Shareholders from:
Net investment income — (0.37) —(b) — — —
Total Distributions — (0.37) —(b) — — —
Net Asset Value, End of Period $26.01 $23.87 $26.76 $19.98 $11.00 $8.71
Total Return (excludes contingent deferred sales
charge)(c)(d) 9.01% (9.42)% 33.94% 81.64% 26.29% (25.11)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.28% 2.28% 2.28% 2.28% 2.28% 2.28%
Net Investment Income (Loss)(e) 0.39% 0.54% 0.03% (1.02)% (0.92)% (0.81)%
Gross Expenses(e)(f) 3.29% 2.77% 2.64% 2.41% 3.32% 2.75%
Supplemental Data:
Net Assets at end of period (000's) $1,372 $1,355 $2,396 $3,240 $2,385 $2,949
Portfolio Turnover(c)(g) 35% 47% 64% 79% 46% 24%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
38
See notes to financial statements.
Victory Global Energy Transition Fund
Class Y
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $28.26 $31.68 $23.64 $12.88 $10.11 $13.38
Investment Activities:
Net investment income (loss)(a) 0.23 0.54 0.38 0.02 0.02 0.03
Net realized and unrealized gains (losses) 2.48 (3.20) 8.00 10.75 2.78 (3.27)
Total from Investment Activities 2.71 (2.66) 8.38 10.77 2.80 (3.24)
Distributions to Shareholders from:
Net investment income — (0.76) (0.34) (0.01) (0.03) (0.03)
Total Distributions — (0.76) (0.34) (0.01) (0.03) (0.03)
Net Asset Value, End of Period $30.97 $28.26 $31.68 $23.64 $12.88 $10.11
Total Return(b)(c) 9.59% (8.37)% 35.46% 83.62% 27.73% (24.25)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.15% 1.15% 1.15% 1.15% 1.15% 1.15%
Net Investment Income (Loss)(d) 1.53% 1.66% 1.24% 0.10% 0.18% 0.27%
Gross Expenses(d)(e) 1.22% 1.21% 1.19% 1.21% 1.28% 1.26%
Supplemental Data:
Net Assets at end of period (000's) $253,638 $234,761 $314,108 $210,586 $119,237 $114,972
Portfolio Turnover(b)(f) 35% 47% 64% 79% 46% 24%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2024
Victory Portfolios
39
(Unaudited)
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following five Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund, with the exception of Victory RS Investors Fund and Victory Global Energy Transition Fund, is classified as diversified under the 1940 Act.
* Effective March 28, 2024, Class R was converted to Class A.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory RS Partners Fund RS Partners Fund A, R, R6, Y, and Member Class
Victory RS Value Fund* RS Value Fund A, C, and Y
Victory RS Large Cap Alpha Fund* RS Large Cap Alpha Fund A, C, and Y
Victory RS Investors Fund* RS Investors Fund A, C, and Y
Victory Global Energy Transition Fund* Global Energy Transition Fund A, C, and Y

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
40
(Unaudited)
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAV is calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of June 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
As of June 30, 2024, there were no significant transfers into/out of Level 3.
During the six months ended June 30, 2024, the Global Energy Transition Fund held shares of securities, which were subject to contractual sale restrictions. The restrictions were due to a twelve-month special purpose acquisition company ("SPACs") lock-up agreement, which restricts the sale of shares for an agreed period of time. The restrictions were scheduled to be in effect until April 17, 2024, however these restrictions lapsed early on February 21, 2024, and August 23, 2023, because the shares met contractual milestones. The total fair value of these securities as of the dates the restrictions were lapsed was deemed to be $17,620,899.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
SPACs:
The Funds may invest in stock, warrants and other securities of SPACs. SPAC typically is a publicly traded company that raises funds through an initial public offering (“IPO”) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s
IPO. If the Fund purchases shares of a SPAC in an IPO it generally will bear a sales commission, which may be significant. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying
Level 1 Level 2 Level 3 Total
RS Partners Fund
Common Stocks ............................ $ 459,860,268 $ — $ — $ 459,860,268
Preferred Stocks ............................ — — 587,369 587,369
Collateral for Securities Loaned ................ 477,708 — — 477,708
Total .................................... $ 460,337,976 $ — $ 587,369 $ 460,925,345
RS Value Fund
Common Stocks ............................ 271,990,977 — — 271,990,977
Collateral for Securities Loaned ................ 3,818,216 — — 3,818,216
Total .................................... $ 275,809,193 $ — $ — $ 275,809,193
RS Large Cap Alpha Fund
Common Stocks ............................ 511,949,706 — — 511,949,706
Total .................................... $ 511,949,706 $ — $ — $ 511,949,706
RS Investors Fund
Common Stocks ............................ 47,293,480 — — 47,293,480
Total .................................... $ 47,293,480 $ — $ — $ 47,293,480
Global Energy Transition Fund
Common Stocks ............................ 268,231,942 27,977,904 — 296,209,846
Collateral for Securities Loaned ................ 4,877,736 — — 4,877,736
Total ....................................
$ 273,109,678 $ 27,977,904 $ — $ 301,087,582

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
41
(Unaudited)
the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of the Funds’ other investments. If an acquisition or merger that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC will expire worthless.
Private Investments in Public Equities ("PIPEs"):
The Funds may acquire common stock or a security convertible into common stock, such as a warrant or convertible preferred stock, directly from an issuer seeking to raise capital in a private placement pursuant to Regulation D under the 1933 Act. These transactions are commonly referred to as a private placement in a publicly held company, or “PIPE.” The issuer’s common stock is usually publicly traded on a U.S.
securities exchange or in the over-the-counter market, but the securities acquired will be subject to restrictions on resale imposed by U.S.
securities laws absent an effective registration statement. In recognition of the illiquid nature of the securities being acquired, the purchase price paid in a PIPE transaction (or the conversion price of the convertible securities being acquired) will typically be fixed at a discount to the prevailing market price of the issuer’s common stock at the time of the transaction. As part of a PIPE transaction, the issuer usually will be contractually obligated to seek to register, within an agreed upon period of time for public resale under the U.S. securities laws, the common stock or the shares of common stock issuable upon conversion of the convertible securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the issuer’s securities. If the issuer fails to so register the shares within that period, the buyer may be entitled to additional consideration from the issuer (e.g., warrants to acquire additional shares of common stock), but the buyer may not be able to sell its shares unless and until the registration process is successfully completed. Thus, PIPE transactions present certain risks not associated with open market purchases of equities.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Funds to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of June 30, 2024, the Funds had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
42
(Unaudited)
disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2024:
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.
For the six months ended June 30, 2024, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2024, were as follows:
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
RS Partners Fund ................................................. $ 454,839 $ — $ 477,708
RS Value Fund ................................................... 3,712,828 — 3,818,216
Global Energy Transition Fund ....................................... 3,738,994 — 4,877,736

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
43
(Unaudited)
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of June 30, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
VCM has entered into a Sub-Advisory Agreement with SailingStone Capital Partners LLC (“SailingStone”). SailingStone is responsible for providing day-to-day investment advisory services to the Global Energy Transition Fund, subject to the oversight of the Board. Sub-investment advisory fees paid by VCM to SailingStone do not represent a separate or additional expense to the Funds.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended June 30, 2024, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended June 30, 2024, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statements of Operations as Sub-
Administration fees.
Excluding U.S. Government Securities
Purchases Sales
RS Partners Fund ................................................................... $ 117,915,933 $ 97,830,285
RS Value Fund ..................................................................... 41,968,855 54,192,113
RS Large Cap Alpha Fund ............................................................ 57,038,593 72,612,868
RS Investors Fund .................................................................. 20,081,568 12,796,569
Global Energy Transition Fund ......................................................... 99,035,099 106,723,731
RS Partners Fund
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Global Energy Transition Fund
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Flat Rate
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.83%
RS Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85%
RS Large Cap Alpha Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
RS Investors Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Global Energy Transition Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
44
(Unaudited)
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios II, in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the six months ended June 30, 2024, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the six months ended June
30, 2024, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
* Rate was in effect until March 28, 2024 at which time Class R was converted into Class A.
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the six months ended June 30, 2024, the Distributor received the following from commissions earned in connection with sales of Class A:
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2024, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not
Class A Class C Class R
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A 0.50%
RS Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%*
RS Large Cap Alpha Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%*
RS Investors Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%*
Global Energy Transition Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%*
Amount
RS Partners Fund ..................................................................................... $ 924
RS Value Fund ....................................................................................... 174
RS Large Cap Alpha Fund .............................................................................. 1,746
RS Investors Fund .................................................................................... 940
Global Energy Transition Fund ........................................................................... 211

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
45
(Unaudited)
incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of June 30, 2024, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2024.
For the six months ended June 30, 2024, the following recoupment amounts were paid to the Adviser:
As of June 30, 2024, the following amounts are available to be repaid to the Adviser:
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2024.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Sector Focus Risk —  To the extent the Funds focus in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Funds’ investments and could make the Funds’ performance more volatile. For example, the values of companies in the Information Technology sector are particularly vulnerable to economic downturns, short product cycles and aggressive pricing, market competition and changes in government regulation.
Concentration Risk —  The Global Energy Transition Fund (herein, the Fund)  may concentrate its investments in a particular industry, as the term “concentration” is used in the 1940 Act. Concentrating investments in the Natural Resources sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the
Fund adversely to the extent they cause the Fund’s cash position or cash requirements to exceed normal levels.
Natural Resources Investment Risk — Investment in companies in natural resources industries (including those in the energy sector) can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes
In effect until April 30, 2025
Class A Class C Class R Class R6 Class Y
Member
Class
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.33% N/A 1.69% 0.89% 0.94% 1.13%
RS Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.30% 2.07% N/A N/A 1.06% N/A
RS Large Cap Alpha Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.89% 1.69% N/A N/A 0.68% N/A
RS Investors Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.33% 2.07% N/A N/A 1.05% N/A
Global Energy Transition Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.48% 2.28% N/A N/A 1.15% N/A
Amount
RS Partners Fund ..................................................................................... $ 15,584
Expires
2024
Expires
2025
Expires
2026
Expires
2027 Total
RS Partners Fund ......................................... $ 118,563 $ 263,864 $ 349,690 $ 160,275 $ 892,392
RS Value Fund ........................................... 35,732 50,274 89,234 35,203 210,443
RS Large Cap Alpha Fund .................................. 99,817 156,492 177,051 57,401 490,761
RS Investors Fund ........................................ 44,688 114,187 140,039 69,343 368,257
Global Energy Transition Fund ............................... 137,202 182,112 266,729 117,425 703,468

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
46
(Unaudited)
in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. For example, the COVID-19 pandemic has drastically reduced the demand for various natural resources and has drastically increased the price volatility of natural resources and companies within the natural resources industry. An extended period of reduced (or negative) prices may significantly lengthen the time that companies within the natural resources industries would need to recover after a stabilization of prices. Investments in interests in gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships, which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.
Smaller-Capitalization Stock Risk — Small- and mid-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Limited Portfolio Holdings Risk —To the extent the Funds invest assets in a more limited number of issuers than other mutual funds, a decline in the market value of a particular security may affect the Funds' value more than if the Funds invested in a larger number of issuers.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II, and Victory Portfolios III (collectively, the "Victory
Funds Complex"), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each
Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended June 30, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The Funds did not utilize or participate in the Facility during the six months ended June 30, 2024.
N
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
Declared Paid
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Large Cap Alpha Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Investors Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Global Energy Transition Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
47
(Unaudited)
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of the tax year ended December 31, 2023, the Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used .
Short-Term
Amount
Long-Term
Amount Total
Global Energy Transition Fund ............................................ $ — $ (1,739,479,481) $ (1,739,479,481)

Supplemental Information
June 30, 2024
Victory Portfolios
48
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding each Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Funds' Statement of Additional Information on our website or upon request by calling 800-539-3863 (800-235-8396 for Member
Class). Each Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by
August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on vcm.com.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and are available on the SEC’s website at sec.gov.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VPRSVF-SAR (6/24)

June 30, 2024
Semi-Annual Report: Full Financials
Victory RS Small Cap Growth Fund
Victory RS Select Growth Fund
Victory RS Mid Cap Growth Fund
Victory RS Growth Fund
Victory RS Science and Technology Fund
Victory RS Small Cap Equity Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Schedules of Portfolio Investments
Victory RS Small Cap Growth Fund
3
Victory RS Select Growth Fund
6
Victory RS Mid Cap Growth Fund
8
Victory RS Growth Fund
10
Victory RS Science and Technology Fund
12
Victory RS Small Cap Equity Fund
15
Financial Statements
Statements of Assets and Liabilities
17
Statements of Operations
19
Statements of Changes in Net Assets
21
Financial Highlights
26
Notes to Financial Statements 49
Supplemental Information
Proxy Voting and Portfolio Holdings Information
57

2
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory RS Small Cap Growth Fund
3
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.0%)
Consumer Discretionary (12.0%):
American Eagle Outfitters, Inc. ............................................. 481,790 $ 9,616,528
Atmus Filtration Technologies, Inc. (a) ........................................ 144,250 4,151,515
Modine Manufacturing Co. (a) .............................................. 36,040 3,610,848
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 35,340 3,469,328
RH (a) ............................................................... 28,630 6,998,317
Skyline Champion Corp. (a) ................................................ 142,750 9,671,312
Sonos, Inc. (a) ......................................................... 442,870 6,536,761
Sweetgreen, Inc. , Class A (a) ............................................... 138,240 4,166,554
Under Armour, Inc. , Class C (a) ............................................. 1,299,020 8,482,601
Wayfair, Inc. , Class A (a) (b) ................................................ 69,830 3,682,136
60,385,900
Consumer Staples (2.9%):
Freshpet, Inc. (a) ........................................................ 34,850 4,509,241
The Vita Coco Co., Inc. (a) ................................................ 129,470 3,605,740
Utz Brands, Inc. ........................................................ 380,140 6,325,530
14,440,511
Energy (3.9%):
Matador Resources Co. ................................................... 92,180 5,493,928
Tidewater, Inc. (a) ....................................................... 75,910 7,227,391
Weatherford International PLC (a) ........................................... 58,470 7,159,652
19,880,971
Financials (8.8%):
Euronet Worldwide, Inc. (a) ................................................ 43,290 4,480,515
FirstCash Holdings, Inc. .................................................. 70,060 7,347,893
Flywire Corp. (a) ....................................................... 240,990 3,949,826
Palomar Holdings, Inc. (a) ................................................. 47,180 3,828,657
Payoneer Global, Inc. (a) .................................................. 919,980 5,096,689
Shift4 Payments, Inc. , Class A (a) ............................................ 68,510 5,025,208
Walker & Dunlop, Inc. ................................................... 47,700 4,684,140
Wintrust Financial Corp. .................................................. 42,710 4,209,498
WisdomTree, Inc. ....................................................... 609,180 6,036,974
44,659,400
Health Care (23.2%):
Acadia Healthcare Co., Inc. (a) .............................................. 65,720 4,438,729
Amicus Therapeutics, Inc. (a) ............................................... 423,370 4,199,830
Apellis Pharmaceuticals, Inc. (a) ............................................ 83,290 3,195,004
Apogee Therapeutics, Inc. (a) ............................................... 45,550 1,792,393
Arcellx, Inc. (a) ........................................................ 64,670 3,569,137
Biohaven Ltd. (a) ....................................................... 55,270 1,918,422
Blueprint Medicines Corp. (a) .............................................. 61,580 6,637,092
Bridgebio Pharma, Inc. (a) ................................................. 93,530 2,369,115
Cabaletta Bio, Inc. (a) .................................................... 175,660 1,313,937
Crinetics Pharmaceuticals, Inc. (a) ........................................... 59,450 2,662,765
Disc Medicine, Inc. (a) ................................................... 80,350 3,621,374
HealthEquity, Inc. (a) .................................................... 73,030 6,295,186
Ideaya Biosciences, Inc. (a) ................................................ 79,890 2,804,938
Immunome, Inc. (a) (b) ................................................... 141,080 1,707,068
Immunovant, Inc. (a) ..................................................... 86,720 2,289,408
Insmed, Inc. (a) (b) ...................................................... 34,870 2,336,290
Inspire Medical Systems, Inc. (a) ............................................ 18,890 2,528,049
Krystal Biotech, Inc. (a) ................................................... 29,300 5,380,652
MoonLake Immunotherapeutics (a) (b) ........................................ 45,640 2,006,791
Nuvalent, Inc. , Class A (a) ................................................. 46,090 3,496,387
Olema Pharmaceuticals, Inc. (a) ............................................. 209,800 2,270,036
Opthea Ltd. , ADR (a) .................................................... 358,185 687,715
PROCEPT BioRobotics Corp. (a) ............................................ 67,300 4,111,357
Pulmonx Corp. (a) ....................................................... 277,690 1,760,555
RadNet, Inc. (a) ........................................................ 116,900 6,887,748

Victory Portfolios
Victory RS Small Cap Growth Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
REVOLUTION Medicines, Inc. (a) .......................................... 138,060 $ 5,358,109
RxSight, Inc. (a) ........................................................ 59,290 3,567,479
SI-BONE, Inc. (a) ....................................................... 150,220 1,942,345
SpringWorks Therapeutics, Inc. (a) ........................................... 96,320 3,628,374
Surgery Partners, Inc. (a) .................................................. 174,570 4,153,020
Tandem Diabetes Care, Inc. (a) .............................................. 99,520 4,009,661
Twist Bioscience Corp. (a) ................................................. 86,900 4,282,432
Vaxcyte, Inc. (a) ........................................................ 75,080 5,669,291
Vericel Corp. (a) ........................................................ 91,500 4,198,020
117,088,709
Industrials (21.6%):
AAON, Inc. ........................................................... 28,870 2,518,619
AAR Corp. (a) ......................................................... 82,550 6,001,385
AeroVironment, Inc. (a) ................................................... 18,880 3,439,181
Applied Industrial Technologies, Inc. ......................................... 47,770 9,267,380
Atkore, Inc. ........................................................... 17,680 2,385,562
Chart Industries, Inc. (a) .................................................. 53,839 7,771,121
FTAI Aviation Ltd. ...................................................... 27,900 2,880,117
Kirby Corp. (a) ......................................................... 17,610 2,108,445
Maximus, Inc. ......................................................... 50,010 4,285,857
Montrose Environmental Group, Inc. (a) ....................................... 76,870 3,425,327
Moog, Inc. , Class A ..................................................... 55,140 9,224,922
MSA Safety, Inc. ....................................................... 18,550 3,481,650
MYR Group, Inc. (a) ..................................................... 53,280 7,230,629
NEXTracker, Inc. , Class A (a) .............................................. 145,870 6,838,386
Primoris Services Corp. .................................................. 107,360 5,356,191
Simpson Manufacturing Co., Inc. ........................................... 24,780 4,176,173
Tecnoglass, Inc. ........................................................ 84,780 4,254,260
Terex Corp. ........................................................... 55,250 3,029,910
The AZEK Co., Inc. (a) ................................................... 203,710 8,582,302
Watts Water Technologies, Inc. , Class A ....................................... 33,060 6,062,212
Zurn Elkay Water Solutions Corp. ........................................... 226,280 6,652,632
108,972,261
Information Technology (22.5%):
Altair Engineering, Inc. , Class A (a) .......................................... 73,330 7,192,206
Appfolio, Inc. , Class A (a) ................................................. 21,840 5,341,409
Badger Meter, Inc. ...................................................... 16,170 3,013,279
Box, Inc. , Class A (a) .................................................... 159,230 4,210,041
Braze, Inc. , Class A (a) ................................................... 111,700 4,338,428
Camtek Ltd. ........................................................... 39,720 4,974,533
Confluent, Inc. , Class A (a) ................................................ 130,240 3,845,987
Credo Technology Group Holding Ltd. (a) ..................................... 167,690 5,356,019
CyberArk Software Ltd. (a) ................................................ 18,540 5,069,207
Fabrinet (a) ............................................................ 40,410 9,891,964
Five9, Inc. (a) .......................................................... 53,760 2,370,816
Gitlab, Inc. , Class A (a) ................................................... 61,380 3,051,814
Globant SA (a) ......................................................... 16,770 2,989,420
Itron, Inc. (a) .......................................................... 60,240 5,961,350
JFrog Ltd. (a) .......................................................... 89,290 3,352,839
MACOM Technology Solutions Holdings, Inc. (a) ................................ 64,233 7,160,053
Onto Innovation, Inc. (a) .................................................. 24,370 5,350,677
Q2 Holdings, Inc. (a) ..................................................... 87,700 5,290,941
Rambus, Inc. (a) ........................................................ 60,030 3,527,363
Semtech Corp. (a) ....................................................... 87,890 2,626,153
Smartsheet, Inc. , Class A (a) ............................................... 69,460 3,061,797
Sprout Social, Inc. , Class A (a) .............................................. 182,220 6,501,610
Varonis Systems, Inc. (a) .................................................. 185,000 8,874,450
113,352,356
Materials (2.1%):
Materion Corp. ........................................................ 37,510 4,055,956

Victory Portfolios
Victory RS Small Cap Growth Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Summit Materials, Inc. , Class A (a) .......................................... 174,260 $ 6,379,659
10,435,615
Total Common Stocks (Cost $428,822,016) 489,215,723
Collateral for Securities Loaned (2.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (c) ........ 3,138,575 3,138,575
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (c) ............ 3,138,575 3,138,575
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (c) ............... 3,138,575 3,138,575
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (c) . 3,138,575 3,138,575
Total Collateral for Securities Loaned (Cost $12,554,300) 12,554,300
Total Investments (Cost $441,376,316) — 99.5% 501,770,023
Other assets in excess of liabilities — 0.5% 2,439,021
NET ASSETS - 100.00% $ 504,209,044
At June 30, 2024, the Fund's investments in foreign securities were 5.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2024.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory RS Select Growth Fund
6
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (95.7%)
Communication Services (1.0%):
Reddit, Inc. , Class A (a) ................................................... 14,760 $ 943,016
Consumer Discretionary (12.3%):
American Eagle Outfitters, Inc. ............................................. 133,610 2,666,856
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 11,200 1,099,504
RH (a) ............................................................... 7,750 1,894,410
Skechers USA, Inc. , Class A (a) ............................................. 21,510 1,486,771
Skyline Champion Corp. (a) ................................................ 38,730 2,623,958
Wingstop, Inc. ......................................................... 4,140 1,749,812
11,521,311
Consumer Staples (1.6%):
Freshpet, Inc. (a) ........................................................ 11,580 1,498,336
Energy (4.0%):
Matador Resources Co. ................................................... 21,710 1,293,916
Weatherford International PLC (a) ........................................... 20,020 2,451,449
3,745,365
Financials (11.9%):
Euronet Worldwide, Inc. (a) ................................................ 12,590 1,303,065
FirstCash Holdings, Inc. .................................................. 20,080 2,105,990
Flywire Corp. (a) ....................................................... 70,160 1,149,922
Kinsale Capital Group, Inc. ................................................ 3,360 1,294,541
Payoneer Global, Inc. (a) .................................................. 260,240 1,441,730
Shift4 Payments, Inc. , Class A (a) ............................................ 19,130 1,403,186
Walker & Dunlop, Inc. ................................................... 13,630 1,338,466
Wintrust Financial Corp. .................................................. 11,780 1,161,037
11,197,937
Health Care (23.0%):
Acadia Healthcare Co., Inc. (a) .............................................. 16,260 1,098,200
Amicus Therapeutics, Inc. (a) ............................................... 163,860 1,625,491
Apellis Pharmaceuticals, Inc. (a) ............................................ 31,120 1,193,763
Blueprint Medicines Corp. (a) .............................................. 10,880 1,172,647
HealthEquity, Inc. (a) .................................................... 20,590 1,774,858
Inspire Medical Systems, Inc. (a) ............................................ 5,370 718,667
Krystal Biotech, Inc. (a) ................................................... 9,750 1,790,490
Medpace Holdings, Inc. (a) ................................................ 3,500 1,441,475
Natera, Inc. (a) ......................................................... 23,860 2,583,800
Neurocrine Biosciences, Inc. (a) ............................................. 16,890 2,325,246
Sarepta Therapeutics, Inc. (a) ............................................... 15,430 2,437,940
SpringWorks Therapeutics, Inc. (a) ........................................... 32,900 1,239,343
Tandem Diabetes Care, Inc. (a) .............................................. 25,370 1,022,157
Vericel Corp. (a) ........................................................ 24,340 1,116,719
21,540,796
Industrials (19.9%):
Advanced Drainage Systems, Inc. ........................................... 8,740 1,401,809
AeroVironment, Inc. (a) ................................................... 4,610 839,758
Applied Industrial Technologies, Inc. ......................................... 11,210 2,174,740
Axon Enterprise, Inc. (a) .................................................. 3,630 1,068,091
Builders FirstSource, Inc. (a) ............................................... 9,130 1,263,683
BWX Technologies, Inc. .................................................. 18,260 1,734,700
Chart Industries, Inc. (a) .................................................. 19,050 2,749,677
Clean Harbors, Inc. (a) ................................................... 11,370 2,571,325
NEXTracker, Inc. , Class A (a) .............................................. 19,740 925,411
Saia, Inc. (a) ........................................................... 2,440 1,157,268
Tecnoglass, Inc. (b) ...................................................... 19,640 985,535
The AZEK Co., Inc. (a) ................................................... 41,010 1,727,751
18,599,748

Victory Portfolios
Victory RS Select Growth Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Information Technology (22.0%):
Altair Engineering, Inc. , Class A (a) .......................................... 22,170 $ 2,174,434
Appfolio, Inc. , Class A (a) ................................................. 6,050 1,479,648
AppLovin Corp. , Class A (a) ............................................... 29,890 2,487,446
Badger Meter, Inc. ...................................................... 4,360 812,486
Check Point Software Technologies Ltd. (a) .................................... 19,180 3,164,700
Coherent Corp. (a) ...................................................... 10,050 728,223
CyberArk Software Ltd. (a) ................................................ 4,330 1,183,909
Dynatrace, Inc. (a) ...................................................... 37,020 1,656,275
Fabrinet (a) ............................................................ 7,390 1,808,998
Globant SA (a) ......................................................... 6,710 1,196,124
MACOM Technology Solutions Holdings, Inc. (a) ................................ 14,560 1,623,003
Onto Innovation, Inc. (a) .................................................. 6,080 1,334,925
Procore Technologies, Inc. (a) .............................................. 13,760 912,426
20,562,597
Total Common Stocks (Cost $74,324,481) 89,609,106
Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (c) ........ 232,181 232,181
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (c) ............ 232,181 232,181
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (c) ............... 232,181 232,181
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (c) . 232,181 232,181
Total Collateral for Securities Loaned (Cost $928,724) 928,724
Total Investments (Cost $75,253,205) — 96.7% 90,537,830
Other assets in excess of liabilities — 3.3% 3,108,749
NET ASSETS - 100.00% $ 93,646,579
At June 30, 2024, the Fund's investments in foreign securities were 7.9% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2024.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory RS Mid Cap Growth Fund
8
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.5%)
Communication Services (6.2%):
Pinterest, Inc. , Class A (a) ................................................. 32,580 $ 1,435,801
ROBLOX Corp. , Class A (a) ............................................... 21,650 805,596
Take-Two Interactive Software, Inc. (a) ........................................ 5,180 805,438
The Trade Desk, Inc. , Class A (a) ............................................ 15,080 1,472,864
4,519,699
Consumer Discretionary (15.8%):
American Eagle Outfitters, Inc. ............................................. 60,720 1,211,971
Burlington Stores, Inc. (a) ................................................. 6,160 1,478,400
Deckers Outdoor Corp. (a) ................................................. 570 551,732
Domino's Pizza, Inc. ..................................................... 2,260 1,166,906
DoorDash, Inc. , Class A (a) ................................................ 7,680 835,430
DraftKings, Inc. (a) ...................................................... 10,730 409,564
Modine Manufacturing Co. (a) .............................................. 3,720 372,707
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 6,020 590,983
RH (a) ............................................................... 4,590 1,121,980
Skyline Champion Corp. (a) ................................................ 21,220 1,437,655
Under Armour, Inc. , Class C (a) ............................................. 187,870 1,226,791
Wingstop, Inc. ......................................................... 2,730 1,153,862
11,557,981
Consumer Staples (3.1%):
Freshpet, Inc. (a) ........................................................ 6,410 829,390
Maplebear, Inc. (a) ...................................................... 17,600 565,664
Utz Brands, Inc. ........................................................ 52,810 878,758
2,273,812
Energy (4.4%):
Diamondback Energy, Inc. ................................................ 3,130 626,595
Matador Resources Co. ................................................... 8,840 526,864
Permian Resources Corp. ................................................. 39,130 631,949
Weatherford International PLC (a) ........................................... 12,100 1,481,645
3,267,053
Financials (12.2%):
Ameriprise Financial, Inc. ................................................. 2,690 1,149,141
Apollo Global Management, Inc. ............................................ 8,700 1,027,209
Block, Inc. (a) .......................................................... 11,400 735,186
Euronet Worldwide, Inc. (a) ................................................ 8,340 863,190
FirstCash Holdings, Inc. .................................................. 16,920 1,774,570
Kinsale Capital Group, Inc. ................................................ 2,290 882,291
LPL Financial Holdings, Inc. ............................................... 2,150 600,495
Shift4 Payments, Inc. , Class A (a) ............................................ 12,990 952,816
Tradeweb Markets, Inc. , Class A ............................................ 8,770 929,620
8,914,518
Health Care (15.5%):
Apellis Pharmaceuticals, Inc. (a) ............................................ 9,450 362,502
Argenx SE , ADR (a) ..................................................... 920 395,637
Cencora, Inc. .......................................................... 4,890 1,101,717
Dexcom, Inc. (a) ........................................................ 13,090 1,484,144
Exact Sciences Corp. (a) .................................................. 6,920 292,370
HealthEquity, Inc. (a) .................................................... 9,190 792,178
IDEXX Laboratories, Inc. (a) ............................................... 1,840 896,448
Inspire Medical Systems, Inc. (a) ............................................ 3,250 434,948
Insulet Corp. (a) ........................................................ 4,200 847,560
IQVIA Holdings, Inc. (a) .................................................. 3,810 805,586
Natera, Inc. (a) ......................................................... 14,690 1,590,780
Neurocrine Biosciences, Inc. (a) ............................................. 5,200 715,884
Sarepta Therapeutics, Inc. (a) ............................................... 4,280 676,240
Veeva Systems, Inc. , Class A (a) ............................................. 5,280 966,293
11,362,287

Victory Portfolios
Victory RS Mid Cap Growth Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Industrials (16.9%):
Advanced Drainage Systems, Inc. ........................................... 4,550 $ 729,775
Axon Enterprise, Inc. (a) .................................................. 1,870 550,229
Builders FirstSource, Inc. (a) ............................................... 4,850 671,288
BWX Technologies, Inc. .................................................. 12,110 1,150,450
Chart Industries, Inc. (a) .................................................. 12,680 1,830,231
Clean Harbors, Inc. (a) ................................................... 7,360 1,664,464
Copart, Inc. (a) ......................................................... 24,750 1,340,460
Donaldson Co., Inc. ..................................................... 8,100 579,636
HEICO Corp. , Class A ................................................... 4,010 711,855
Pentair PLC ........................................................... 5,580 427,819
Quanta Services, Inc. .................................................... 2,680 680,961
Saia, Inc. (a) ........................................................... 940 445,833
Verisk Analytics, Inc. .................................................... 3,400 916,470
Vertiv Holdings Co. , Class A ............................................... 7,760 671,783
12,371,254
Information Technology (24.4%):
Amphenol Corp. , Class A ................................................. 14,900 1,003,813
AppLovin Corp. , Class A (a) ............................................... 21,450 1,785,069
Coherent Corp. (a) ...................................................... 8,080 585,477
Confluent, Inc. , Class A (a) ................................................ 37,440 1,105,603
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 6,680 2,559,709
Datadog, Inc. , Class A (a) ................................................. 8,960 1,162,022
Dynatrace, Inc. (a) ...................................................... 22,540 1,008,440
Entegris, Inc. .......................................................... 4,480 606,592
Fair Isaac Corp. (a) ...................................................... 920 1,369,567
HubSpot, Inc. (a) ....................................................... 1,960 1,155,988
MACOM Technology Solutions Holdings, Inc. (a) ................................ 6,050 674,394
MongoDB, Inc. (a) ...................................................... 2,570 642,397
Monolithic Power Systems, Inc. ............................................ 1,460 1,199,653
Nutanix, Inc. , Class A (a) .................................................. 18,240 1,036,944
Super Micro Computer, Inc. (a) ............................................. 860 704,641
Synopsys, Inc. (a) ....................................................... 1,380 821,183
Trimble, Inc. (a) ........................................................ 9,090 508,313
17,929,805
Total Common Stocks (Cost $57,942,840) 72,196,409
Total Investments (Cost $57,942,840) — 98.5% 72,196,409
Other assets in excess of liabilities — 1.5% 1,114,745
NET ASSETS - 100.00% $ 73,311,154
(a) Non-income producing security.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory RS Growth Fund
10
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.2%)
Communication Services (14.8%):
Alphabet, Inc. , Class C ................................................... 103,390 $ 18,963,794
Meta Platforms, Inc. , Class A .............................................. 35,310 17,804,008
Netflix, Inc. (a) ......................................................... 9,170 6,188,650
The Trade Desk, Inc. , Class A (a) ............................................ 62,790 6,132,699
49,089,151
Communications Equipment (1.4%):
Arista Networks, Inc. (a) .................................................. 13,080 4,584,278
Consumer Discretionary (9.4%):
Amazon.com, Inc. (a) .................................................... 84,830 16,393,398
Burlington Stores, Inc. (a) ................................................. 14,070 3,376,800
Chipotle Mexican Grill, Inc. (a) ............................................. 30,500 1,910,825
Domino's Pizza, Inc. ..................................................... 6,480 3,345,818
DraftKings, Inc. (a) ...................................................... 35,540 1,356,562
Tesla, Inc. (a) .......................................................... 25,480 5,041,982
31,425,385
Consumer Staples (5.0%):
Costco Wholesale Corp. .................................................. 5,850 4,972,441
Freshpet, Inc. (a) ........................................................ 22,140 2,864,695
Target Corp. .......................................................... 59,590 8,821,704
16,658,840
Energy (0.6%):
Diamondback Energy, Inc. ................................................ 9,250 1,851,758
Financials (5.2%):
The Progressive Corp. ................................................... 15,090 3,134,344
Tradeweb Markets, Inc. , Class A ............................................ 35,400 3,752,400
Visa, Inc. , Class A ...................................................... 40,167 10,542,632
17,429,376
Health Care (8.4%):
Dexcom, Inc. (a) ........................................................ 24,180 2,741,528
Eli Lilly & Co. ......................................................... 16,720 15,137,954
Intuitive Surgical, Inc. (a) ................................................. 9,510 4,230,523
Natera, Inc. (a) ......................................................... 17,600 1,905,904
Vertex Pharmaceuticals, Inc. (a) ............................................. 8,640 4,049,741
28,065,650
Industrials (4.9%):
Builders FirstSource, Inc. (a) ............................................... 14,680 2,031,859
Clean Harbors, Inc. (a) ................................................... 14,610 3,304,051
HEICO Corp. , Class A ................................................... 16,190 2,874,049
Quanta Services, Inc. .................................................... 14,890 3,783,400
Saia, Inc. (a) ........................................................... 5,780 2,741,396
United Rentals, Inc. ..................................................... 2,460 1,590,956
16,325,711
IT Services (0.7%):
Snowflake, Inc. , Class A (a) ................................................ 18,200 2,458,638
Semiconductors & Semiconductor Equipment (17.9%):
Advanced Micro Devices, Inc. (a) ............................................ 25,000 4,055,250
Applied Materials, Inc. ................................................... 10,820 2,553,412
Broadcom, Inc. ........................................................ 4,310 6,919,834
Lam Research Corp. ..................................................... 4,440 4,727,934
Monolithic Power Systems, Inc. ............................................ 4,310 3,541,441
NVIDIA Corp. ......................................................... 303,890 37,542,571
59,340,442

Victory Portfolios
Victory RS Growth Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Software (20.2%):
Fair Isaac Corp. (a) ...................................................... 2,700 $ 4,019,382
Intuit, Inc. ............................................................ 9,170 6,026,616
Microsoft Corp. ........................................................ 90,180 40,305,951
Palo Alto Networks, Inc. (a) ................................................ 14,780 5,010,568
ServiceNow, Inc. (a) ..................................................... 9,830 7,732,966
Synopsys, Inc. (a) ....................................................... 7,220 4,296,333
67,391,816
Technology Hardware, Storage & Peripherals (9.7%):
Apple, Inc. ........................................................... 153,958 32,426,634
Total Common Stocks (Cost $137,513,162) 327,047,679
Total Investments (Cost $137,513,162) — 98.2% 327,047,679
Other assets in excess of liabilities — 1.8% 6,125,463
NET ASSETS - 100.00% $ 333,173,142
(a) Non-income producing security.

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory RS Science and Technology Fund
12
(Unaudited)
See notes to financial statements.
t
Security Description Shares Value
Common Stocks (95.7%)
Biotechnology (21.1%):
Absci Corp.(a)(b) ....................................................... 91,590 $ 282,097
Amicus Therapeutics, Inc.(a) ............................................... 178,720 1,772,902
AnaptysBio, Inc.(a) ..................................................... 20,720 519,243
Apellis Pharmaceuticals, Inc.(a) ............................................ 38,873 1,491,168
Apogee Therapeutics, Inc.(a) ............................................... 10,020 394,287
Arcellx, Inc.(a) ........................................................ 24,850 1,371,471
Autolus Therapeutics PLC, ADR(a) .......................................... 89,620 311,878
Biohaven Ltd.(a) ....................................................... 15,340 532,451
Blueprint Medicines Corp.(a) .............................................. 8,670 934,453
Bridgebio Pharma, Inc.(a) ................................................. 33,950 859,954
Cabaletta Bio, Inc.(a) .................................................... 60,110 449,623
Corbus Pharmaceuticals Holdings, Inc.(a)(b) ................................... 13,430 607,708
Crinetics Pharmaceuticals, Inc.(a) ........................................... 22,300 998,817
Disc Medicine, Inc.(a) ................................................... 41,250 1,859,137
Exact Sciences Corp.(a) .................................................. 28,010 1,183,423
Gossamer Bio, Inc.(a) .................................................... 151,610 136,585
Gritstone bio, Inc.(a)(b) .................................................. 372,280 230,032
Ideaya Biosciences, Inc.(a) ................................................ 29,110 1,022,052
Immunome, Inc.(a)(b) ................................................... 38,420 464,882
Immunovant, Inc.(a) ..................................................... 25,160 664,224
Insmed, Inc.(a) ......................................................... 12,790 856,930
Janux Therapeutics, Inc.(a)(b) .............................................. 8,300 347,687
Krystal Biotech, Inc.(a) ................................................... 7,980 1,465,447
Merus NV(a) .......................................................... 6,860 405,906
MoonLake Immunotherapeutics(a) .......................................... 18,260 802,892
Morphic Holding, Inc.(a) ................................................. 19,150 652,441
Natera, Inc.(a) ......................................................... 14,630 1,584,283
Nuvalent, Inc., Class A(a) ................................................. 17,280 1,310,861
Olema Pharmaceuticals, Inc.(a) ............................................. 84,450 913,749
Opthea Ltd., ADR(a) .................................................... 61,990 119,021
ORIC Pharmaceuticals, Inc.(a) ............................................. 65,140 460,540
Perspective Therapeutics, Inc.(a) ............................................ 8,021 79,969
Regulus Therapeutics, Inc.(a)(b) ............................................ 244,378 436,215
REVOLUTION Medicines, Inc.(a) .......................................... 57,140 2,217,603
Sagimet Biosciences, Inc., Class A(a)(b) ...................................... 54,280 185,638
Sarepta Therapeutics, Inc.(a) ............................................... 8,120 1,282,960
Savara, Inc.(a) ......................................................... 91,730 369,672
SpringWorks Therapeutics, Inc.(a) ........................................... 34,420 1,296,601
Twist Bioscience Corp.(a) ................................................. 11,220 552,922
Tyra Biosciences, Inc.(a) .................................................. 31,880 509,761
Vaxcyte, Inc.(a) ........................................................ 36,510 2,756,870
Vera Therapeutics, Inc.(a) ................................................. 13,360 483,365
Vertex Pharmaceuticals, Inc.(a) ............................................. 7,650 3,585,708
Zymeworks, Inc.(a) ..................................................... 39,620 337,166
39,100,594
Communication Services (10.1%):
Meta Platforms, Inc., Class A .............................................. 24,750 12,479,445
Netflix, Inc.(a) ......................................................... 5,510 3,718,589
Take-Two Interactive Software, Inc.(a) ........................................ 16,240 2,525,157
18,723,191
Consumer Discretionary (5.1%):
Amazon.com, Inc.(a) .................................................... 49,260 9,519,495
Electronic Equipment, Instruments & Components (1.2%):
Coherent Corp.(a) ...................................................... 19,900 1,441,954
Trimble, Inc.(a) ........................................................ 14,590 815,873
2,257,827
Financials (2.9%):
Shift4 Payments, Inc., Class A(a) ............................................ 21,090 1,546,952

Victory Portfolios
Victory RS Science and Technology Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Visa, Inc., Class A ...................................................... 14,520 $ 3,811,064
5,358,016
Health Care Technology (0.4%):
Veeva Systems, Inc., Class A(a) ............................................. 4,380 801,584
Industrials (0.5%):
Lyft, Inc., Class A(a) .................................................... 73,580 1,037,478
IT Services (2.3%):
Backblaze, Inc., Class A(a) ................................................ 27,330 168,353
MongoDB, Inc.(a) ...................................................... 3,610 902,356
Snowflake, Inc., Class A(a) ................................................ 8,880 1,199,599
Wix.com Ltd.(a) ........................................................ 12,250 1,948,607
4,218,915
Pharmaceuticals (4.2%):
Arvinas, Inc.(a) ........................................................ 32,430 863,287
Eli Lilly & Co. ......................................................... 7,580 6,862,780
7,726,067
Semiconductors & Semiconductor Equipment (22.0%):
Applied Materials, Inc. ................................................... 14,990 3,537,490
Credo Technology Group Holding Ltd.(a) ..................................... 87,690 2,800,818
Impinj, Inc.(a) ......................................................... 12,130 1,901,620
Lam Research Corp. ..................................................... 3,170 3,375,574
MACOM Technology Solutions Holdings, Inc.(a) ................................ 48,880 5,448,654
Marvell Technology, Inc. ................................................. 25,960 1,814,604
MaxLinear, Inc.(a) ...................................................... 60,870 1,225,922
Monolithic Power Systems, Inc. ............................................ 4,580 3,763,294
NVIDIA Corp. ......................................................... 122,140 15,089,176
Semtech Corp.(a) ....................................................... 60,710 1,814,015
40,771,167
Software (25.9%):
AppLovin Corp., Class A(a) ............................................... 65,460 5,447,581
Confluent, Inc., Class A(a) ................................................ 85,870 2,535,741
CyberArk Software Ltd.(a) ................................................ 5,380 1,471,000
Dynatrace, Inc.(a) ...................................................... 33,800 1,512,212
Fair Isaac Corp.(a) ...................................................... 2,960 4,406,434
Freshworks, Inc., Class A(a) ............................................... 38,710 491,230
Gitlab, Inc., Class A(a) ................................................... 19,510 970,037
Microsoft Corp. ........................................................ 35,520 15,875,664
Monday.com Ltd.(a) ..................................................... 4,310 1,037,676
Salesforce, Inc. ........................................................ 6,510 1,673,721
Samsara, Inc., Class A(a) ................................................. 33,540 1,130,298
ServiceNow, Inc.(a) ..................................................... 5,940 4,672,820
Sprout Social, Inc., Class A(a) .............................................. 37,430 1,335,502
Varonis Systems, Inc.(a) .................................................. 113,760 5,457,067
48,016,983
Total Common Stocks (Cost $87,945,211) 177,531,317
Warrants (0.0%)(c)
Health Care (0.0%):(c)
Athenex, Inc.(a)(d) ...................................................... 1,346,518 —(e)
Nuvation Bio, Inc.(a) .................................................... 38,720 6,195
Regulus Therapeutics, Inc.(a)(f)(g) .......................................... 132,637 —(e)
6,195
Total Warrants (Cost $179,261) 6,195

Victory Portfolios
Victory RS Science and Technology Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
Regulus Therapeutics, Inc. .....................................
12/1/2020
$ 165,796
Security Description Shares Value
Collateral for Securities Loaned (0.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(h) ........ 403,276 $ 403,276
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(h) ............ 403,276 403,276
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(h) ............... 403,276 403,276
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.23%(h) . 403,276 403,276
Total Collateral for Securities Loaned (Cost $1,613,104) 1,613,104
Total Investments (Cost $89,737,576) — 96.6% 179,150,616
Other assets in excess of liabilities — 3.4% 6,345,958
NET ASSETS - 100.00% $ 185,496,574
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(e) Rounds to less than $1.
(f) Restricted security that is not registered under the Securities Act of 1933.
(g) The following table details the earliest acquisition date and cost of the Fund's restricted securities at June 30, 2024.
(h) Rate disclosed is the daily yield on June 30, 2024.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory RS Small Cap Equity Fund
15
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.0%)
Consumer Discretionary (16.3%):
American Eagle Outfitters, Inc. ............................................. 68,950 $ 1,376,242
RH(a) ............................................................... 3,190 779,763
Skyline Champion Corp.(a) ................................................ 28,480 1,929,520
Under Armour, Inc., Class C(a) ............................................. 191,130 1,248,079
5,333,604
Consumer Staples (1.2%):
Freshpet, Inc.(a) ........................................................ 3,150 407,579
Energy (5.0%):
Geospace Technologies Corp.(a) ............................................ 62,870 564,573
Weatherford International PLC(a) ........................................... 8,710 1,066,539
1,631,112
Financials (20.4%):
Euronet Worldwide, Inc.(a) ................................................ 5,190 537,165
FirstCash Holdings, Inc. .................................................. 15,200 1,594,176
Flywire Corp.(a) ....................................................... 72,560 1,189,258
LendingTree, Inc.(a) ..................................................... 23,520 978,197
Payoneer Global, Inc.(a) .................................................. 238,530 1,321,456
Shift4 Payments, Inc., Class A(a) ............................................ 14,450 1,059,908
6,680,160
Health Care (15.0%):
Amicus Therapeutics, Inc.(a) ............................................... 70,010 694,499
Apellis Pharmaceuticals, Inc.(a) ............................................ 12,240 469,527
Arcellx, Inc.(a) ........................................................ 8,060 444,831
Blueprint Medicines Corp.(a) .............................................. 4,170 449,443
Krystal Biotech, Inc.(a) ................................................... 1,980 363,607
PROCEPT BioRobotics Corp.(a) ............................................ 7,850 479,557
RadNet, Inc.(a) ........................................................ 5,860 345,271
RxSight, Inc.(a) ........................................................ 7,890 474,741
SpringWorks Therapeutics, Inc.(a) ........................................... 21,520 810,658
Twist Bioscience Corp.(a) ................................................. 8,090 398,675
4,930,809
Industrials (23.4%):
AeroVironment, Inc.(a) ................................................... 2,820 513,691
CBIZ, Inc.(a) .......................................................... 10,760 797,316
Chart Industries, Inc.(a) .................................................. 15,670 2,261,808
Hayward Holdings, Inc.(a) ................................................ 49,510 608,973
Moog, Inc., Class A ..................................................... 6,760 1,130,948
MYR Group, Inc.(a) ..................................................... 9,240 1,253,961
NEXTracker, Inc., Class A(a) .............................................. 16,450 771,176
Tecnoglass, Inc. ........................................................ 6,840 343,231
7,681,104
Information Technology (16.2%):
Braze, Inc., Class A(a) ................................................... 15,640 607,458
Camtek Ltd. ........................................................... 4,510 564,832
Credo Technology Group Holding Ltd.(a) ..................................... 34,910 1,115,025
MACOM Technology Solutions Holdings, Inc.(a) ................................ 10,320 1,150,371
Q2 Holdings, Inc.(a) ..................................................... 8,460 510,392
Sprout Social, Inc., Class A(a) .............................................. 9,910 353,589
Varonis Systems, Inc.(a) .................................................. 21,020 1,008,329
5,309,996

Victory Portfolios
Victory RS Small Cap Equity Fund
16
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Materials (1.5%):
Materion Corp. ........................................................ 4,530 $ 489,829
Total Common Stocks (Cost $31,111,160) 32,464,193
Total Investments (Cost $31,111,160) — 99.0% 32,464,193
Other assets in excess of liabilities — 1.0% 341,638
NET ASSETS - 100.00% $ 32,805,831
(a) Non-income producing security.
PLC
—
Public Limited Company

Statements of Assets and Liabilities
June 30, 2024
17
See notes to financial statements.
Victory Portfolios
(Unaudited)
Victory RS Small
Cap Growth Fund
Victory RS Select
Growth Fund
Victory RS Mid Cap
Growth Fund
Assets:
Investments, at value (Cost $441,376,316, $75,253,205 and $57,942,840) $ 501,770,023 (a) $ 90,537,830 (b) $ 72,196,409
Cash 3,697,639 2,835,636 596,937
Receivables:
Interest and dividends 68,813 9,771 11,886
Capital shares issued 48,906 14,278 4,681
Investments sold 18,034,140 3,020,676 1,471,749
From Adviser 27,872 26,111 36,812
Prepaid expenses 29,448 27,461 29,902
Total Assets 523,676,841 96,471,763 74,348,376
Liabilities:
Payables:
Collateral received on loaned securities 12,554,300 928,724 —
Investments purchased 5,463,207 1,668,079 898,246
Capital shares redeemed 862,069 108,769 42,981
Accrued expenses and other payables:
Investment advisory fees 398,340 76,754 51,961
Administration fees 22,936 4,198 3,344
Custodian fees 4,340 1,387 1,121
Transfer agent fees 15,239 3,023 3,712
Sub-Transfer agent fees 69,062 12,657 11,594
Compliance fees 377 67 54
12b-1 fees 29,138 7,107 5,589
Other accrued expenses 48,789 14,419 18,620
Total Liabilities 19,467,797 2,825,184 1,037,222
Commitments and contingencies (Note 4 )
Net Assets:
Capital 671,216,956 82,291,682 74,430,007
Total accumulated earnings (loss) (167,007,912) 11,354,897 (1,118,853)
Net Assets $ 504,209,044 $ 93,646,579 $ 73,311,154
Net Assets:
Class A $ 269,118,524 $ 65,777,771 $ 50,266,397
Class C 3,829,325 1,010,312 779,574
Class R6 50,348,532 336,194 1,350,359
Class Y 180,912,663 26,522,302 19,711,801
Member Class — — 1,203,023
Total $ 504,209,044 $ 93,646,579 $ 73,311,154
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 4,963,035 3,335,713 2,555,405
Class C 95,063 97,227 52,566
Class R6 851,375 14,701 63,634
Class Y 3,080,241 1,174,931 930,756
Member Class — — 60,750
Total 8,989,714 4,622,572 3,663,111
Net asset value, offering and redemption price per share:
Class A $ 54 .22 $ 19 .72 $ 19 .67
Class C(c) 40 .28 10 .39 14 .83
Class R6 59 .14 22 .87 21 .22
Class Y 58 .73 22 .57 21 .18
Member Class — — 19 .80
Maximum Sales Charge — Class A 5.75% 5.75% 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 57 .53 $ 20 .92 $ 20 .87
(a) Includes $5,591,802 of securities on loan.
(b) Includes $918,294 of securities on loan.
(c) Redemption price per share varies by the length of time shares are held.

Statements of Assets and Liabilities
June 30, 2024
18
See notes to financial statements.
Victory Portfolios
(Unaudited)
Victory RS Growth
Fund
Victory RS Science
and Technology
Fund
Victory RS Small
Cap Equity Fund
Assets:
Investments, at value (Cost $137,513,162, $89,737,576 and $31,111,160) $ 327,047,679 $ 179,150,616 (a) $ 32,464,193
Cash 5,457,901 6,535,434 289,100
Receivables:
Interest and dividends 23,790 24,294 2,791
Capital shares issued 5,304 62,420 1,209
Investments sold 3,442,654 1,924,481 75,171
From Adviser 39,335 5,162 8,977
Prepaid expenses 25,133 20,550 12,227
Total Assets 336,041,796 187,722,957 32,853,668
Liabilities:
Payables:
Collateral received on loaned securities — 1,613,104 —
Investments purchased 2,563,656 — —
Capital shares redeemed 19,522 394,861 5,225
Accrued expenses and other payables:
Investment advisory fees 201,551 150,570 20,250
Administration fees 14,699 8,236 1,477
Custodian fees 1,927 355 580
Transfer agent fees 8,225 4,736 4,980
Sub-Transfer agent fees 11,767 19,514 3,965
Compliance fees 209 129 24
12b-1 fees 31,682 17,919 2,972
Other accrued expenses 15,416 16,959 8,364
Total Liabilities 2,868,654 2,226,383 47,837
Commitments and contingencies (Note 4 )
Net Assets:
Capital 126,793,072 125,906,199 52,617,145
Total accumulated earnings (loss) 206,380,070 59,590,375 (19,811,314)
Net Assets $ 333,173,142 $ 185,496,574 $ 32,805,831
Net Assets:
Class A $ 304,872,108 $ 156,092,736 $ 28,899,852
Class C 953,653 4,854,288 78,125
Class Y 27,347,381 24,549,550 2,117,779
Member Class — — 1,710,075
Total $ 333,173,142 $ 185,496,574 $ 32,805,831
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 10,006,103 6,754,900 3,386,913
Class C 42,225 319,064 9,209
Class Y 840,325 945,807 233,812
Member Class — — 199,232
Total 10,888,653 8,019,771 3,829,166
Net asset value, offering and redemption price per share:
Class A $ 30 .47 $ 23 .11 $ 8 .53
Class C(b) 22 .59 15 .21 8 .48
Class Y 32 .54 25 .96 9 .06
Member Class — — 8 .58
Maximum Sales Charge — Class A 5.75% 5.75% 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 32 .33 $ 24 .52 $ 9 .05
(a) Includes $1,459,811 of securities on loan.
(b) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Six Months Ended June 30, 2024
19
See notes to financial statements.
Victory Portfolios
(Unaudited)
Victory RS Small
Cap Growth Fund
Victory RS Select
Growth Fund
Victory RS Mid Cap
Growth Fund
Investment Income:
Dividends $ 682,235 $ 86,824 $ 133,177
Interest 114,137 50,158 16,391
Securities lending (net of fees) 13,038 915 206
Foreign tax withholding (13,827) — —
Total Income 795,583 137,897 149,774
Expenses:
Investment advisory fees 2,552,334 481,632 325,221
Administration fees 147,942 26,570 21,124
Sub-Administration fees 8,426 8,426 8,426
12b-1 fees — Class A 352,151 83,136 65,516
12b-1 fees — Class C 21,634 6,161 4,518
12b-1 fees — Class R(a) 2,880 329 479
Custodian fees 19,839 2,484 2,036
Transfer agent fees — Class A 30,896 7,059 5,715
Transfer agent fees — Class C 100 123 90
Transfer agent fees — Class R(a) 253 98 93
Transfer agent fees — Class R6 4,822 56 43
Transfer agent fees — Class Y 1,449 398 422
Transfer agent fees — Member Class — — 1,688
Sub-Transfer agent fees — Class A 131,451 30,845 35,943
Sub-Transfer agent fees — Class C 2,444 1,067 673
Sub-Transfer agent fees — Class R(a) 1,047 154 88
Sub-Transfer agent fees — Class R6 680 7 7
Sub-Transfer agent fees — Class Y 90,389 13,810 12,060
Trustees' fees 16,172 3,550 3,001
Compliance fees 2,416 430 342
Legal and audit fees 22,812 7,663 6,940
State registration and filing fees 39,904 36,219 43,166
Interfund lending 2,607 — 135
Other expenses 48,417 17,632 13,694
Total Expenses 3,501,065 727,849 551,420
Expenses waived/reimbursed by Adviser (75,475) (85,630) (115,801)
Net Expenses 3,425,590 642,219 435,619
Net Investment Income (Loss) (2,630,007) (504,322) (285,845)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 68,442,849 9,253,473 8,596,756
Net change in unrealized appreciation/depreciation on investment securities (46,861,160) (1,974,465) (2,701,083)
Net realized/unrealized gains (losses) on investments 21,581,689 7,279,008 5,895,673
Change in net assets resulting from operations $ 18,951,682 $ 6,774,686 $ 5,609,828
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

Statements of Operations
For the Six Months Ended June 30, 2024
20
See notes to financial statements.
Victory Portfolios
(Unaudited)
Victory RS Growth
Fund
Victory RS Science
and Technology
Fund
Victory RS Small
Cap Equity Fund
Investment Income:
Dividends $ 712,536 $ 152,539 $ 19,187
Interest 65,339 40,876 12,879
Securities lending (net of fees) 102 17,153 152
Total Income 777,977 210,568 32,218
Expenses:
Investment advisory fees 1,137,717 909,404 124,159
Administration fees 83,505 50,073 9,137
Sub-Administration fees 7,234 8,426 6,691
12b-1 fees — Class A 346,964 190,753 35,376
12b-1 fees — Class C 4,751 24,538 461
12b-1 fees — Class R(a) 674 785 1,773
Custodian fees 6,345 6,889 1,525
Transfer agent fees — Class A 21,606 11,783 8,512
Transfer agent fees — Class C 46 125 26
Transfer agent fees — Class R(a) 97 109 111
Transfer agent fees — Class Y 271 461 78
Transfer agent fees — Member Class — — 2,394
Sub-Transfer agent fees — Class A 71,672 64,474 6,218
Sub-Transfer agent fees — Class C 533 3,177 111
Sub-Transfer agent fees — Class R(a) 236 295 569
Sub-Transfer agent fees — Class Y 7,444 13,208 921
Trustees' fees 9,088 5,874 1,764
Compliance fees 1,306 801 147
Legal and audit fees 14,682 10,642 5,508
State registration and filing fees 28,351 29,009 38,001
Other expenses 17,723 20,547 13,031
Recoupment of prior expenses waived/reimbursed by Adviser — 277 173
Total Expenses 1,760,245 1,351,650 256,686
Expenses waived/reimbursed by Adviser (118,337) (19,453) (35,943)
Net Expenses 1,641,908 1,332,197 220,743
Net Investment Income (Loss) (863,931) (1,121,629) (188,525)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 17,288,622 11,862,665 4,243,721
Net change in unrealized appreciation/depreciation on investment securities 48,240,546 13,366,255 (2,400,933)
Net realized/unrealized gains (losses) on investments 65,529,168 25,228,920 1,842,788
Change in net assets resulting from operations $ 64,665,237 $ 24,107,291 $ 1,654,263
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

21
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Small Cap Growth Fund Victory RS Select Growth Fund Victory RS Mid Cap Growth Fund
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (2,630,007) $ (5,873,523) $ (504,322) $ (928,962) $ (285,845) $ (537,843)
Net realized gains (losses) 68,442,849 64,230,858 9,253,473 8,094,441 8,596,756 8,305,417
Net change in unrealized
appreciation/depreciation (46,861,160) 54,671,902 (1,974,465) 9,911,812 (2,701,083) 5,351,499
Change in net assets resulting from
operations 18,951,682 113,029,237 6,774,686 17,077,291 5,609,828 13,119,073
Change in net assets resulting from
capital transactions (65,226,104) (294,323,180) (9,103,292) (25,547,237) (8,403,200) (19,825,852)
Change in net assets (46,274,422) (181,293,943) (2,328,606) (8,469,946) (2,793,372) (6,706,779)
Net Assets:
Beginning of period 550,483,466 731,777,409 95,975,185 104,445,131 76,104,526 82,811,305
End of period $ 504,209,044 $ 550,483,466 $ 93,646,579 $ 95,975,185 $ 73,311,154 $ 76,104,526

22
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Small Cap Growth Fund Victory RS Select Growth Fund Victory RS Mid Cap Growth Fund
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Capital Transactions:
Class A
Proceeds from shares issued $ 4,925,258 $ 10,995,061 $ 743,545 $ 3,277,097 $ 693,510 $ 3,659,944
Cost of shares redeemed (34,010,539) (80,536,900) (5,318,713) (17,931,102) (5,790,924) (8,210,001)
Converted from Class R 2,606,291 — 290,595 — 427,481 —
Total Class A $ (26,478,990) $ (69,541,839) $ (4,284,573) $ (14,654,005) $ (4,669,933) $ (4,550,057)
Class C
Proceeds from shares issued $ 90,207 $ 372,538 $ 32,746 $ 75,987 $ 14,546 $ 8,927
Cost of shares redeemed (889,789) (1,829,080) (554,164) (2,099,311) (430,136) (2,563,997)
Total Class C $ (799,582) $ (1,456,542) $ (521,418) $ (2,023,324) $ (415,590) $ (2,555,070)
Class R
Proceeds from shares issued $ 131,136(a) $ 453,085 $ 3,809(a) $ 47,298 $ 10,051(a) $ 87,633
Cost of shares redeemed (176,477)(a) (1,086,271) (12,106)(a) (154,486) (5,972)(a) (140,629)
Converted into Class A (2,606,291) — (290,595) — (427,481) —
Total Class R $ (2,651,632) $ (633,186) $ (298,892) $ (107,188) $ (423,402) $ (52,996)
Class R6
Proceeds from shares issued $ 5,522,009 $ 15,020,856 $ 5,432 $ 22,689 $ 9,301 $ 234,116
Cost of shares redeemed (10,724,176) (90,661,074) (59,870) (341,784) (155,077) (1,456,438)
Total Class R6 $ (5,202,167) $ (75,640,218) $ (54,438) $ (319,095) $ (145,776) $ (1,222,322)
Class Y
Proceeds from shares issued $ 10,227,149 $ 34,094,838 $ 866,720 $ 4,841,449 $ 829,132 $ 2,386,572
Cost of shares redeemed (40,320,882) (181,146,233) (4,810,691) (13,285,074) (3,630,079) (13,829,739)
Total Class Y $ (30,093,733) $ (147,051,395) $ (3,943,971) $ (8,443,625) $ (2,800,947) $ (11,443,167)
Member Class
Proceeds from shares issued $ — $ — $ — $ — $ 244,239 $ 369,866
Cost of shares redeemed — — — — (191,791) (372,106)
Total Member Class $ — $ — $ — $ — $ 52,448 $ (2,240)
Change in net assets resulting from
capital transactions $ (65,226,104) $ (294,323,180) $ (9,103,292) $ (25,547,237) $ (8,403,200) $ (19,825,852)
Share Transactions:
Class A
Issued 90,800 231,349 38,252 193,458 36,238 214,198
Redeemed (629,113) (1,712,031) (273,197) (1,080,668) (297,716) (488,903)
Converted from Class R 44,837 — 14,136 — 20,963 —
Total Class A (493,476) (1,480,682) (220,809) (887,210) (240,515) (274,705)
Class C
Issued 2,194 10,473 3,312 8,529 1,045 699
Redeemed (21,772) (51,696) (54,477) (232,873) (29,502) (198,805)
Total Class C (19,578) (41,223) (51,165) (224,344) (28,457) (198,106)
Class R
Issued 2,782(a) 11,310 347(a) 4,907 640(a) 5,852
Redeemed (3,943)(a) (26,661) (1,132)(a) (16,452) (373)(a) (9,524)
Converted into Class A (52,969) — (24,714) — (24,957) —
Total Class R (54,130) (15,351) (25,499) (11,545) (24,690) (3,672)
Class R6
Issued 92,039 291,214 242 1,169 441 12,330
Redeemed (180,886) (1,769,053) (2,636) (17,256) (8,135) (82,497)
Total Class R6 (88,847) (1,477,839) (2,394) (16,087) (7,694) (70,167)
Class Y
Issued 174,960 673,627 38,556 249,402 39,463 133,275
Redeemed (685,431) (3,553,148) (215,739) (680,582) (174,392) (760,769)
Total Class Y (510,471) (2,879,521) (177,183) (431,180) (134,929) (627,494)
Member Class
Issued — — — — 12,268 21,535
Redeemed — — — — (9,799) (21,657)
Total Member Class — — — — 2,469 (122)
Change in Shares (1,166,502) (5,894,616) (477,050) (1,570,366) (433,816) (1,174,266)
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

23
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Growth Fund
Victory RS Science and Technology
Fund Victory RS Small Cap Equity Fund
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (863,931) $ (1,264,025) $ (1,121,629) $ (2,132,529) $ (188,525) $ (402,304)
Net realized gains (losses) 17,288,622 9,679,843 11,862,665 4,955,394 4,243,721 (2,369,608)
Net change in unrealized
appreciation/depreciation 48,240,546 80,758,530 13,366,255 44,606,638 (2,400,933) 5,052,349
Change in net assets resulting from
operations 64,665,237 89,174,348 24,107,291 47,429,503 1,654,263 2,280,437
Distributions to Shareholders:
Class A — (377,503) — — — —
Class C — (2,098) — — — —
Class R — (986) — — — —
Class Y — (30,953) — — — —
Change in net assets resulting from
distributions to shareholders — (411,540) — — — —
Change in net assets resulting from
capital transactions (8,455,576) (20,200,675) (14,234,736) (35,634,754) (1,882,151) (7,808,839)
Change in net assets 56,209,661 68,562,133 9,872,555 11,794,749 (227,888) (5,528,402)
Net Assets:
Beginning of period 276,963,481 208,401,348 175,624,019 163,829,270 33,033,719 38,562,121
End of period $ 333,173,142 $ 276,963,481 $ 185,496,574 $ 175,624,019 $ 32,805,831 $ 33,033,719

24
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Growth Fund
Victory RS Science and Technology
Fund Victory RS Small Cap Equity Fund
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Capital Transactions:
Class A
Proceeds from shares issued $ 3,558,191 $ 5,195,229 $ 3,574,073 $ 7,131,707 $ 361,661 $ 1,312,601
Distributions reinvested — 366,458 — — — —
Cost of shares redeemed (11,696,167) (22,374,546) (14,322,141) (30,073,716) (1,908,550) (9,197,823)
Converted from Class R 597,888 — 735,851 — 1,609,273 —
Total Class A $ (7,540,088) $ (16,812,859) $ (10,012,217) $ (22,942,009) $ 62,384 $ (7,885,222)
Class C
Proceeds from shares issued $ 68,718 $ 285,585 $ 41,192 $ 304,019 $ — $ 20,565
Distributions reinvested — 2,098 — — — —
Cost of shares redeemed (345,001) (241,175) (640,917) (1,516,506) (19,253) (107,888)
Total Class C $ (276,283) $ 46,508 $ (599,725) $ (1,212,487) $ (19,253) $ (87,323)
Class R
Proceeds from shares issued $ 18,647 (a) $ 49,363 $ 137,378 (a) $ 188,661 $ 29,392 (a) $ 118,927
Distributions reinvested — (a) 986 — (a) — — (a) —
Cost of shares redeemed (11,715) (a) (80,977) (50,648) (a) (306,524) (16,739) (a) (332,616)
Converted into Class A (597,888) — (735,851) — (1,609,273) —
Total Class R $ (590,956) $ (30,628) $ (649,121) $ (117,863) $ (1,596,620) $ (213,689)
Class Y
Proceeds from shares issued $ 2,443,586 $ 2,620,535 $ 1,293,775 $ 1,730,010 $ 104,382 $ 726,318
Distributions reinvested — 29,518 — — — —
Cost of shares redeemed (2,491,835) (6,053,749) (4,267,448) (13,092,405) (498,711) (353,964)
Total Class Y $ (48,249) $ (3,403,696) $ (2,973,673) $ (11,362,395) $ (394,329) $ 372,354
Member Class
Proceeds from shares issued $ — $ — $ — $ — $ 285,975 $ 483,151
Cost of shares redeemed — — — — (220,308) (478,110)
Total Member Class $ — $ — $ — $ — $ 65,667 $ 5,041
Change in net assets resulting from
capital transactions $ (8,455,576) $ (20,200,675) $ (14,234,736) $ (35,634,754) $ (1,882,151) $ (7,808,839)
Share Transactions:
Class A
Issued 130,047 238,344 162,682 406,280 42,084 164,342
Reinvested — 14,987 — — — —
Redeemed (424,804) (1,055,425) (654,109) (1,717,017) (225,776) (1,203,484)
Converted from Class R 21,399 — 32,384 — 181,149 —
Total Class A (273,358) (802,094) (459,043) (1,310,737) (2,543) (1,039,142)
Class C
Issued 3,343 17,308 2,902 25,298 — 2,356
Reinvested — 115 — — — —
Redeemed (16,820) (15,471) (43,965) (130,002) (2,242) (13,117)
Total Class C (13,477) 1,952 (41,063) (104,704) (2,242) (10,761)
Class R
Issued 808 (a) 2,683 7,964 (a) 13,832 6,176 (a) 26,147
Reinvested — (a) 47 — (a) — — (a) —
Redeemed (509) (a) (4,202) (2,893) (a) (22,602) (3,576) (a) (72,832)
Converted into Class A (25,071) — (41,858) — (308,479) —
Total Class R (24,772) (1,472) (36,787) (8,770) (305,879) (46,685)
Class Y
Issued 82,524 114,521 52,269 89,639 11,526 91,258
Reinvested — 1,135 — — — —
Redeemed (83,605) (281,858) (176,171) (689,102) (56,549) (41,904)
Total Class Y (1,081) (166,202) (123,902) (599,463) (45,023) 49,354
Member Class
Issued — — — — 34,262 60,460
Redeemed — — — — (25,733) (61,144)
Total Member Class — — — — 8,529 (684)
Change in Shares (312,688) (967,816) (660,795) (2,023,674) (347,158) (1,047,918)

25
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class A
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $52.45 $43.77 $73.73 $97.45 $77.19 $61.11
Investment Activities:
Net investment income (loss)(a) (0.30) (0.51) (0.57) (1.20) (0.97) (0.80)
Net realized and unrealized gains (losses) 2.07 9.19 (26.65) (10.15) 30.04 23.84
Total from Investment Activities 1.77 8.68 (27.22) (11.35) 29.07 23.04
Distributions to Shareholders from:
Net realized gains — — (2.74) (12.37) (8.81) (6.96)
Return of capital — — —(b) — — —
Total Distributions — — (2.74) (12.37) (8.81) (6.96)
Net Asset Value, End of Period $54.22 $52.45 $43.77 $73.73 $97.45 $77.19
Total Return (excludes sales charge)(c)(d) 3.17% 19.80% (37.07)% (11.06)% 37.84% 37.91%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.40% 1.40% 1.40% 1.40% 1.40% 1.40%
Net Investment Income (Loss)(e) (1.10)% (1.09)% (1.08)% (1.27)% (1.20)% (1.06)%
Gross Expenses(e)(f) 1.42% 1.44% 1.44% 1.42% 1.43% 1.44%
Supplemental Data:
Net Assets at end of period (000's) $269,118 $286,188 $303,669 $634,204 $820,006 $687,425
Portfolio Turnover(c)(g) 60% 129% 105% 92% 72% 100%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

27
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class C
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $39.11 $32.89 $56.86 $79.07 $64.34 $52.19
Investment Activities:
Net investment income (loss)(a) (0.38) (0.65) (0.75) (1.55) (1.30) (1.17)
Net realized and unrealized gains (losses) 1.55 6.87 (20.48) (8.29) 24.84 20.28
Total from Investment Activities 1.17 6.22 (21.23) (9.84) 23.54 19.11
Distributions to Shareholders from:
Net realized gains — — (2.74) (12.37) (8.81) (6.96)
Return of capital — — —(b) — — —
Total Distributions — — (2.74) (12.37) (8.81) (6.96)
Net Asset Value, End of Period $40.28 $39.11 $32.89 $56.86 $79.07 $64.34
Total Return (excludes contingent deferred sales
charge)(c)(d) 2.79% 18.91% (37.55)% (11.73)% 36.78% 36.88%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.16% 2.16% 2.16% 2.16% 2.16% 2.16%
Net Investment Income (Loss)(e) (1.86)% (1.85)% (1.84)% (2.03)% (1.96)% (1.82)%
Gross Expenses(e)(f) 2.46% 2.45% 2.31% 2.16% 2.26% 2.27%
Supplemental Data:
Net Assets at end of period (000's) $3,829 $4,484 $5,126 $11,387 $20,323 $18,581
Portfolio Turnover(c)(g) 60% 129% 105% 92% 72% 100%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
28
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class R6
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $57.10 $47.50 $79.37 $103.42 $81.24 $63.83
Investment Activities:
Net investment income (loss)(a) (0.23) (0.39) (0.43) (0.91) (0.73) (0.58)
Net realized and unrealized gains (losses) 2.27 9.99 (28.70) (10.77) 31.72 24.95
Total from Investment Activities 2.04 9.60 (29.13) (11.68) 30.99 24.37
Distributions to Shareholders from:
Net realized gains — — (2.74) (12.37) (8.81) (6.96)
Return of capital — — —(b) — — —
Total Distributions — — (2.74) (12.37) (8.81) (6.96)
Net Asset Value, End of Period $59.14 $57.10 $47.50 $79.37 $103.42 $81.24
Total Return(c)(d) 3.34% 20.23% (36.86)% (10.74)% 38.32% 38.38%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.06% 1.06% 1.05% 1.04% 1.06% 1.06%
Net Investment Income (Loss)(e) (0.77)% (0.76)% (0.74)% (0.91)% (0.86)% (0.72)%
Gross Expenses(e)(f) 1.10% 1.09% 1.05% 1.04% 1.06% 1.06%
Supplemental Data:
Net Assets at end of period (000's) $50,349 $53,691 $114,850 $611,157 $677,128 $441,471
Portfolio Turnover(c)(g) 60% 129% 105% 92% 72% 100%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

29
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class Y
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $56.73 $47.22 $79.00 $103.10 $81.06 $63.75
Investment Activities:
Net investment income (loss)(a) (0.24) (0.42) (0.47) (1.00) (0.79) (0.62)
Net realized and unrealized gains (losses) 2.24 9.93 (28.57) (10.73) 31.64 24.89
Total from Investment Activities 2.00 9.51 (29.04) (11.73) 30.85 24.27
Distributions to Shareholders from:
Net realized gains — — (2.74) (12.37) (8.81) (6.96)
Return of capital — — —(b) — — —
Total Distributions — — (2.74) (12.37) (8.81) (6.96)
Net Asset Value, End of Period $58.73 $56.73 $47.22 $79.00 $103.10 $81.06
Total Return(c)(d) 3.30% 20.16% (36.92)% (10.82)% 38.21% 38.29%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.13% 1.13% 1.13% 1.13% 1.13% 1.13%
Net Investment Income (Loss)(e) (0.83)% (0.82)% (0.81)% (1.00)% (0.93)% (0.79)%
Gross Expenses(e)(f) 1.16% 1.17% 1.17% 1.14% 1.15% 1.15%
Supplemental Data:
Net Assets at end of period (000's) $180,913 $203,715 $305,542 $985,724 $1,411,316 $1,131,648
Portfolio Turnover(c)(g) 60% 129% 105% 92% 72% 100%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
30
See notes to financial statements.
Victory RS Select Growth Fund
Class A
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $18.40 $15.51 $31.30 $38.19 $33.81 $28.96
Investment Activities:
Net investment income (loss)(a) (0.11) (0.17) (0.24) (0.49) (0.40) (0.37)
Net realized and unrealized gains (losses) 1.43 3.06 (9.65) 2.64 11.43 9.68
Total from Investment Activities 1.32 2.89 (9.89) 2.15 11.03 9.31
Distributions to Shareholders from:
Net realized gains — — (5.90) (9.04) (6.65) (4.46)
Total Distributions — — (5.90) (9.04) (6.65) (4.46)
Net Asset Value, End of Period $19.72 $18.40 $15.51 $31.30 $38.19 $33.81
Total Return (excludes sales charge)(b)(c) 7.01% 18.63% (32.43)% 6.89% 33.22% 32.29%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.40% 1.40% 1.40% 1.40% 1.40% 1.40%
Net Investment Income (Loss)(d) (1.11)% (0.99)% (1.02)% (1.21)% (1.14)% (1.06)%
Gross Expenses(d)(e) 1.52% 1.54% 1.51% 1.48% 1.49% 1.52%
Supplemental Data:
Net Assets at end of period (000's) $65,779 $65,450 $68,907 $117,017 $115,014 $97,337
Portfolio Turnover(b)(f) 69% 137% 131%(g) 75% 73% 74%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Current year rate reflects an increase in trading activity due to asset allocation shift.

31
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Select Growth Fund
Class C
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $9.74 $8.27 $20.74 $28.54 $26.77 $23.82
Investment Activities:
Net investment income (loss)(a) (0.10) (0.16) (0.28) (0.59) (0.53) (0.53)
Net realized and unrealized gains (losses) 0.75 1.63 (6.29) 1.83 8.95 7.94
Total from Investment Activities 0.65 1.47 (6.57) 1.24 8.42 7.41
Distributions to Shareholders from:
Net realized gains — — (5.90) (9.04) (6.65) (4.46)
Total Distributions — — (5.90) (9.04) (6.65) (4.46)
Net Asset Value, End of Period $10.39 $9.74 $8.27 $20.74 $28.54 $26.77
Total Return (excludes contingent deferred sales
charge)(b)(c) 6.57% 17.78% (32.94)% 6.02% 32.20% 31.28%
Ratios to Average Net Assets:
Net Expenses(d)(e) 2.18% 2.18% 2.18% 2.18% 2.18% 2.18%
Net Investment Income (Loss)(d) (1.89)% (1.77)% (1.82)% (1.99)% (1.92)% (1.84)%
Gross Expenses(d)(e) 3.30% 2.78% 2.42% 2.24% 2.29% 2.30%
Supplemental Data:
Net Assets at end of period (000's) $1,010 $1,445 $3,082 $9,835 $23,831 $26,988
Portfolio Turnover(b)(f) 69% 137% 131%(g) 75% 73% 74%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Current year rate reflects an increase in trading activity due to asset allocation shift.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory RS Select Growth Fund
Class R6
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $21.31 $17.89 $34.71 $41.25 $35.99 $30.50
Investment Activities:
Net investment income (loss)(a) (0.09) (0.13) (0.18) (0.38) (0.31) (0.27)
Net realized and unrealized gains (losses) 1.65 3.55 (10.74) 2.88 12.22 10.22
Total from Investment Activities 1.56 3.42 (10.92) 2.50 11.91 9.95
Distributions to Shareholders from:
Net realized gains — — (5.90) (9.04) (6.65) (4.46)
Total Distributions — — (5.90) (9.04) (6.65) (4.46)
Net Asset Value, End of Period $22.87 $21.31 $17.89 $34.71 $41.25 $35.99
Total Return(b)(c) 7.18% 19.12% (32.21)% 7.23% 33.65% 32.76%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.06% 1.06% 1.06% 1.06% 1.06% 1.06%
Net Investment Income (Loss)(d) (0.78)% (0.66)% (0.69)% (0.88)% (0.80)% (0.72)%
Gross Expenses(d)(e) 5.04% 3.62% 2.65% 1.83% 4.52% 5.46%
Supplemental Data:
Net Assets at end of period (000's) $336 $364 $594 $1,231 $710 $302
Portfolio Turnover(b)(f) 69% 137% 131%(g) 75% 73% 74%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Current year rate reflects an increase in trading activity due to asset allocation shift.

33
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Select Growth Fund
Class Y
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $21.04 $17.68 $34.43 $41.02 $35.84 $30.41
Investment Activities:
Net investment income (loss)(a) (0.09) (0.14) (0.20) (0.41) (0.33) (0.29)
Net realized and unrealized gains (losses) 1.62 3.50 (10.65) 2.86 12.16 10.18
Total from Investment Activities 1.53 3.36 (10.85) 2.45 11.83 9.89
Distributions to Shareholders from:
Net realized gains — — (5.90) (9.04) (6.65) (4.46)
Total Distributions — — (5.90) (9.04) (6.65) (4.46)
Net Asset Value, End of Period $22.57 $21.04 $17.68 $34.43 $41.02 $35.84
Total Return(b)(c) 7.13% 19.00% (32.27)% 7.15% 33.57% 32.66%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.14% 1.14% 1.14% 1.14% 1.14% 1.14%
Net Investment Income (Loss)(d) (0.85)% (0.73)% (0.76)% (0.95)% (0.88)% (0.80)%
Gross Expenses(d)(e) 1.29% 1.28% 1.24% 1.21% 1.24% 1.23%
Supplemental Data:
Net Assets at end of period (000's) $26,522 $28,447 $31,532 $70,192 $93,844 $94,933
Portfolio Turnover(b)(f) 69% 137% 131%(g) 75% 73% 74%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Current year rate reflects an increase in trading activity due to asset allocation shift.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class A
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $18.30 $15.52 $24.76 $32.99 $25.56 $19.96
Investment Activities:
Net investment income (loss)(a) (0.08) (0.12) (0.14) (0.33) (0.20) (0.17)
Net realized and unrealized gains (losses) 1.45 2.90 (8.41) 1.60 8.98 5.77
Total from Investment Activities 1.37 2.78 (8.55) 1.27 8.78 5.60
Distributions to Shareholders from:
Net realized gains — — (0.69) (9.50) (1.35) —
Return of capital — — —(b) — — —
Total Distributions — — (0.69) (9.50) (1.35) —
Net Asset Value, End of Period $19.67 $18.30 $15.52 $24.76 $32.99 $25.56
Total Return (excludes sales charge)(c)(d) 7.54% 17.91% (34.68)% 4.68% 34.47% 28.06%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.20% 1.20% 1.21%(g) 1.20% 1.20% 1.20%
Net Investment Income (Loss)(e) (0.81)% (0.73)% (0.76)% (0.98)% (0.75)% (0.67)%
Gross Expenses(e)(f) 1.43% 1.44% 1.40% 1.33% 1.35% 1.35%
Supplemental Data:
Net Assets at end of period (000's) $50,266 $51,156 $47,664 $88,064 $93,072 $82,888
Portfolio Turnover(c)(h) 64% 119% 133% 90% 92% 86%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

35
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class C
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $13.86 $11.86 $19.34 $28.05 $22.08 $17.40
Investment Activities:
Net investment income (loss)(a) (0.13) (0.21) (0.25) (0.52) (0.38) (0.34)
Net realized and unrealized gains (losses) 1.10 2.21 (6.54) 1.31 7.70 5.02
Total from Investment Activities 0.97 2.00 (6.79) 0.79 7.32 4.68
Distributions to Shareholders from:
Net realized gains — — (0.69) (9.50) (1.35) —
Return of capital — — —(b) — — —
Total Distributions — — (0.69) (9.50) (1.35) —
Net Asset Value, End of Period $14.83 $13.86 $11.86 $19.34 $28.05 $22.08
Total Return (excludes contingent deferred sales
charge)(c)(d) 7.07% 16.86% (35.30)% 3.75% 33.30% 26.90%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.11% 2.11% 2.12%(g) 2.09% 2.11% 2.11%
Net Investment Income (Loss)(e) (1.72)% (1.63)% (1.69)% (1.87)% (1.65)% (1.58)%
Gross Expenses(e)(f) 3.62% 2.57% 2.25% 2.09% 2.14% 2.12%
Supplemental Data:
Net Assets at end of period (000's) $780 $1,123 $3,312 $12,054 $17,325 $20,266
Portfolio Turnover(c)(h) 64% 119% 133% 90% 92% 86%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class R6
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $19.71 $16.68 $26.46 $34.53 $26.63 $20.74
Investment Activities:
Net investment income (loss)(a) (0.06) (0.08) (0.11) (0.25) (0.14) (0.11)
Net realized and unrealized gains (losses) 1.57 3.11 (8.98) 1.68 9.39 6.00
Total from Investment Activities 1.51 3.03 (9.09) 1.43 9.25 5.89
Distributions to Shareholders from:
Net realized gains — — (0.69) (9.50) (1.35) —
Return of capital — — —(b) — — —
Total Distributions — — (0.69) (9.50) (1.35) —
Net Asset Value, End of Period $21.22 $19.71 $16.68 $26.46 $34.53 $26.63
Total Return(c)(d) 7.71% 18.17% (34.49)% 4.95% 34.86% 28.40%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.94% 0.94% 0.95%(g) 0.94% 0.94% 0.94%
Net Investment Income (Loss)(e) (0.55)% (0.47)% (0.54)% (0.73)% (0.49)% (0.44)%
Gross Expenses(e)(f) 2.04% 1.77% 1.16% 0.98% 1.01% 1.05%
Supplemental Data:
Net Assets at end of period (000's) $1,350 $1,406 $2,360 $19,731 $27,861 $20,321
Portfolio Turnover(c)(h) 64% 119% 133% 90% 92% 86%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

37
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class Y
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $19.67 $16.65 $26.43 $34.50 $26.61 $20.73
Investment Activities:
Net investment income (loss)(a) (0.06) (0.09) (0.11) (0.26) (0.14) (0.11)
Net realized and unrealized gains (losses) 1.57 3.11 (8.98) 1.69 9.38 5.99
Total from Investment Activities 1.51 3.02 (9.09) 1.43 9.24 5.88
Distributions to Shareholders from:
Net realized gains — — (0.69) (9.50) (1.35) —
Return of capital — — —(b) — — —
Total Distributions — — (0.69) (9.50) (1.35) —
Net Asset Value, End of Period $21.18 $19.67 $16.65 $26.43 $34.50 $26.61
Total Return(c)(d) 7.67% 18.20% (34.53)% 4.96% 34.84% 28.36%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.95% 0.95% 0.96%(g) 0.95% 0.95% 0.95%
Net Investment Income (Loss)(e) (0.56)% (0.47)% (0.53)% (0.73)% (0.50)% (0.43)%
Gross Expenses(e)(f) 1.16% 1.12% 1.13% 1.09% 1.10% 1.10%
Supplemental Data:
Net Assets at end of period (000's) $19,712 $20,967 $28,192 $249,373 $466,342 $395,586
Portfolio Turnover(c)(h) 64% 119% 133% 90% 92% 86%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
38
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Member Class
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
November 3,
2020(a)
through
December 31,
2020
Net Asset Value, Beginning of Period $18.41 $15.59 $24.84 $33.00 $29.16
Investment Activities:
Net investment income (loss)(b) (0.06) (0.10) (0.11) (0.28) (0.04)
Net realized and unrealized gains (losses) 1.45 2.92 (8.45) 1.62 5.23
Total from Investment Activities 1.39 2.82 (8.56) 1.34 5.19
Distributions to Shareholders from:
Net realized gains — — (0.69) (9.50) (1.35)
Return of capital — — —(c) — —
Total Distributions — — (0.69) (9.50) (1.35)
Net Asset Value, End of Period $19.80 $18.41 $15.59 $24.84 $33.00
Total Return(d)(e) 7.60% 18.09% (34.61)% 4.88% 17.94%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.05% 1.05% 1.05% 1.05% 1.05%
Net Investment Income (Loss)(f) (0.66)% (0.57)% (0.58)% (0.85)% (0.71)%
Gross Expenses(f)(g) 2.73% 2.71% 2.60% 5.66% 31.23%
Supplemental Data:
Net Assets at end of period (000's) $1,203 $1,073 $911 $957 $109
Portfolio Turnover(d)(h) 64% 119% 133% 90% 92%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

39
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Growth Fund
Class A
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $24.64 $17.06 $26.14 $23.84 $19.22 $16.40
Investment Activities:
Net investment income (loss)(a) (0.08) (0.11) (0.11) (0.18) (0.08) (0.03)
Net realized and unrealized gains (losses) 5.91 7.73 (8.57) 4.85 6.89 4.90
Total from Investment Activities 5.83 7.62 (8.68) 4.67 6.81 4.87
Distributions to Shareholders from:
Net investment income — — — (0.02) — —
Net realized gains — (0.04) (0.40) (2.35) (2.19) (2.05)
Total Distributions — (0.04) (0.40) (2.37) (2.19) (2.05)
Net Asset Value, End of Period $30.47 $24.64 $17.06 $26.14 $23.84 $19.22
Total Return (excludes sales charge)(b)(c) 23.70% 44.65% (33.31)% 19.91% 35.64% 29.83%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.10% 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss)(d) (0.59)% (0.53)% (0.53)% (0.71)% (0.37)% (0.16)%
Gross Expenses(d)(e) 1.16% 1.18% 1.18% 1.17% 1.19% 1.19%
Supplemental Data:
Net Assets at end of period (000's) $304,872 $253,304 $189,042 $308,663 $274,388 $223,503
Portfolio Turnover(b)(f) 30% 62% 96% 62% 73% 95%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
40
See notes to financial statements.
Victory RS Growth Fund
Class C
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $18.34 $12.81 $19.94 $18.80 $15.63 $13.75
Investment Activities:
Net investment income (loss)(a) (0.14) (0.22) (0.21) (0.31) (0.20) (0.16)
Net realized and unrealized gains (losses) 4.39 5.79 (6.52) 3.80 5.56 4.09
Total from Investment Activities 4.25 5.57 (6.73) 3.49 5.36 3.93
Distributions to Shareholders from:
Net realized gains — (0.04) (0.40) (2.35) (2.19) (2.05)
Total Distributions — (0.04) (0.40) (2.35) (2.19) (2.05)
Net Asset Value, End of Period $22.59 $18.34 $12.81 $19.94 $18.80 $15.63
Total Return (excludes contingent deferred sales
charge)(b)(c) 23.23% 43.46% (33.89)% 18.95% 34.55% 28.74%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.93% 1.93% 1.93% 1.93% 1.93% 1.93%
Net Investment Income (Loss)(d) (1.42)% (1.36)% (1.37)% (1.54)% (1.20)% (0.99)%
Gross Expenses(d)(e) 3.19% 3.33% 2.78% 1.99% 2.43% 2.33%
Supplemental Data:
Net Assets at end of period (000's) $954 $1,022 $689 $1,733 $3,731 $4,240
Portfolio Turnover(b)(f) 30% 62% 96% 62% 73% 95%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

41
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Growth Fund
Class Y
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $26.29 $18.15 $27.70 $25.13 $20.11 $17.04
Investment Activities:
Net investment income (loss)(a) (0.05) (0.06) (0.06) (0.12) (0.02) 0.02
Net realized and unrealized gains (losses) 6.30 8.24 (9.09) 5.13 7.23 5.10
Total from Investment Activities 6.25 8.18 (9.15) 5.01 7.21 5.12
Distributions to Shareholders from:
Net investment income — —(b) — (0.09) — —
Net realized gains — (0.04) (0.40) (2.35) (2.19) (2.05)
Total Distributions — (0.04) (0.40) (2.44) (2.19) (2.05)
Net Asset Value, End of Period $32.54 $26.29 $18.15 $27.70 $25.13 $20.11
Total Return(c)(d) 23.85% 45.05% (33.13)% 20.22% 36.06% 30.18%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.83% 0.83% 0.83% 0.83% 0.83% 0.83%
Net Investment Income (Loss)(e) (0.32)% (0.26)% (0.26)% (0.44)% (0.09)% 0.11%
Gross Expenses(e)(f) 0.95% 0.97% 0.95% 0.91% 0.99% 0.98%
Supplemental Data:
Net Assets at end of period (000's) $27,347 $22,116 $18,286 $33,772 $29,875 $31,473
Portfolio Turnover(c)(g) 30% 62% 96% 62% 73% 95%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
42
See notes to financial statements.
Victory RS Science and Technology Fund
Class A
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $20.23 $15.26 $28.34 $36.35 $23.37 $18.34
Investment Activities:
Net investment income (loss)(a) (0.14) (0.22) (0.22) (0.46) (0.34) (0.26)
Net realized and unrealized gains (losses) 3.02 5.19 (12.07) (3.10) 15.48 7.43
Total from Investment Activities 2.88 4.97 (12.29) (3.56) 15.14 7.17
Distributions to Shareholders from:
Net realized gains — — (0.79) (4.45) (2.16) (2.14)
Total Distributions — — (0.79) (4.45) (2.16) (2.14)
Net Asset Value, End of Period $23.11 $20.23 $15.26 $28.34 $36.35 $23.37
Total Return (excludes sales charge)(b)(c) 14.24% 32.57% (43.51)% (9.25)% 65.03% 39.32%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.47% 1.49% 1.47% 1.47% 1.48% 1.48%
Net Investment Income (Loss)(d) (1.24)% (1.28)% (1.20)% (1.28)% (1.22)% (1.14)%
Gross Expenses(d)(e) 1.47% 1.49% 1.48% 1.47% 1.48% 1.48%
Supplemental Data:
Net Assets at end of period (000's) $156,093 $145,950 $130,060 $250,490 $320,605 $199,591
Portfolio Turnover(b)(f) 24% 77% 56% 46% 30% 88%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

43
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Science and Technology Fund
Class C
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $13.37 $10.17 $19.48 $26.81 $17.73 $14.40
Investment Activities:
Net investment income (loss)(a) (0.15) (0.24) (0.26) (0.55) (0.41) (0.35)
Net realized and unrealized gains (losses) 1.99 3.44 (8.26) (2.33) 11.65 5.82
Total from Investment Activities 1.84 3.20 (8.52) (2.88) 11.24 5.47
Distributions to Shareholders from:
Net realized gains — — (0.79) (4.45) (2.16) (2.14)
Total Distributions — — (0.79) (4.45) (2.16) (2.14)
Net Asset Value, End of Period $15.21 $13.37 $10.17 $19.48 $26.81 $17.73
Total Return (excludes contingent deferred sales
charge)(b)(c) 13.68% 31.56% (43.95)% (10.03)% 63.71% 38.27%
Ratios to Average Net Assets:
Net Expenses(d)(e) 2.28% 2.28% 2.28% 2.28% 2.28% 2.28%
Net Investment Income (Loss)(d) (2.05)% (2.07)% (2.01)% (2.09)% (2.03)% (1.94)%
Gross Expenses(d)(e) 2.50% 2.51% 2.40% 2.28% 2.32% 2.34%
Supplemental Data:
Net Assets at end of period (000's) $4,854 $4,816 $4,725 $11,168 $18,398 $14,054
Portfolio Turnover(b)(f) 24% 77% 56% 46% 30% 88%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
44
See notes to financial statements.
Victory RS Science and Technology Fund
Class Y
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $22.70 $17.08 $31.49 $39.73 $25.36 $19.72
Investment Activities:
Net investment income (loss)(a) (0.12) (0.20) (0.20) (0.41) (0.29) (0.22)
Net realized and unrealized gains (losses) 3.38 5.82 (13.42) (3.38) 16.82 8.00
Total from Investment Activities 3.26 5.62 (13.62) (3.79) 16.53 7.78
Distributions to Shareholders from:
Net realized gains — — (0.79) (4.45) (2.16) (2.14)
Total Distributions — — (0.79) (4.45) (2.16) (2.14)
Net Asset Value, End of Period $25.96 $22.70 $17.08 $31.49 $39.73 $25.36
Total Return(b)(c) 14.32% 32.90% (43.38)% (9.04)% 65.40% 39.66%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.24% 1.24% 1.24% 1.23% 1.24% 1.24%
Net Investment Income (Loss)(d) (1.01)% (1.03)% (0.97)% (1.05)% (0.99)% (0.89)%
Gross Expenses(d)(e) 1.28% 1.29% 1.28% 1.23% 1.26% 1.26%
Supplemental Data:
Net Assets at end of period (000's) $24,550 $24,281 $28,503 $81,080 $109,275 $77,998
Portfolio Turnover(b)(f) 24% 77% 56% 46% 30% 88%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

45
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Small Cap Equity Fund
Class A
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $8.12 $7.57 $13.32 $18.02 $16.05 $12.97
Investment Activities:
Net investment income (loss)(a) (0.05) (0.09) (0.11) (0.21) (0.19) (0.15)
Net realized and unrealized gains (losses) 0.46 0.64 (4.81) (1.28) 6.17 5.11
Total from Investment Activities 0.41 0.55 (4.92) (1.49) 5.98 4.96
Distributions to Shareholders from:
Net realized gains — — (0.83) (3.21) (4.01) (1.88)
Total Distributions — — (0.83) (3.21) (4.01) (1.88)
Net Asset Value, End of Period $8.53 $8.12 $7.57 $13.32 $18.02 $16.05
Total Return (excludes sales charge)(b)(c) 5.05% 7.27% (37.21)% (7.36)% 37.99% 38.49%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.35% 1.35% 1.31% 1.25% 1.29% 1.26%
Net Investment Income (Loss)(d) (1.16)% (1.11)% (1.19)% (1.18)% (1.14)% (0.93)%
Gross Expenses(d)(e) 1.38% 1.37% 1.31% 1.25% 1.29% 1.26%
Supplemental Data:
Net Assets at end of period (000's) $28,900 $27,524 $33,527 $60,699 $76,611 $63,247
Portfolio Turnover(b)(f) 94% 192% 151% 113% 157%(g) 89%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Reflects increased trading activity due to changes in allocation strategies.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
46
See notes to financial statements.
Victory RS Small Cap Equity Fund
Class C
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021(a)
Year
Ended
December 31,
2020(a)
Year
Ended
December 31,
2019(a)
Net Asset Value, Beginning of Period $8.10 $7.61 $13.49 $18.39 $49.61 $52.83
Investment Activities:
Net investment income (loss)(b) (0.08) (0.15) (0.19) (0.37) (0.84) (1.08)
Net realized and unrealized gains (losses) 0.46 0.64 (4.86) (1.32) 17.74 20.42
Total from Investment Activities 0.38 0.49 (5.05) (1.69) 16.90 19.34
Distributions to Shareholders from:
Net realized gains — — (0.83) (3.21) (48.12) (22.56)
Total Distributions — — (0.83) (3.21) (48.12) (22.56)
Net Asset Value, End of Period $8.48 $8.10 $7.61 $13.49 $18.39 $49.61
Total Return (excludes contingent deferred sales
charge)(c)(d) 4.69% 6.44% (37.71)% (8.14)% 36.75% 37.26%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.10% 2.10% 2.10% 2.10% 2.10% 2.10%
Net Investment Income (Loss)(e) (1.90)% (1.86)% (1.99)% (2.04)% (1.94)% (1.76)%
Gross Expenses(e)(f) 17.56% 12.00% 7.52% 4.32% 5.26% 3.86%
Supplemental Data:
Net Assets at end of period (000's) $78 $93 $169 $380 $515 $478
Portfolio Turnover(c)(g) 94% 192% 151% 113% 157%(h) 89%
(a) Per share amounts were adjusted for a 1:12 reverse stock split effective December 3, 2021.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Reflects increased trading activity due to changes in allocation strategies.

47
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Small Cap Equity Fund
Class Y
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $8.61 $8.01 $13.98 $18.71 $16.52 $13.29
Investment Activities:
Net investment income (loss)(a) (0.04) (0.07) (0.10) (0.19) (0.16) (0.13)
Net realized and unrealized gains (losses) 0.49 0.67 (5.04) (1.33) 6.36 5.24
Total from Investment Activities 0.45 0.60 (5.14) (1.52) 6.20 5.11
Distributions to Shareholders from:
Net realized gains — — (0.83) (3.21) (4.01) (1.88)
Total Distributions — — (0.83) (3.21) (4.01) (1.88)
Net Asset Value, End of Period $9.06 $8.61 $8.01 $13.98 $18.71 $16.52
Total Return(b)(c) 5.23% 7.49% (37.02)% (7.25)% 38.24% 38.69%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.10% 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss)(d) (0.90)% (0.86)% (0.98)% (1.03)% (0.95)% (0.77)%
Gross Expenses(d)(e) 1.55% 1.55% 1.44% 1.10% 1.58% 1.43%
Supplemental Data:
Net Assets at end of period (000's) $2,118 $2,401 $1,838 $3,095 $4,449 $3,275
Portfolio Turnover(b)(f) 94% 192% 151% 113% 157%(g) 89%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Reflects increased trading activity due to changes in allocation strategies.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
48
See notes to financial statements.
Victory RS Small Cap Equity Fund
Member Class
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
November 3,
2020(a)
through
December 31,
2020
Net Asset Value, Beginning of Period $8.16 $7.60 $13.34 $18.04 $17.72
Investment Activities:
Net investment income (loss)(b) (0.04) (0.07) (0.10) (0.19) (0.04)
Net realized and unrealized gains (losses) 0.46 0.63 (4.81) (1.30) 4.37
Total from Investment Activities 0.42 0.56 (4.91) (1.49) 4.33
Distributions to Shareholders from:
Net realized gains — — (0.83) (3.21) (4.01)
Total Distributions — — (0.83) (3.21) (4.01)
Net Asset Value, End of Period $8.58 $8.16 $7.60 $13.34 $18.04
Total Return(c)(d) 5.15% 7.37% (37.08)% (7.35)% 25.09%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.15% 1.15% 1.15% 1.15% 1.15%
Net Investment Income (Loss)(e) (0.95)% (0.91)% (1.03)% (1.08)% (1.14)%
Gross Expenses(e)(f) 2.31% 2.26% 2.44% 3.55% 23.73%
Supplemental Data:
Net Assets at end of period (000's) $1,710 $1,556 $1,454 $1,394 $218
Portfolio Turnover(c)(g) 94% 192% 151% 113% 157%(h)
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Reflects increased trading activity due to changes in allocation strategies.

Notes to Financial Statements
June 30, 2024
Victory Portfolios
49
(Unaudited)
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following six Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
* Effective March 28, 2024, Class R was converted to Class A.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory RS Small Cap Growth Fund* RS Small Cap Growth Fund A, C, R6, and Y
Victory RS Select Growth Fund* RS Select Growth Fund A, C, R6, and Y
Victory RS Mid Cap Growth Fund* RS Mid Cap Growth Fund A, C, R6, Y, and Member Class
Victory RS Growth Fund* RS Growth Fund A, C, and Y
Victory RS Science and Technology Fund* RS Science and Technology Fund A, C, and Y
Victory RS Small Cap Equity Fund* RS Small Cap Equity Fund A, C, Y, and Member Class

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
50
(Unaudited)
may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
As of June 30, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Level 1 Level 2 Level 3 Total
RS Small Cap Growth Fund
Common Stocks ............................ $ 489,215,723 $ — $ — $ 489,215,723
Collateral for Securities Loaned ................ 12,554,300 — — 12,554,300
Total .................................... $ 501,770,023 $ — $ — $ 501,770,023
RS Select Growth Fund
Common Stocks ............................ 89,609,106 — — 89,609,106
Collateral for Securities Loaned ................ 928,724 — — 928,724
Total .................................... $ 90,537,830 $ — $ — $ 90,537,830
RS Mid Cap Growth Fund
Common Stocks ............................ 72,196,409 — — 72,196,409
Total .................................... $ 72,196,409 $ — $ — $ 72,196,409
RS Growth Fund
Common Stocks ............................ 327,047,679 — — 327,047,679
Total .................................... $ 327,047,679 $ — $ — $ 327,047,679
RS Science and Technology Fund
Common Stocks ............................ 177,531,317 — — 177,531,317
Warrants ................................. 6,195 —* —* 6,195
Collateral for Securities Loaned ................ 1,613,104 — — 1,613,104
Total ....................................
$ 179,150,616 $ —* $ —* $ 179,150,616
RS Small Cap Equity Fund
Common Stocks ............................ 32,464,193 — — 32,464,193
Total .................................... $ 32,464,193 $ — $ — $ 32,464,193
* Rounds to less than $1.

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
51
(Unaudited)
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2024:
* Includes $6,720,912 securities on loan that were sold prior to June 30, 2024.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.
For the six months ended June 30, 2024, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2024, were as follows:
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
RS Small Cap Growth Fund ......................................... $ 12,312,714 * $ — $ 12,554,300
RS Select Growth Fund ............................................ 918,294 — 928,724
RS Science and Technology Fund ..................................... 1,459,811 — 1,613,104
may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
As of June 30, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Level 1 Level 2 Level 3 Total
RS Small Cap Growth Fund
Common Stocks ............................ $ 489,215,723 $ — $ — $ 489,215,723
Collateral for Securities Loaned ................ 12,554,300 — — 12,554,300
Total .................................... $ 501,770,023 $ — $ — $ 501,770,023
RS Select Growth Fund
Common Stocks ............................ 89,609,106 — — 89,609,106
Collateral for Securities Loaned ................ 928,724 — — 928,724
Total .................................... $ 90,537,830 $ — $ — $ 90,537,830
RS Mid Cap Growth Fund
Common Stocks ............................ 72,196,409 — — 72,196,409
Total .................................... $ 72,196,409 $ — $ — $ 72,196,409
RS Growth Fund
Common Stocks ............................ 327,047,679 — — 327,047,679
Total .................................... $ 327,047,679 $ — $ — $ 327,047,679
RS Science and Technology Fund
Common Stocks ............................ 177,531,317 — — 177,531,317
Warrants ................................. 6,195 —* —* 6,195
Collateral for Securities Loaned ................ 1,613,104 — — 1,613,104
Total ....................................
$ 179,150,616 $ —* $ —* $ 179,150,616
RS Small Cap Equity Fund
Common Stocks ............................ 32,464,193 — — 32,464,193
Total .................................... $ 32,464,193 $ — $ — $ 32,464,193
* Rounds to less than $1.

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
52
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
* The rates disclosed here were in effect beginning January 17, 2024. Prior to that, the flat rate was 0.95%.
Amounts incurred and paid to VCM for the six months ended June 30, 2024, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended June 30, 2024, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios II, in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statements of Operations as Compliance fees.
Excluding U.S. Government Securities
Purchases Sales
RS Small Cap Growth Fund ........................................................... $ 317,458,914 $ 401,212,853
RS Select Growth Fund .............................................................. 64,277,720 75,318,964
RS Mid Cap Growth Fund ............................................................ 48,616,043 58,621,656
RS Growth Fund ................................................................... 88,639,522 103,922,369
RS Science and Technology Fund ....................................................... 43,478,249 64,390,900
RS Small Cap Equity Fund ............................................................ 30,693,630 32,619,388
RS Small Cap Growth Fund*
Tiered Rate
Up to $1 billion Next $1 billion Over $2 billion
0.95% 0.825% 0.75%
Flat Rate
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85%
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
RS Small Cap Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
53
(Unaudited)
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the six months ended June 30, 2024, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the six months ended June
30, 2024, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
* Rate was in effect until March 28, 2024 at which time Class R was converted into Class A.
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the six months ended June 30, 2024, the Distributor received the following from commissions earned in connection with sales of Class A:
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2024, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of June 30, 2024, the expense limits (excluding voluntary waivers) were as follows:
Class A Class C Class R
RS Small Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%*
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%*
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%*
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%*
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%*
RS Small Cap Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%*
Amount
RS Small Cap Growth Fund ............................................................................. $ 813
RS Select Growth Fund ................................................................................ 58
RS Mid Cap Growth Fund .............................................................................. 174
RS Growth Fund ..................................................................................... 1,274
RS Science and Technology Fund ......................................................................... 828
RS Small Cap Equity Fund .............................................................................. 5
In effect until April 30, 2025
Class A Class C Class R6 Class Y
Member
Class
RS Small Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.40% 2.16% 1.06% 1.13% N/A

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
54
(Unaudited)
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2024.
For the six months ended June 30, 2024, the following recoupment amounts were paid to the Adviser:
As of June 30, 2024, the following amounts are available to be repaid to the Adviser:
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2024.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
5. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Sector Focus Risk —  To the extent the Funds focus in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Funds’ investments and could make the Funds’ performance more volatile. For example, the values of companies in the Information Technology sector are particularly vulnerable to economic downturns, short product cycles and aggressive pricing, market competition and changes in government regulation.
Concentration Risk —  The RS Science and Technology Fund (herein, the Fund)  may concentrate its investments in a particular industry, as the term “concentration” is used in the 1940 Act. Concentrating investments in the science and technology related sectors increases the risk of loss because the stocks of many or all of the companies in the sectors may decline in value due to developments adversely affecting the sectors.
In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the sectors,
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.40% 2.18% 1.06% 1.14% N/A
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.20% 2.11% 0.94% 0.95% 1.05%
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.10% 1.93% N/A 0.83% N/A
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.49% 2.28% N/A 1.24% N/A
RS Small Cap Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.35% 2.10% N/A 1.10% 1.15%
Amount
RS Science and Technology Fund ......................................................................... $ 277
RS Small Cap Equity Fund .............................................................................. 173
Expires
2024
Expires
2025
Expires
2026
Expires
2027 Total
RS Small Cap Growth Fund ................................. $ 193,652 $ 387,742 $ 231,318 $ 66,357 $ 879,069
RS Select Growth Fund .................................... 90,466 161,679 159,745 75,845 487,735
RS Mid Cap Growth Fund .................................. 276,922 395,245 202,180 106,193 980,540
RS Growth Fund ......................................... 123,532 229,613 226,954 108,727 688,826
RS Science and Technology Fund ............................. — 23,151 21,768 9,813 54,732
RS Small Cap Equity Fund .................................. 10,316 36,537 43,335 25,625 115,813

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
55
(Unaudited)
resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they cause the Fund’s cash position or cash requirements to exceed normal levels.
Science and Technology Investment Risk —  Investments in science and technology companies (including those within the health care sector) may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many science and technology companies are small or mid-sized companies and may be newly organized.
Smaller-Capitalization Stock Risk — Small- and mid-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II, and Victory Portfolios III (collectively, the "Victory
Funds Complex"), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each
Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended June 30, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended June 30, 2024, were as follows:
* Based on the number of days borrowings were outstanding for the six months ended June 30, 2024.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
Borrower or
Lender
Amount
Outstanding at
June 30, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
RS Small Cap Growth Fund ........................ Borrower $ — $ 2,029,375 5.87% $ 3,343,000
RS Mid Cap Growth Fund ......................... Borrower — 834,000 5.92% 834,000
Declared Paid
RS Small Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
56
(Unaudited)
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended December 31, 2023, the Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used .
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Small Cap Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Short-Term
Amount
Long-Term
Amount Total
RS Small Cap Growth Fund .............................................. $ (280,226,683) $ — $ (280,226,683)
RS Select Growth Fund ................................................. (8,881,559) — (8,881,559)
RS Mid Cap Growth Fund ............................................... (21,475,857) — (21,475,857)
RS Science and Technology Fund .......................................... (38,972,820) — (38,972,820)
RS Small Cap Equity Fund ............................................... (16,834,094) (7,312,979) (24,147,073)

Supplemental Information
June 30, 2024
Victory Portfolios
57
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding each Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Funds' Statement of Additional Information on our website or upon request by calling 800-539-3863 (800-235-8396 for Member
Class). Each Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by
August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on vcm.com.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and are available on the SEC’s website at sec.gov.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VPRSGF-SAR (6/24)

June 30, 2024
Semi-Annual Report: Full Financials
Victory RS International Fund
Victory RS Global Fund
Victory Sophus Emerging Markets Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Schedules of Portfolio Investments
Victory RS International Fund
3
Victory RS Global Fund
7
Victory Sophus Emerging Markets Fund
12
Financial Statements
Statements of Assets and Liabilities
18
Statements of Operations
19
Statements of Changes in Net Assets
20
Financial Highlights
22
Notes to Financial Statements 37
Supplemental Information
Proxy Voting and Portfolio Holdings Information
45

Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory RS International Fund
3
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.4%)
Australia (6.6%):
Consumer Discretionary (1.2%):
Aristocrat Leisure Ltd. ................................................... 145,237 $ 4,808,144
Financials (1.2%):
Macquarie Group Ltd. ................................................... 36,156 4,918,306
Health Care (1.1%):
CSL Ltd. ............................................................. 22,563 4,423,202
Materials (2.1%):
BHP Group Ltd. ........................................................ 301,755 8,622,136
Real Estate (1.0%):
Scentre Group ......................................................... 2,089,210 4,328,995
27,100,783
Belgium (1.6%):
Information Technology (0.9%):
Melexis NV ........................................................... 44,078 3,780,097
Materials (0.7%):
Solvay SA , Class A ..................................................... 84,174 2,967,905
6,748,002
China (0.5%):
Communication Services (0.5%):
Tencent Holdings Ltd. ................................................... 44,900 2,130,139
Denmark (5.5%):
Consumer Discretionary (1.2%):
Pandora A/S .......................................................... 31,397 4,726,471
Health Care (4.3%):
Novo Nordisk A/S , Class B ................................................ 124,044 17,751,879
22,478,350
France (9.7%):
Consumer Discretionary (2.8%):
La Francaise des Jeux SAEM (a) ............................................ 98,334 3,348,798
LVMH Moet Hennessy Louis Vuitton SE ...................................... 10,746 8,249,538
11,598,336
Consumer Staples (2.1%):
L'Oreal SA ........................................................... 19,670 8,656,855
Energy (0.5%):
Gaztransport Et Technigaz SA .............................................. 16,432 2,149,431
Industrials (2.5%):
Rexel SA ............................................................. 153,671 3,974,695
Safran SA ............................................................ 29,644 6,246,855
10,221,550
Information Technology (0.6%):
Capgemini SE ......................................................... 12,100 2,403,181
Materials (1.2%):
Arkema SA ........................................................... 53,941 4,699,949
39,729,302
Germany (7.8%):
Consumer Discretionary (0.7%):
Volkswagen AG , Preference Shares .......................................... 25,872 2,920,902

Victory Portfolios
Victory RS International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Financials (1.9%):
Allianz SE , Registered Shares .............................................. 27,843 $ 7,731,788
Industrials (1.9%):
Siemens AG , Registered Shares ............................................. 40,925 7,616,126
Information Technology (2.3%):
SAP SE .............................................................. 46,680 9,375,571
Utilities (1.0%):
RWE AG ............................................................. 122,555 4,203,708
31,848,095
Hong Kong (1.9%):
Financials (1.1%):
AIA Group Ltd. ........................................................ 690,200 4,669,870
Real Estate (0.8%):
CK Asset Holdings Ltd. .................................................. 836,500 3,133,686
7,803,556
Ireland (1.7%):
Industrials (0.7%):
Ryanair Holdings PLC , ADR ............................................... 26,787 3,119,078
Materials (1.0%):
James Hardie Industries PLC (b) ............................................ 127,871 4,000,845
7,119,923
Italy (0.6%):
Utilities (0.6%):
Snam SpA ............................................................ 595,865 2,630,982
Japan (22.6%):
Communication Services (1.7%):
Capcom Co. Ltd. ....................................................... 173,700 3,286,272
Kakaku.com, Inc. ....................................................... 293,300 3,849,204
7,135,476
Consumer Discretionary (3.4%):
Toyota Motor Corp. ..................................................... 463,000 9,500,772
ZOZO, Inc. ........................................................... 172,500 4,313,313
13,814,085
Consumer Staples (1.0%):
Toyo Suisan Kaisha Ltd. .................................................. 71,100 4,235,403
Financials (3.4%):
Mizuho Financial Group, Inc. .............................................. 285,200 6,003,462
Tokio Marine Holdings, Inc. ............................................... 207,700 7,806,141
13,809,603
Health Care (2.4%):
Hoya Corp. ........................................................... 53,500 6,257,033
Shionogi & Co. Ltd. ..................................................... 95,800 3,731,733
9,988,766
Industrials (6.2%):
Fuji Electric Co. Ltd. .................................................... 85,100 4,863,269
MISUMI Group, Inc. .................................................... 187,800 3,223,228
Mitsubishi Heavy Industries Ltd. ............................................ 698,600 7,521,418
Nippon Yusen KK ...................................................... 139,300 4,064,849
Sanwa Holdings Corp. ................................................... 311,300 5,713,388
25,386,152

Victory Portfolios
Victory RS International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Information Technology (3.1%):
Disco Corp. ........................................................... 13,000 $ 4,952,311
Fujitsu Ltd. ........................................................... 271,500 4,258,595
Oracle Corp. .......................................................... 53,100 3,664,591
12,875,497
Real Estate (0.9%):
Sumitomo Realty & Development Co. Ltd. .................................... 117,600 3,470,557
Utilities (0.5%):
Tokyo Gas Co. Ltd. ..................................................... 93,200 2,006,658
92,722,197
Netherlands (7.6%):
Communication Services (1.3%):
Koninklijke KPN NV .................................................... 1,322,322 5,067,407
Financials (1.7%):
ING Groep NV ........................................................ 413,381 7,102,000
Industrials (1.5%):
Wolters Kluwer NV ..................................................... 38,029 6,279,171
Information Technology (3.1%):
ASM International NV ................................................... 10,413 7,958,341
ASML Holding NV ..................................................... 4,680 4,769,036
12,727,377
31,175,955
New Zealand (0.6%):
Health Care (0.6%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 143,592 2,627,329
Norway (1.1%):
Energy (0.4%):
Aker BP ASA ......................................................... 67,773 1,732,431
Financials (0.7%):
SpareBank 1 SMN ...................................................... 197,979 2,798,282
4,530,713
Spain (2.1%):
Financials (2.1%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 860,866 8,640,596
Sweden (1.8%):
Industrials (1.8%):
Atlas Copco AB , Class B ................................................. 461,885 7,461,292
Switzerland (11.9%):
Consumer Staples (3.7%):
Coca-Cola HBC AG ..................................................... 154,605 5,261,039
Nestle SA , Registered Shares .............................................. 99,242 10,131,748
15,392,787
Financials (3.0%):
Partners Group Holding AG ............................................... 4,064 5,205,050
UBS Group AG ........................................................ 235,552 6,919,356
12,124,406
Health Care (5.2%):
Novartis AG , Registered Shares ............................................. 104,808 11,160,946
Roche Holding AG ...................................................... 37,238 10,318,840
21,479,786
48,996,979

Victory Portfolios
Victory RS International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
United Kingdom (13.8%):
Consumer Discretionary (1.8%):
Greggs PLC ........................................................... 104,526 $ 3,652,222
Next PLC ............................................................ 33,008 3,766,223
7,418,445
Consumer Staples (2.4%):
Diageo PLC ........................................................... 121,477 3,813,055
Imperial Brands PLC .................................................... 236,276 6,045,084
9,858,139
Energy (3.1%):
BP PLC .............................................................. 666,465 4,012,012
Shell PLC (b) .......................................................... 248,535 8,913,064
12,925,076
Financials (3.6%):
Barclays PLC ......................................................... 2,368,073 6,256,462
HSBC Holdings PLC .................................................... 838,254 7,234,690
Legal & General Group PLC ............................................... 445,653 1,275,958
14,767,110
Industrials (0.7%):
Ashtead Group PLC ..................................................... 42,317 2,820,991
Materials (1.6%):
Rio Tinto PLC ......................................................... 97,069 6,368,509
Utilities (0.6%):
Centrica PLC .......................................................... 1,402,616 2,390,381
56,548,651
Total Common Stocks (Cost $312,622,584) 400,292,844
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI EAFE ETF (c) ............................................... 4,988 390,710
Total Exchange-Traded Funds (Cost $329,657) 390,710
Collateral for Securities Loaned (0.0%)^(d)
United States (0.0%):(d)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (e) ........ 98,637 98,637
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (e) ............ 98,637 98,637
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (e) ............... 98,637 98,637
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (e) . 98,637 98,637
Total Collateral for Securities Loaned (Cost $394,548) 394,548
Total Investments (Cost $313,346,789) — 97.5% 401,078,102
Other assets in excess of liabilities — 2.5% 10,112,841
NET ASSETS - 100.00% $ 411,190,943
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2024, the fair value of these securities was
$3,348,798 and amounted to 0.8% of net assets.
(b) Non-income producing security.
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.
(e) Rate disclosed is the daily yield on June 30, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory RS Global Fund
7
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.9%)
Australia (2.0%):
Consumer Discretionary (0.9%):
Aristocrat Leisure Ltd. ................................................... 275,402 $ 9,117,321
Financials (0.5%):
Macquarie Group Ltd. ................................................... 37,660 5,122,895
Health Care (0.6%):
CSL Ltd. ............................................................. 33,872 6,640,195
20,880,411
Belgium (1.3%):
Information Technology (0.7%):
Melexis NV ........................................................... 78,801 6,757,915
Materials (0.6%):
Solvay SA , Class A ..................................................... 186,429 6,573,331
13,331,246
Canada (4.3%):
Consumer Staples (0.6%):
Alimentation Couche-Tard, Inc. ............................................. 107,896 6,055,396
Energy (0.6%):
Parex Resources, Inc. .................................................... 375,580 6,018,506
Industrials (0.6%):
Bombardier, Inc. , Class B (a) ............................................... 109,858 7,045,721
Information Technology (1.3%):
Constellation Software, Inc. ............................................... 4,806 13,849,459
Materials (1.2%):
Agnico Eagle Mines Ltd. ................................................. 89,396 5,847,762
Stella-Jones, Inc. ....................................................... 102,448 6,685,820
12,533,582
45,502,664
China (2.6%):
Communication Services (1.5%):
Tencent Holdings Ltd. ................................................... 332,100 15,755,437
Consumer Staples (0.5%):
Foshan Haitian Flavouring & Food Co. Ltd. , Class A .............................. 1,064,330 5,040,033
Financials (0.6%):
Industrial & Commercial Bank of China Ltd. , Class H ............................. 11,466,000 6,815,374
27,610,844
Denmark (2.2%):
Consumer Discretionary (0.8%):
Pandora A/S .......................................................... 52,531 7,907,962
Health Care (1.4%):
Novo Nordisk A/S , Class B ................................................ 104,762 14,992,440
22,900,402
France (3.7%):
Consumer Discretionary (0.5%):
La Francaise des Jeux SAEM (b) ............................................ 162,461 5,532,665
Consumer Staples (0.8%):
L'Oreal SA ........................................................... 18,484 8,134,891

Victory Portfolios
Victory RS Global Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Energy (0.5%):
Gaztransport Et Technigaz SA .............................................. 43,712 $ 5,717,862
Industrials (1.3%):
Rexel SA ............................................................. 268,708 6,950,123
Safran SA ............................................................ 29,552 6,227,468
13,177,591
Materials (0.6%):
Arkema SA ........................................................... 66,764 5,817,234
38,380,243
Indonesia (0.7%):
Communication Services (0.7%):
PT Telkom Indonesia Persero Tbk ........................................... 38,956,100 7,403,418
Ireland (0.5%):
Materials (0.5%):
James Hardie Industries PLC (a) ............................................ 181,938 5,692,501
Italy (0.4%):
Utilities (0.4%):
Snam SpA ............................................................ 854,003 3,770,764
Japan (5.2%):
Communication Services (0.7%):
Kakaku.com, Inc. ....................................................... 524,200 6,879,485
Consumer Discretionary (0.5%):
ZOZO, Inc. ........................................................... 209,800 5,245,989
Consumer Staples (0.6%):
Toyo Suisan Kaisha Ltd. .................................................. 108,200 6,445,437
Financials (0.8%):
Mizuho Financial Group, Inc. .............................................. 415,600 8,748,384
Health Care (0.5%):
Hoya Corp. ........................................................... 42,500 4,970,540
Industrials (0.9%):
Fuji Electric Co. Ltd. .................................................... 91,200 5,211,870
Nippon Yusen KK ...................................................... 160,700 4,689,313
9,901,183
Information Technology (0.9%):
Disco Corp. ........................................................... 15,000 5,714,205
Oracle Corp. .......................................................... 58,100 4,009,655
9,723,860
Utilities (0.3%):
Tokyo Gas Co. Ltd. ..................................................... 130,400 2,807,598
54,722,476
Netherlands (0.9%):
Information Technology (0.9%):
ASM International NV ................................................... 12,243 9,356,955
New Zealand (0.7%):
Health Care (0.7%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 395,317 7,233,187
Norway (0.9%):
Energy (0.4%):
Aker BP ASA ......................................................... 179,508 4,588,629

Victory Portfolios
Victory RS Global Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Financials (0.5%):
SpareBank 1 SMN ...................................................... 328,222 $ 4,639,168
9,227,797
Singapore (0.6%):
Financials (0.6%):
Singapore Exchange Ltd. ................................................. 871,200 6,076,583
South Africa (0.8%):
Consumer Discretionary (0.8%):
Mr Price Group Ltd. ..................................................... 790,045 8,944,460
South Korea (0.8%):
Information Technology (0.8%):
Samsung Electronics Co. Ltd. .............................................. 148,425 8,737,282
Spain (0.9%):
Financials (0.9%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 936,096 9,395,687
Sweden (0.7%):
Industrials (0.7%):
Atlas Copco AB , Class B ................................................. 438,495 7,083,450
Switzerland (2.5%):
Financials (1.5%):
Chubb Ltd. ........................................................... 30,306 7,730,455
Partners Group Holding AG ............................................... 5,977 7,655,163
15,385,618
Health Care (1.0%):
Roche Holding AG ...................................................... 38,886 10,775,509
26,161,127
Taiwan (3.1%):
Financials (1.3%):
Cathay Financial Holding Co. Ltd. ........................................... 7,814,000 14,193,684
Information Technology (1.8%):
ASE Technology Holding Co. Ltd. ........................................... 2,190,000 11,347,152
Lite-On Technology Corp. ................................................ 2,243,000 7,287,825
18,634,977
32,828,661
United Kingdom (3.6%):
Consumer Discretionary (1.1%):
Greggs PLC ........................................................... 172,715 6,034,801
Next PLC ............................................................ 48,091 5,487,197
11,521,998
Consumer Staples (0.8%):
Imperial Brands PLC .................................................... 305,392 7,813,406
Financials (0.9%):
HSBC Holdings PLC .................................................... 1,144,315 9,876,199
Materials (0.8%):
Rio Tinto PLC ......................................................... 128,288 8,416,727
37,628,330
United States (59.5%):
Communication Services (6.3%):
Alphabet, Inc. , Class C ................................................... 182,601 33,492,675
Meta Platforms, Inc. , Class A .............................................. 49,980 25,200,916

Victory Portfolios
Victory RS Global Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
The Trade Desk, Inc. , Class A (a) ............................................ 77,160 $ 7,536,217
66,229,808
Consumer Discretionary (5.8%):
Amazon.com, Inc. (a) .................................................... 126,897 24,522,845
McDonald's Corp. ...................................................... 45,924 11,703,272
PulteGroup, Inc. ........................................................ 94,849 10,442,875
Ross Stores, Inc. ....................................................... 60,734 8,825,865
Ulta Beauty, Inc. (a) ..................................................... 13,816 5,331,180
60,826,037
Consumer Staples (3.0%):
Colgate-Palmolive Co. ................................................... 187,498 18,194,806
PepsiCo, Inc. .......................................................... 83,403 13,755,657
31,950,463
Energy (2.3%):
APA Corp. ............................................................ 333,990 9,832,665
Cactus, Inc. , Class A ..................................................... 88,301 4,656,995
ConocoPhillips Co. ..................................................... 86,724 9,919,491
24,409,151
Financials (8.7%):
Bank of America Corp. ................................................... 328,100 13,048,537
JPMorgan Chase & Co. .................................................. 89,245 18,050,694
LPL Financial Holdings, Inc. ............................................... 28,511 7,963,122
Mastercard, Inc. , Class A ................................................. 33,771 14,898,414
S&P Global, Inc. ....................................................... 33,293 14,848,678
Synchrony Financial ..................................................... 130,704 6,167,922
The PNC Financial Services Group, Inc. ...................................... 46,590 7,243,813
Unum Group .......................................................... 178,450 9,120,580
91,341,760
Health Care (6.8%):
Align Technology, Inc. (a) ................................................. 21,554 5,203,783
Amgen, Inc. ........................................................... 39,651 12,388,955
Eli Lilly & Co. ......................................................... 25,632 23,206,700
IDEXX Laboratories, Inc. (a) ............................................... 15,961 7,776,199
Johnson & Johnson ..................................................... 68,562 10,021,022
UnitedHealth Group, Inc. ................................................. 24,881 12,670,898
71,267,557
Industrials (5.3%):
AGCO Corp. .......................................................... 69,139 6,767,325
Caterpillar, Inc. ........................................................ 40,796 13,589,148
Delta Air Lines, Inc. ..................................................... 167,669 7,954,217
Eaton Corp. PLC ....................................................... 45,923 14,399,157
Lennox International, Inc. ................................................. 25,180 13,470,796
56,180,643
Information Technology (18.5%):
Apple, Inc. ........................................................... 252,151 53,108,044
Cisco Systems, Inc. ..................................................... 192,198 9,131,327
Fortinet, Inc. (a) ........................................................ 175,436 10,573,528
Microsoft Corp. ........................................................ 121,490 54,299,955
NVIDIA Corp. ......................................................... 423,100 52,269,774
Texas Instruments, Inc. ................................................... 73,381 14,274,806
193,657,434
Materials (0.5%):
Alcoa Corp. ........................................................... 124,736 4,961,998
Real Estate (0.6%):
Prologis, Inc. .......................................................... 57,758 6,486,801

Victory Portfolios
Victory RS Global Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Utilities (1.7%):
Constellation Energy Corp. ................................................ 57,554 $ 11,526,340
MGE Energy, Inc. ...................................................... 78,811 5,888,758
17,415,098
624,726,750
Total Common Stocks (Cost $759,316,910) 1,027,595,238
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. (a) (c) ........................................... 3,376 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (0.5%)
United States (0.5%):
iShares MSCI ACWI ETF ................................................. 45,336 5,095,766
Total Exchange-Traded Funds (Cost $3,838,999) 5,095,766
Total Investments (Cost $763,155,909) — 98.4% 1,032,691,004
Other assets in excess of liabilities — 1.6% 16,432,626
NET ASSETS - 100.00% $ 1,049,123,630
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2024, the fair value of these securities was
$5,532,665 and amounted to 0.5% of net assets.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of June 30, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory Sophus Emerging Markets Fund
12
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.6%)
Brazil (5.0%):
Communication Services (0.6%):
TIM SA .............................................................. 718,900 $ 2,042,534
Consumer Discretionary (0.8%):
Smartfit Escola de Ginastica e Danca SA ...................................... 313,800 1,212,710
Vibra Energia SA ....................................................... 443,271 1,657,548
2,870,258
Energy (1.3%):
Petroleo Brasileiro SA , ADR ............................................... 330,160 4,784,018
Financials (0.9%):
Itau Unibanco Holding SA , ADR ............................................ 600,478 3,506,792
Industrials (0.7%):
Marcopolo SA , Preference Shares ........................................... 763,600 867,541
Santos Brasil Participacoes SA ............................................. 752,700 1,838,251
2,705,792
Real Estate (0.4%):
Multiplan Empreendimentos Imobiliarios SA ................................... 337,800 1,362,272
Utilities (0.3%):
CPFL Energia SA ....................................................... 195,400 1,144,250
18,415,916
Chile (0.3%):
Financials (0.0%):(a)
Banco de Credito e Inversiones SA .......................................... 1 28
Utilities (0.3%):
Enel Chile SA ......................................................... 19,086,423 1,077,320
1,077,348
China (22.1%):
Communication Services (6.9%):
Kuaishou Technology , Class W (b) (c) ......................................... 369,700 2,170,155
Tencent Holdings Ltd. ................................................... 423,315 20,082,845
Tencent Music Entertainment Group , ADR ..................................... 220,871 3,103,238
25,356,238
Consumer Discretionary (5.0%):
Alibaba Group Holding Ltd. ............................................... 191,872 1,729,367
Fuyao Glass Industry Group Co. Ltd. , Class A .................................. 457,200 3,013,510
H World Group Ltd. , ADR ................................................ 80,623 2,686,358
Meituan , Class W (b) (c) ................................................... 359,800 5,114,465
MINISO Group Holding Ltd. , ADR .......................................... 126,871 2,419,430
MotoMotion China Corp. ................................................. 196,200 1,268,106
New Oriental Education & Technology Group, Inc. , ADR (b) ........................ 30,593 2,377,994
18,609,230
Consumer Staples (0.5%):
Tsingtao Brewery Co. Ltd. , Class H .......................................... 258,000 1,716,100
Energy (1.1%):
PetroChina Co. Ltd. , Class H .............................................. 3,924,000 3,962,407
Financials (2.5%):
China Merchants Bank Co. Ltd. , Class H ...................................... 542,500 2,465,277
Industrial & Commercial Bank of China Ltd. , Class H ............................. 11,374,000 6,760,689
9,225,966

Victory Portfolios
Victory Sophus Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Health Care (0.7%):
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , Class A ....................... 69,100 $ 2,764,747
Industrials (1.8%):
Anhui Heli Co. Ltd. , Class A ............................................... 930,900 2,768,515
Weichai Power Co. Ltd. , Class H ............................................ 1,053,000 2,004,830
Yutong Bus Co. Ltd. , Class A .............................................. 535,000 1,895,508
6,668,853
Information Technology (0.7%):
Foxconn Industrial Internet Co. Ltd. , Class A ................................... 667,000 2,480,046
Materials (2.9%):
China Hongqiao Group Ltd. ............................................... 1,428,000 2,155,070
Shandong Nanshan Aluminum Co. Ltd. , Class A ................................. 7,286,800 3,814,691
Western Mining Co. Ltd. , Class A ........................................... 807,500 1,990,393
Zijin Mining Group Co. Ltd. , Class H ........................................ 1,412,000 2,975,191
10,935,345
81,718,932
Greece (0.4%):
Energy (0.4%):
Motor Oil Hellas Corinth Refineries SA ....................................... 65,488 1,642,562
Hong Kong (2.2%):
Consumer Discretionary (0.6%):
Bosideng International Holdings Ltd. ......................................... 2,038,000 1,268,514
Man Wah Holdings Ltd. .................................................. 1,537,200 1,054,636
2,323,150
Industrials (0.4%):
Pacific Basin Shipping Ltd. ................................................ 4,262,000 1,343,356
Real Estate (0.7%):
Yuexiu Property Co. Ltd. ................................................. 4,009,000 2,615,290
Utilities (0.5%):
Kunlun Energy Co. Ltd. .................................................. 1,868,000 1,932,828
8,214,624
Hungary (1.1%):
Financials (0.8%):
OTP Bank Nyrt ........................................................ 61,888 3,072,610
Health Care (0.3%):
Richter Gedeon Nyrt .................................................... 36,260 942,951
4,015,561
India (16.2%):
Consumer Discretionary (3.4%):
Hero MotoCorp Ltd. ..................................................... 60,011 4,007,898
Mahindra & Mahindra Ltd. (b) .............................................. 167,766 5,759,345
Tata Motors Ltd. ....................................................... 225,688 2,674,334
12,441,577
Financials (6.2%):
Angel One Ltd. ........................................................ 32,551 1,013,006
ICICI Bank Ltd. , ADR ................................................... 352,204 10,146,997
LIC Housing Finance Ltd. (b) .............................................. 407,745 3,888,067
Manappuram Finance Ltd. ................................................ 1,911,283 4,751,607
Shriram Finance Ltd. .................................................... 95,798 3,336,953
23,136,630
Health Care (1.0%):
Dr. Reddy's Laboratories Ltd. .............................................. 46,752 3,586,285

Victory Portfolios
Victory Sophus Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Industrials (1.1%):
Larsen & Toubro Ltd. .................................................... 96,148 $ 4,084,383
Information Technology (0.3%):
Cyient Ltd. ........................................................... 44,763 983,239
Materials (2.8%):
Tata Steel Ltd. ......................................................... 1,986,110 4,134,737
UltraTech Cement Ltd. ................................................... 28,279 3,951,286
Vedanta Ltd. .......................................................... 411,583 2,238,986
10,325,009
Utilities (1.4%):
Power Grid Corp. of India Ltd. ............................................. 1,323,921 5,243,447
59,800,570
Indonesia (1.4%):
Financials (1.4%):
PT Bank Mandiri Persero Tbk .............................................. 13,323,400 4,985,990
Ireland (2.0%):
Consumer Discretionary (2.0%):
PDD Holdings, Inc. , ADR (b) ............................................... 54,875 7,295,631
Jordan (0.3%):
Health Care (0.3%):
Hikma Pharmaceuticals PLC ............................................... 46,161 1,099,661
Luxembourg (0.6%):
Materials (0.6%):
Ternium SA , ADR ...................................................... 58,565 2,199,116
Malaysia (0.5%):
Utilities (0.5%):
YTL Power International Bhd .............................................. 1,974,400 2,011,456
Mexico (2.3%):
Consumer Staples (0.7%):
Gruma SAB de CV , Class B ............................................... 77,787 1,419,556
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 602,646 1,042,817
2,462,373
Financials (1.3%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 401,882 3,132,335
Qualitas Controladora SAB de CV ........................................... 151,128 1,536,349
4,668,684
Real Estate (0.3%):
Corp Inmobiliaria Vesta SAB de CV ......................................... 442,454 1,323,932
8,454,989
Panama (0.5%):
Industrials (0.5%):
Copa Holdings SA , Class A ................................................ 20,290 1,931,202
Poland (1.1%):
Consumer Discretionary (0.5%):
LPP SA .............................................................. 489 2,074,758
Financials (0.6%):
Powszechna Kasa Oszczednosci Bank Polski SA ................................ 136,466 2,129,786
4,204,544
Russian Federation (0.0%):(a)
Energy (0.0%):(a)
Gazprom PJSC (b) (d) (e) .................................................. 1,511,910 42,334

Victory Portfolios
Victory Sophus Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Rosneft Oil Co. PJSC , GDR (b) (d) (e) ......................................... 677,591 $ — (f)
42,334
Financials (0.0%):
Sberbank of Russia PJSC , ADR (b) (d) (e) ...................................... 446,943 —
42,334
Saudi Arabia (2.5%):
Communication Services (1.0%):
Saudi Telecom Co. ...................................................... 365,461 3,652,901
Consumer Discretionary (0.3%):
United Electronics Co. ................................................... 44,873 1,131,289
Financials (1.2%):
Alinma Bank .......................................................... 255,990 2,134,655
Saudi Awwal Bank ...................................................... 226,690 2,340,493
4,475,148
9,259,338
South Africa (1.5%):
Consumer Discretionary (0.4%):
The Foschini Group Ltd. .................................................. 205,591 1,443,651
Financials (1.1%):
Nedbank Group Ltd. ..................................................... 279,250 3,954,950
5,398,601
South Korea (15.2%):
Consumer Discretionary (1.0%):
Kia Corp. ............................................................ 38,131 3,568,748
Financials (2.1%):
DB Insurance Co. Ltd. ................................................... 48,203 3,994,632
KIWOOM Securities Co. Ltd. .............................................. 12,122 1,103,366
Samsung Securities Co. Ltd. ............................................... 88,555 2,549,646
7,647,644
Health Care (0.5%):
Classys, Inc. .......................................................... 33,494 1,231,091
T&L Co. Ltd. .......................................................... 16,176 820,349
2,051,440
Industrials (3.9%):
Doosan Bobcat, Inc. ..................................................... 36,817 1,363,346
Hanwha Aerospace Co. Ltd. ............................................... 13,310 2,400,959
HD Hyundai Electric Co. Ltd. .............................................. 9,003 2,012,333
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (b) ........................ 21,475 2,472,592
Hyundai Rotem Co. Ltd. .................................................. 79,911 2,363,339
Samsung C&T Corp. .................................................... 20,955 2,150,979
Samsung E&A Co. Ltd. (b) ................................................ 98,196 1,711,828
14,475,376
Information Technology (7.7%):
HAESUNG DS Co. Ltd. .................................................. 28,904 950,991
Innox Advanced Materials Co. Ltd. .......................................... 44,997 1,330,349
Samsung Electronics Co. Ltd. .............................................. 326,369 19,212,249
SK Hynix, Inc. ......................................................... 40,021 6,793,389
28,286,978
56,030,186
Taiwan (17.3%):
Consumer Discretionary (0.5%):
Makalot Industrial Co. Ltd. ................................................ 150,000 1,944,068

Victory Portfolios
Victory Sophus Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Health Care (0.5%):
Bora Pharmaceuticals Co. Ltd. ............................................. 78,000 $ 1,992,995
Industrials (1.2%):
Fortune Electric Co. Ltd. ................................................. 84,000 2,439,735
Sunonwealth Electric Machine Industry Co. Ltd. ................................. 546,000 1,928,819
4,368,554
Information Technology (14.7%):
Compeq Manufacturing Co. Ltd. ............................................ 869,000 2,176,750
Elite Material Co. Ltd. ................................................... 122,000 1,778,791
Gold Circuit Electronics Ltd. ............................................... 245,100 1,558,053
King Yuan Electronics Co. Ltd. ............................................. 533,000 1,947,752
Lotes Co. Ltd. ......................................................... 86,000 4,311,643
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 1,280,998 37,960,534
Unimicron Technology Corp. .............................................. 393,000 2,174,760
Wiwynn Corp. ......................................................... 29,000 2,349,107
54,257,390
Materials (0.4%):
Gloria Material Technology Corp. ........................................... 914,000 1,362,194
63,925,201
Thailand (2.0%):
Consumer Staples (0.6%):
CP ALL PCL-NVDR .................................................... 1,500,300 2,244,206
Energy (0.8%):
PTT Exploration & Production PCL-NVDR .................................... 700,100 2,894,533
Health Care (0.6%):
Bangkok Dusit Medical Services PCL-NVDR .................................. 2,990,900 2,177,331
7,316,070
Turkey (2.6%):
Consumer Discretionary (0.4%):
Mavi Giyim Sanayi Ve Ticaret A/S (c) ........................................ 326,089 1,270,053
Teknosa Ic Ve Dis Ticaret A/S (b) ............................................ 148,314 141,212
1,411,265
Consumer Staples (1.0%):
BIM Birlesik Magazalar A/S ............................................... 214,084 3,581,198
Financials (0.7%):
Yapi ve Kredi Bankasi A/S ................................................ 2,549,198 2,642,374
Industrials (0.5%):
Pegasus Hava Tasimaciligi A/S (b) ........................................... 261,409 1,826,634
9,461,471
United Arab Emirates (2.0%):
Financials (1.0%):
Dubai Islamic Bank PJSC ................................................. 728,734 1,139,000
Emirates NBD Bank PJSC ................................................ 605,867 2,722,073
3,861,073
Real Estate (1.0%):
Emaar Properties PJSC ................................................... 1,623,285 3,627,263
7,488,336

Victory Portfolios
Victory Sophus Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
7/28/2021
$ 5,922,464
Rosneft Oil Co. PJSC , GDR ....................................
3/6/2020
4,383,338
Sberbank of Russia PJSC , ADR ..................................
11/11/2020
6,053,328
Security Description Shares Value
United States (0.5%):
Consumer Discretionary (0.5%):
Samsonite International SA (c) .............................................. 638,400 $ 1,902,933
Total Common Stocks (Cost $300,978,125) 367,892,572
Total Investments (Cost $300,978,125) — 99.6% 367,892,572
Other assets in excess of liabilities — 0.4% 1,498,898
NET ASSETS - 100.00% $ 369,391,470
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2024, the fair value of these securities was
$10,457,606 and amounted to 2.8% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at June 30, 2024.
(f) Rounds to less than $1.
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Statements of Assets and Liabilities
June 30, 2024

See notes to financial statements.
Victory Portfolios
(Unaudited)
Victory RS
International Fund
Victory RS Global
Fund
Victory Sophus
Emerging Markets
Fund
Assets:
Investments, at value (Cost $313,346,789, $763,155,909 and $300,978,125) $ 401,078,102 (a) $ 1,032,691,004 $ 367,892,572
Foreign currency, at value (Cost $305,952, $159,630 and $—) 306,104 159,614 —
Cash 8,235,240 15,903,826 4,655,615
Receivables:
Interest and dividends 439,980 644,922 1,326,106
Capital shares issued 38,296 827,571 85,493
Investments sold — — 62,747
From Adviser 82,285 365,631 222,036
Reclaims 1,762,965 550,607 10,161
Prepaid expenses 35,897 64,298 38,514
Total Assets 411,978,869 1,051,207,473 374,293,244
Liabilities:
Payables:
Collateral received on loaned securities 394,548 — —
Foreign currency, at value (Cost $—, $— and $166,360) — — 165,414
Investments purchased — — 336,997
Capital shares redeemed 38,275 1,415,059 451,024
Accrued foreign capital gains taxes — — 3,488,177
Accrued expenses and other payables:
Investment advisory fees 270,943 513,138 299,139
Administration fees 18,525 46,780 16,363
Custodian fees 6,663 12,812 47,125
Transfer agent fees 3,317 6,456 3,665
Sub-Transfer agent fees 12,298 16,160 37,988
Compliance fees 278 677 272
Trustees' fees — 1,133 —
12b-1 fees 4,619 21,725 5,780
Other accrued expenses 38,460 49,903 49,830
Total Liabilities 787,926 2,083,843 4,901,774
Commitments and contingencies (Note 5 )
Net Assets:
Capital 333,368,438 802,964,276 373,419,513
Total accumulated earnings (loss) 77,822,505 246,159,354 (4,028,043)
Net Assets $ 411,190,943 $ 1,049,123,630 $ 369,391,470
Net Assets:
Class A $ 29,769,654 $ 157,204,106 $ 36,983,055
Class C 3,035,208 10,622,843 509,141
Class R 1,637,975 6,829,785 8,626,527
Class R6 283,696,080 311,835,496 182,801,170
Class Y 93,052,026 562,631,400 140,471,577
Total $ 411,190,943 $ 1,049,123,630 $ 369,391,470
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 1,949,551 6,742,607 1,812,984
Class C 288,630 475,384 34,580
Class R 115,916 232,263 455,231
Class R6 22,891,623 18,219,309 8,783,770
Class Y 6,181,694 24,279,384 6,833,775
Total 31,427,414 49,948,947 17,920,340
Net asset value, offering and redemption price per share:
Class A $ 15 .27 $ 23 .32 $ 20 .40
Class C(b) 10 .52 22 .35 14 .72
Class R 14 .13 29 .41 18 .95
Class R6 12 .39 17 .12 20 .81
Class Y 15 .05 23 .17 20 .56
Maximum Sales Charge — Class A 5.75% 5.75% 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 16 .20 $ 24 .74 $ 21 .64
(a) Includes $386,794 of securities on loan.
(b) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Six Months Ended June 30, 2024
19
See notes to financial statements.
Victory Portfolios
(Unaudited)
Victory RS
International Fund
Victory RS Global
Fund
Victory Sophus
Emerging Markets
Fund
Investment Income:
Dividends $ 9,370,897 $ 11,136,990 $ 6,695,919
Interest 183,294 539,017 111,848
Securities lending (net of fees) 9,214 23,370 4,826
Foreign tax withholding (1,049,082) (922,990) (691,907)
Total Income 8,514,323 10,776,387 6,120,686
Expenses:
Investment advisory fees 1,571,912 2,771,704 1,913,833
Administration fees 108,242 253,667 105,614
Sub-Administration fees 8,426 8,376 8,426
12b-1 fees — Class A 31,810 163,226 45,160
12b-1 fees — Class C 14,436 42,773 2,770
12b-1 fees — Class R 4,018 15,296 20,812
Custodian fees 23,705 45,629 162,654
Transfer agent fees — Class A 7,582 9,537 4,494
Transfer agent fees — Class C 55 157 95
Transfer agent fees — Class R 229 648 330
Transfer agent fees — Class R6 279 4,689 3,173
Transfer agent fees — Class Y 414 2,301 506
Sub-Transfer agent fees — Class A 10,444 75,858 27,676
Sub-Transfer agent fees — Class C 1,312 4,134 537
Sub-Transfer agent fees — Class R 1,171 2,948 6,160
Sub-Transfer agent fees — Class R6 31 386 321
Sub-Transfer agent fees — Class Y 41,782 261,952 107,524
Trustees' fees 11,552 24,489 11,830
Compliance fees 1,701 3,843 1,727
Legal and audit fees 22,762 39,971 27,757
State registration and filing fees 34,565 73,081 37,201
Interfund lending — — 3,440
Other expenses 37,942 52,555 59,063
Total Expenses 1,934,370 3,857,220 2,551,103
Expenses waived/reimbursed by Adviser (222,803) (929,573) (649,300)
Net Expenses 1,711,567 2,927,647 1,901,803
Net Investment Income (Loss) 6,802,756 7,848,740 4,218,883
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 2,660,674 (3,267,690) 4,692,931
Foreign taxes on realized gains — — (446,330)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 16,708,700 111,935,992 30,691,697
Net change in accrued foreign taxes on unrealized gains — — (429,614)
Net realized/unrealized gains (losses) on investments 19,369,374 108,668,302 34,508,684
Change in net assets resulting from operations $ 26,172,130 $ 116,517,042 $ 38,727,567

20
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS International Fund Victory RS Global Fund
Victory Sophus Emerging Markets
Fund
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 6,802,756 $ 7,170,108 $ 7,848,740 $ 7,570,233 $ 4,218,883 $ 7,140,404
Net realized gains (losses) 2,660,674 (2,237,499) (3,267,690) (3,990,326) 4,246,601 (30,160,953)
Net change in unrealized
appreciation/depreciation 16,708,700 59,017,178 111,935,992 130,048,553 30,262,083 65,830,162
Change in net assets resulting from
operations 26,172,130 63,949,787 116,517,042 133,628,460 38,727,567 42,809,613
Distributions to Shareholders:
Class A — (424,675) — (868,728) — (801,539)
Class C — (54,891) — (27,902) — (13,547)
Class R — (27,566) — (25,110) — (178,974)
Class R6 — (6,837,233) — (3,648,670) — (4,201,344)
Class Y — (1,491,467) — (4,270,676) — (4,431,563)
Change in net assets resulting from
distributions to shareholders — (8,835,832) — (8,841,086) — (9,626,967)
Change in net assets resulting from
capital transactions 22,694,230 (28,525,347) 176,473,756 208,408,657 (48,919,453) (53,461,781)
Change in net assets 48,866,360 26,588,608 292,990,798 333,196,031 (10,191,886) (20,279,135)
Net Assets:
Beginning of period 362,324,583 335,735,975 756,132,832 422,936,801 379,583,356 399,862,491
End of period $ 411,190,943 $ 362,324,583 $ 1,049,123,630 $ 756,132,832 $ 369,391,470 $ 379,583,356

21
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS International Fund Victory RS Global Fund
Victory Sophus Emerging Markets
Fund
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Capital Transactions:
Class A
Proceeds from shares issued $ 7,364,801 $ 1,868,312 $ 58,119,886 $ 60,658,416 $ 2,283,509 $ 4,160,032
Distributions reinvested — 418,335 — 868,482 — 789,010
Cost of shares redeemed (2,239,673) (2,850,935) (15,701,063) (60,951,137) (4,985,077) (11,743,501)
Total Class A $ 5,125,128 $ (564,288) $ 42,418,823 $ 575,761 $ (2,701,568) $ (6,794,459)
Class C
Proceeds from shares issued $ 310,907 $ 478,937 $ 3,487,355 $ 1,959,752 $ 6,300 $ 12,514
Distributions reinvested — 54,890 — 27,764 — 13,547
Cost of shares redeemed (86,657) (210,198) (317,534) (487,238) (148,471) (230,016)
Total Class C $ 224,250 $ 323,629 $ 3,169,821 $ 1,500,278 $ (142,171) $ (203,955)
Class R
Proceeds from shares issued $ 78,377 $ 134,044 $ 1,011,921 $ 961,408 $ 281,390 $ 856,801
Distributions reinvested — 27,566 — 25,110 — 178,681
Cost of shares redeemed (96,280) (509,503) (615,679) (1,723,646) (691,979) (2,564,236)
Total Class R $ (17,903) $ (347,893) $ 396,242 $ (737,128) $ (410,589) $ (1,528,754)
Class R6
Proceeds from shares issued $ 1,759,261 $ 9,137,182 $ 52,070,448 $ 92,941,942 $ 26,377,665 $ 24,870,240
Distributions reinvested — 6,823,756 — 3,647,460 — 3,977,114
Cost of shares redeemed (2,423,870) (35,006,471) (24,057,252) (28,502,518) (23,213,235) (39,012,672)
Total Class R6 $ (664,609) $ (19,045,533) $ 28,013,196 $ 68,086,884 $ 3,164,430 $ (10,165,318)
Class Y
Proceeds from shares issued $ 24,624,290 $ 9,473,933 $ 157,350,322 $ 201,356,403 $ 18,575,377 $ 49,807,150
Distributions reinvested — 1,489,450 — 4,248,244 — 4,426,276
Cost of shares redeemed (6,596,926) (19,854,645) (54,874,648) (66,621,785) (67,404,932) (89,002,721)
Total Class Y $ 18,027,364 $ (8,891,262) $ 102,475,674 $ 138,982,862 $ (48,829,555) $ (34,769,295)
Change in net assets resulting from
capital transactions $ 22,694,230 $ (28,525,347) $ 176,473,756 $ 208,408,657 $ (48,919,453) $ (53,461,781)
Share Transactions:
Class A
Issued 496,208 138,554 2,669,533 3,221,265 118,798 229,577
Reinvested — 29,481 — 42,573 — 43,233
Redeemed (151,009) (213,485) (717,725) (3,249,248) (259,607) (647,877)
Total Class A 345,199 (45,450) 1,951,808 14,590 (140,809) (375,067)
Class C
Issued 30,311 52,431 166,268 105,322 476 930
Reinvested — 5,595 — 1,414 — 1,024
Redeemed (8,417) (22,789) (15,083) (27,113) (10,614) (17,469)
Total Class C 21,894 35,237 151,185 79,623 (10,138) (15,515)
Class R
Issued 5,785 11,028 36,697 41,386 15,840 50,699
Reinvested — 2,096 — 975 — 10,529
Redeemed (6,932) (42,396) (22,528) (72,352) (38,728) (152,067)
Total Class R (1,147) (29,272) 14,169 (29,991) (22,888) (90,839)
Class R6
Issued 147,150 839,133 3,266,426 6,800,368 1,368,667 1,345,382
Reinvested — 593,370 — 243,977 — 214,169
Redeemed (202,692) (3,242,360) (1,481,997) (2,104,002) (1,176,791) (2,108,172)
Total Class R6 (55,542) (1,809,857) 1,784,429 4,940,343 191,876 (548,621)
Class Y
Issued 1,728,755 726,179 7,347,630 10,760,965 965,466 2,715,791
Reinvested — 106,618 — 209,790 — 241,214
Redeemed (450,008) (1,504,901) (2,514,380) (3,620,749) (3,361,621) (4,844,622)
Total Class Y 1,278,747 (672,104) 4,833,250 7,350,006 (2,396,155) (1,887,617)
Change in Shares 1,589,151 (2,521,446) 8,734,841 12,354,571 (2,378,114) (2,917,659)

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory RS International Fund
Class A
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $14.31 $12.17 $14.76 $13.49 $12.93 $10.63
Investment Activities:
Net investment income (loss)(a) 0.24 0.24 0.32 0.27 0.21 0.26
Net realized and unrealized gains (losses) 0.72 2.17 (2.66) 1.62 0.51 2.05
Total from Investment Activities 0.96 2.41 (2.34) 1.89 0.72 2.31
Distributions to Shareholders from:
Net investment income — (0.27) (0.22) (0.25) (0.13) —(b)
Net realized gains — — (0.03) (0.37) (0.03) (0.01)
Total Distributions — (0.27) (0.25) (0.62) (0.16) (0.01)
Net Asset Value, End of Period $15.27 $14.31 $12.17 $14.76 $13.49 $12.93
Total Return (excludes sales charge)(c)(d) 6.71% 19.82% (15.89)% 14.05% 5.55% 21.72%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.13% 1.13% 1.13% 1.13% 1.13% 1.13%
Net Investment Income (Loss)(e) 3.23% 1.82% 2.53% 1.80% 1.79% 2.18%
Gross Expenses(e)(f) 1.35% 1.41% 1.41% 1.40% 1.47% 1.55%
Supplemental Data:
Net Assets at end of period (000's) $29,770 $22,958 $20,077 $25,555 $24,010 $22,620
Portfolio Turnover(c)(g) 8% 24% 29% 43% 52% 20%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

23
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS International Fund
Class C
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $9.89 $8.50 $10.45 $9.72 $9.36 $7.76
Investment Activities:
Net investment income (loss)(a) 0.13 0.10 0.14 0.11 0.10 0.12
Net realized and unrealized gains (losses) 0.50 1.50 (1.86) 1.17 0.34 1.49
Total from Investment Activities 0.63 1.60 (1.72) 1.28 0.44 1.61
Distributions to Shareholders from:
Net investment income — (0.21) (0.20) (0.18) (0.05) —
Net realized gains — — (0.03) (0.37) (0.03) (0.01)
Total Distributions — (0.21) (0.23) (0.55) (0.08) (0.01)
Net Asset Value, End of Period $10.52 $9.89 $8.50 $10.45 $9.72 $9.36
Total Return (excludes contingent deferred sales
charge)(b)(c) 6.37% 18.88% (16.50)% 13.24% 4.76% 20.70%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.88% 1.88% 1.88% 1.88% 1.88% 1.88%
Net Investment Income (Loss)(d) 2.47% 1.05% 1.61% 1.03% 1.14% 1.39%
Gross Expenses(d)(e) 2.49% 2.51% 3.00% 3.07% 3.07% 3.14%
Supplemental Data:
Net Assets at end of period (000's) $3,035 $2,638 $1,967 $1,147 $1,241 $1,480
Portfolio Turnover(b)(f) 8% 24% 29% 43% 52% 20%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory RS International Fund
Class R
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $13.26 $11.30 $13.73 $12.58 $12.07 $9.95
Investment Activities:
Net investment income (loss)(a) 0.20 0.19 0.26 0.22 0.18 0.21
Net realized and unrealized gains (losses) 0.67 2.01 (2.47) 1.51 0.45 1.92
Total from Investment Activities 0.87 2.20 (2.21) 1.73 0.63 2.13
Distributions to Shareholders from:
Net investment income — (0.24) (0.19) (0.21) (0.09) —
Net realized gains — — (0.03) (0.37) (0.03) (0.01)
Total Distributions — (0.24) (0.22) (0.58) (0.12) (0.01)
Net Asset Value, End of Period $14.13 $13.26 $11.30 $13.73 $12.58 $12.07
Total Return(b)(c) 6.56% 19.49% (16.09)% 13.85% 5.21% 21.37%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.38% 1.38% 1.38% 1.38% 1.38% 1.38%
Net Investment Income (Loss)(d) 2.93% 1.54% 2.24% 1.58% 1.60% 1.87%
Gross Expenses(d)(e) 2.45% 2.39% 2.30% 2.16% 2.24% 2.32%
Supplemental Data:
Net Assets at end of period (000's) $1,638 $1,552 $1,653 $1,959 $1,998 $2,652
Portfolio Turnover(b)(f) 8% 24% 29% 43% 52% 20%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

25
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS International Fund
Class R6
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
May 2,
2019(a)
through
December 31,
2019
Net Asset Value, Beginning of Period $11.60 $9.91 $12.07 $11.14 $10.70 $10.00
Investment Activities:
Net investment income (loss)(b) 0.21 0.23 0.29 0.25 0.20 0.06
Net realized and unrealized gains (losses) 0.58 1.77 (2.17) 1.34 0.43 0.67
Total from Investment Activities 0.79 2.00 (1.88) 1.59 0.63 0.73
Distributions to Shareholders from:
Net investment income — (0.31) (0.25) (0.29) (0.16) (0.02)
Net realized gains — — (0.03) (0.37) (0.03) (0.01)
Total Distributions — (0.31) (0.28) (0.66) (0.19) (0.03)
Net Asset Value, End of Period $12.39 $11.60 $9.91 $12.07 $11.14 $10.70
Total Return(c)(d) 6.81% 20.17% (15.57)% 14.32% 5.90% 7.24%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.83% 0.83% 0.83% 0.83% 0.83% 0.83%
Net Investment Income (Loss)(e) 3.48% 2.13% 2.80% 2.06% 2.03% 0.92%
Gross Expenses(e)(f) 0.91% 0.92% 0.92% 0.91% 0.93% 0.97%
Supplemental Data:
Net Assets at end of period (000's) $283,696 $266,101 $245,239 $296,211 $251,586 $178,695
Portfolio Turnover(c)(g) 8% 24% 29% 43% 52% 20%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory RS International Fund
Class Y
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $14.09 $11.98 $14.54 $13.29 $12.74 $10.47
Investment Activities:
Net investment income (loss)(a) 0.26 0.27 0.35 0.30 0.25 0.22
Net realized and unrealized gains (losses) 0.70 2.14 (2.63) 1.60 0.49 2.08
Total from Investment Activities 0.96 2.41 (2.28) 1.90 0.74 2.30
Distributions to Shareholders from:
Net investment income — (0.30) (0.25) (0.28) (0.16) (0.02)
Net realized gains — — (0.03) (0.37) (0.03) (0.01)
Total Distributions — (0.30) (0.28) (0.65) (0.19) (0.03)
Net Asset Value, End of Period $15.05 $14.09 $11.98 $14.54 $13.29 $12.74
Total Return(b)(c) 6.81% 20.15% (15.71)% 14.38% 5.80% 21.94%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.88% 0.88% 0.88% 0.88% 0.88% 0.88%
Net Investment Income (Loss)(d) 3.51% 2.08% 2.85% 2.02% 2.11% 1.80%
Gross Expenses(d)(e) 1.02% 1.05% 1.05% 1.02% 1.09% 1.16%
Supplemental Data:
Net Assets at end of period (000's) $93,052 $69,075 $66,799 $112,511 $102,803 $75,366
Portfolio Turnover(b)(f) 8% 24% 29% 43% 52% 20%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

27
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Global Fund
Class A
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $20.59 $16.41 $20.47 $17.27 $14.86 $11.53
Investment Activities:
Net investment income (loss)(a) 0.16 0.24 0.24 0.20 0.18 0.21
Net realized and unrealized gains (losses) 2.57 4.13 (4.13) 3.65 2.35 3.29
Total from Investment Activities 2.73 4.37 (3.89) 3.85 2.53 3.50
Distributions to Shareholders from:
Net investment income — (0.19) (0.17) (0.18) (0.11) (0.16)
Net realized gains — — — (0.47) (0.01) (0.01)
Return of capital — — —(b) — — —
Total Distributions — (0.19) (0.17) (0.65) (0.12) (0.17)
Net Asset Value, End of Period $23.32 $20.59 $16.41 $20.47 $17.27 $14.86
Total Return (excludes sales charge)(c)(d) 13.26% 26.62% (18.99)% 22.39% 17.00% 30.36%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.85% 0.85% 0.85% 0.85% 0.85% 0.85%
Net Investment Income (Loss)(e) 1.50% 1.31% 1.39% 1.05% 1.22% 1.51%
Gross Expenses(e)(f) 1.10% 1.17% 1.17% 1.34% 1.40% 1.53%
Supplemental Data:
Net Assets at end of period (000's) $157,204 $98,626 $78,373 $71,792 $51,066 $26,471
Portfolio Turnover(c)(g) 9% 32% 29% 38% 71% 46%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
28
See notes to financial statements.
Victory RS Global Fund
Class C
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $19.80 $15.83 $19.73 $16.68 $14.38 $11.17
Investment Activities:
Net investment income (loss)(a) 0.08 0.08 0.11 0.06 0.07 0.14
Net realized and unrealized gains (losses) 2.47 3.98 (3.98) 3.52 2.24 3.16
Total from Investment Activities 2.55 4.06 (3.87) 3.58 2.31 3.30
Distributions to Shareholders from:
Net investment income — (0.09) (0.03) (0.06) —(b) (0.08)
Net realized gains — — — (0.47) (0.01) (0.01)
Return of capital — — —(b) — — —
Total Distributions — (0.09) (0.03) (0.53) (0.01) (0.09)
Net Asset Value, End of Period $22.35 $19.80 $15.83 $19.73 $16.68 $14.38
Total Return (excludes contingent deferred sales
charge)(c)(d) 12.82% 25.70% (19.61)% 21.52% 16.06% 29.52%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.60% 1.60% 1.60% 1.60% 1.60% 1.60%
Net Investment Income (Loss)(e) 0.74% 0.47% 0.68% 0.35% 0.48% 1.07%
Gross Expenses(e)(f) 1.96% 2.09% 2.09% 2.33% 2.53% 2.59%
Supplemental Data:
Net Assets at end of period (000's) $10,623 $6,421 $3,872 $4,221 $3,491 $3,101
Portfolio Turnover(c)(g) 9% 32% 29% 38% 71% 46%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

29
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Global Fund
Class R
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $26.00 $20.68 $25.73 $21.57 $18.55 $14.37
Investment Activities:
Net investment income (loss)(a) 0.16 0.24 0.25 0.21 0.18 0.25
Net realized and unrealized gains (losses) 3.25 5.20 (5.19) 4.55 2.92 4.07
Total from Investment Activities 3.41 5.44 (4.94) 4.76 3.10 4.32
Distributions to Shareholders from:
Net investment income — (0.12) (0.11) (0.13) (0.07) (0.13)
Net realized gains — — — (0.47) (0.01) (0.01)
Return of capital — — —(b) — — —
Total Distributions — (0.12) (0.11) (0.60) (0.08) (0.14)
Net Asset Value, End of Period $29.41 $26.00 $20.68 $25.73 $21.57 $18.55
Total Return(c)(d) 13.12% 26.29% (19.19)% 22.12% 16.70% 30.10%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.10% 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss)(e) 1.18% 1.03% 1.16% 0.85% 0.98% 1.53%
Gross Expenses(e)(f) 1.54% 1.56% 1.57% 1.70% 1.93% 2.34%
Supplemental Data:
Net Assets at end of period (000's) $6,830 $5,670 $5,130 $5,488 $4,454 $2,365
Portfolio Turnover(c)(g) 9% 32% 29% 38% 71% 46%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
30
See notes to financial statements.
Victory RS Global Fund
Class R6
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
May 2,
2019(a)
through
December 31,
2019
Net Asset Value, Beginning of Period $15.09 $12.06 $15.11 $12.87 $11.07 $10.00
Investment Activities:
Net investment income (loss)(b) 0.14 0.21 0.22 0.20 0.08 0.13
Net realized and unrealized gains (losses) 1.89 3.05 (3.06) 2.73 1.83 1.12
Total from Investment Activities 2.03 3.26 (2.84) 2.93 1.91 1.25
Distributions to Shareholders from:
Net investment income — (0.23) (0.21) (0.22) (0.10) (0.17)
Net realized gains — — — (0.47) (0.01) (0.01)
Return of capital — — —(c) — — —
Total Distributions — (0.23) (0.21) (0.69) (0.11) (0.18)
Net Asset Value, End of Period $17.12 $15.09 $12.06 $15.11 $12.87 $11.07
Total Return(d)(e) 13.45% 27.02% (18.81)% 22.84% 17.27% 12.47%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.55% 0.55% 0.55% 0.55% 0.55% 0.55%
Net Investment Income (Loss)(f) 1.76% 1.52% 1.70% 1.35% 0.64% 1.85%
Gross Expenses(f)(g) 0.70% 0.72% 0.73% 0.85% 1.16% 28.85%
Supplemental Data:
Net Assets at end of period (000's) $311,835 $248,014 $138,665 $99,708 $46,776 $124
Portfolio Turnover(d)(h) 9% 32% 29% 38% 71% 46%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

31
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Global Fund
Class Y
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $20.44 $16.28 $20.31 $17.12 $14.72 $11.42
Investment Activities:
Net investment income (loss)(a) 0.19 0.27 0.29 0.26 0.20 0.26
Net realized and unrealized gains (losses) 2.54 4.11 (4.11) 3.62 2.34 3.24
Total from Investment Activities 2.73 4.38 (3.82) 3.88 2.54 3.50
Distributions to Shareholders from:
Net investment income — (0.22) (0.21) (0.22) (0.13) (0.19)
Net realized gains — — — (0.47) (0.01) (0.01)
Return of capital — — —(b) — — —
Total Distributions — (0.22) (0.21) (0.69) (0.14) (0.20)
Net Asset Value, End of Period $23.17 $20.44 $16.28 $20.31 $17.12 $14.72
Total Return(c)(d) 13.36% 26.93% (18.82)% 22.78% 17.27% 30.69%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.60% 0.60% 0.60% 0.60% 0.60% 0.60%
Net Investment Income (Loss)(e) 1.74% 1.43% 1.67% 1.34% 1.38% 1.95%
Gross Expenses(e)(f) 0.81% 0.84% 0.84% 0.96% 1.10% 1.17%
Supplemental Data:
Net Assets at end of period (000's) $562,632 $397,402 $196,898 $169,687 $114,925 $52,541
Portfolio Turnover(c)(g) 9% 32% 29% 38% 71% 46%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory Sophus Emerging Markets Fund
Class A
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $18.55 $17.10 $22.69 $24.70 $21.37 $17.45
Investment Activities:
Net investment income (loss)(a) 0.18 0.26 0.40 0.18 0.10 0.37
Net realized and unrealized gains (losses) 1.67 1.61 (5.48) (1.26) 3.45 3.65
Total from Investment Activities 1.85 1.87 (5.08) (1.08) 3.55 4.02
Distributions to Shareholders from:
Net investment income — (0.42) (0.51) (0.26) (0.22) (0.10)
Net realized gains — — — (0.66) — —
Return of capital — — — (0.01) — —
Total Distributions — (0.42) (0.51) (0.93) (0.22) (0.10)
Net Asset Value, End of Period $20.40 $18.55 $17.10 $22.69 $24.70 $21.37
Total Return (excludes sales charge)(b)(c) 9.97% 10.97% (22.41)% (4.35)% 16.73% 22.96%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.34% 1.34% 1.34% 1.34% 1.34% 1.34%
Net Investment Income (Loss)(d) 1.86% 1.45% 2.08% 0.69% 0.47% 1.95%
Gross Expenses(d)(e) 1.67% 1.67% 1.63% 1.60% 1.64% 1.62%
Supplemental Data:
Net Assets at end of period (000's) $36,983 $36,244 $39,819 $54,194 $60,206 $62,346
Portfolio Turnover(b)(f) 49% 72% 58% 85% 109% 96%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

33
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sophus Emerging Markets Fund
Class C
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $13.44 $12.49 $16.69 $18.38 $15.94 $13.06
Investment Activities:
Net investment income (loss)(a) 0.07 0.09 0.17 (0.03) (0.07) 0.14
Net realized and unrealized gains (losses) 1.21 1.16 (4.01) (0.92) 2.58 2.74
Total from Investment Activities 1.28 1.25 (3.84) (0.95) 2.51 2.88
Distributions to Shareholders from:
Net investment income — (0.30) (0.36) (0.08) (0.07) —
Net realized gains — — — (0.66) — —
Return of capital — — — —(b) — —
Total Distributions — (0.30) (0.36) (0.74) (0.07) —
Net Asset Value, End of Period $14.72 $13.44 $12.49 $16.69 $18.38 $15.94
Total Return (excludes contingent deferred sales
charge)(c)(d) 9.60% 10.07% (23.01)% (5.16)% 15.79% 22.05%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.14% 2.14% 2.14% 2.14% 2.14% 2.14%
Net Investment Income (Loss)(e) 0.98% 0.65% 1.18% (0.17)% (0.45)% 0.99%
Gross Expenses(e)(f) 4.94% 4.08% 3.39% 2.77% 2.69% 2.48%
Supplemental Data:
Net Assets at end of period (000's) $509 $601 $752 $1,684 $3,261 $5,787
Portfolio Turnover(c)(g) 49% 72% 58% 85% 109% 96%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory Sophus Emerging Markets Fund
Class R
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $17.25 $15.93 $21.19 $23.13 $20.03 $16.37
Investment Activities:
Net investment income (loss)(a) 0.15 0.20 0.33 0.11 0.05 0.31
Net realized and unrealized gains (losses) 1.55 1.50 (5.12) (1.18) 3.23 3.41
Total from Investment Activities 1.70 1.70 (4.79) (1.07) 3.28 3.72
Distributions to Shareholders from:
Net investment income — (0.38) (0.47) (0.20) (0.18) (0.06)
Net realized gains — — — (0.66) — —
Return of capital — — — (0.01) — —
Total Distributions — (0.38) (0.47) (0.87) (0.18) (0.06)
Net Asset Value, End of Period $18.95 $17.25 $15.93 $21.19 $23.13 $20.03
Total Return(b)(c) 9.86% 10.70% (22.62)% (4.57)% 16.46% 22.64%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.58% 1.58% 1.58% 1.58% 1.58% 1.58%
Net Investment Income (Loss)(d) 1.63% 1.21% 1.85% 0.44% 0.25% 1.71%
Gross Expenses(d)(e) 2.01% 1.99% 1.94% 1.91% 1.95% 1.94%
Supplemental Data:
Net Assets at end of period (000's) $8,627 $8,249 $9,064 $11,840 $13,531 $13,817
Portfolio Turnover(b)(f) 49% 72% 58% 85% 109% 96%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

35
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sophus Emerging Markets Fund
Class R6
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $18.88 $17.40 $23.08 $25.10 $21.68 $17.68
Investment Activities:
Net investment income (loss)(a) 0.23 0.35 0.50 0.31 0.20 0.52
Net realized and unrealized gains (losses) 1.70 1.63 (5.59) (1.30) 3.52 3.65
Total from Investment Activities 1.93 1.98 (5.09) (0.99) 3.72 4.17
Distributions to Shareholders from:
Net investment income — (0.50) (0.59) (0.35) (0.30) (0.17)
Net realized gains — — — (0.66) — —
Return of capital — — — (0.02) — —
Total Distributions — (0.50) (0.59) (1.03) (0.30) (0.17)
Net Asset Value, End of Period $20.81 $18.88 $17.40 $23.08 $25.10 $21.68
Total Return(b)(c) 10.22% 11.44% (22.06)% (3.93)% 17.28% 23.55%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.89% 0.89% 0.89% 0.89% 0.89% 0.89%
Net Investment Income (Loss)(d) 2.38% 1.88% 2.58% 1.17% 0.95% 2.69%
Gross Expenses(d)(e) 1.20% 1.21% 1.19% 1.17% 1.21% 1.22%
Supplemental Data:
Net Assets at end of period (000's) $182,800 $162,243 $159,001 $174,198 $115,637 $72,196
Portfolio Turnover(b)(f) 49% 72% 58% 85% 109% 96%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory Sophus Emerging Markets Fund
Class Y
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $18.66 $17.20 $22.83 $24.85 $21.48 $17.54
Investment Activities:
Net investment income (loss)(a) 0.21 0.33 0.48 0.27 0.16 0.45
Net realized and unrealized gains (losses) 1.69 1.62 (5.53) (1.27) 3.50 3.65
Total from Investment Activities 1.90 1.95 (5.05) (1.00) 3.66 4.10
Distributions to Shareholders from:
Net investment income — (0.49) (0.58) (0.34) (0.29) (0.16)
Net realized gains — — — (0.66) — —
Return of capital — — — (0.02) — —
Total Distributions — (0.49) (0.58) (1.02) (0.29) (0.16)
Net Asset Value, End of Period $20.56 $18.66 $17.20 $22.83 $24.85 $21.48
Total Return(b)(c) 10.18% 11.37% (22.15)% (4.01)% 17.10% 23.40%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.99% 0.99% 0.99% 0.99% 0.99% 0.99%
Net Investment Income (Loss)(d) 2.13% 1.81% 2.48% 1.05% 0.79% 2.32%
Gross Expenses(d)(e) 1.35% 1.35% 1.32% 1.29% 1.31% 1.30%
Supplemental Data:
Net Assets at end of period (000's) $140,472 $172,246 $191,226 $258,201 $280,364 $255,423
Portfolio Turnover(b)(f) 49% 72% 58% 85% 109% 96%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2024
Victory Portfolios
37
(Unaudited)
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following three Funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory RS International Fund RS International Fund A, C, R, R6, and Y
Victory RS Global Fund RS Global Fund A, C, R, R6, and Y
Victory Sophus Emerging Markets Fund Sophus Emerging Markets Fund A, C, R, R6, and Y

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
38
(Unaudited)
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAV is calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of June 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
As of June 30, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Funds to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and
Level 1 Level 2 Level 3 Total
RS International Fund
Common Stocks ............................ $ 3,119,078 $ 397,173,766 $ — $ 400,292,844
Exchange-Traded Funds ...................... 390,710 — — 390,710
Collateral for Securities Loaned ................ 394,548 — — 394,548
Total .................................... $ 3,904,336 $ 397,173,766 $ — $ 401,078,102
RS Global Fund
Common Stocks ............................ 677,959,869 349,635,369 — 1,027,595,238
Warrants ................................. — — —(a) —(a)
Exchange-Traded Funds ...................... 5,095,766 — — 5,095,766
Total .................................... $ 683,055,635 $ 349,635,369 $ —(a) $ 1,032,691,004
Sophus Emerging Markets Fund
Common Stocks ............................ 61,376,325 306,473,913 42,334 367,892,572
Total .................................... $ 61,376,325 $ 306,473,913 $ 42,334 $ 367,892,572
(a) Zero market value security.

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
39
(Unaudited)
any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of June 30, 2024, the Funds had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2024:
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
RS International Fund .............................................. $ 386,794 $ — $ 394,548

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
40
(Unaudited)
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.
For the six months ended June 30, 2024, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2024, were as follows:
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of June 30, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
Excluding U.S. Government Securities
Purchases Sales
RS International Fund ................................................................ $ 55,720,827 $ 30,886,063
RS Global Fund .................................................................... 267,739,974 84,613,721
Sophus Emerging Markets Fund ........................................................ 186,207,099 231,299,680
RS International Fund
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.8
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16.2
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26.4
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17.9
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.6
RS Global Fund
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7
Sophus Emerging Markets Fund
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.0
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.5
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.5
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
41
(Unaudited)
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended June 30, 2024, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended June 30, 2024, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios II, in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the six months ended June 30, 2024, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the six months ended June
30, 2024, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
Flat Rate
RS International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80%
RS Global Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Sophus Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
42
(Unaudited)
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the six months ended June 30, 2024, the Distributor received the following from commissions earned in connection with sales of Class A:
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2024, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of June 30, 2024, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2024.
As of June 30, 2024, the following amounts are available to be repaid to the Adviser:
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2024.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions,
Class A Class C Class R
RS International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
RS Global Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Sophus Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Amount
RS International Fund .................................................................................. $ 388
RS Global Fund ...................................................................................... 4,415
Sophus Emerging Markets Fund .......................................................................... 151
In effect until April 30, 2025
Class A Class C Class R Class R6 Class Y
RS International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . 1.13% 1.88% 1.38% 0.83% 0.88%
RS Global Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85% 1.60% 1.10% 0.55% 0.60%
Sophus Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . 1.34% 2.14% 1.58% 0.89% 0.99%
Expires
2024
Expires
2025
Expires
2026
Expires
2027 Total
RS International Fund ...................................... $ 248,325 $ 438,795 $ 433,125 $ 222,803 $ 1,343,048
RS Global Fund .......................................... 518,027 899,922 1,224,514 929,573 3,572,036
Sophus Emerging Markets Fund .............................. 827,834 1,401,240 1,374,685 649,300 4,253,059

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
43
(Unaudited)
labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Funds. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Certain Russian securities held by the Funds had declared dividends, however there is no assurance these dividends can be collected by the
Funds. As a result, all such dividend receivables related to these Russian securities are valued at zero as of the six month period end.
Emerging Markets Risk — The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller-market capitalizations, limited reliable access to capital, less government regulation (including limitations on the available rights and remedies), market manipulation concerns, less extensive and less frequent recordkeeping, accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, risks related to foreign investment structures, substantial economic and political disruptions and the nationalization of foreign deposits or assets.
General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II, and Victory Portfolios III (collectively, the "Victory
Funds Complex"), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each
Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the six months ended June 30, 2024, were as follows:
* Based on the number of days borrowings were outstanding for the six months ended June 30, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations
Amount
Outstanding at
June 30, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Sophus Emerging Markets Fund .............................. $ — $ 5,000,000 6.42% $ 5,000,000

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
44
(Unaudited)
under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended June 30, 2024, were as follows:
* Based on the number of days borrowings were outstanding for the six months ended June 30, 2024.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended December 31, 2023, the Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used .
Borrower or
Lender
Amount
Outstanding at
June 30, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Sophus Emerging Markets Fund ..................... Borrower $ — $ 5,365,250 5.88% $ 10,437,000
Declared Paid
RS International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Global Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Sophus Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Short-Term
Amount
Long-Term
Amount Total
RS International Fund ................................................... $ (4,990,813) $ (9,757,629) $ (14,748,442)
RS Global Fund ....................................................... (8,005,876) (5,984,173) (13,990,049)
Sophus Emerging Markets Fund ........................................... (49,291,112) (21,891,488) (71,182,600)

Supplemental Information
June 30, 2024
Victory Portfolios
45
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding each Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Funds' Statement of Additional Information on our website or upon request by calling 800-235-8396. Each Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on vcm.com.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and are available on the SEC’s website at sec.gov.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VPRSIF-SAR (6/24)

June 30, 2024
Semi-Annual Report: Full Financials
Victory Low Duration Bond Fund
Victory High Yield Fund
Victory Tax-Exempt Fund
Victory High Income Municipal Bond Fund
Victory Floating Rate Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Schedules of Portfolio Investments
Victory Low Duration Bond Fund
3
Victory High Yield Fund
10
Victory Tax-Exempt Fund
15
Victory High Income Municipal Bond Fund
18
Victory Floating Rate Fund
22
Financial Statements
Statements of Assets and Liabilities
29
Statements of Operations
31
Statements of Changes in Net Assets
33
Financial Highlights
38
Notes to Financial Statements 56
Supplemental Information
Proxy Voting and Portfolio Holdings Information
66

2
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory Low Duration Bond Fund
3
(Unaudited)
See notes to financial statements.
Security Description Principal Amount Value
Asset-Backed Securities (24.6%)
ABS Auto (17.2%):
AmeriCredit Automobile Receivables Trust , Series 2021-1 , Class C , 0.0089 , 10/19/26 , Callable
6/18/25 @ 100 ..................................................... $ 1,815,000 $ 1,772,833
Avis Budget Rental Car Funding AESOP LLC , Series 2023-8A , Class B , 0.0666 , 2/20/30 (a) . 750,000 772,106
CarMax Auto Owner Trust , Series 2020-4 , Class B , 0.0085 , 6/15/26 , Callable 12/15/24 @ 100 434,000 423,813
Chesapeake Funding II LLC ...............................................
Series 2023-2A , Class A1 , 6 .16% , 10/15/35 , Callable 10/15/26 @ 100 (a) ........... 206,706 208,102
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 382,000 384,352
Drive Auto Receivables Trust , Series 2021-2 , Class D , 0.0139 , 3/15/29 , Callable 8/15/25 @
100 ............................................................. 500,000 483,680
DT Auto Owner Trust , Series 2020-1A , Class E , 0.0348 , 2/16/27 , Callable 8/15/24 @ 100 (a) . 500,000 498,035
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 0.0626 , 11/15/29 , Callable 3/15/28 @
100 (a) ........................................................... 250,000 255,275
Enterprise Fleet Financing LLC .............................................
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 6/20/27 @ 100 (a) .............. 500,000 517,595
Series 2024-1 , Class A2 , 5 .23% , 3/20/30 , Callable 8/20/27 @ 100 (a) .............. 400,000 398,591
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 328,000 332,338
FCCU Auto Receivables Trust , Series 2024-1A , Class A4 , 0.0546 , 4/15/30 , Callable 7/15/28 @
100 (a) ........................................................... 202,000 203,211
First Investors Auto Owner Trust , Series 2021-1A , Class E , 0.0335 , 4/15/27 , Callable 4/15/25
@ 100 (a) ......................................................... 500,000 488,439
Ford Credit Auto Lease Trust ..............................................
Series 2023-B , Class B , 6 .20% , 2/15/27 , Callable 2/15/26 @ 100 ................. 250,000 252,186
Series 2023-B , Class C , 6 .43% , 4/15/27 , Callable 2/15/26 @ 100 ................. 393,000 398,275
Foursight Capital Automobile Receivables Trust , Series 2023-1 , Class A3 , 0.0539 , 12/15/27 ,
Callable 9/15/26 @ 100 (a) ............................................ 1,460,000 1,453,820
GLS Auto Select Receivables Trust , Series 2023-2A , Class C , 0.0731 , 1/15/30 , Callable
8/15/28 @ 100 (a) ................................................... 500,000 522,202
GM Financial Automobile Leasing Trust , Series 2022-1 , Class C , 0.0264 , 2/20/26 , Callable
7/20/24 @ 100 ..................................................... 750,000 748,675
GM Financial Consumer Automobile Receivables Trust , Series 2021-2 , Class C , 0.0128 ,
1/19/27 , Callable 5/16/25 @ 100 ........................................ 886,000 850,159
Hertz Vehicle Financing III LLC , Series 2023-3A , Class B , 0.0653 , 2/25/28 (a) ........... 750,000 752,693
Huntington Bank Auto Credit Linked Notes , Series 2024-1 , Class B2 , 0.0673303
( SOFR30A + 140 bps ) , 5/20/32 , Callable 2/20/28 @ 100 (a) (b) .................... 250,000 249,998
JPMorgan Chase Bank NA , Series 2021-2 , Class B , 0.00889 , 12/26/28 , Callable 9/25/25 @
100 (a) ........................................................... 67,755 66,992
LAD Auto Receivables Trust , Series 2023-4A , Class B , 0.0639 , 10/16/28 , Callable 10/15/27 @
100 (a) ........................................................... 350,000 355,634
Merchants Fleet Funding LLC ..............................................
Series 2023-1A , Class A , 7 .21% , 5/20/36 , Callable 5/20/26 @ 100 (a) .............. 452,378 455,630
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 12/20/27 @ 100 (a) ............. 250,000 250,330
OCCU Auto Receivables Trust , Series 2023-1A , Class A4 , 0.0629 , 9/17/29 , Callable 9/15/27
@ 100 (a) ......................................................... 462,500 473,068
Santander Bank Auto Credit-Linked Notes , Series 2023-A , Class D , 0.07076 , 6/15/33 , Callable
7/15/27 @ 100 (a) ................................................... 251,921 252,736
Santander Drive Auto Receivables Trust .......................................
Series 2022-2 , Class B , 3 .44% , 9/15/27 , Callable 3/15/26 @ 100 ................. 680,605 672,452
Series 2023-1 , Class B , 4 .98% , 2/15/28 , Callable 7/15/26 @ 100 ................. 550,000 546,419
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 1/15/28 @ 100 (a) ............. 225,000 227,508
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 1/15/28 @ 100 (a) ............. 250,000 253,842
Tesla Auto Lease Trust , Series 2023-B , Class A4 , 0.0622 , 3/22/27 , Callable 12/20/25 @ 100 (a) 223,000 225,101
U.S. Bank NA , Series 2023-1 , Class B , 0.06789 , 8/25/32 , Callable 9/25/26 @ 100 (a) ....... 343,541 344,900
Westlake Automobile Receivables Trust .......................................
Series 2020-3A , Class E , 3 .34% , 6/15/26 , Callable 9/15/24 @ 100 (a) .............. 500,000 496,959
Series 2021-2A , Class C , 0 .89% , 7/15/26 , Callable 7/15/25 @ 100 (a) .............. 423,074 419,883
Series 2022-1A , Class C , 3 .11% , 3/15/27 , Callable 11/15/25 @ 100 (a) ............. 1,000,000 988,002
Series 2023-1A , Class B , 5 .41% , 1/18/28 , Callable 8/15/26 @ 100 (a) .............. 750,000 746,445
Series 2023-2A , Class B , 6 .14% , 3/15/28 , Callable 9/15/26 @ 100 (a) .............. 1,500,000 1,503,628
20,245,907

Victory Portfolios
Victory Low Duration Bond Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
ABS Card (0.8%):
Master Credit Card Trust II ................................................
Series 2022-1A , Class C , 2 .27% , 7/21/26 (a) ................................ $ 250,000 $ 243,888
Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ................................ 250,000 247,902
Trillium Credit Card Trust II , Series 2023-3A , Class B , 0.06256 , 8/26/28 (a) ............. 500,000 501,031
992,821
ABS Other (6.6%):
Amur Equipment Finance Receivables XIII LLC , Series 2024-1A , Class A2 , 0.0538 , 1/21/31 ,
Callable 3/20/28 @ 100 (a) ............................................ 400,000 398,953
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 2/15/28 @ 100 (a) .............. 206,000 207,363
Series 2024-1A , Class B , 5 .69% , 7/15/31 , Callable 3/15/29 @ 100 (a) .............. 122,857 122,458
CARS-DB7 LP , Series 2023-1A , Class A1 , 0.0575 , 9/15/53 , Callable 9/15/28 @ 100 (a) ..... 485,000 487,582
CCG Receivables Trust ...................................................
Series 2021-2 , Class C , 1 .50% , 3/14/29 , Callable 4/14/25 @ 100 (a) ............... 500,000 482,504
Series 2023-2 , Class C , 6 .45% , 4/14/32 , Callable 11/14/27 @ 100 (a) .............. 500,000 512,192
Conn's Receivables Funding LLC , Series 2024-A , Class B , 0.098 , 1/16/29 , Callable 9/15/25 @
100 (a) ........................................................... 250,000 252,715
CP EF Asset Securitization II LLC , Series 2023-1A , Class A , 0.0748 , 3/15/32 , Callable 6/15/27
@ 100 (a) ......................................................... 186,518 188,395
Crossroads Asset Trust , Series 2024-A , Class B , 0.0594 , 8/20/30 , Callable 7/20/28 @ 100 (a) . 336,000 335,215
CyrusOne Data Centers Issuer I LLC , Series 2024-2A , Class A2 , 0.045 , 5/20/49 (a) ........ 465,000 430,958
Daimler Trucks Retail Trust , Series 2023-1 , Class A3 , 0.059 , 3/15/27 , Callable 7/15/26 @ 100 600,000 602,949
Dell Equipment Finance Trust , Series 2023-3 , Class B , 0.0605 , 4/23/29 , Callable 5/22/26 @
100 (a) ........................................................... 250,000 251,621
Dext ABS LLC , Series 2023-2 , Class B , 0.0641 , 5/15/34 , Callable 10/15/27 @ 100 (a) ...... 250,000 253,485
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A , Class A2 , 6 .51% , 5/20/30 (a) ............................... 485,897 489,373
Series 2023-1A , Class A3 , 6 .46% , 9/20/32 , Callable 8/20/30 @ 100 (a) ............. 250,000 257,738
HPEFS Equipment Trust ..................................................
Series 2023-2A , Class C , 6 .48% , 1/21/31 , Callable 11/20/26 @ 100 (a) ............. 750,000 757,991
Series 2024-1A , Class C , 5 .33% , 5/20/31 , Callable 8/20/27 @ 100 (a) .............. 500,000 496,426
MMAF Equipment Finance LLC , Series 2024-A , Class A3 , 0.0495 , 7/14/31 , Callable 8/13/30
@ 100 (a) ......................................................... 250,000 247,454
Post Road Equipment Finance LLC , Series 2024-1A , Class C , 0.0581 , 10/15/30 , Callable
4/15/27 @ 100 (a) ................................................... 424,000 422,173
SCF Equipment Leasing LLC ..............................................
Series 2019-2A , Class C , 3 .11% , 6/21/27 , Callable 8/20/24 @ 100 (a) .............. 53,085 52,997
Series 2023-1A , Class C , 6 .77% , 8/22/33 , Callable 8/20/30 @ 100 (a) .............. 250,000 261,503
Verizon Master Trust , Series 2024-2 , Class A , 0.0483 , 12/22/31 , Callable 12/20/28 @ 100 (a) . 250,000 248,105
7,760,150
Total Asset-Backed Securities (Cost $28,859,316) 28,998,878
Collateralized Loan Obligations (0.2%)
Cash Flow CLO (0.2%):
Octagon Investment Partners XXI Ltd. , Series 2014-1A , Class AAR3 , 0.0658359
( TSFR3M + 126 bps ) , 2/14/31 , Callable 8/14/24 @ 100 (a) (b) ..................... 286,758 287,129
Total Collateralized Loan Obligations (Cost $287,186) 287,129
Collateralized Mortgage Obligations (22.4%)
Agency CMO Other (3.4%):
Federal Home Loan Mortgage Corporation , Series 5270 , Class AB , 0.055 , 1/25/49 ........ 450,035 447,912
Federal National Mortgage Association .......................................
Series 2011-21 , Class PA , 4 .50% , 5/25/40 ................................. 716,754 707,980
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 649,301 645,251
Government National Mortgage Association ....................................
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 712,532 711,795
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 452,607 455,029
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 484,755 480,617

Victory Portfolios
Victory Low Duration Bond Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Series 2023-168 , Class GB , 6 .00% , 2/20/50 ................................ $ 478,326 $ 479,825
3,928,409
Commercial MBS (19.0%):
Banc of America Commercial Mortgage Trust , Series 2015-UBS7 , Class A4 , 0.03705 , 9/15/48 ,
Callable 9/15/25 @ 100 .............................................. 1,000,000 972,695
Bank , Series 2017-BNK9 , Class A3 , 0.03279 , 11/15/54 , Callable 12/15/29 @ 100 ......... 819,619 777,266
CFCRE Commercial Mortgage Trust .........................................
Series 2016-C3 , Class A2 , 3 .60% , 1/10/48 , Callable 1/10/26 @ 100 ............... 494,860 479,881
Series 2016-C3 , Class A3 , 3 .87% , 1/10/48 , Callable 1/10/26 @ 100 ............... 925,000 898,638
Series 2016-C4 , Class A4 , 3 .28% , 5/10/58 , Callable 5/10/26 @ 100 ............... 489,000 469,337
Citigroup Commercial Mortgage Trust ........................................
Series 2015-GC33 , Class A4 , 3 .78% , 9/10/58 , Callable 5/10/26 @ 100 ............. 1,502,000 1,453,382
Series 2015-P1 , Class A5 , 3 .72% , 9/15/48 , Callable 5/15/26 @ 100 ............... 500,000 487,795
Series 2016-P4 , Class A4 , 2 .90% , 7/10/49 , Callable 7/10/26 @ 100 ............... 1,226,000 1,157,043
COMM Mortgage Trust , Series 2015-CR25 , Class A4 , 0.03759 , 8/10/48 , Callable 8/10/25 @
100 ............................................................. 1,219,000 1,190,159
Csail Commercial Mortgage Trust , Series 2015-C2 , Class A4 , 0.03504 , 6/15/57 , Callable
5/15/25 @ 100 ..................................................... 667,000 653,653
CSAIL Commercial Mortgage Trust .........................................
Series 2015-C3 , Class A4 , 3 .72% , 8/15/48 , Callable 8/15/25 @ 100 ............... 1,280,899 1,249,807
Series 2015-C4 , Class A4 , 3 .81% , 11/15/48 , Callable 11/15/25 @ 100 ............. 832,000 810,690
Series 2016-C6 , Class A5 , 3 .09% , 1/15/49 , Callable 5/15/26 @ 100 ............... 696,000 664,079
DBJPM Mortgage Trust , Series 2016-C1 , Class A4 , 0.03276 , 5/10/49 , Callable 4/10/26 @ 100 500,000 478,231
GS Mortgage Securities Trust ..............................................
Series 2015-GC30 , Class A4 , 3 .38% , 5/10/50 , Callable 5/10/25 @ 100 ............. 1,250,000 1,224,072
Series 2015-GC32 , Class A4 , 3 .76% , 7/10/48 , Callable 7/10/25 @ 100 ............. 700,000 684,841
Series 2016-GS2 , Class A4 , 3 .05% , 5/10/49 , Callable 5/10/26 @ 100 .............. 1,000,000 954,025
JPMBB Commercial Mortgage Securities Trust .................................
Series 2015-C28 , Class A4 , 3 .23% , 10/15/48 , Callable 4/15/25 @ 100 ............. 1,191,000 1,168,198
Series 2015-C31 , Class A3 , 3 .80% , 8/15/48 , Callable 8/15/25 @ 100 .............. 435,551 426,027
Series 2015-C33 , Class A4 , 3 .77% , 12/15/48 , Callable 11/15/25 @ 100 ............ 500,000 486,006
Series 2016-C1 , Class A5 , 3 .58% , 3/17/49 , Callable 2/15/26 @ 100 ............... 1,000,000 965,025
Morgan Stanley Bank of America Merrill Lynch Trust , Series 2016-C29 , Class A4 , 0.03325 ,
5/15/49 , Callable 5/15/26 @ 100 ........................................ 1,250,000 1,198,846
Wells Fargo Commercial Mortgage Trust ......................................
Series 2015-C28 , Class A4 , 3 .54% , 5/15/48 , Callable 5/15/25 @ 100 .............. 942,000 922,944
Series 2015-C30 , Class A4 , 3 .66% , 9/15/58 , Callable 8/15/25 @ 100 .............. 498,000 485,916
Series 2015-C31 , Class A4 , 3 .70% , 11/15/48 , Callable 11/15/25 @ 100 ............ 750,000 729,296
Series 2015-P2 , Class A4 , 3 .81% , 12/15/48 , Callable 12/15/25 @ 100 ............. 532,000 516,964
Series 2016-NXS6 , Class A4 , 2 .92% , 11/15/49 , Callable 10/15/26 @ 100 ........... 1,000,000 943,462
22,448,278
Private CMO Other (0.0%):(c)
GSR Mortgage Loan Trust , Series 2004-15F , Class 5A1 , 0.055 , 1/25/20 , Callable 12/25/24 @
100 ............................................................. 14,119 12,551
Total Collateralized Mortgage Obligations (Cost $26,790,203) 26,389,238
Corporate Bonds (27.4%)
Communication Services (0.5%):
TEGNA, Inc. , 4 .63% , 3/15/28 , Callable 8/2/24 @ 101.16 .......................... 250,000 226,351
Verizon Communications, Inc. , 3 .38% , 2/15/25 .................................. 354,000 348,911
575,262
Consumer Discretionary (1.0%):
Daimler Truck Finance North America LLC , 5 .13% , 9/25/27 , Callable 8/25/27 @ 100 (a) .... 250,000 248,779
General Motors Financial Co., Inc. , 5 .40% , 4/6/26 ............................... 434,000 433,068
Nissan Motor Acceptance Co. LLC , 6 .95% , 9/15/26 (a) ............................ 500,000 511,915
1,193,762

Victory Portfolios
Victory Low Duration Bond Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Consumer Staples (1.2%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC , 5 .88% , 2/15/28 ,
Callable 8/2/24 @ 102.94 (a) ........................................... $ 250,000 $ 247,018
Tyson Foods, Inc. , 3 .95% , 8/15/24 , Callable 8/2/24 @ 100 .......................... 1,170,000 1,167,033
1,414,051
Energy (0.7%):
Energy Transfer LP , 5 .63% , 5/1/27 , Callable 7/18/24 @ 100.94 (a) .................... 500,000 498,104
Schlumberger Holdings Corp. , 5 .00% , 11/15/29 , Callable 10/15/29 @ 100 (a) ............ 300,000 297,749
795,853
Financials (15.1%):
Ameriprise Financial, Inc. , 5 .70% , 12/15/28 , Callable 11/15/28 @ 100 ................. 350,000 358,254
Athene Global Funding , 5 .52% , 3/25/27 (a) ..................................... 250,000 250,377
Aviation Capital Group LLC , 6 .75% , 10/25/28 , Callable 9/25/28 @ 100 (a) .............. 500,000 521,084
Bank of America Corp. , 6 .44% ( SOFR + 105 bps ) , 2/4/28 , Callable 2/4/27 @ 100 , MTN (b) ... 1,016,000 1,021,026
Capital One Financial Corp. , 2 .64% ( SOFR + 129 bps ) , 3/3/26 , Callable 3/3/25 @ 100 (b) ..... 814,000 796,562
Citigroup, Inc. , 3 .11% ( SOFR + 284 bps ) , 4/8/26 , Callable 4/8/25 @ 100 (b) .............. 772,000 756,342
Citizens Bank NA , 6 .06% ( SOFR + 145 bps ) , 10/24/25 , Callable 10/24/24 @ 100 (b) ........ 600,000 599,537
Corebridge Global Funding , 5 .90% , 9/19/28 (a) .................................. 500,000 510,569
Enact Holdings, Inc. , 6 .25% , 5/28/29 , Callable 4/28/29 @ 100 ....................... 500,000 500,148
F&G Annuities & Life, Inc. , 6 .50% , 6/4/29 , Callable 5/4/29 @ 100 ................... 500,000 498,347
Farm Credit Bank of Texas , 5 .70% ( H15T5Y + 542 bps ) , Callable 9/15/25 @ 100 (a) (b) (d) .... 250,000 246,416
Ford Motor Credit Co. LLC , 3 .82% , 11/2/27 , Callable 8/2/27 @ 100 .................. 500,000 468,918
GA Global Funding Trust , 5 .50% , 1/8/29 (a) .................................... 400,000 399,882
JPMorgan Chase & Co. , 6 .58% ( SOFR + 118 bps ) , 2/24/28 , Callable 2/24/27 @ 100 (b) ...... 1,350,000 1,362,482
KeyCorp. , 6 .65% ( SOFRINDX + 125 bps ) , 5/23/25 , Callable 2/23/25 @ 100 (b) ........... 350,000 349,687
Metropolitan Life Global Funding I , 5 .40% , 9/12/28 (a) ............................ 500,000 505,907
New York Life Global Funding , 5 .45% , 9/18/26 (a) ............................... 500,000 502,479
NMI Holdings, Inc. , 6 .00% , 8/15/29 , Callable 7/15/29 @ 100 ....................... 500,000 495,772
Penske Truck Leasing Co. LP/PTL Finance Corp. , 5 .35% , 3/30/29 , Callable 2/28/29 @ 100 (a) 400,000 399,979
Principal Life Global Funding II , 3 .00% , 4/18/26 (a) .............................. 350,000 335,798
Protective Life Global Funding , 5 .47% , 12/8/28 (a) ............................... 400,000 404,271
RGA Global Funding , 6 .00% , 11/21/28 (a) ..................................... 400,000 412,067
Sammons Financial Group, Inc. , 4 .45% , 5/12/27 , Callable 2/12/27 @ 100 (a) ............. 500,000 483,397
State Street Corp. , 5 .75% ( SOFR + 135 bps ) , 11/4/26 , Callable 11/4/25 @ 100 (b) .......... 1,407,000 1,411,812
The Bank of New York Mellon Corp. , 4 .41% ( SOFR + 135 bps ) , 7/24/26 , Callable 7/24/25 @
100 (b) ........................................................... 683,000 675,224
The Goldman Sachs Group, Inc. , 7 .27% ( SOFR + 185 bps ) , 3/15/28 , Callable 3/15/27 @ 100 (b) 500,000 511,206
The Huntington National Bank , 5 .70% ( SOFR + 122 bps ) , 11/18/25 , Callable 11/18/24 @ 100 (b) 500,000 498,904
The PNC Financial Services Group, Inc. , 5 .35% ( SOFR + 162 bps ) , 12/2/28 , Callable 12/2/27 @
100 (b) ........................................................... 500,000 500,431
Truist Bank , 3 .80% , 10/30/26 , Callable 9/30/26 @ 100 ............................ 500,000 480,750
U.S. Bancorp , 4 .55% ( SOFR + 166 bps ) , 7/22/28 , Callable 7/22/27 @ 100 , MTN (b) ........ 500,000 488,886
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 (a) ..................... 500,000 520,287
Wells Fargo & Co. , 2 .41% ( TSFR3M + 109 bps ) , 10/30/25 , Callable 10/30/24 @ 100 , MTN (b) . 577,000 570,426
17,837,227
Health Care (3.1%):
Amgen, Inc. , 5 .51% , 3/2/26 , Callable 7/15/24 @ 100 ............................. 755,000 754,981
Centene Corp. , 4 .25% , 12/15/27 , Callable 7/18/24 @ 101.42 ........................ 621,000 592,933
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .20% , 6/15/29 , Callable 5/15/29 @
100 (a) ........................................................... 500,000 497,845
Humana, Inc. , 5 .70% , 3/13/26 , Callable 7/15/24 @ 100 ............................ 932,000 930,791
Universal Health Services, Inc. , 1 .65% , 9/1/26 , Callable 8/1/26 @ 100 ................. 937,000 861,880
3,638,430
Industrials (1.6%):
American Airlines Pass Through Trust , 3 .60% , 9/22/27 ............................ 745,212 704,274
GXO Logistics, Inc. , 6 .25% , 5/6/29 , Callable 4/6/29 @ 100 ......................... 400,000 407,260
Hexcel Corp. , 4 .95% , 8/15/25 , Callable 5/15/25 @ 100 ............................ 522,000 516,433
United Airlines Pass Through Trust , 3 .45% , 12/1/27 .............................. 321,304 300,805
1,928,772

Victory Portfolios
Victory Low Duration Bond Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Information Technology (1.1%):
Cadence Design Systems, Inc. , 4 .38% , 10/15/24 , Callable 8/2/24 @ 100 ................ $ 1,173,000 $ 1,167,084
KLA Corp. , 4 .65% , 11/1/24 , Callable 8/2/24 @ 100 .............................. 144,000 143,530
1,310,614
Real Estate (2.4%):
Equinix, Inc. , 1 .25% , 7/15/25 , Callable 6/15/25 @ 100 ............................ 700,000 668,821
GLP Capital LP/GLP Financing II, Inc. , 5 .38% , 4/15/26 , Callable 1/15/26 @ 100 ......... 500,000 496,001
Regency Centers LP , 3 .90% , 11/1/25 , Callable 8/1/25 @ 100 ........................ 1,194,000 1,165,372
Retail Opportunity Investments Partnership LP , 6 .75% , 10/15/28 , Callable 9/15/28 @ 100 ... 500,000 517,529
2,847,723
Utilities (0.7%):
Pinnacle West Capital Corp. , 1 .30% , 6/15/25 , Callable 5/15/25 @ 100 ................. 800,000 765,544
Total Corporate Bonds (Cost $32,267,776) 32,307,238
Yankee Dollars (12.0%)
Consumer Discretionary (0.2%):
Melco Resorts Finance Ltd. , 5 .25% , 4/26/26 , Callable 8/2/24 @ 100 (a) ................ 250,000 241,462
Energy (0.6%):
Northriver Midstream Finance LP , 5 .63% , 2/15/26 , Callable 8/2/24 @ 101.41 (a) .......... 250,000 250,015
Var Energi ASA , 7 .50% , 1/15/28 , Callable 12/15/27 @ 100 (a) ....................... 500,000 525,474
775,489
Financials (8.2%):
ABN AMRO Bank NV , 6 .34% ( H15T1Y + 165 bps ) , 9/18/27 , Callable 9/18/26 @ 100 (a) (b) ... 720,000 729,037
AerCap Ireland Capital DAC/AerCap Global Aviation Trust , 1 .75% , 1/30/26 , Callable 12/30/25
@ 100 ........................................................... 1,100,000 1,036,660
Bank of Montreal , 5 .72% , 9/25/28 , Callable 8/25/28 @ 100 ......................... 500,000 510,130
Barclays PLC , 6 .49% ( SOFR + 222 bps ) , 9/13/29 , Callable 9/13/28 @ 100 (b) ............. 750,000 775,973
BBVA Bancomer SA , 5 .35% ( H15T5Y + 300 bps ) , 11/12/29 , Callable 11/12/24 @ 100 (a) (b) .. 400,000 395,734
Canadian Imperial Bank of Commerce , 5 .93% , 10/2/26 ............................ 500,000 506,392
Danske Bank A/S , 6 .26% ( H15T1Y + 118 bps ) , 9/22/26 , Callable 9/22/25 @ 100 (a) (b) ...... 750,000 755,153
Deutsche Bank AG , 6 .61% ( SOFR + 122 bps ) , 11/16/27 , Callable 11/16/26 @ 100 (b) ....... 500,000 498,115
Essent Group Ltd. , 6 .25% , 7/1/29 , Callable 6/1/29 @ 100 .......................... 250,000 249,714
Nationwide Building Society , 6 .56% ( SOFR + 191 bps ) , 10/18/27 , Callable 10/18/26 @
100 (a) (b) ......................................................... 500,000 510,206
Phoenix Group Holdings PLC , 5 .38% , 7/6/27 , MTN .............................. 500,000 486,603
QBE Insurance Group Ltd. , 5 .88% ( H15T5Y + 551 bps ) , Callable 5/12/25 @ 100 (a) (b) (d) .... 250,000 247,410
Societe Generale SA , 5 .52% ( H15T1Y + 150 bps ) , 1/19/28 , Callable 1/19/27 @ 100 (a) (b) .... 500,000 494,299
Svenska Handelsbanken AB , 5 .50% , 6/15/28 (a) ................................. 750,000 754,500
Swedbank AB , 6 .14% , 9/12/26 (a) ........................................... 500,000 506,168
The Bank of Nova Scotia , 4 .90% ( H15T5Y + 455 bps ) , Callable 6/4/25 @ 100 (b) (d) ........ 250,000 244,968
UBS Group AG , 4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (a) .......................... 1,000,000 959,072
9,660,134
Industrials (0.8%):
Avolon Holdings Funding Ltd. , 5 .50% , 1/15/26 , Callable 12/15/25 @ 100 (a) ............ 393,000 389,992
Element Fleet Management Corp. , 6 .32% , 12/4/28 , Callable 11/4/28 @ 100 (a) ........... 500,000 516,900
906,892
Information Technology (1.3%):
NXP BV/NXP Funding LLC , 5 .35% , 3/1/26 , Callable 1/1/26 @ 100 .................. 1,000,000 997,800
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 500,000 515,979
1,513,779
Materials (0.5%):
OCI NV , 4 .63% , 10/15/25 , Callable 8/2/24 @ 101.16 (a) ........................... 590,000 580,008

Victory Portfolios
Victory Low Duration Bond Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Utilities (0.4%):
Algonquin Power & Utilities Corp. , 5 .37% , 6/15/26 (e) ............................ $ 500,000 $ 497,616
Total Yankee Dollars (Cost $14,071,136) 14,175,380
Municipal Bonds (0.2%)
Ohio (0.2%):
Columbus Metropolitan Housing Authority Revenue , 5 .38% , 9/1/28 , Continuously Callable
@100 ........................................................... 200,000 201,183
Total Municipal Bonds (Cost $200,000) 201,183
U.S. Government Agency Mortgages (2.4%)
Federal Home Loan Mortgage Corporation
6 .00% , 4/23/29 .................................................... 300,000 299,614
7 .00% , 9/1/38 ..................................................... 1,797 1,936
5 .50% , 10/1/38 .................................................... 413,879 414,493
5 .00% , 8/1/40 ..................................................... 320,403 318,537
1,034,580
Federal National Mortgage Association
6 .00% , 2/1/37 ..................................................... 495,379 508,399
5 .00% , 2/1/41 - 10/1/41 .............................................. 1,292,033 1,282,874
1,791,273
Total U.S. Government Agency Mortgages (Cost $3,021,108) 2,825,853
U.S. Treasury Obligations (8.4%)
U.S. Treasury Notes
3 .50% , 9/15/25 .................................................... 2,100,000 2,062,020
4 .50% , 7/15/26 .................................................... 1,000,000 995,703
4 .63% , 10/15/26 .................................................... 2,250,000 2,248,242
1 .50% , 1/31/27 .................................................... 500,000 462,734
2 .75% , 4/30/27 .................................................... 500,000 476,367
3 .88% , 11/30/27 .................................................... 1,250,000 1,226,172
4 .00% , 6/30/28 .................................................... 750,000 738,633
1 .25% , 9/30/28 .................................................... 700,000 615,125
2 .75% , 5/31/29 .................................................... 1,200,000 1,114,875
Total U.S. Treasury Obligations (Cost $9,966,662) 9,939,871
Commercial Paper (1.9%)
Financials (0.6%):
Brookfield Corp. Treasury Ltd. , 5 .64% , 7/2/24 (a) (f) .............................. 700,000 699,559
Information Technology (0.9%):
Jabil, Inc. , 5 .87% , 7/1/24 (a) (f) .............................................. 1,100,000 1,099,444
Materials (0.4%):
FMC Corp. , 6 .13% , 7/15/24 (a) (f) ........................................... 500,000 498,560
Total Commercial Paper (Cost $2,298,704) 2,297,563
Total Investments (Cost $117,762,091) — 99.5% 117,422,333
Other assets in excess of liabilities — 0.5% 565,063
NET ASSETS - 100.00% $ 117,987,396
At June 30, 2024, the Fund's investments in foreign securities were 13.7% of net assets.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2024, the fair value of these securities was
$40,997,461 and amounted to 34.7% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2024.
(c) Amount represents less than 0.05% of net assets.

Victory Portfolios
Victory Low Duration Bond Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(f) Rate represents the effective yield at June 30, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2024.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of June 30, 2024.
SOFR30A
—
30 day average of SOFR, rate disclosed as of June 30, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of June 30, 2024.

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory High Yield Fund
10
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (0.4%)
Consumer Discretionary (0.1%):
Men's Wearhouse, Inc. (a) (b) ............................................... 20,063 $ 270,850
Health Care (0.3%):
Air Methods Corp. (a) .................................................... 11,817 454,955
Covis Parent SCA, Class A Shares (a) (c) ....................................... 1,622 —
Covis Parent SCA, Class B Shares (a) (c) ....................................... 1,622 —
Covis Parent SCA, Class C Shares (a) (c) ....................................... 1,622 —
Covis Parent SCA, Class D Shares (a) (c) ....................................... 1,622 —
Covis Parent SCA, Class E Shares (a) (c) ....................................... 1,622 —
454,955
Total Common Stocks (Cost $222,664) 725,805
Principal Amount
Senior Secured Loans (16.7%)
Communication Services (0.9%):
Frontier Communications Holdings, LLC, 2024 Refinancing Term Loans, First Lien ,
6/20/31 (d) ........................................................ $ 1,600,000 1,596,000
Consumer Discretionary (4.0%):
Bally's Corp., Term B Facility Loans, First Lien , 8 .57% ( SOFR03M + 325 bps ) , 10/2/28 (e) ... 1,741,071 1,650,762
Carnival Corp., 2027 Term Loan, First Lien , 8 .07% ( SOFR01M + 275 bps ) , 8/9/27 (e) ....... 495,977 497,530
Houghton Mifflin Harcourt Co., Term B Loans, First Lien , 10 .60% ( SOFR03M + 525 bps ) ,
4/9/29 (e) ......................................................... 1,996,827 1,893,631
Jo-Ann Stores LLC,Term B-1 Loan, First Lien , 6/30/28 (d) ......................... 3,118 2,728
Men's Wearhouse, Inc., Term Loans, First Lien , 11 .84% ( SOFR03M + 650 bps ) , 2/26/29 (e) ... 862,632 854,006
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien , 8 .56%
( SOFR03M + 325 bps ) , 3/3/28 (e) ......................................... 699,297 643,255
The Michaels Cos., Inc., Term B Loans, First Lien , 9 .56% ( SOFR03M + 425 bps ) , 4/17/28 (e) .. 1,548,061 1,386,923
WestJet Airlines Ltd., Initial Term Loan, First Lien , 8 .33% ( SOFR01M + 300 bps ) , 12/11/26 (e) 187,592 187,905
7,116,740
Energy (0.7%):
Traverse Midstream Partners LLC, Advance, First Lien , 8 .83% ( SOFR03M + 350 bps ) ,
2/16/28 (e) ........................................................ 1,203,690 1,205,953
Financials (4.6%):
Covis Pharma Holdings SARL, Dollar Term B Loans, First Lien , 11 .80% ( SOFR03M + 650 bps ) ,
2/4/27 (e) ......................................................... 1,996,016 783,436
Fertitta Entertainment LLC, Initial B Term Loan, First Lien , 9 .08% ( SOFR01M + 375 bps ) ,
1/29/29 (e) ........................................................ 1,350,757 1,351,608
Fleet Midco I Ltd., Term Loan B, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 2/10/31 (e) ...... 1,000,000 1,003,750
Hunter Douglas, Inc., Tranche B-1 Term Loans, First Lien , 8 .84% ( SOFR03M + 350 bps ) ,
2/25/29 (e) ........................................................ 895,431 886,799
Knight Health Holdings LLC, Term B Loans, First Lien , 10 .58% ( SOFR01M + 525 bps ) ,
12/15/28 (e) ....................................................... 3,900,000 1,809,600
Virgin Media Bristol LLC, N Facility, First Lien , 7 .83% ( SOFR01M + 250 bps ) , 1/31/28 (e) ... 1,000,000 954,770
Westjet Loyalty LP, Initial Term Loan, First Lien , 9 .05% ( SOFR03M + 375 bps ) , 2/14/31 (e) ... 1,750,000 1,757,000
8,546,963
Health Care (4.1%):
Amneal Pharmaceuticals LLC, Term Loan, First Lien , 10 .83% ( SOFR01M + 550 bps ) , 5/4/28 (e) 1,728,125 1,736,040
Embecta Corp., Initial Term Loan, First Lien , 8 .33% ( SOFR01M + 300 bps ) , 3/30/29 (e) ...... 997,449 932,306
Global Medical Response, Inc., 2024 Extented Term Loan, First Lien , 10 .10%
( SOFR03M + 475 bps ) , 10/31/28 (e) ....................................... 1,760,228 1,701,701
LifeScan Global Corp., Term Loan, First Lien , 11 .83% ( SOFR03M + 650 bps ) , 12/31/26 (e) ... 2,161,484 996,077
Radiology Partners, Inc., Term B, First Lien , 8 .83% ( SOFR03M + 350 bps ) , 1/31/29 (e) ...... 1,345,411 1,271,414
Team Health Holdings, Inc., Facility Extending Term Loan B, First Lien , 10 .58%
( SOFR03M + 525 bps ) , 3/2/27 (e) ......................................... 991,473 920,583
7,558,121
Industrials (1.4%):
Air Canada, Term Loans, First Lien , 7 .85% ( SOFR03M + 250 bps ) , 3/21/31 (e) ............ 812,963 813,215

Victory Portfolios
Victory High Yield Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Cengage Learning, Inc.,Term B Loans, First Lien , 9 .54% ( SOFR06M + 425 bps ) , 3/14/31 (e) .. $ 748,125 $ 749,531
Cotiviti Corp., Initial Fixed Rate Term Loans, First Lien , 5/1/31 (d) ................... 1,125,000 1,118,441
2,681,187
Information Technology (1.0%):
McAfee Corp.,Tranche B-1 Term Loan, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 3/1/29 (e) ... 1,750,000 1,745,905
Total Senior Secured Loans (Cost $34,626,106) 30,450,869
Corporate Bonds (58.2%)
Communication Services (9.6%):
AMC Networks, Inc. , 10 .25% , 1/15/29 , Callable 1/15/26 @ 105.13 (f) ................. 875,000 861,784
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. , 8 .00% , 6/15/29 , Callable
6/15/25 @ 104 (f) ................................................... 1,750,000 1,776,847
Clear Channel Outdoor Holdings, Inc. , 7 .88% , 4/1/30 , Callable 10/1/26 @ 103.94 (f) ....... 1,800,000 1,811,853
CSC Holdings LLC
11 .75% , 1/31/29 , Callable 1/31/26 @ 105.88 (f) ............................. 900,000 768,480
6 .50% , 2/1/29 , Callable 7/15/24 @ 103.25 (f) ............................... 2,800,000 2,048,373
Cumulus Media New Holdings, Inc. , 8 .00% , 7/1/29 , Callable 8/2/24 @ 100 (f) ........... 2,028,000 861,900
Frontier Communications Holdings LLC , 5 .88% , 10/15/27 , Callable 8/2/24 @ 102.94 (f) .... 1,750,000 1,707,486
Gray Television, Inc.
7 .00% , 5/15/27 , Callable 7/15/24 @ 101.75 (f) (g) ............................ 1,000,000 920,308
5 .38% , 11/15/31 , Callable 11/15/26 @ 102.69 (f) ............................. 1,950,000 1,106,767
Outfront Media Capital LLC/Outfront Media Capital Corp. , 4 .25% , 1/15/29 , Callable 8/2/24 @
102.13 (f) ......................................................... 1,000,000 911,072
Scripps Escrow II, Inc. , 5 .38% , 1/15/31 , Callable 1/15/26 @ 102.69 (f) (g) ............... 2,600,000 1,155,046
Sinclair Television Group, Inc. , 5 .50% , 3/1/30 , Callable 12/1/24 @ 102.75 (f) (g) .......... 3,500,000 2,121,654
Univision Communications, Inc. , 7 .38% , 6/30/30 , Callable 6/30/25 @ 103.69 (f) .......... 1,500,000 1,399,334
17,450,904
Consumer Discretionary (14.9%):
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. , 5 .38% , 3/1/29 , Callable 8/2/24 @
102.69 (f) (g) ....................................................... 1,625,000 1,488,116
Caesars Entertainment, Inc.
8 .13% , 7/1/27 , Callable 7/15/24 @ 102.03 (f) ............................... 2,105,000 2,148,008
6 .50% , 2/15/32 , Callable 2/15/27 @ 103.25 (f) .............................. 500,000 502,439
Carnival Holdings Bermuda Ltd. , 10 .38% , 5/1/28 , Callable 5/1/25 @ 105.19 (f) ........... 2,470,000 2,674,828
Cinemark USA, Inc. , 5 .25% , 7/15/28 , Callable 8/2/24 @ 102.63 (f) (g) ................. 725,000 692,642
Hanesbrands, Inc.
4 .88% , 5/15/26 , Callable 2/15/26 @ 100 (f) ................................. 750,000 733,589
9 .00% , 2/15/31 , Callable 2/15/26 @ 104.5 (f) (g) ............................. 1,000,000 1,047,896
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc , 6 .63% ,
1/15/32 , Callable 1/15/27 @ 103.31 (f) .................................... 1,600,000 1,607,279
LBM Acquisition LLC , 6 .25% , 1/15/29 , Callable 8/2/24 @ 103.13 (f) .................. 1,750,000 1,545,604
Life Time, Inc. , 8 .00% , 4/15/26 , Callable 8/2/24 @ 102 (f) .......................... 500,000 505,288
Light & Wonder International, Inc. , 7 .00% , 5/15/28 , Callable 7/18/24 @ 101.75 (f) ........ 2,625,000 2,638,335
PetSmart, Inc./PetSmart Finance Corp. , 7 .75% , 2/15/29 , Callable 8/2/24 @ 103.88 (f) ...... 1,600,000 1,556,678
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. , 5 .88% , 9/1/31 , Callable
9/1/26 @ 102.98 (f) .................................................. 1,425,000 970,725
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. , 6 .63% , 3/1/30 , Callable
3/1/25 @ 103.31 (f) .................................................. 2,500,000 2,437,030
Station Casinos LLC , 4 .50% , 2/15/28 , Callable 8/2/24 @ 101.13 (f) ................... 1,500,000 1,410,615
The Goodyear Tire & Rubber Co. , 5 .25% , 7/15/31 , Callable 4/15/31 @ 100 (g) ........... 1,625,000 1,476,880
The Hertz Corp. , 5 .00% , 12/1/29 , Callable 12/1/24 @ 102.5 (f) (g) ..................... 1,130,000 692,589
The Michaels Cos., Inc. , 7 .88% , 5/1/29 , Callable 7/15/24 @ 103.94 (f) ................. 875,000 566,325
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. , 7 .13% , 2/15/31 , Callable 11/15/30 @
100 (f) ........................................................... 2,300,000 2,384,777
27,079,643
Consumer Staples (2.2%):
B&G Foods, Inc.
5 .25% , 9/15/27 , Callable 8/2/24 @ 101.31 (g) ............................... 1,900,000 1,762,419
8 .00% , 9/15/28 , Callable 9/15/25 @ 104 (f) ................................. 500,000 507,524

Victory Portfolios
Victory High Yield Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Post Holdings, Inc. , 4 .50% , 9/15/31 , Callable 9/15/26 @ 102.25 (f) .................... $ 2,000,000 $ 1,792,433
4,062,376
Energy (9.2%):
Antero Midstream Partners LP/Antero Midstream Finance Corp. , 5 .38% , 6/15/29 , Callable
8/2/24 @ 102.69 (f) .................................................. 1,084,000 1,051,746
Antero Resources Corp. , 7 .63% , 2/1/29 , Callable 8/2/24 @ 103.81 (f) .................. 1,500,000 1,544,017
CITGO Petroleum Corp.
7 .00% , 6/15/25 , Callable 8/2/24 @ 100 (f) ................................. 2,500,000 2,500,064
8 .38% , 1/15/29 , Callable 10/15/25 @ 104.19 (f) ............................. 1,500,000 1,546,130
Comstock Resources, Inc. , 6 .75% , 3/1/29 , Callable 7/18/24 @ 103.38 (f) ................ 2,251,000 2,181,246
Delek Logistics Partners LP/Delek Logistics Finance Corp. , 8 .63% , 3/15/29 , Callable 3/15/26
@ 104.31 (f) ....................................................... 1,000,000 1,030,029
New Fortress Energy, Inc.
6 .75% , 9/15/25 , Callable 7/23/24 @ 101.69 (f) .............................. 325,000 314,828
6 .50% , 9/30/26 , Callable 8/2/24 @ 101.63 (f) ............................... 1,000,000 916,181
8 .75% , 3/15/29 , Callable 3/15/26 @ 104.38 (f) (g) ............................ 500,000 455,483
PBF Holding Co. LLC/PBF Finance Corp. , 6 .00% , 2/15/28 , Callable 8/2/24 @ 101.5 ...... 3,750,000 3,659,479
Permian Resources Operating LLC , 5 .88% , 7/1/29 , Callable 8/2/24 @ 102.94 (f) .......... 280,000 276,062
Talos Production, Inc.
9 .00% , 2/1/29 , Callable 2/1/26 @ 104.5 (f) ................................. 750,000 787,374
9 .38% , 2/1/31 , Callable 2/1/27 @ 104.69 (f) ................................ 450,000 475,144
16,737,783
Financials (4.9%):
Acrisure LLC/Acrisure Finance, Inc. , 7 .50% , 11/6/30 , Callable 5/15/26 @ 103.75 (f) ....... 1,600,000 1,603,498
Arsenal AIC Parent LLC , 8 .00% , 10/1/30 , Callable 10/1/26 @ 104 (f) .................. 875,000 918,533
Boost Newco Borrower LLC , 7 .50% , 1/15/31 , Callable 1/15/27 @ 103.75 (f) ............. 500,000 521,443
McGraw-Hill Education, Inc. , 8 .00% , 8/1/29 , Callable 8/2/24 @ 104 (f) (g) .............. 1,875,000 1,823,989
NESCO Holdings II, Inc. , 5 .50% , 4/15/29 , Callable 8/2/24 @ 102.75 (f) ................ 2,050,000 1,901,075
Stagwell Global LLC , 5 .63% , 8/15/29 , Callable 8/15/24 @ 102.81 (f) .................. 2,300,000 2,125,355
8,893,893
Health Care (6.2%):
CHS/Community Health Systems, Inc. , 6 .13% , 4/1/30 , Callable 4/1/25 @ 103.06 (f) ....... 2,550,000 1,778,779
Embecta Corp. , 5 .00% , 2/15/30 , Callable 2/15/27 @ 101.25 (f) ....................... 1,000,000 823,828
LifePoint Health, Inc.
5 .38% , 1/15/29 , Callable 8/2/24 @ 102.69 (f) ............................... 1,700,000 1,488,788
11 .00% , 10/15/30 , Callable 10/15/26 @ 105.5 (f) ............................. 1,250,000 1,377,718
Organon & Co./Organon Foreign Debt Co.-Issuer BV , 5 .13% , 4/30/31 , Callable 4/30/26 @
102.56 (f) ......................................................... 2,000,000 1,795,730
Radiology Partners, Inc. , 9 .78% , 2/15/30 , Callable 8/2/24 @ 100 (f) (h) ................. 3,033,998 2,425,952
Team Health Holdings, Inc. , 6 .38% , 2/1/25 , Callable 7/18/24 @ 100 (f) ................. 1,600,000 1,525,211
11,216,006
Industrials (5.2%):
American Airlines, Inc.
7 .25% , 2/15/28 , Callable 2/15/25 @ 103.63 (f) .............................. 1,875,000 1,875,006
8 .50% , 5/15/29 , Callable 11/15/25 @ 104.25 (f) ............................. 500,000 519,595
Chart Industries, Inc. , 7 .50% , 1/1/30 , Callable 1/1/26 @ 103.75 (f) .................... 875,000 905,615
ITT Holdings LLC , 6 .50% , 8/1/29 , Callable 8/2/24 @ 103.25 (f) ...................... 2,500,000 2,267,498
Madison IAQ LLC , 5 .88% , 6/30/29 , Callable 8/2/24 @ 102.94 (f) ..................... 1,250,000 1,163,866
Rand Parent LLC , 8 .50% , 2/15/30 , Callable 2/15/26 @ 104.25 (f) (g) ................... 1,700,000 1,719,488
Wabash National Corp. , 4 .50% , 10/15/28 , Callable 10/15/24 @ 102.25 (f) ............... 750,000 675,536
WESCO Distribution, Inc. , 7 .25% , 6/15/28 , Callable 8/2/24 @ 102.42 (f) ............... 375,000 382,134
9,508,738
Information Technology (3.7%):
Cloud Software Group, Inc.
6 .50% , 3/31/29 , Callable 9/30/25 @ 103.25 (f) .............................. 2,250,000 2,161,470
9 .00% , 9/30/29 , Callable 9/30/25 @ 104.5 (f) ............................... 1,300,000 1,260,691
Neptune Bidco U.S., Inc. , 9 .29% , 4/15/29 , Callable 10/15/25 @ 104.65 (f) .............. 2,500,000 2,393,593
UKG, Inc. , 6 .88% , 2/1/31 , Callable 2/1/27 @ 103.44 (f) ............................ 1,000,000 1,012,663
6,828,417

Victory Portfolios
Victory High Yield Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Materials (1.8%):
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. , 5 .25% , 8/15/27 , Callable 8/2/24
@ 101.31 (f) (g) ..................................................... $ 1,250,000 $ 769,792
ATI, Inc. , 5 .13% , 10/1/31 , Callable 10/1/26 @ 102.56 ............................. 1,125,000 1,038,434
CVR Partners LP/CVR Nitrogen Finance Corp. , 6 .13% , 6/15/28 , Callable 8/2/24 @ 103.06 (f) 1,600,000 1,537,825
3,346,051
Utilities (0.5%):
Calpine Corp. , 5 .13% , 3/15/28 , Callable 8/2/24 @ 101.71 (f) ........................ 1,000,000 961,798
Total Corporate Bonds (Cost $111,556,535) 106,085,609
Yankee Dollars (16.5%)
Communication Services (2.3%):
Intelsat Jackson Holdings SA , 6 .50% , 3/15/30 , Callable 3/15/25 @ 102 (f) .............. 2,565,000 2,392,639
Telesat Canada/Telesat LLC , 5 .63% , 12/6/26 , Callable 7/18/24 @ 102.81 (f) (g) ........... 3,750,000 1,733,778
4,126,417
Consumer Discretionary (3.8%):
Adient Global Holdings Ltd. , 8 .25% , 4/15/31 , Callable 4/15/26 @ 104.13 (f) ............. 2,000,000 2,083,503
Carnival Corp. , 6 .00% , 5/1/29 , Callable 11/1/24 @ 103 (f) .......................... 1,000,000 987,683
International Game Technology PLC , 5 .25% , 1/15/29 , Callable 8/2/24 @ 102.63 (f) ........ 1,000,000 968,144
Royal Caribbean Cruises Ltd. , 7 .25% , 1/15/30 , Callable 12/15/25 @ 103.63 (f) ........... 2,000,000 2,070,936
Viking Cruises Ltd. , 9 .13% , 7/15/31 , Callable 7/15/26 @ 104.56 (f) ................... 500,000 541,158
Viking Ocean Cruises Ship VII Ltd. , 5 .63% , 2/15/29 , Callable 8/2/24 @ 102.81 (f) ......... 375,000 366,788
7,018,212
Energy (3.3%):
Northriver Midstream Finance LP , 5 .63% , 2/15/26 , Callable 8/2/24 @ 101.41 (f) .......... 900,000 900,054
Seadrill Finance Ltd. , 8 .38% , 8/1/30 , Callable 8/1/26 @ 104.19 (f) .................... 1,500,000 1,567,556
TechnipFMC PLC , 6 .50% , 2/1/26 , Callable 8/2/24 @ 101.63 (f) ...................... 800,000 796,775
Transocean, Inc.
8 .00% , 2/1/27 , Callable 7/15/24 @ 102 (f) ................................. 1,286,000 1,282,292
7 .50% , 4/15/31 .................................................... 1,625,000 1,520,807
6,067,484
Financials (1.2%):
Diamond Foreign Asset Co./Diamond Finance LLC , 8 .50% , 10/1/30 , Callable 10/1/26 @
104.25 (f) ......................................................... 2,000,000 2,097,325
Health Care (0.9%):
Bausch Health Cos., Inc. , 6 .13% , 2/1/27 , Callable 8/2/24 @ 103.06 (f) ................. 2,000,000 1,672,499
Industrials (2.1%):
Bombardier, Inc. , 7 .88% , 4/15/27 , Callable 8/2/24 @ 100 (f) (g) ...................... 711,000 713,226
Husky Injection Molding Systems Ltd/Titan Co-Borrower LLC , 9 .00% , 2/15/29 , Callable
2/15/26 @ 104.5 (f) .................................................. 1,000,000 1,035,554
VistaJet Malta Finance PLC/Vista Management Holding, Inc. , 6 .38% , 2/1/30 , Callable 2/1/25
@ 103.19 (f) (g) ..................................................... 2,750,000 2,147,729
3,896,509
Materials (2.9%):
INEOS Finance PLC
6 .75% , 5/15/28 , Callable 2/15/25 @ 103.38 (f) .............................. 1,964,000 1,970,948
7 .50% , 4/15/29 , Callable 4/15/26 @ 103.75 (f) .............................. 2,000,000 2,022,228
NOVA Chemicals Corp. , 9 .00% , 2/15/30 , Callable 8/15/26 @ 104.5 (f) ................. 1,150,000 1,215,299
5,208,475
Total Yankee Dollars (Cost $31,145,498) 30,086,921

Victory Portfolios
Victory High Yield Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
U.S. Government Agency Mortgages (5.7%)
Federal Home Loan Bank
5 .29% , 7/1/24 (i) .................................................... $ 10,400,000 $ 10,398,471
Total U.S. Government Agency Mortgages (Cost $10,400,000) 10,398,471
Shares
Exchange-Traded Funds (2.0%)
Invesco Senior Loan ETF ................................................. 84,000 1,767,360
SPDR Bloomberg High Yield Bond ETF (g) .................................... 21,200 1,998,524
Total Exchange-Traded Funds (Cost $3,782,944) 3,765,884
Collateral for Securities Loaned (11.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (j) ........ 5,049,412 5,049,412
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (j) ............ 5,049,412 5,049,412
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (j) ................ 5,049,412 5,049,412
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (j) . 5,049,412 5,049,412
Total Collateral for Securities Loaned (Cost $20,197,648) 20,197,648
Total Investments (Cost $211,931,395) — 110.6% 201,711,207
Liabilities in excess of other assets — (10.6)% (19,398,104)
NET ASSETS - 100.00% $ 182,313,103
At June 30, 2024, the Fund's investments in foreign securities were 18.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of June 30, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(d) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(e) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2024.
(f) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2024, the fair value of these securities was
$126,714,511 and amounted to 69.5% of net assets.
(g) All or a portion of this security is on loan.
(h) All of the coupon is PIK.
(i) Rate represents the effective yield at June 30, 2024.
(j) Rate disclosed is the daily yield on June 30, 2024.
bps
—
Basis points
ETF
—
Exchange-Traded Fund
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of June 30, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of June 30, 2024.
SOFR06M
—
6 Month SOFR, rate disclosed as of June 30, 2024.

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory Tax-Exempt Fund
15
(Unaudited)
See notes to financial statements.
Security Description Principal Amount Value
Municipal Bonds (94.0%)
Alabama (0.7%):
Mobile County IDA Revenue AMT , 5 .00% , 6/1/54 , Continuously Callable @100 ......... $ 250,000 $ 253,835
Arizona (1.6%):
City of Phoenix Civic Improvement Corp. Revenue AMT , Series B , 5 .00% , 7/1/44 ,
Continuously Callable @100 ........................................... 540,000 559,354
Arkansas (2.3%):
Arkansas Development Finance Authority Revenue , 3 .20% , 12/1/49 , Continuously Callable
@100 ........................................................... 750,000 576,121
University of Central Arkansas Revenue (INS - Build America Mutual Assurance Co.) , Series
A , 3 .00% , 11/1/49 , Continuously Callable @100 ............................ 265,000 196,847
772,968
California (1.3%):
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT , Series A2 , 4 .00% , 5/1/52 , Continuously Callable @100 ................... 500,000 460,424
Colorado (5.2%):
Colorado Educational & Cultural Facilities Authority Revenue , 4 .50% , 7/1/53 , Continuously
Callable @100 ..................................................... 500,000 477,510
Colorado Health Facilities Authority Revenue , Series A , 4 .00% , 12/1/50 , Continuously
Callable @103 ..................................................... 750,000 657,014
Gold Hill Mesa Metropolitan District No. 2, GO (INS - Build America Mutual Assurance Co.) ,
Series A , 5 .50% , 12/1/47 , Continuously Callable @100 ........................ 585,000 643,334
1,777,858
Florida (10.6%):
Capital Trust Agency, Inc. Revenue , 5 .00% , 8/1/55 , Continuously Callable @100 ......... 400,000 400,679
City of Pompano Beach Revenue , 4 .00% , 9/1/50 , Continuously Callable @103 ........... 500,000 408,943
County of Miami-Dade Revenue , Series A , 5 .00% , 6/1/33 , Continuously Callable @100 .... 1,000,000 1,009,419
County of Miami-Dade Seaport Department Revenue AMT , Series B-1 , 4 .00% , 10/1/50 ,
Continuously Callable @100 ........................................... 500,000 453,305
Florida Development Finance Corp. Revenue , Series A , 5 .00% , 6/15/55 , Continuously Callable
@100 ........................................................... 500,000 497,795
Hillsborough County IDA Revenue , 4 .00% , 8/1/50 , Continuously Callable @100 ......... 500,000 452,649
St. Johns County IDA Revenue , 4 .00% , 8/1/55 , Continuously Callable @103 ............ 500,000 414,681
3,637,471
Georgia (3.9%):
Development Authority of Appling County Revenue , 3 .60% , 9/1/29 , Continuously Callable
@100 (a) ......................................................... 700,000 700,000
Development Authority of Floyd County Revenue , Series GA , 3 .60% , 9/1/26 , Continuously
Callable @100 (a) ................................................... 100,000 100,000
Private Colleges & Universities Authority Revenue , 5 .25% , 10/1/51 , Continuously Callable
@100 ........................................................... 500,000 543,411
1,343,411
Guam (3.0%):
Port Authority of Guam Revenue , Series A , 5 .00% , 7/1/48 , Continuously Callable @100 .... 1,000,000 1,011,710
Illinois (15.8%):
Chicago Board of Education Dedicated Capital Improvement Tax Revenue , 6 .00% , 4/1/46 ,
Continuously Callable @100 ........................................... 1,275,000 1,337,707
City of Chicago Wastewater Transmission Revenue
Series A , 5 .00% , 1/1/47 , Continuously Callable @100 ......................... 1,000,000 1,018,080
Series C , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 1,000,000 1,004,642
Sales Tax Securitization Corp. Revenue , Series C , 5 .00% , 1/1/43 , Continuously Callable @100 1,500,000 1,559,775
State of Illinois, GO , Series B , 4 .50% , 5/1/48 , Continuously Callable @100 ............. 500,000 499,082
5,419,286
Indiana (1.5%):
Indiana Finance Authority Revenue , Series A , 5 .50% , 7/1/52 , Continuously Callable @100 .. 500,000 520,619
Iowa (1.1%):
Iowa Finance Authority Revenue , Series A-1 , 4 .00% , 5/15/55 , Continuously Callable @103 . 500,000 376,304

Victory Portfolios
Victory Tax-Exempt Fund
16
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Kansas (0.6%):
Wyandotte County-Kansas City Unified Government Tax Allocation , 5 .75% , 3/1/41 ,
Continuously Callable @103 (b) ........................................ $ 200,000 $ 205,199
Maryland (0.8%):
City of Gaithersburg Revenue , 5 .13% , 1/1/42 , Continuously Callable @103 ............. 250,000 258,123
Massachusetts (1.2%):
University of Massachusetts Building Authority Revenue , Series 2021-1 , 5 .00% , 11/1/39 ,
Continuously Callable @100 ........................................... 410,000 411,322
Michigan (1.7%):
City of Detroit, GO , Series C , 6 .00% , 5/1/43 , Continuously Callable @100 .............. 250,000 280,157
Michigan Finance Authority Revenue , 4 .00% , 12/1/51 , Continuously Callable @100 ....... 500,000 304,876
585,033
Missouri (3.2%):
Health & Educational Facilities Authority of the State of Missouri Revenue , 4 .25% , 12/1/42 ,
Continuously Callable @100 (b) ........................................ 1,150,000 1,085,301
New Hampshire (1.5%):
New Hampshire Business Finance Authority Revenue , Series A , 5 .25% , 7/1/48 , Continuously
Callable @103 ..................................................... 500,000 516,662
New Jersey (2.2%):
New Jersey Transportation Trust Fund Authority Revenue
Series A , 12/15/38 (c) ................................................ 1,000,000 569,478
Series BB , 3 .50% , 6/15/46 , Continuously Callable @100 ...................... 200,000 173,484
742,962
New York (11.8%):
Build NYC Resource Corp. Revenue , 4 .75% , 6/15/53 , Continuously Callable @100 ....... 350,000 336,215
Metropolitan Transportation Authority Revenue
Series B-1 , 5 .00% , 11/15/56 , Continuously Callable @100 ..................... 1,545,000 1,574,945
Series D-3 , 4 .00% , 11/15/49 , Continuously Callable @100 ..................... 500,000 474,065
New York Counties Tobacco Trust II Revenue , 5 .75% , 6/1/43 , Continuously Callable @100 . 190,000 190,283
New York State Dormitory Authority Revenue , 6 .00% , 7/1/40 , Continuously Callable @100 (b) 250,000 220,910
Schenectady County Capital Resource Corp. Revenue , 5 .25% , 7/1/52 , Continuously Callable
@100 ........................................................... 200,000 217,445
TSASC, Inc. Revenue , Series A , 5 .00% , 6/1/41 , Continuously Callable @100 ............ 1,000,000 1,010,458
4,024,321
North Carolina (2.1%):
North Carolina Medical Care Commission Revenue
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 500,000 395,342
Series A , 4 .00% , 10/1/50 , Continuously Callable @103 ........................ 350,000 307,449
702,791
Ohio (9.6%):
Buckeye Tobacco Settlement Financing Authority Revenue , Series B-2 , 5 .00% , 6/1/55 ,
Continuously Callable @100 ........................................... 900,000 825,222
County of Franklin Revenue , Series B , 5 .00% , 7/1/45 , Continuously Callable @103 ....... 500,000 471,637
County of Hardin Revenue , 5 .00% , 5/1/30 , Continuously Callable @103 ............... 350,000 344,398
Logan Elm Local School District, GO , 4 .00% , 11/1/55 , Continuously Callable @100 ...... 1,500,000 1,382,953
Ohio Higher Educational Facility Commission Revenue , 6 .00% , 9/1/47 , Continuously Callable
@100 ........................................................... 250,000 259,231
3,283,441
Pennsylvania (2.7%):
Pennsylvania Economic Development Financing Authority Revenue , Series A-2 , 4 .00% ,
5/15/53 , Continuously Callable @100 .................................... 1,000,000 929,005
Texas (4.2%):
City of Arlington Tax Allocation , 4 .00% , 8/15/50 , Continuously Callable @100 .......... 500,000 421,267
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund) ,
4 .25% , 4/1/53 , Continuously Callable @100 ............................... 750,000 721,543
Port of Port Arthur Navigation District Revenue , Series C , 3 .70% , 4/1/40 , Continuously
Callable @100 (a) ................................................... 300,000 300,000
1,442,810

Victory Portfolios
Victory Tax-Exempt Fund
17
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Utah (4.3%):
Military Installation Development Authority Revenue , Series A-1 , 4 .00% , 6/1/41 , Continuously
Callable @103 ..................................................... $ 250,000 $ 217,411
Utah Charter School Finance Authority Revenue , Series A , 5 .63% , 6/15/42 , Continuously
Callable @100 (b) ................................................... 250,000 255,201
Utah Infrastructure Agency Revenue , Series A , 5 .00% , 10/15/40 , Continuously Callable @100 1,000,000 1,010,789
1,483,401
Wisconsin (1.1%):
Wisconsin Health & Educational Facilities Authority Revenue , 4 .00% , 1/1/47 , Continuously
Callable @103 ..................................................... 500,000 366,552
Total Municipal Bonds (Cost $34,715,415) 32,170,163
Shares
Exchange-Traded Funds (4.6%)
iShares National Muni Bond ETF ........................................... 5,000 532,750
VanEck High Yield Muni ETF .............................................. 20,000 1,033,000
Total Exchange-Traded Funds (Cost $954,860) 1,565,750
Total Investments (Cost $35,670,275) — 98.6% 33,735,913
Other assets in excess of liabilities — 1.4% 474,895
NET ASSETS - 100.00% $ 34,210,808
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2024, the fair value of these securities was
$1,766,611 and amounted to 5.2% of net assets.
(c) Zero-coupon bond.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
ETF
—
Exchange-Traded Fund
GO
—
General Obligation
IDA
—
Industrial Development Authority
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory High Income Municipal Bond Fund
18
(Unaudited)
See notes to financial statements.
Security Description Principal Amount Value
Municipal Bonds (96.0%)
Alabama (0.7%):
Mobile County IDA Revenue AMT , 5 .00% , 6/1/54 , Continuously Callable @100 ......... $ 250,000 $ 253,835
Arizona (8.8%):
Arizona IDA Revenue
4 .00% , 12/15/51 , Continuously Callable @100 (a) ............................ 700,000 548,393
Series A , 4 .00% , 7/15/51 , Continuously Callable @100 (a) ...................... 500,000 393,252
La Paz County IDA Revenue , 4 .00% , 2/15/51 , Continuously Callable @100 ............. 280,000 250,882
Maricopa County IDA Revenue AMT , 4 .00% , 10/15/47 , Continuously Callable @104 (a) .... 500,000 461,221
The County of Pima IDA Revenue
4 .00% , 6/15/51 , Continuously Callable @100 (a) ............................. 500,000 403,355
Series A , 6 .88% , 11/15/52 , Continuously Callable @103 (a) ..................... 250,000 267,179
The IDA of the City of Phoenix Revenue , 4 .00% , 12/1/51 , Continuously Callable @100 (a) .. 1,000,000 781,589
3,105,871
California (0.2%):
California County Tobacco Securitization Agency Revenue , Series B-1 , 5 .00% , 6/1/49 ,
Continuously Callable @100 ........................................... 85,000 86,060
Delaware (1.1%):
Delaware State Economic Development Authority Revenue , 4 .00% , 6/1/52 , Continuously
Callable @100 ..................................................... 500,000 388,082
Florida (10.4%):
Capital Trust Agency, Inc. Revenue , 6 .38% , 5/1/53 , Continuously Callable @100 (a) ....... 250,000 255,100
County of Escambia Revenue , Series 2 , 3 .55% , 4/1/39 , Continuously Callable @100 (b) .... 800,000 800,000
Escambia County Health Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , 3 .00% , 8/15/50 , Continuously Callable @100 ......................... 1,000,000 747,565
Florida Development Finance Corp. Revenue
4 .00% , 7/1/55 , Continuously Callable @100 ............................... 500,000 406,566
5 .25% , 10/1/56 , Continuously Callable @100 (a) ............................. 500,000 503,714
Pinellas County Educational Facilities Authority Revenue , Series A , 4 .00% , 6/1/46 ,
Continuously Callable @100 (a) ......................................... 500,000 379,004
Seminole County IDA Revenue , Series A , 4 .00% , 6/15/56 , Continuously Callable @100 (a) .. 705,000 567,506
3,659,455
Georgia (0.6%):
The Burke County Development Authority Revenue (NBGA - Southern Co.) , 3 .65% , 11/1/52 ,
Continuously Callable @100 (b) ........................................ 200,000 200,000
Indiana (4.1%):
Indiana Finance Authority Revenue
Series A , 4 .13% , 12/1/26 ............................................. 1,000,000 1,002,488
Series A , 5 .00% , 7/1/55 , Continuously Callable @100 ......................... 500,000 456,176
1,458,664
Iowa (2.4%):
Iowa Finance Authority Revenue
Series A , 5 .00% , 5/15/48 , Continuously Callable @100 ........................ 500,000 460,403
Series A-1 , 4 .00% , 5/15/55 , Continuously Callable @103 ...................... 500,000 376,305
836,708
Kansas (0.6%):
Wyandotte County-Kansas City Unified Government Tax Allocation , 5 .75% , 3/1/41 ,
Continuously Callable @103 (a) ......................................... 200,000 205,199
Kentucky (1.5%):
Louisville/Jefferson County Metropolitan Government Revenue , Series A , 5 .00% , 5/15/52 ,
Continuously Callable @100 ........................................... 500,000 523,248
Maryland (0.5%):
Maryland Economic Development Corp. Revenue , 4 .25% , 7/1/50 , Continuously Callable
@100 ........................................................... 200,000 184,492
Massachusetts (1.6%):
Massachusetts Development Finance Agency Revenue
4 .00% , 10/1/32 , Continuously Callable @104 (a) ............................. 300,000 300,556

Victory Portfolios
Victory High Income Municipal Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
5 .00% , 7/1/47 , Continuously Callable @100 ............................... $ 250,000 $ 250,525
551,081
Minnesota (0.8%):
City of Woodbury Revenue , 4 .00% , 7/1/51 , Continuously Callable @103 ............... 400,000 291,000
Missouri (1.3%):
Health & Educational Facilities Authority of the State of Missouri Revenue , 4 .25% , 12/1/42 ,
Continuously Callable @100 (a) ......................................... 500,000 471,870
New Hampshire (1.1%):
New Hampshire Business Finance Authority Revenue , 4 .00% , 1/1/51 , Continuously Callable
@103 ........................................................... 500,000 393,049
New Jersey (2.4%):
New Jersey Transportation Trust Fund Authority Revenue , Series A , 12/15/38 (c) .......... 1,500,000 854,217
New Mexico (2.6%):
New Mexico Hospital Equipment Loan Council Revenue , Series A , 5 .00% , 7/1/49 ,
Continuously Callable @102 ........................................... 500,000 421,388
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation , 4 .25% ,
5/1/40 , Continuously Callable @103 (a) ................................... 500,000 482,235
903,623
New York (12.7%):
Build NYC Resource Corp. Revenue
5 .75% , 6/1/52 , Continuously Callable @100 (a) ............................. 250,000 257,192
5 .75% , 6/1/62 , Continuously Callable @100 (a) ............................. 250,000 257,650
Series A , 4 .00% , 6/15/51 , Continuously Callable @100 (a) ...................... 500,000 397,011
Series A , 5 .00% , 6/15/51 , Continuously Callable @100 (a) ...................... 100,000 97,977
Metropolitan Transportation Authority Revenue
Series A-2 , 5 .00% , 11/15/45 , (Put Date 5/15/30) (d) ........................... 365,000 397,731
Series D-3 , 4 .00% , 11/15/49 , Continuously Callable @100 ..................... 500,000 474,065
Monroe County Industrial Development Corp. Revenue , 5 .00% , 12/1/46 , Continuously
Callable @100 ..................................................... 600,000 602,122
New York City Municipal Water Finance Authority Revenue , Series DD , 3 .25% , 6/15/33 ,
Continuously Callable @100 (b) ........................................ 300,000 300,000
New York State Dormitory Authority Revenue
6 .00% , 7/1/40 , Continuously Callable @100 (a) ............................. 1,000,000 883,640
4 .00% , 7/1/40 , Continuously Callable @100 ............................... 200,000 174,557
Onondaga Civic Development Corp. Revenue , 5 .00% , 10/1/40 , Continuously Callable @100 . 250,000 210,692
Western Regional Off-Track Betting Corp. Revenue , 4 .13% , 12/1/41 , Continuously Callable
@100 (a) ......................................................... 500,000 407,110
4,459,747
North Carolina (0.6%):
North Carolina Medical Care Commission Revenue , 5 .00% , 10/1/50 , Continuously Callable
@103 ........................................................... 250,000 220,496
North Dakota (2.8%):
City of Grand Forks Revenue , 5 .00% , 12/1/36 , Continuously Callable @100 ............ 1,000,000 974,023
Ohio (2.7%):
County of Hardin Revenue , 5 .50% , 5/1/50 , Continuously Callable @103 ............... 500,000 467,326
Northeast Ohio Medical University Revenue , Series A , 4 .00% , 12/1/45 , Continuously Callable
@100 ........................................................... 225,000 211,102
Ohio Higher Educational Facility Commission Revenue , 6 .00% , 9/1/47 , Continuously Callable
@100 ........................................................... 250,000 259,231
937,659
Oregon (2.2%):
Clackamas County Hospital Facility Authority Revenue
Series A , 5 .00% , 11/15/52 , Continuously Callable @102 ....................... 500,000 466,696
Series A , 5 .38% , 11/15/55 , Continuously Callable @102 ....................... 100,000 96,363
Yamhill County Hospital Authority Revenue , Series A , 5 .00% , 11/15/51 , Continuously Callable
@103 ........................................................... 250,000 207,537
770,596
Pennsylvania (4.3%):
Bucks County IDA Revenue , 5 .00% , 7/1/54 , Continuously Callable @100 .............. 500,000 431,123

Victory Portfolios
Victory High Income Municipal Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Chester County IDA Revenue , 6 .00% , 10/15/52 , Continuously Callable @100 (a) ......... $ 500,000 $ 503,865
Pennsylvania Economic Development Financing Authority Revenue AMT , 9 .00% , 4/1/51 , (Put
Date 4/13/28) (a) (d) ................................................. 500,000 560,500
1,495,488
South Carolina (5.3%):
County of Lancaster Special Assessment , Series A , 5 .00% , 12/1/37 , Continuously Callable
@100 ........................................................... 1,675,000 1,613,162
County of Richland Special Assessment , 3 .63% , 11/1/31 , Continuously Callable @103 (a) ... 290,000 246,964
1,860,126
Texas (2.0%):
City of Houston Texas Airport System Revenue AMT , 4 .00% , 7/15/41 , Continuously Callable
@100 ........................................................... 750,000 707,364
Utah (6.2%):
Military Installation Development Authority Revenue
Series A-1 , 4 .00% , 6/1/41 , Continuously Callable @103 ....................... 250,000 217,411
Series A-1 , 4 .00% , 6/1/52 , Continuously Callable @103 ....................... 250,000 198,139
Utah Charter School Finance Authority Revenue
2 .75% , 4/15/50 , Continuously Callable @100 ............................... 525,000 344,659
Series A , 5 .63% , 6/15/42 , Continuously Callable @100 (a) ...................... 250,000 255,201
Utah Infrastructure Agency Revenue , Series A , 5 .38% , 10/15/40 , Continuously Callable @100 1,150,000 1,181,139
2,196,549
Vermont (4.7%):
Vermont Economic Development Authority Revenue , 4 .00% , 5/1/45 , Continuously Callable
@103 ........................................................... 500,000 429,985
Vermont Educational & Health Buildings Financing Agency Revenue
5 .00% , 10/15/46 , Continuously Callable @100 .............................. 750,000 695,109
6 .00% , 10/1/52 , Continuously Callable @100 (a) ............................. 500,000 515,608
1,640,702
West Virginia (2.9%):
Monongalia County Commission Excise Tax District Revenue , Series A , 5 .75% , 6/1/43 ,
Continuously Callable @100 (a) ......................................... 1,000,000 1,017,933
Wisconsin (8.9%):
Public Finance Authority Revenue
4 .00% , 4/1/52 , Continuously Callable @100 (a) ............................. 500,000 432,095
Series A , 4 .25% , 12/1/51 , Continuously Callable @100 (a) ...................... 500,000 416,538
Series A , 5 .88% , 6/1/52 , Continuously Callable @100 (a) ....................... 250,000 252,590
Series A , 5 .25% , 3/1/55 , Continuously Callable @100 (a) ....................... 500,000 455,335
Series A , 5 .00% , 7/1/55 , Continuously Callable @100 (a) ....................... 500,000 418,478
Series A-1 , 4 .00% , 7/1/51 , Continuously Callable @100 (a) ..................... 500,000 415,621
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/47 , Continuously Callable @103 ............................... 500,000 366,551
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 500,000 359,391
3,116,599
Total Municipal Bonds (Cost $37,679,412) 33,763,736
Shares
Exchange-Traded Funds (2.9%)
VanEck High Yield Muni ETF .............................................. 20,000 1,033,000
Total Exchange-Traded Funds (Cost $1,033,980) 1,033,000
Total Investments (Cost $38,713,392) — 98.9% 34,796,736
Other assets in excess of liabilities — 1.1% 383,989
NET ASSETS - 100.00% $ 35,180,725
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2024, the fair value of these securities was
$13,811,481 and amounted to 39.3% of net assets.
(b) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(c) Zero-coupon bond.
(d) Put Bond.

Victory Portfolios
Victory High Income Municipal Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
ETF
—
Exchange-Traded Fund
IDA
—
Industrial Development Authority
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory Floating Rate Fund
22
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (0.8%)
Consumer Discretionary (0.1%):
Men's Wearhouse, Inc. (a) (b) ............................................... 32,607 $ 440,194
Health Care (0.7%):
Air Methods Corp. (a) .................................................... 106,325 4,093,513
Covis Parent SCA, Class A Shares (a) (c) ....................................... 10,030 —
Covis Parent SCA, Class B Shares (a) (c) ....................................... 10,030 —
Covis Parent SCA, Class C Shares (a) (c) ....................................... 10,030 —
Covis Parent SCA, Class D Shares (a) (c) ....................................... 10,030 —
Covis Parent SCA, Class E Shares (a) (c) ....................................... 10,030 —
Rising Tide Holdings, Inc. (a) .............................................. 241,726 815,825
4,909,338
Total Common Stocks (Cost $1,992,658) 5,349,532
Principal Amount
Senior Secured Loans (83.3%)
Communication Services (5.0%):
Audacy Capital Corp., Term Loan, First Lien , 11 .33% ( SOFR01M + 600 bps ) , 8/19/24 (d) .... $ 589,868 587,656
CSC Holdings LLC, Term Loan 2022, First Lien , 9 .83% ( SOFR01M + 450 bps ) , 1/18/28 (d) ... 7,904,950 7,583,139
Entercom Media Corp., New Term Loan, First Lien , 7 .83% ( SOFR03M + 250 bps ) ,
11/18/24 (d) (e) ..................................................... 14,706,476 6,912,044
Frontier Communications Corp., Refinancing Term Loans, First Lien , 9 .08%
( SOFR01M + 375 bps ) , 10/8/27 (d) ........................................ 3,210,381 3,204,763
Frontier Communications Holdings, LLC, 2024 Refinancing Term Loans, First Lien , 6/20/31 (f) 3,300,000 3,291,750
Sinclair Television Group, Inc., Term Loan B-3, First Lien , 8 .33% ( SOFR03M + 300 bps ) ,
4/3/28 (d) ......................................................... 10,636,792 7,437,457
Telesat Canada, Term B-5 Loans, First Lien , 8 .10% ( SOFR03M + 275 bps ) , 12/6/26 (d) ...... 5,600,000 2,586,528
Univision Communications, Inc., 2021 Replacement New First-Lien Term, First Lien , 8 .58%
( SOFR01M + 325 bps ) , 3/16/26 (d) ........................................ 2,423,138 2,422,847
34,026,184
Consumer Discretionary (19.6%):
Alterra Mountain Co., Term Loan B-4, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 8/17/28 (d) .. 4,934,860 4,943,101
Bally's Corp., Term B Facility Loans, First Lien , 8 .57% ( SOFR03M + 325 bps ) , 10/2/28 (d) ... 9,073,713 8,603,059
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, First Lien , 8 .10%
( SOFR03M + 275 bps ) , 2/6/30 (d) ......................................... 9,989,820 9,980,429
Carnival Corp., 2027 Term Loan, First Lien , 8 .07% ( SOFR01M + 275 bps ) , 8/9/27 (d) ....... 648,586 650,616
Carnival Corp., 2028 Term Loan, First Lien , 8 .07% ( SOFR01M + 275 bps ) , 10/18/28 (d) ..... 4,606,630 4,612,389
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien , 9 .07%
( SOFR03M + 375 bps ) , 10/20/27 (d) ....................................... 4,776,756 4,884,758
Discovery Energy Holding Corp., Initial Dollar Term Loan, First Lien , 10 .08%
( SOFR01M + 475 bps ) , 5/1/31 (d) ......................................... 4,200,000 4,214,448
Entain PLC, Facility B (USD) Loan, First Lien , 7 .81% ( SOFR03M + 250 bps ) , 3/29/27 (d) .... 1,940,223 1,941,270
Fitness International LLC, Term B Loan, First Lien , 10 .58% ( SOFR03M + 525 bps ) , 1/30/29 (d) 4,488,750 4,505,583
Fitness International LLC, Term B Loan, First Lien , 10 .58% ( SOFR01M + 525 bps ) , 1/30/29 (d) 11,250 11,292
Flutter Entertainment PLC, Term B Loans, First Lien , 7 .56% ( SOFR03M + 225 bps ) ,
11/25/30 (d) ....................................................... 4,987,500 4,984,408
Gray Television, Inc., Term D Loan, First Lien , 8 .33% ( SOFR01M + 300 bps ) , 12/1/28 (d) .... 2,946,835 2,649,382
Hanesbrands, Inc., Initial Tranche B Term Loans, First Lien , 9 .08% ( SOFR01M + 375 bps ) ,
3/8/30 (d) ......................................................... 6,048,950 6,059,051
Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loans, First Lien , 8 .08%
( SOFR01M + 275 bps ) , 1/17/31 (d) ........................................ 6,500,000 6,495,125
Holley Purchaser, Inc., Initial Term Loan, First Lien , 9 .08% ( SOFR01M + 375 bps ) , 11/17/28 (d) 4,134,960 4,111,432
Houghton Mifflin Harcourt Co., Term B Loans, First Lien , 10 .60% ( SOFR03M + 525 bps ) ,
4/9/29 (d) ......................................................... 6,855,201 6,500,925
iHeartCommunications, Inc., Second Amendment Incremental Term Loan, First Lien , 8 .58%
( SOFR01M + 325 bps ) , 5/1/26 (d) ......................................... 4,689,535 3,596,874
Jo-Ann Stores LLC,Term B-1 Loan, First Lien , 6/30/28 (f) .......................... 38,650 33,819
Light & Wonder International, Term Loan B-1, First Lien , 8 .08% ( SOFR01M + 275 bps ) ,
4/16/29 (d) ........................................................ 8,887,330 8,881,020
Marriott Ownership Resorts, Inc., 2024 Incremental Term Loans, First Lien , 7 .58%
( SOFR01M + 225 bps ) , 3/14/31 (d) ........................................ 5,000,000 5,010,400

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
McGraw Hill Education, Inc., Initial Term Loan, First Lien , 10 .08% ( SOFR01M + 475 bps ) ,
7/28/28 (d) ........................................................ $ 3,392,931 $ 3,396,698
Men's Wearhouse, Inc., Term Loans, First Lien , 11 .84% ( SOFR03M + 650 bps ) , 2/26/29 (d) ... 4,313,160 4,270,028
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien , 8 .56%
( SOFR03M + 325 bps ) , 3/3/28 (d) ......................................... 3,376,537 3,105,942
Rising Tide Holdings, Inc., 2023 Term Loan, First Lien , 13 .33% ( SOFR03M + 800 bps ) ,
9/12/28 (d) ........................................................ 3,449,010 2,961,837
Station Casinos LLC, Term B Facility Loans, First Lien , 7 .58% ( SOFR01M + 225 bps ) ,
3/14/31 (d) ........................................................ 8,977,500 8,967,086
The Dun & Bradstreet Corp., Term Loan B, First Lien , 1/18/29 (f) .................... 4,500,000 4,500,000
The Michaels Cos., Inc., Term B Loans, First Lien , 9 .56% ( SOFR03M + 425 bps ) , 4/17/28 (d) . 7,677,849 6,878,662
Travel + Leisure Co., 2023 Incremental Term Loans, First Lien , 8 .59% ( SOFR01M + 325 bps ) ,
12/14/29 (d) ....................................................... 2,194,500 2,199,986
Truck Hero, Inc., Initial Term Loans, First Lien , 8 .83% ( SOFR01M + 350 bps ) , 1/31/28 (d) .... 2,493,573 2,481,629
Uber Technologies, Inc., 2023 Refinancing Term Loan, First Lien , 8 .09% ( SOFR03M + 275 bps ) ,
3/4/30 (d) ......................................................... 2,983,197 2,995,070
United Airlines, Inc., Class B Term Loan, First Lien , 8 .09% ( SOFR01M + 275 bps ) , 2/22/31 (d) 1,850,000 1,851,646
WestJet Airlines Ltd., Initial Term Loan, First Lien , 8 .33% ( SOFR01M + 300 bps ) , 12/11/26 (d) 1,161,420 1,163,360
137,441,325
Consumer Staples (2.3%):
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien , 8 .80% ( SOFR03M + 350 bps ) ,
10/8/27 (d) ........................................................ 3,010,124 3,018,071
Anchor Packaging LLC, Amendment No. 4 Term Loan, First Lien , 9 .08%
( SOFR01M + 375 bps ) , 7/18/29 (d) ........................................ 4,762,850 4,759,468
B&G Foods, Inc., Tranche B-4 Term Loan, First Lien , 7 .83% ( SOFR01M + 250 bps ) , 10/9/26 (d) 6,449,344 6,431,737
First Brands Group LLC, 2021 Term Loans, First Lien , 10 .33% ( SOFR03M + 500 bps ) ,
3/30/27 (d) ........................................................ 2,289,553 2,271,671
16,480,947
Energy (2.4%):
Delek U.S. Holdings, Inc., TLB, First Lien , 8 .83% ( SOFR01M + 350 bps ) , 11/9/29 (d) ....... 3,864,988 3,875,346
New Fortress Energy, Inc., Initial Term Loans, First Lien , 10 .33% ( SOFR03M + 500 bps ) ,
10/30/28 (d) ....................................................... 5,472,500 5,316,151
Traverse Midstream Partners LLC, Advance, First Lien , 8 .83% ( SOFR03M + 350 bps ) ,
2/16/28 (d) ........................................................ 7,061,234 7,074,510
16,266,007
Financials (26.8%):
19th Holdings Golf LLC, Initial Term Loans, First Lien , 8 .58% ( SOFR01M + 325 bps ) ,
2/7/29 (d) ......................................................... 5,749,099 5,673,671
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien , 10 .07% ( SOFR03M + 475 bps ) ,
4/20/28 (d) ........................................................ 6,513,269 6,720,195
ACProducts, Inc., Initial Term Loans, First Lien , 9 .55% ( SOFR03M + 425 bps ) , 5/17/28 (d) ... 4,233,831 3,575,216
Apro LLC, Term Loan B, First Lien , 6/26/31 (f) ................................. 2,000,000 1,997,500
Arches Buyer, Inc., New Term Loan, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 12/6/27 (d) .... 1,994,845 1,905,696
Arsenal AIC Parent LLC, 2024 Term B Loans, First Lien , 9 .08% ( SOFR01M + 375 bps ) ,
8/19/30 (d) ........................................................ 4,477,528 4,498,796
Bakelite U.S. Holdco, Inc., Term Loan, First Lien , 8 .83% ( SOFR03M + 350 bps ) , 5/28/29 (d) .. 3,989,848 3,999,822
BW NHHC Holdco, Inc., Term Loan Lien 2, Second Lien , 14 .33% ( SOFR03M + 900 bps ) ,
5/15/26 (d) ........................................................ 3,000,000 600,000
Chariot Buyer LLC, Initial Term Loans, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 11/3/28 (d) .. 4,823,433 4,817,403
Clydesdale Acquisition Holdings, Inc., Term B Loans, First Lien , 9 .00% ( SOFR01M + 368 bps ) ,
4/13/29 (d) ........................................................ 2,895,526 2,900,043
Covis Pharma Holdings SARL, Dollar Term B Loans, First Lien , 11 .80% ( SOFR03M + 650 bps ) ,
2/4/27 (d) ......................................................... 12,339,005 4,843,060
Cumulus Media New Holdings,Inc., Incremental Term Loan Facility, First Lien , 10 .33%
( SOFR03M + 500 bps ) , 5/2/29 (d) ......................................... 14,406,317 6,266,748
Dynasty Acquisition Co., Inc., 2024 Specified Refinancing Term B1 Loan, First Lien , 8 .83%
( SOFR01M + 350 bps ) , 8/24/28 (d) ........................................ 866,067 868,674
Dynasty Acquisition Co., Inc., 2024 Specified Refinancing Term Loan B2, First Lien , 8 .83%
( SOFR01M + 350 bps ) , 8/24/28 (d) ........................................ 333,933 334,938
Exgen Renewables IV LLC, Term Loans, First Lien , 7 .85% ( SOFR03M + 250 bps ) , 12/15/27 (d) 2,897,403 2,899,808

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Fertitta Entertainment LLC, Initial B Term Loan, First Lien , 9 .08% ( SOFR01M + 375 bps ) ,
1/29/29 (d) ........................................................ $ 9,267,948 $ 9,273,787
Fleet Midco I Ltd., Term Loan B, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 2/10/31 (d) ...... 3,000,000 3,011,250
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, First Lien , 7 .83% ( SOFR03M + 250 bps ) ,
10/4/30 (d) ........................................................ 3,241,875 3,241,875
Hunter Douglas, Inc., Tranche B-1 Term Loans, First Lien , 8 .84% ( SOFR03M + 350 bps ) ,
2/25/29 (d) ........................................................ 6,790,818 6,725,355
Ineos U.S. Finance LLC, 2030 Dollar Term Loans, First Lien , 8 .83% ( SOFR01M + 350 bps ) ,
2/18/30 (d) ........................................................ 6,922,526 6,875,799
Ineos U.S. Finance LLC, 2031 Dollar Term Loan, First Lien , 9 .08% ( SOFR01M + 375 bps ) ,
2/7/31 (d) ......................................................... 2,000,000 2,003,120
Innio North America Holding, Inc., Term B, First Lien , 9 .58% ( SOFR03M + 425 bps ) ,
11/2/28 (d) ........................................................ 3,665,739 3,670,321
ITT Holdings LLC, Term Loan B, First Lien , 8 .33% ( SOFR01M + 300 bps ) , 10/7/30 (d) ...... 4,954,784 4,956,320
Knight Health Holdings LLC, Term B Loans, First Lien , 10 .58% ( SOFR01M + 525 bps ) ,
12/15/28 (d) ....................................................... 22,971,250 10,658,660
LBM Acquisition LLC, Initial Term Loan, First Lien , 9 .08% ( SOFR01M + 375 bps ) , 12/17/27 (d) 6,605,072 6,590,409
LSF11 A5 Holdco LLC, 2024 Refinancing Term Loan, First Lien , 8 .83% ( SOFR01M + 350 bps ) ,
10/16/28 (d) ....................................................... 1,505,386 1,501,623
MH SUB I LLC, Term Loan, First Lien , 9 .58% ( SOFR01M + 425 bps ) , 5/3/28 (d) .......... 3,989,950 3,983,287
Mileage Plus Holdings LLC, Initial Term Loan, First Lien , 10 .59% ( SOFR03M + 525 bps ) ,
6/21/27 (d) ........................................................ 7,223,684 7,364,040
Neptune BidCo U.S., Inc, Dollar Term B Loan, First Lien , 10 .31% ( SOFR03M + 500 bps ) ,
4/11/29 (d) ........................................................ 9,058,712 8,511,385
NorthRiver Midstream Finance LP, Term B, First Lien , 7 .80% ( SOFR03M + 250 bps ) ,
8/16/30 (d) ........................................................ 8,075,476 8,078,221
Oldcastle BuildingEnvelope, Inc., Term B Loans, First Lien , 9 .55% ( SOFR01M + 425 bps ) ,
4/30/29 (d) ........................................................ 6,384,674 6,376,693
Packaging Coordinators Midco, Inc., 2024 Replacement Term Loans, First Lien , 8 .57%
( SOFR01M + 325 bps ) , 11/30/27 (d) ....................................... 498,715 499,961
Peraton Corp., Term B Loans, First Lien , 9 .08% ( SOFR01M + 375 bps ) , 2/1/28 (d) .......... 5,020,065 5,017,957
Rand Parent LLC, Term B Loans, First Lien , 9 .56% ( SOFR03M + 425 bps ) , 3/18/30 (d) ...... 2,970,000 2,971,723
Robertshaw U.S. Holding Corp., 2nd Lien Initial Term Loans, Second Lien , 13 .35%
( SOFR03M + 800 bps ) , 2/27/26 (d) (e) ...................................... 4,000,000 20,000
Robertshaw U.S. Holding Corp., Term Loan B, First Lien , 2/28/25 (e) (f) ................ 6,238,644 62,386
Sedgwick Claims Management Services, Inc., Term B, First Lien , 6/27/31 (f) ............ 2,665,000 2,661,669
Soliant Lower Intermediate LLC, Term Loan, First Lien , 6/20/31 (f) ................... 5,000,000 4,987,500
Sparta U.S. Holdco LLC, Initial Term Loan, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 8/2/28 (d) 3,910,000 3,906,520
SWF Holdings I Corp., Initial Term Loans, First Lien , 9 .33% ( SOFR01M + 400 bps ) , 10/6/28 (d) 5,657,395 4,830,736
Tailwind Smith Cooper Intermediate Corp., 2nd Lien Initial Term Loans, Second Lien , 14 .33%
( SOFR03M + 900 bps ) , 5/28/27 (d) ........................................ 3,000,000 2,857,500
Virgin Media Bristol LLC, N Facility, First Lien , 7 .83% ( SOFR01M + 250 bps ) , 1/31/28 (d) ... 5,000,000 4,773,850
Westjet Loyalty LP, Initial Term Loan, First Lien , 9 .05% ( SOFR03M + 375 bps ) , 2/14/31 (d) ... 5,000,000 5,020,000
Ziggo Financing Partnership, Term Loan I, First Lien , 7 .83% ( SOFR01M + 250 bps ) , 4/28/28 (d) 6,000,000 5,793,360
188,126,877
Health Care (7.7%):
Amneal Pharmaceuticals LLC, Term Loan, First Lien , 10 .83% ( SOFR01M + 550 bps ) , 5/4/28 (d) 6,618,062 6,648,373
Bausch Health Co., Inc., Second Amendment Term Loan, First Lien , 10 .57%
( SOFR01M + 525 bps ) , 2/1/27 (d) ......................................... 5,968,751 5,425,953
Embecta Corp., Initial Term Loan, First Lien , 8 .33% ( SOFR01M + 300 bps ) , 3/30/29 (d) ..... 4,989,822 4,663,937
Global Medical Response, Inc., 2024 Extented Term Loan, First Lien , 10 .10%
( SOFR03M + 475 bps ) , 10/31/28 (d) ....................................... 7,905,468 7,642,611
Goodrx, Inc., Term Loan B, First Lien , 8 .08% ( SOFR01M + 275 bps ) , 10/10/25 (d) ......... 2,992,013 2,986,717
Lifepoint Health, Inc., TL B 2024 Repricing, First Lien , 10 .06% ( SOFR03M + 475 bps ) ,
11/16/28 (d) ....................................................... 4,956,155 4,979,697
LifeScan Global Corp., Term Loan, First Lien , 11 .83% ( SOFR03M + 650 bps ) , 12/31/26 (d) ... 12,296,883 5,666,773
LifeScan Global Corporation, Term Loan, Second Lien , 14 .83% ( SOFR03M + 950 bps ) ,
3/31/27 (d) ........................................................ 3,750,000 207,825
Perrigo Investments LLC, Initial Term B Loan, First Lien , 7 .58% ( SOFR01M + 225 bps ) ,
4/20/29 (d) ........................................................ 4,239,241 4,218,044
Radiology Partners, Inc., Term B, First Lien , 8 .83% ( SOFR03M + 350 bps ) , 1/31/29 (d) ...... 6,406,077 6,053,743
Team Health Holdings, Inc., Facility Extending Term Loan B, First Lien , 10 .58%
( SOFR03M + 525 bps ) , 3/2/27 (d) ......................................... 6,417,940 5,959,057

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Team Health Holdings, Inc., Facility Extending Term Loan B, First Lien , 10 .58%
( SOFR01M + 525 bps ) , 3/2/27 (d) ......................................... $ 18,405 $ 17,089
54,469,819
Industrials (14.2%):
Air Canada, Term Loans, First Lien , 7 .85% ( SOFR03M + 250 bps ) , 3/21/31 (d) ............ 2,500,000 2,500,775
American Airlines, Inc., Initial Term Loans, First Lien , 7 .77% ( SOFR03M + 250 bps ) , 6/4/29 (d) 3,500,000 3,491,250
Avis Budget Car Rental LLC, New Tranche C Term Loans, First Lien , 8 .33%
( SOFR01M + 300 bps ) , 3/16/29 (d) ........................................ 2,149,612 2,144,238
Avis Budget Car Rental LLC, Term Loan B, First Lien , 7 .08% ( SOFR01M + 175 bps ) , 8/6/27 (d) 2,992,188 2,958,525
AZZ, Inc., Initial Term Loan, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 5/14/29 (d) ......... 3,985,809 4,006,974
Cengage Learning, Inc.,Term B Loans, First Lien , 9 .54% ( SOFR06M + 425 bps ) , 3/14/31 (d) .. 6,000,000 6,011,280
Chart Industries, Inc., Term Loan B, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 3/15/30 (d) .... 2,509,224 2,515,497
Core & Main LP, Tranche C Term Loan, First Lien , 7 .59% ( SOFR03M + 225 bps ) , 2/10/31 (d) . 4,239,375 4,242,046
Cornerstone Building Brands, Inc., New Term Loan B, First Lien , 8 .58% ( SOFR01M + 325 bps ) ,
4/12/28 (d) ........................................................ 5,402,563 5,262,420
Cotiviti Corp., Initial Floating Rate Term Loans, First Lien , 8 .58% ( SOFR01M + 325 bps ) ,
5/1/31 (d) ......................................................... 5,875,000 5,838,281
Gates Global LLC, Initial B-5 Dollar Term Loans, First Lien , 7 .45% ( SOFR01M + 225 bps ) ,
5/22/31 (d) ........................................................ 7,000,000 7,004,410
Graham Packaging Co., Inc., New Term Loans, First Lien , 8 .33% ( SOFR01M + 300 bps ) ,
8/4/27 (d) ......................................................... 4,905,958 4,910,374
Harsco Corp., Term B-3 Loans, First Lien , 7 .58% ( SOFR01M + 225 bps ) , 3/10/28 (d) ........ 3,913,659 3,903,053
Hertz Corp., Initial Term B Loans, First Lien , 8 .60% ( SOFR03M + 325 bps ) , 6/30/28 (d) ..... 7,113,903 6,419,515
Hertz Corp., Initial Term C Loan, First Lien , 8 .60% ( SOFR03M + 325 bps ) , 6/30/28 (d) ...... 1,379,858 1,245,170
Husky Injection Molding Systems Ltd., Amendment No. 5 Refinancing Term Loan, First Lien ,
10 .33% ( SOFR06M + 500 bps ) , 2/15/29 (d) .................................. 3,000,000 3,005,010
Janus International Group LLC, TLB, First Lien , 7 .83% ( SOFR01M + 250 bps ) , 8/5/30 (d) .... 3,840,000 3,854,400
KBR, Inc., Term B Facility, First Lien , 1/10/31 (f) ................................ 3,125,000 3,138,281
LS Group Opco Acquisition, LLC, Term Loan B, First Lien , 8 .33% ( SOFR01M + 300 bps ) ,
4/23/31 (d) ........................................................ 4,700,000 4,698,026
Madison IAQ LLC, Initial Term Loans, First Lien , 8 .09% ( SOFR01M + 275 bps ) , 6/21/28 (d) .. 6,037,228 6,038,495
MITER Brands Acquisition Holdco, Inc., 2024 Incremental Term Loans, First Lien , 8 .83%
( SOFR01M + 350 bps ) , 3/28/31 (d) ........................................ 750,000 753,907
Transdigm, Inc., Tranche J Term Loans, First Lien , 7 .84% ( SOFR03M + 250 bps ) , 2/28/31 (d) .. 3,309,361 3,315,980
Trident TPI Holdings, Inc., Tranche B-6 Initial Term Loans, First Lien , 9 .30%
( SOFR03M + 400 bps ) , 9/15/28 (d) ........................................ 1,286,904 1,288,333
Trident TPI Holdings, Inc., Tranche B-6 Initial Term Loans, First Lien , 9 .34%
( SOFR01M + 400 bps ) , 9/15/28 (d) ........................................ 1,632,363 1,634,175
Vestis Corp., Term B-1 Loan, First Lien , 7 .58% ( SOFR03M + 225 bps ) , 2/24/31 (d) ......... 3,000,000 2,982,510
White Cap Supply Holdings LLC, Tranche C Term Facility, First Lien , 8 .58%
( SOFR01M + 325 bps ) , 10/19/29 (d) ....................................... 6,161,044 6,169,115
99,332,040
Information Technology (3.3%):
Cloud Software Group, Inc., Initial Dollar Term B Facility, First Lien , 9 .32%
( SOFR01M + 400 bps ) , 3/30/29 (d) ........................................ 8,632,264 8,619,316
McAfee Corp.,Tranche B-1 Term Loan, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 3/1/29 (d) ... 4,000,000 3,990,640
McAfee Corp.,Tranche B-1 Term Loan, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 3/1/29 (d) ... 1,989,873 1,985,217
Proofpoint, Inc., Term Loan, First Lien , 8 .32% ( SOFR01M + 300 bps ) , 8/31/28 (d) .......... 2,244,260 2,245,113
UKG, Inc., Initial Term Loans, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 2/10/31 (d) ........ 4,974,619 4,990,787
Waystar Technologies, Inc., Initial Term Loan, First Lien , 9 .33% ( SOFR01M + 400 bps ) ,
10/22/29 (d) ....................................................... 1,584,286 1,584,286
23,415,359
Materials (0.8%):
U.S. Silica Co., Term Loan, First Lien , 9 .33% ( SOFR01M + 400 bps ) , 3/25/30 (d) .......... 2,443,825 2,448,908
WireCo WorldGroup, Inc., Term Loan B, First Lien , 9 .07% ( SOFR03M + 375 bps ) , 11/13/28 (d) 3,785,571 3,783,224
6,232,132
Real Estate (1.2%):
RealPage, Inc., Initial Term Loan, First Lien , 8 .33% ( SOFR01M + 300 bps ) , 4/24/28 (d) ...... 6,949,096 6,746,391

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
URSA Minor U.S. Bidco LLC, Initial Term Loan, First Lien , 8 .81% ( SOFR03M + 350 bps ) ,
2/24/31 (d) ........................................................ $ 1,500,000 $ 1,508,130
8,254,521
Total Senior Secured Loans (Cost $643,989,249) 584,045,211
Corporate Bonds (8.5%)
Communication Services (0.9%):
CSC Holdings LLC , 11 .75% , 1/31/29 , Callable 1/31/26 @ 105.88 (g) .................. 1,000,000 853,867
Cumulus Media New Holdings, Inc. , 8 .00% , 7/1/29 , Callable 8/2/24 @ 100 (g) ........... 2,315,000 983,875
Gray Television, Inc. , 5 .38% , 11/15/31 , Callable 11/15/26 @ 102.69 (g) ................ 2,000,000 1,135,145
Sinclair Television Group, Inc. , 5 .50% , 3/1/30 , Callable 12/1/24 @ 102.75 (g) ............ 5,850,000 3,546,193
6,519,080
Consumer Discretionary (2.3%):
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. , 5 .38% , 3/1/29 , Callable 8/2/24 @
102.69 (g) ........................................................ 2,500,000 2,289,410
Caesars Entertainment, Inc. , 8 .13% , 7/1/27 , Callable 7/15/24 @ 102.03 (g) .............. 800,000 816,345
Carnival Holdings Bermuda Ltd. , 10 .38% , 5/1/28 , Callable 5/1/25 @ 105.19 (g) .......... 2,000,000 2,165,853
Hanesbrands, Inc. , 9 .00% , 2/15/31 , Callable 2/15/26 @ 104.5 (g) ..................... 1,250,000 1,309,870
Life Time, Inc. , 8 .00% , 4/15/26 , Callable 8/2/24 @ 102 (g) .......................... 1,500,000 1,515,863
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. , 5 .88% , 9/1/31 , Callable
9/1/26 @ 102.98 (g) ................................................. 875,000 596,059
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. , 6 .63% , 3/1/30 , Callable
3/1/25 @ 103.31 (g) ................................................. 2,000,000 1,949,624
The Goodyear Tire & Rubber Co. , 5 .25% , 7/15/31 , Callable 4/15/31 @ 100 ............. 2,500,000 2,272,124
The Hertz Corp. , 5 .00% , 12/1/29 , Callable 12/1/24 @ 102.5 (g) ...................... 725,000 444,360
The Michaels Cos., Inc. , 7 .88% , 5/1/29 , Callable 7/15/24 @ 103.94 (g) ................. 1,000,000 647,228
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. , 7 .13% , 2/15/31 , Callable 11/15/30 @
100 (g) ........................................................... 2,100,000 2,177,405
16,184,141
Consumer Staples (0.3%):
B&G Foods, Inc.
5 .25% , 9/15/27 , Callable 8/2/24 @ 101.31 ................................. 1,750,000 1,623,281
8 .00% , 9/15/28 , Callable 9/15/25 @ 104 (g) ................................ 500,000 507,524
2,130,805
Energy (1.1%):
Comstock Resources, Inc.
6 .75% , 3/1/29 , Callable 7/18/24 @ 103.38 (g) ............................... 2,005,000 1,942,869
5 .88% , 1/15/30 , Callable 1/15/25 @ 102.94 (g) .............................. 1,500,000 1,398,142
New Fortress Energy, Inc. , 6 .50% , 9/30/26 , Callable 8/2/24 @ 101.63 (g) ............... 1,000,000 916,181
PBF Holding Co. LLC/PBF Finance Corp. , 6 .00% , 2/15/28 , Callable 8/2/24 @ 101.5 ...... 1,508,000 1,471,598
Talos Production, Inc.
9 .00% , 2/1/29 , Callable 2/1/26 @ 104.5 (g) ................................. 1,175,000 1,233,553
9 .38% , 2/1/31 , Callable 2/1/27 @ 104.69 (g) ................................ 500,000 527,937
7,490,280
Financials (0.2%):
McGraw-Hill Education, Inc. , 8 .00% , 8/1/29 , Callable 8/2/24 @ 104 (g) ................ 1,500,000 1,459,192
Health Care (2.3%):
CHS/Community Health Systems, Inc.
6 .13% , 4/1/30 , Callable 4/1/25 @ 103.06 (g) ................................ 4,500,000 3,139,022
5 .25% , 5/15/30 , Callable 5/15/25 @ 102.63 (g) .............................. 2,335,000 1,926,609
LifePoint Health, Inc.
5 .38% , 1/15/29 , Callable 8/2/24 @ 102.69 (g) ............................... 1,000,000 875,758
11 .00% , 10/15/30 , Callable 10/15/26 @ 105.5 (g) ............................ 3,500,000 3,857,611
Radiology Partners, Inc. , 9 .78% , 2/15/30 , Callable 8/2/24 @ 100 (g) (h) ................. 2,734,279 2,186,299
Team Health Holdings, Inc. , 6 .38% , 2/1/25 , Callable 7/18/24 @ 100 (g) ................ 3,983,000 3,796,823
15,782,122

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Industrials (0.7%):
American Airlines, Inc. , 8 .50% , 5/15/29 , Callable 11/15/25 @ 104.25 (g) ............... $ 800,000 $ 831,352
ITT Holdings LLC , 6 .50% , 8/1/29 , Callable 8/2/24 @ 103.25 (g) ..................... 1,750,000 1,587,248
Rand Parent LLC , 8 .50% , 2/15/30 , Callable 2/15/26 @ 104.25 (g) .................... 1,650,000 1,668,915
Wabash National Corp. , 4 .50% , 10/15/28 , Callable 10/15/24 @ 102.25 (g) ............... 1,200,000 1,080,858
5,168,373
Information Technology (0.4%):
Cloud Software Group, Inc.
6 .50% , 3/31/29 , Callable 9/30/25 @ 103.25 (g) .............................. 1,000,000 960,653
9 .00% , 9/30/29 , Callable 9/30/25 @ 104.5 (g) ............................... 1,000,000 969,763
Neptune Bidco U.S., Inc. , 9 .29% , 4/15/29 , Callable 10/15/25 @ 104.65 (g) .............. 1,000,000 957,437
2,887,853
Materials (0.3%):
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. , 5 .25% , 8/15/27 , Callable 8/2/24
@ 101.31 (g) ...................................................... 3,125,000 1,924,479
Total Corporate Bonds (Cost $64,476,973) 59,546,325
Yankee Dollars (3.2%)
Communication Services (0.4%):
Intelsat Jackson Holdings SA , 6 .50% , 3/15/30 , Callable 3/15/25 @ 102 (g) .............. 3,000,000 2,798,407
Consumer Discretionary (0.8%):
Royal Caribbean Cruises Ltd. , 7 .25% , 1/15/30 , Callable 12/15/25 @ 103.63 (g) ........... 2,000,000 2,070,936
Viking Cruises Ltd. , 9 .13% , 7/15/31 , Callable 7/15/26 @ 104.56 (g) ................... 3,000,000 3,246,950
Viking Ocean Cruises Ship VII Ltd. , 5 .63% , 2/15/29 , Callable 8/2/24 @ 102.81 (g) ........ 500,000 489,051
5,806,937
Energy (0.7%):
Transocean, Inc. , 7 .50% , 4/15/31 ............................................ 5,675,000 5,311,127
Financials (0.2%):
Diamond Foreign Asset Co./Diamond Finance LLC , 8 .50% , 10/1/30 , Callable 10/1/26 @
104.25 (g) ........................................................ 1,250,000 1,310,828
Health Care (0.2%):
Bausch Health Cos., Inc. , 6 .13% , 2/1/27 , Callable 8/2/24 @ 103.06 (g) ................. 1,800,000 1,505,249
Industrials (0.6%):
Bombardier, Inc.
7 .88% , 4/15/27 , Callable 8/2/24 @ 100 (g) ................................. 1,260,000 1,263,945
8 .75% , 11/15/30 , Callable 11/15/26 @ 104.38 (g) ............................ 1,000,000 1,081,145
VistaJet Malta Finance PLC/Vista Management Holding, Inc. , 6 .38% , 2/1/30 , Callable 2/1/25
@ 103.19 (g) ...................................................... 2,400,000 1,874,382
4,219,472
Materials (0.3%):
NOVA Chemicals Corp. , 9 .00% , 2/15/30 , Callable 8/15/26 @ 104.5 (g) ................. 1,750,000 1,849,368
Total Yankee Dollars (Cost $22,000,121) 22,801,388
U.S. Government Agency Mortgages (1.1%)
Federal Home Loan Bank
5 .29% , 7/1/24 (i) .................................................... 7,500,000 7,498,898
Total U.S. Government Agency Mortgages (Cost $7,500,000) 7,498,898
Shares
Exchange-Traded Funds (2.2%)
Invesco Senior Loan ETF ................................................. 390,000 8,205,600
SPDR Blackstone Senior Loan ETF .......................................... 168,000 7,022,400

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Total Exchange-Traded Funds (Cost $15,226,560) $ 15,228,000
Total Investments (Cost $755,185,561) — 99.1% 694,469,354
Other assets in excess of liabilities — 0.9% 6,615,549
NET ASSETS - 100.00% $ 701,084,903
At June 30, 2024, the Fund's investments in foreign securities were 9.4% of net assets.
(a) Non-income producing security.
(b) This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of June 30, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(d) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2024.
(e) Currently the issuer is in default with respect to interest and/or principal payments.
(f) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(g) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2024, the fair value of these securities was
$71,669,583 and amounted to 10.2% of net assets.
(h) All of the coupon is PIK.
(i) Rate represents the effective yield at June 30, 2024.
bps
—
Basis points
ETF
—
Exchange-Traded Fund
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of June 30, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of June 30, 2024.
SOFR06M
—
6 Month SOFR, rate disclosed as of June 30, 2024.

Statements of Assets and Liabilities
June 30, 2024

See notes to financial statements.
Victory Portfolios
(Unaudited)
Victory Low
Duration Bond Fund
Victory High Yield
Fund
Victory Tax-Exempt
Fund
Assets:
Investments, at value (Cost $117,762,091, $211,931,395 and $35,670,275) $ 117,422,333 $ 201,711,207 (a) $ 33,735,913
Cash 348,875 1,240,887 115,454
Receivables:
Interest and dividends 764,496 3,438,465 392,796
Capital shares issued 64,238 83,018 1,443
Investments sold 236,339 1,774,674 —
From Adviser 25,046 30,535 20,929
Prepaid expenses 28,366 30,402 19,773
Total Assets 118,889,693 208,309,188 34,286,308
Liabilities:
Payables:
Collateral received on loaned securities — 20,197,648 —
Distributions 73,865 53,934 5,013
Investments purchased 609,245 5,131,390 —
Capital shares redeemed 113,877 426,529 31,861
Accrued expenses and other payables:
Investment advisory fees 43,567 89,600 14,005
Administration fees 5,296 8,168 1,532
Custodian fees 2,785 3,642 585
Transfer agent fees 3,147 1,513 620
Sub-Transfer agent fees 24,585 39,937 7,071
Compliance fees 75 118 24
12b-1 fees 6,091 16,255 2,692
Other accrued expenses 19,764 27,351 12,097
Total Liabilities 902,297 25,996,085 75,500
Commitments and contingencies (Note 4 )
Net Assets:
Capital 152,335,528 255,036,647 37,641,526
Total accumulated earnings (loss) (34,348,132) (72,723,544) (3,430,718)
Net Assets $ 117,987,396 $ 182,313,103 $ 34,210,808
Net Assets:
Class A $ 50,898,803 $ 27,018,896 $ 24,397,879
Class C 2,128,019 24,916,052 464,753
Class R — 16,509,759 —
Class Y 64,960,574 113,868,396 9,348,176
Total $ 117,987,396 $ 182,313,103 $ 34,210,808
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 5,179,155 5,029,643 2,893,926
Class C 216,442 4,626,556 55,150
Class R — 3,064,733 —
Class Y 6,608,609 21,297,337 1,109,302
Total 12,004,206 34,018,269 4,058,378
Net asset value, offering and redemption price per share:
Class A $ 9 .83 $ 5 .37 $ 8 .43
Class C(b) 9 .83 5 .39 8 .43
Class R — 5 .39 —
Class Y 9 .83 5 .35 8 .43
Maximum Sales Charge — Class A 2.25% 2.25% 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 10 .06 $ 5 .49 $ 8 .62
(a) Includes $19,134,283 of securities on loan.
(b) Redemption price per share varies by the length of time shares are held.

Statements of Assets and Liabilities
June 30, 2024

See notes to financial statements.
Victory Portfolios
(Unaudited)
Victory High Income
Municipal Bond
Fund
Victory Floating
Rate Fund
Assets:
Investments, at value (Cost $38,713,392 and $755,185,561) $ 34,796,736 $ 694,469,354
Cash 53,851 5,517,185
Receivables:
Interest and dividends 370,841 6,983,594
Capital shares issued 2,825 828,919
Investments sold — 12,904,770
From Adviser 27,887 125,930
Prepaid expenses 16,351 26,909
Total Assets 35,268,491 720,856,661
Liabilities:
Payables:
Distributions 4,003 1,153,065
Investments purchased — 15,920,900
Capital shares redeemed 46,964 1,973,942
Accrued expenses and other payables:
Investment advisory fees 14,351 377,051
Administration fees 1,570 31,730
Custodian fees 585 40,288
Transfer agent fees 2,678 4,499
Sub-Transfer agent fees 3,164 144,297
Compliance fees 23 429
12b-1 fees 1,965 32,023
Other accrued expenses 12,463 93,534
Total Liabilities 87,766 19,771,758
Commitments and contingencies (Note 4 )
Net Assets:
Capital 40,195,399 1,192,633,605
Total accumulated earnings (loss) (5,014,674) (491,548,702)
Net Assets $ 35,180,725 $ 701,084,903
Net Assets:
Class A $ 17,520,802 $ 170,228,337
Class C 392,704 35,196,581
Class Y 14,130,031 491,499,272
Member Class 3,137,188 4,160,713
Total $ 35,180,725 $ 701,084,903
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 1,848,864 21,244,370
Class C 41,451 4,389,285
Class Y 1,490,663 61,307,575
Member Class 331,010 519,461
Total 3,711,988 87,460,691
Net asset value, offering and redemption price per share:
Class A $ 9 .48 $ 8 .01
Class C(a) 9 .47 8 .02
Class Y 9 .48 8 .02
Member Class 9 .48 8 .01
Maximum Sales Charge — Class A 2.25% 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 9 .70 $ 8 .19
(a) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Six Months Ended June 30, 2024

See notes to financial statements.
Victory Portfolios
(Unaudited)
Victory Low
Duration Bond Fund
Victory High Yield
Fund
Victory Tax-Exempt
Fund
Investment Income:
Dividends $ — $ 46,786 $ 7,699
Interest 2,813,064 7,658,858 784,276
Securities lending (net of fees) 1,253 151,366 —
Total Income 2,814,317 7,857,010 791,975
Expenses:
Investment advisory fees 275,159 544,904 85,143
Administration fees 33,844 50,252 9,414
Sub-Administration fees 10,358 9,169 8,426
12b-1 fees — Class A 64,680 34,262 30,538
12b-1 fees — Class C 10,547 116,171 3,152
12b-1 fees — Class R 1,438(a) 40,511 —
Custodian fees 6,899 11,188 3,107
Transfer agent fees — Class A 7,367 1,788 1,256
Transfer agent fees — Class C 186 112 107
Transfer agent fees — Class R 87(a) 440 —
Transfer agent fees — Class Y 253 693 109
Sub-Transfer agent fees — Class A 21,516 8,222 9,816
Sub-Transfer agent fees — Class C 825 4,892 76
Sub-Transfer agent fees — Class R 439(a) 1,515 —
Sub-Transfer agent fees — Class Y 32,423 79,826 6,176
Trustees' fees 4,474 6,023 1,818
Compliance fees 556 803 153
Legal and audit fees 9,831 12,471 5,706
State registration and filing fees 32,012 31,651 20,747
Other expenses 20,168 24,561 12,091
Total Expenses 533,062 979,454 197,835
Less fees paid indirectly — — (1,322)
Expenses waived/reimbursed by Adviser (82,299) (101,294) (62,763)
Net Expenses 450,763 878,160 133,750
Net Investment Income (Loss) 2,363,554 6,978,850 658,225
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (294,907) (6,529,050) (91,098)
Net change in unrealized appreciation/depreciation on investment securities 603,356 4,813,140 (219,936)
Net realized/unrealized gains (losses) on investments 308,449 (1,715,910) (311,034)
Change in net assets resulting from operations $ 2,672,003 $ 5,262,940 $ 347,191
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

Statements of Operations
For the Six Months Ended June 30, 2024

See notes to financial statements.
Victory Portfolios
(Unaudited)
Victory High Income
Municipal Bond
Fund
Victory Floating
Rate Fund
Investment Income:
Dividends $ — $ 385,777
Interest 905,309 37,271,087
Total Income 905,309 37,656,864
Expenses:
Investment advisory fees 88,890 2,421,504
Administration fees 9,818 206,330
Sub-Administration fees 9,169 10,411
12b-1 fees — Class A 22,103 223,395
12b-1 fees — Class C 2,238 193,002
12b-1 fees — Class R — 347(a)
Custodian fees 3,107 123,623
Transfer agent fees — Class A 660 3,379
Transfer agent fees — Class C — 322
Transfer agent fees — Class R — 88(a)
Transfer agent fees — Class Y 143 549
Transfer agent fees — Member Class 1,646 3,149
Sub-Transfer agent fees — Class A 5,310 81,508
Sub-Transfer agent fees — Class C 339 20,588
Sub-Transfer agent fees — Class R — 64(a)
Sub-Transfer agent fees — Class Y 6,378 227,630
Trustees' fees 1,845 22,970
Compliance fees 159 3,345
Legal and audit fees 5,771 53,404
State registration and filing fees 27,261 46,218
Interfund lending 125 —
Other expenses 14,531 87,062
Total Expenses 199,493 3,728,888
Less fees paid indirectly (1,322) —
Expenses waived/reimbursed by Adviser (72,889) (428,892)
Net Expenses 125,282 3,299,996
Net Investment Income (Loss) 780,027 34,356,868
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 36,615 (34,206,717)
Net change in unrealized appreciation/depreciation on investment securities 506,877 22,054,176
Net realized/unrealized gains (losses) on investments 543,492 (12,152,541)
Change in net assets resulting from operations $ 1,323,519 $ 22,204,327
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Low Duration Bond Fund Victory High Yield Fund Victory Tax-Exempt Fund
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,363,554 $ 4,373,892 $ 6,978,850 $ 17,134,247 $ 658,225 $ 1,291,998
Net realized gains (losses) (294,907) (1,526,549) (6,529,050) (40,008,643) (91,098) (110,721)
Net change in unrealized
appreciation/depreciation 603,356 4,501,539 4,813,140 46,202,542 (219,936) 1,190,314
Change in net assets resulting from
operations 2,672,003 7,348,882 5,262,940 23,328,146 347,191 2,371,591
Distributions to Shareholders:
Class A (980,412) (1,836,102) (938,829) (2,365,537) (470,573) (1,024,056)
Class C (31,736) (58,282) (713,422) (1,750,802) (9,633) (25,583)
Class R (9,632) (a) (28,731) (527,371) (1,245,492) — —
Class Y (1,360,268) (2,996,339) (4,087,011) (13,009,939) (178,019) (421,493)
Change in net assets resulting from
distributions to shareholders (2,382,048) (4,919,454) (6,266,633) (18,371,770) (658,225) (1,471,132)
Change in net assets resulting from
capital transactions (18,529,109) (47,206,112) 5,707,417 (72,473,640) (1,861,104) (1,014,944)
Change in net assets (18,239,154) (44,776,684) 4,703,724 (67,517,264) (2,172,138) (114,485)
Net Assets:
Beginning of period 136,226,550 181,003,234 177,609,379 245,126,643 36,382,946 36,497,431
End of period $ 117,987,396 $ 136,226,550 $ 182,313,103 $ 177,609,379 $ 34,210,808 $ 36,382,946
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Low Duration Bond Fund Victory High Yield Fund Victory Tax-Exempt Fund
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Capital Transactions:
Class A
Proceeds from shares issued $ 1,098,459 $ 5,240,231 $ 1,127,349 $ 3,075,083 $ 418,971 $ 4,548,677
Distributions reinvested 886,429 1,654,513 619,587 1,504,995 443,836 971,057
Cost of shares redeemed (6,682,405) (23,987,054) (2,834,752) (5,569,930) (1,568,123) (5,542,165)
Converted from Class R 1,209,581 — — — — —
Total Class A $ (3,487,936) $ (17,092,310) $ (1,087,816) $ (989,852) $ (705,316) $ (22,431)
Class C
Proceeds from shares issued $ 207,722 $ 823,894 $ 2,897,557 $ 980,278 $ 8,076 $ 22,923
Distributions reinvested 29,116 53,956 711,661 1,305,675 9,107 23,619
Cost of shares redeemed (420,757) (2,459,547) (1,178,022) (4,245,829) (252,065) (282,800)
Total Class C $ (183,919) $ (1,581,697) $ 2,431,196 $ (1,959,876) $ (234,882) $ (236,258)
Class R
Proceeds from shares issued $ 47,976 (a) $ 307,401 $ 194,693 $ 281,886 $ — $ —
Distributions reinvested 9,462 (a) 28,730 526,911 682,753 — —
Cost of shares redeemed (3,133) (a) (291,771) (230,721) (542,564) — —
Converted into Class A (1,209,581) — — — — —
Total Class R $ (1,155,276) $ 44,360 $ 490,883 $ 422,075 $ — $ —
Class Y
Proceeds from shares issued $ 9,836,471 $ 48,940,554 $ 33,272,064 $ 62,328,490 $ 1,998,656 $ 2,290,304
Distributions reinvested 1,030,224 2,420,143 4,080,516 12,984,563 174,735 407,017
Cost of shares redeemed (24,568,673) (79,937,162) (33,479,426) (145,259,040) (3,094,297) (3,453,576)
Total Class Y $ (13,701,978) $ (28,576,465) $ 3,873,154 $ (69,945,987) $ (920,906) $ (756,255)
Change in net assets resulting from
capital transactions $ (18,529,109) $ (47,206,112) $ 5,707,417 $ (72,473,640) $ (1,861,104) $ (1,014,944)
Share Transactions:
Class A
Issued 112,044 542,329 209,639 583,553 49,938 546,465
Reinvested 90,384 170,798 115,117 285,368 53,008 117,696
Redeemed (681,954) (2,479,990) (526,831) (1,055,280) (186,646) (677,203)
Converted from Class R 123,248 — — — — —
Total Class A (356,278) (1,766,863) (202,075) (186,359) (83,700) (13,042)
Class C
Issued 21,104 85,025 536,424 184,399 968 2,783
Reinvested 2,967 5,567 131,876 247,412 1,088 2,863
Redeemed (42,880) (253,558) (218,187) (800,531) (30,100) (34,501)
Total Class C (18,809) (162,966) 450,113 (368,720) (28,044) (28,855)
Class R
Issued 4,900 (a) 31,741 36,025 53,239 — —
Reinvested 964 (a) 2,966 97,574 129,895 — —
Redeemed (320) (a) (30,084) (42,752) (102,587) — —
Converted into Class A (123,256) — — — — —
Total Class R (117,712) 4,623 90,847 80,547 — —
Class Y
Issued 1,003,578 5,060,081 6,209,375 11,789,398 239,852 275,533
Reinvested 104,995 249,801 761,510 2,469,870 20,872 49,344
Redeemed (2,505,476) (8,256,992) (6,252,172) (27,553,398) (368,405) (416,792)
Total Class Y (1,396,903) (2,947,110) 718,713 (13,294,130) (107,681) (91,915)
Change in Shares (1,889,702) (4,872,316) 1,057,598 (13,768,662) (219,425) (133,812)
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory High Income Municipal Bond
Fund Victory Floating Rate Fund
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 780,027 $ 1,583,255 $ 34,356,868 $ 99,021,314
Net realized gains (losses) 36,615 (160,259) (34,206,717) (106,703,605)
Net change in unrealized appreciation/depreciation 506,877 1,223,602 22,054,176 99,561,141
Change in net assets resulting from operations 1,323,519 2,646,598 22,204,327 91,878,850
Distributions to Shareholders:
Class A (379,503) (875,326) (7,787,406) (21,288,208)
Class C (7,889) (32,904) (1,523,422) (4,495,067)
Class R — — (6,045)(a) (33,692)
Class Y (321,638) (623,752) (23,349,338) (76,854,505)
Member Class (70,997) (180,403) (186,338) (424,844)
Change in net assets resulting from distributions to shareholders (780,027) (1,712,385) (32,852,549) (103,096,316)
Change in net assets resulting from capital transactions (1,862,527) (3,964,631) (41,133,867) (491,556,708)
Change in net assets (1,319,035) (3,030,418) (51,782,089) (502,774,174)
Net Assets:
Beginning of period 36,499,760 39,530,178 752,866,992 1,255,641,166
End of period $ 35,180,725 $ 36,499,760 $ 701,084,903 $ 752,866,992
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory High Income Municipal Bond
Fund Victory Floating Rate Fund
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Six
Months
Ended
June 30,
2024
(Unaudited)
Year
Ended
December 31,
2023
Capital Transactions:
Class A
Proceeds from shares issued $ 104,572 $ 1,094,891 $ 12,772,242 $ 22,554,625
Distributions reinvested 354,728 799,265 6,802,608 18,539,298
Cost of shares redeemed (1,565,840) (5,820,272) (34,743,313) (104,550,624)
Converted from Class R — — 306,399 —
Total Class A $ (1,106,540) $ (3,926,116) $ (14,862,064) $ (63,456,701)
Class C
Proceeds from shares issued $ 28,695 $ 31,801 $ 1,126,943 $ 2,520,914
Distributions reinvested 7,889 32,904 1,375,841 4,010,155
Cost of shares redeemed (125,866) (865,735) (8,879,180) (22,604,047)
Total Class C $ (89,282) $ (801,030) $ (6,376,396) $ (16,072,978)
Class R
Proceeds from shares issued $ — $ — $ 21,196(a) $ 34,791
Distributions reinvested — — 6,045(a) 33,679
Cost of shares redeemed — — (467)(a) (325,844)
Converted into Class A — — (306,399) —
Total Class R $ — $ — $ (279,625) $ (257,374)
Class Y
Proceeds from shares issued $ 3,616,778 $ 6,506,620 $ 138,564,625 $ 261,520,712
Distributions reinvested 318,556 617,457 17,314,576 58,406,587
Cost of shares redeemed (4,543,973) (5,496,216) (175,671,319) (731,431,020)
Total Class Y $ (608,639) $ 1,627,861 $ (19,792,118) $ (411,503,721)
Member Class
Proceeds from shares issued $ 583,819 $ 979,698 $ 986,405 $ 582,178
Distributions reinvested 70,997 180,403 186,338 424,844
Cost of shares redeemed (712,882) (2,025,447) (996,407) (1,272,956)
Total Member Class $ (58,066) $ (865,346) $ 176,336 $ (265,934)
Change in net assets resulting from capital transactions $ (1,862,527) $ (3,964,631) $ (41,133,867) $ (491,556,708)
Share Transactions:
Class A
Issued 11,312 120,776 1,574,598 2,759,951
Reinvested 38,296 88,435 840,381 2,272,839
Redeemed (169,114) (638,228) (4,286,523) (12,820,191)
Converted from Class R — — 37,579 —
Total Class A (119,506) (429,017) (1,833,965) (7,787,401)
Class C
Issued 3,121 3,467 138,704 306,058
Reinvested 852 3,635 169,789 491,371
Redeemed (13,469) (94,970) (1,094,572) (2,770,946)
Total Class C (9,496) (87,868) (786,079) (1,973,517)
Class R
Issued — — 2,610(a) 4,269
Reinvested — — 743(a) 4,116
Redeemed — — (57)(a) (39,693)
Converted into Class A — — (37,575) —
Total Class R — — (34,279) (31,308)
Class Y
Issued 390,111 711,605 17,057,158 31,655,977
Reinvested 34,379 68,348 2,137,197 7,148,584
Redeemed (491,205) (605,547) (21,673,133) (89,593,253)
Total Class Y (66,715) 174,406 (2,478,778) (50,788,692)
Member Class
Issued 63,282 107,854 121,504 71,258
Reinvested 7,666 19,969 23,032 52,153
Redeemed (76,629) (229,391) (122,718) (156,805)
Total Member Class (5,681) (101,568) 21,818 (33,394)
Change in Shares (201,398) (444,047) (5,111,283) (60,614,312)

Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
38
See notes to financial statements.
Victory Low Duration Bond Fund
Class A
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $9.80 $9.64 $10.16 $10.20 $9.99 $9.86
Investment Activities:
Net investment income (loss)(a) 0.18 0.24 0.12 0.09 0.14 0.19
Net realized and unrealized gains (losses) 0.04 0.20 (0.49) (0.02) 0.24 0.15
Total from Investment Activities 0.22 0.44 (0.37) 0.07 0.38 0.34
Distributions to Shareholders from:
Net investment income (0.19) (0.28) (0.15) (0.11) (0.14) (0.20)
Return of capital — — — — (0.03) (0.01)
Total Distributions (0.19) (0.28) (0.15) (0.11) (0.17) (0.21)
Net Asset Value, End of Period $9.83 $9.80 $9.64 $10.16 $10.20 $9.99
Total Return (excludes sales charge)(b)(c) 2.21% 4.65% (3.62)% 0.71% 3.85% 3.51%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.85% 0.85% 0.85% 0.85% 0.85% 0.85%
Net Investment Income (Loss)(d) 3.76% 2.52% 1.18% 0.87% 1.39% 1.93%
Gross Expenses(d)(e) 0.98% 0.96% 0.96% 0.95% 0.95% 0.95%
Supplemental Data:
Net Assets at end of period (000's) $50,899 $54,266 $70,419 $76,901 $70,357 $61,972
Portfolio Turnover(b)(f) 21% 58% 81% 58% 85% 50%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Low Duration Bond Fund
Class C
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $9.81 $9.65 $10.16 $10.20 $9.99 $9.85
Investment Activities:
Net investment income (loss)(a) 0.15 0.17 0.04 0.01 0.08 0.12
Net realized and unrealized gains (losses) 0.02 0.20 (0.47) (0.02) 0.22 0.16
Total from Investment Activities 0.17 0.37 (0.43) (0.01) 0.30 0.28
Distributions to Shareholders from:
Net investment income (0.15) (0.21) (0.08) (0.03) (0.07) (0.14)
Return of capital — — — — (0.02) —(b)
Total Distributions (0.15) (0.21) (0.08) (0.03) (0.09) (0.14)
Net Asset Value, End of Period $9.83 $9.81 $9.65 $10.16 $10.20 $9.99
Total Return (excludes contingent deferred sales
charge)(c)(d) 1.72% 3.85% (4.26)% (0.07)% 3.05% 2.81%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.62% 1.62% 1.62% 1.62% 1.62% 1.62%
Net Investment Income (Loss)(e) 2.99% 1.74% 0.37% 0.10% 0.76% 1.17%
Gross Expenses(e)(f) 2.36% 2.04% 1.91% 1.91% 1.72% 1.70%
Supplemental Data:
Net Assets at end of period (000's) $2,128 $2,307 $3,841 $5,528 $23,504 $38,969
Portfolio Turnover(c)(g) 21% 58% 81% 58% 85% 50%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
40
See notes to financial statements.
Victory Low Duration Bond Fund
Class Y
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $9.81 $9.65 $10.16 $10.20 $9.99 $9.86
Investment Activities:
Net investment income (loss)(a) 0.19 0.27 0.14 0.11 0.17 0.21
Net realized and unrealized gains (losses) 0.03 0.19 (0.47) (0.01) 0.23 0.16
Total from Investment Activities 0.22 0.46 (0.33) 0.10 0.40 0.37
Distributions to Shareholders from:
Net investment income (0.20) (0.30) (0.18) (0.14) (0.15) (0.23)
Return of capital — — — — (0.04) (0.01)
Total Distributions (0.20) (0.30) (0.18) (0.14) (0.19) (0.24)
Net Asset Value, End of Period $9.83 $9.81 $9.65 $10.16 $10.20 $9.99
Total Return(b)(c) 2.33% 4.78% (3.30)% 0.94% 4.08% 3.76%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.62% 0.62% 0.62% 0.62% 0.62% 0.62%
Net Investment Income (Loss)(d) 3.98% 2.75% 1.40% 1.10% 1.64% 2.12%
Gross Expenses(d)(e) 0.72% 0.68% 0.65% 0.67% 0.68% 0.69%
Supplemental Data:
Net Assets at end of period (000's) $64,960 $78,500 $105,653 $133,644 $165,330 $164,509
Portfolio Turnover(b)(f) 21% 58% 81% 58% 85% 50%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Yield Fund
Class A
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $5.40 $5.26 $6.79 $6.83 $6.73 $6.20
Investment Activities:
Net investment income (loss)(a) 0.20 0.42 0.40 0.36 0.37 0.37
Net realized and unrealized gains (losses) (0.05) 0.17 (1.52) (0.03) 0.10 0.54
Total from Investment Activities 0.15 0.59 (1.12) 0.33 0.47 0.91
Distributions to Shareholders from:
Net investment income (0.18) (0.45) (0.41) (0.37) (0.37) (0.38)
Total Distributions (0.18) (0.45) (0.41) (0.37) (0.37) (0.38)
Net Asset Value, End of Period $5.37 $5.40 $5.26 $6.79 $6.83 $6.73
Total Return (excludes sales charge)(b)(c) 2.88% 11.69% (16.87)% 4.86% 7.61% 14.90%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.00% 1.00% 1.00% 1.00% 1.00% 1.00%
Net Investment Income (Loss)(d) 7.63% 7.88% 6.68% 5.22% 5.85% 5.70%
Gross Expenses(d)(e) 1.10% 1.09% 1.08% 1.08% 1.12% 1.12%
Supplemental Data:
Net Assets at end of period (000's) $27,019 $28,258 $28,508 $49,271 $38,735 $31,602
Portfolio Turnover(b)(f) 39% 46% 47% 67% 124% 87%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
42
See notes to financial statements.
Victory High Yield Fund
Class C
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $5.42 $5.28 $6.81 $6.85 $6.75 $6.21
Investment Activities:
Net investment income (loss)(a) 0.19 0.38 0.36 0.31 0.33 0.33
Net realized and unrealized gains (losses) (0.06) 0.17 (1.52) (0.03) 0.10 0.54
Total from Investment Activities 0.13 0.55 (1.16) 0.28 0.43 0.87
Distributions to Shareholders from:
Net investment income (0.16) (0.41) (0.37) (0.32) (0.33) (0.33)
Total Distributions (0.16) (0.41) (0.37) (0.32) (0.33) (0.33)
Net Asset Value, End of Period $5.39 $5.42 $5.28 $6.81 $6.85 $6.75
Total Return (excludes contingent deferred sales
charge)(b)(c) 2.52% 10.87% (17.41)% 4.11% 6.84% 14.24%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.70% 1.70% 1.70% 1.70% 1.70% 1.70%
Net Investment Income (Loss)(d) 6.91% 7.16% 6.03% 4.51% 5.14% 5.00%
Gross Expenses(d)(e) 1.82% 1.81% 1.80% 1.78% 1.81% 1.82%
Supplemental Data:
Net Assets at end of period (000's) $24,916 $22,618 $23,976 $32,889 $25,957 $21,163
Portfolio Turnover(b)(f) 39% 46% 47% 67% 124% 87%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Yield Fund
Class R
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $5.42 $5.28 $6.81 $6.85 $6.75 $6.22
Investment Activities:
Net investment income (loss)(a) 0.20 0.40 0.38 0.34 0.35 0.35
Net realized and unrealized gains (losses) (0.06) 0.17 (1.52) (0.03) 0.10 0.53
Total from Investment Activities 0.14 0.57 (1.14) 0.31 0.45 0.88
Distributions to Shareholders from:
Net investment income (0.17) (0.43) (0.39) (0.35) (0.35) (0.35)
Total Distributions (0.17) (0.43) (0.39) (0.35) (0.35) (0.35)
Net Asset Value, End of Period $5.39 $5.42 $5.28 $6.81 $6.85 $6.75
Total Return(b)(c) 2.71% 11.29% (17.07)% 4.55% 7.24% 14.48%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.32% 1.31% 1.29% 1.28% 1.33% 1.33%
Net Investment Income (Loss)(d) 7.28% 7.53% 6.46% 4.93% 5.51% 5.37%
Gross Expenses(d)(e) 1.32% 1.31% 1.29% 1.28% 1.33% 1.33%
Supplemental Data:
Net Assets at end of period (000's) $16,510 $16,109 $15,267 $19,243 $19,248 $18,818
Portfolio Turnover(b)(f) 39% 46% 47% 67% 124% 87%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
44
See notes to financial statements.
Victory High Yield Fund
Class Y
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $5.38 $5.24 $6.76 $6.80 $6.70 $6.17
Investment Activities:
Net investment income (loss)(a) 0.21 0.43 0.41 0.38 0.39 0.39
Net realized and unrealized gains (losses) (0.05) 0.17 (1.51) (0.04) 0.10 0.53
Total from Investment Activities 0.16 0.60 (1.10) 0.34 0.49 0.92
Distributions to Shareholders from:
Net investment income (0.19) (0.46) (0.42) (0.38) (0.39) (0.39)
Total Distributions (0.19) (0.46) (0.42) (0.38) (0.39) (0.39)
Net Asset Value, End of Period $5.35 $5.38 $5.24 $6.76 $6.80 $6.70
Total Return(b)(c) 3.01% 12.02% (16.58)% 5.15% 7.88% 15.25%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.76% 0.76% 0.76% 0.76% 0.76% 0.76%
Net Investment Income (Loss)(d) 7.91% 8.21% 7.00% 5.49% 6.11% 5.96%
Gross Expenses(d)(e) 0.89% 0.89% 0.86% 0.84% 0.90% 0.92%
Supplemental Data:
Net Assets at end of period (000's) $113,868 $110,624 $177,376 $237,385 $168,677 $108,171
Portfolio Turnover(b)(f) 39% 46% 47% 67% 124% 87%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax-Exempt Fund
Class A
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $8.51 $8.27 $9.78 $9.94 $9.84 $9.47
Investment Activities:
Net investment income (loss)(a) 0.16 0.28 0.27 0.27 0.29 0.30
Net realized and unrealized gains (losses) (0.08) 0.28 (1.41) 0.12 0.23 0.53
Total from Investment Activities 0.08 0.56 (1.14) 0.39 0.52 0.83
Distributions to Shareholders from:
Net investment income (0.16) (0.32) (0.31) (0.32) (0.32) (0.34)
Net realized gains — — (0.06) (0.23) (0.10) (0.12)
Total Distributions (0.16) (0.32) (0.37) (0.55) (0.42) (0.46)
Net Asset Value, End of Period $8.43 $8.51 $8.27 $9.78 $9.94 $9.84
Total Return (excludes sales charge)(b)(c) 1.10% 6.89% (11.70)% 3.94% 5.39% 8.82%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.80%(f) 0.80%(f) 0.80% 0.80% 0.80% 0.80%
Net Investment Income (Loss)(d) 3.85% 3.44% 3.08% 2.74% 3.00% 3.04%
Gross Expenses(d)(e) 1.13%(f) 1.12%(f) 1.07% 1.03% 1.04% 1.02%
Supplemental Data:
Net Assets at end of period (000's) $24,398 $25,328 $24,745 $35,312 $32,001 $30,251
Portfolio Turnover(b)(g) 6% 15% 13% 6% 44% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
46
See notes to financial statements.
Victory Tax-Exempt Fund
Class C
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $8.50 $8.27 $9.78 $9.94 $9.84 $9.47
Investment Activities:
Net investment income (loss)(a) 0.13 0.22 0.20 0.20 0.22 0.23
Net realized and unrealized gains (losses) (0.07) 0.27 (1.41) 0.11 0.22 0.52
Total from Investment Activities 0.06 0.49 (1.21) 0.31 0.44 0.75
Distributions to Shareholders from:
Net investment income (0.13) (0.26) (0.24) (0.24) (0.24) (0.26)
Net realized gains — — (0.06) (0.23) (0.10) (0.12)
Total Distributions (0.13) (0.26) (0.30) (0.47) (0.34) (0.38)
Net Asset Value, End of Period $8.43 $8.50 $8.27 $9.78 $9.94 $9.84
Total Return (excludes contingent deferred sales
charge)(b)(c) 0.70% 6.05% (12.40)% 3.13% 4.56% 7.97%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.60%(f) 1.60%(f) 1.60% 1.60% 1.60% 1.60%
Net Investment Income (Loss)(d) 3.06% 2.64% 2.23% 2.01% 2.28% 2.34%
Gross Expenses(d)(e) 4.04%(f) 3.23%(f) 2.58% 2.38% 1.91% 1.82%
Supplemental Data:
Net Assets at end of period (000's) $465 $707 $927 $2,037 $6,497 $11,259
Portfolio Turnover(b)(g) 6% 15% 13% 6% 44% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax-Exempt Fund
Class Y
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $8.50 $8.27 $9.78 $9.94 $9.84 $9.46
Investment Activities:
Net investment income (loss)(a) 0.17 0.29 0.28 0.29 0.30 0.30
Net realized and unrealized gains (losses) (0.07) 0.27 (1.41) 0.11 0.23 0.55
Total from Investment Activities 0.10 0.56 (1.13) 0.40 0.53 0.85
Distributions to Shareholders from:
Net investment income (0.17) (0.33) (0.32) (0.33) (0.33) (0.35)
Net realized gains — — (0.06) (0.23) (0.10) (0.12)
Total Distributions (0.17) (0.33) (0.38) (0.56) (0.43) (0.47)
Net Asset Value, End of Period $8.43 $8.50 $8.27 $9.78 $9.94 $9.84
Total Return(b)(c) 1.15% 7.01% (11.60)% 4.06% 5.51% 9.06%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.69%(f) 0.69%(f) 0.69% 0.69% 0.69% 0.69%
Net Investment Income (Loss)(d) 3.96% 3.55% 3.19% 2.85% 3.12% 3.07%
Gross Expenses(d)(e) 1.04%(f) 0.98%(f) 0.87% 0.89% 0.85% 0.83%
Supplemental Data:
Net Assets at end of period (000's) $9,348 $10,348 $10,826 $13,969 $22,998 $24,459
Portfolio Turnover(b)(g) 6% 15% 13% 6% 44% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
48
See notes to financial statements.
Victory High Income Municipal Bond Fund
Class A
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $9.33 $9.07 $11.09 $10.84 $10.75 $10.39
Investment Activities:
Net investment income (loss)(a) 0.20 0.37 0.36 0.36 0.42 0.35
Net realized and unrealized gains (losses) 0.15 0.29 (1.95) 0.27 0.15 0.47
Total from Investment Activities 0.35 0.66 (1.59) 0.63 0.57 0.82
Distributions to Shareholders from:
Net investment income (0.20) (0.40) (0.40) (0.38) (0.39) (0.40)
Net realized gains — — (0.03) — (0.09) (0.06)
Total Distributions (0.20) (0.40) (0.43) (0.38) (0.48) (0.46)
Net Asset Value, End of Period $9.48 $9.33 $9.07 $11.09 $10.84 $10.75
Total Return (excludes sales charge)(b)(c) 3.91% 7.41% (14.48)% 5.91% 5.52% 8.04%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.80%(f) 0.80%(f) 0.80% 0.80% 0.80% 0.80%
Net Investment Income (Loss)(d) 4.29% 4.08% 3.74% 3.22% 3.95% 3.27%
Gross Expenses(d)(e) 1.13%(f) 1.13%(f) 1.04% 1.04% 1.10% 1.09%
Supplemental Data:
Net Assets at end of period (000's) $17,521 $18,357 $21,747 $34,352 $26,330 $19,153
Portfolio Turnover(b)(g) 4% 11% 23% 19% 74% 49%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Income Municipal Bond Fund
Class C
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $9.32 $9.07 $11.09 $10.84 $10.75 $10.39
Investment Activities:
Net investment income (loss)(a) 0.16 0.30 0.29 0.28 0.33 0.28
Net realized and unrealized gains (losses) 0.15 0.28 (1.96) 0.27 0.16 0.46
Total from Investment Activities 0.31 0.58 (1.67) 0.55 0.49 0.74
Distributions to Shareholders from:
Net investment income (0.16) (0.33) (0.32) (0.30) (0.31) (0.32)
Net realized gains — — (0.03) — (0.09) (0.06)
Total Distributions (0.16) (0.33) (0.35) (0.30) (0.40) (0.38)
Net Asset Value, End of Period $9.47 $9.32 $9.07 $11.09 $10.84 $10.75
Total Return (excludes contingent deferred sales
charge)(b)(c) 3.41% 6.59% (15.14)% 5.12% 4.72% 7.22%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.57%(f) 1.57%(f) 1.57% 1.57% 1.57% 1.57%
Net Investment Income (Loss)(d) 3.53% 3.30% 2.94% 2.50% 3.11% 2.61%
Gross Expenses(d)(e) 5.05%(f) 3.14%(f) 2.56% 2.20% 1.90% 1.85%
Supplemental Data:
Net Assets at end of period (000's) $393 $475 $1,259 $2,192 $9,378 $13,995
Portfolio Turnover(b)(g) 4% 11% 23% 19% 74% 49%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
50
See notes to financial statements.
Victory High Income Municipal Bond Fund
Class Y
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $9.33 $9.07 $11.09 $10.84 $10.75 $10.39
Investment Activities:
Net investment income (loss)(a) 0.21 0.39 0.38 0.38 0.44 0.38
Net realized and unrealized gains (losses) 0.15 0.29 (1.95) 0.28 0.16 0.47
Total from Investment Activities 0.36 0.68 (1.57) 0.66 0.60 0.85
Distributions to Shareholders from:
Net investment income (0.21) (0.42) (0.42) (0.41) (0.42) (0.43)
Net realized gains — — (0.03) — (0.09) (0.06)
Total Distributions (0.21) (0.42) (0.45) (0.41) (0.51) (0.49)
Net Asset Value, End of Period $9.48 $9.33 $9.07 $11.09 $10.84 $10.75
Total Return(b)(c) 3.91% 7.77% (14.29)% 6.16% 5.76% 8.29%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.57%(f) 0.57%(f) 0.57% 0.57% 0.57% 0.57%
Net Investment Income (Loss)(d) 4.52% 4.31% 3.94% 3.40% 4.14% 3.56%
Gross Expenses(d)(e) 0.93%(f) 0.89%(f) 0.87% 0.85% 0.93% 0.88%
Supplemental Data:
Net Assets at end of period (000's) $14,130 $14,528 $12,548 $14,087 $9,682 $10,620
Portfolio Turnover(b)(g) 4% 11% 23% 19% 74% 49%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Income Municipal Bond Fund
Member Class
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
November 3,
2020(a)
through
December 31,
2020
Net Asset Value, Beginning of Period $9.33 $9.07 $11.09 $10.84 $10.56
Investment Activities:
Net investment income (loss)(b) 0.20 0.38 0.38 0.34 0.12
Net realized and unrealized gains (losses) 0.15 0.29 (1.96) 0.31 0.31
Total from Investment Activities 0.35 0.67 (1.58) 0.65 0.43
Distributions to Shareholders from:
Net investment income (0.20) (0.41) (0.41) (0.40) (0.06)
Net realized gains — — (0.03) — (0.09)
Total Distributions (0.20) (0.41) (0.44) (0.40) (0.15)
Net Asset Value, End of Period $9.48 $9.33 $9.07 $11.09 $10.84
Total Return(c)(d) 3.98% 7.57% (14.35)% 6.07% 4.12%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.65%(g) 0.65%(g) 0.65% 0.65% 0.65%
Net Investment Income (Loss)(e) 4.44% 4.22% 3.93% 3.04% 6.78%
Gross Expenses(e)(f) 1.37%(g) 1.17%(g) 1.33% 2.61% 42.32%
Supplemental Data:
Net Assets at end of period (000's) $3,137 $3,140 $3,976 $2,853 $140
Portfolio Turnover(c)(h) 4% 11% 23% 19% 74%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
52
See notes to financial statements.
Victory Floating Rate Fund
Class A
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $8.13 $8.19 $9.33 $9.34 $9.42 $9.13
Investment Activities:
Net investment income (loss)(a) 0.37 0.76 0.48 0.36 0.49 0.55
Net realized and unrealized gains (losses) (0.14) (0.03) (1.13) —(b) (0.08) 0.29
Total from Investment Activities 0.23 0.73 (0.65) 0.36 0.41 0.84
Distributions to Shareholders from:
Net investment income (0.35) (0.79) (0.49) (0.37) (0.49) (0.55)
Total Distributions (0.35) (0.79) (0.49) (0.37) (0.49) (0.55)
Net Asset Value, End of Period $8.01 $8.13 $8.19 $9.33 $9.34 $9.42
Total Return (excludes sales charge)(c)(d) 2.87% 9.30% (7.01)% 3.89% 4.81% 9.43%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.00% 1.00% 1.01%(g) 1.00% 1.00% 1.00%
Net Investment Income (Loss)(e) 9.12% 9.25% 5.52% 3.88% 5.54% 5.89%
Gross Expenses(e)(f) 1.14% 1.12% 1.11% 1.12% 1.17% 1.17%
Supplemental Data:
Net Assets at end of period (000's) $170,228 $187,617 $252,904 $349,706 $164,864 $146,584
Portfolio Turnover(c)(h) 34% 36% 35% 35% 54% 35%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap. (See
Note 4 in the accompanying Notes to Financial Statements)
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Floating Rate Fund
Class C
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $8.13 $8.20 $9.33 $9.34 $9.42 $9.14
Investment Activities:
Net investment income (loss)(a) 0.34 0.69 0.41 0.29 0.43 0.48
Net realized and unrealized gains (losses) (0.13) (0.04) (1.12) (0.01) (0.09) 0.28
Total from Investment Activities 0.21 0.65 (0.71) 0.28 0.34 0.76
Distributions to Shareholders from:
Net investment income (0.32) (0.72) (0.42) (0.29) (0.42) (0.48)
Total Distributions (0.32) (0.72) (0.42) (0.29) (0.42) (0.48)
Net Asset Value, End of Period $8.02 $8.13 $8.20 $9.33 $9.34 $9.42
Total Return (excludes contingent deferred sales
charge)(b)(c) 2.58% 8.30% (7.66)% 3.05% 3.96% 8.49%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.80% 1.80% 1.81%(f) 1.80% 1.80% 1.80%
Net Investment Income (Loss)(d) 8.32% 8.44% 4.73% 3.09% 4.81% 5.08%
Gross Expenses(d)(e) 1.94% 1.88% 1.87% 1.89% 1.94% 1.92%
Supplemental Data:
Net Assets at end of period (000's) $35,197 $42,099 $58,606 $81,109 $94,885 $149,054
Portfolio Turnover(b)(g) 34% 36% 35% 35% 54% 35%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap. (See
Note 4 in the accompanying Notes to Financial Statements)
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
54
See notes to financial statements.
Victory Floating Rate Fund
Class Y
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $8.13 $8.20 $9.33 $9.35 $9.43 $9.14
Investment Activities:
Net investment income (loss)(a) 0.38 0.77 0.49 0.38 0.51 0.57
Net realized and unrealized gains (losses) (0.13) (0.03) (1.11) (0.01) (0.08) 0.29
Total from Investment Activities 0.25 0.74 (0.62) 0.37 0.43 0.86
Distributions to Shareholders from:
Net investment income (0.36) (0.81) (0.51) (0.39) (0.51) (0.57)
Total Distributions (0.36) (0.81) (0.51) (0.39) (0.51) (0.57)
Net Asset Value, End of Period $8.02 $8.13 $8.20 $9.33 $9.35 $9.43
Total Return(b)(c) 3.11% 9.42% (6.69)% 4.01% 5.03% 9.65%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.78% 0.78% 0.79%(f) 0.78% 0.78% 0.78%
Net Investment Income (Loss)(d) 9.33% 9.45% 5.58% 4.08% 5.73% 6.10%
Gross Expenses(d)(e) 0.88% 0.86% 0.85% 0.86% 0.93% 0.92%
Supplemental Data:
Net Assets at end of period (000's) $491,499 $518,827 $939,244 $1,768,900 $403,852 $289,796
Portfolio Turnover(b)(g) 34% 36% 35% 35% 54% 35%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap. (See
Note 4 in the accompanying Notes to Financial Statements)
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Floating Rate Fund
Member Class
Six Months
Ended
June 30, 2024
(Unaudited)
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
November 3,
2020(a)
through
December 31,
2020
Net Asset Value, Beginning of Period $8.13 $8.19 $9.33 $9.34 $9.02
Investment Activities:
Net investment income (loss)(b) 0.37 0.77 0.52 0.38 0.08
Net realized and unrealized gains (losses) (0.13) (0.03) (1.15) (0.01) 0.32
Total from Investment Activities 0.24 0.74 (0.63) 0.37 0.40
Distributions to Shareholders from:
Net investment income (0.36) (0.80) (0.51) (0.38) (0.08)
Total Distributions (0.36) (0.80) (0.51) (0.38) (0.08)
Net Asset Value, End of Period $8.01 $8.13 $8.19 $9.33 $9.34
Total Return(c)(d) 2.96% 9.47% (6.87)% 4.04% 4.41%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.85% 0.85% 0.86%(g) 0.85% 0.85%
Net Investment Income (Loss)(e) 9.26% 9.42% 5.94% 4.02% 5.46%
Gross Expenses(e)(f) 1.36% 1.27% 1.36% 3.64% 56.41%
Supplemental Data:
Net Assets at end of period (000's) $4,161 $4,045 $4,350 $2,122 $62
Portfolio Turnover(c)(h) 34% 36% 35% 35% 54%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap. (See
Note 4 in the accompanying Notes to Financial Statements)
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2024
Victory Portfolios
56
(Unaudited)
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following five Funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
* Effective March 28, 2024, Class R was converted to Class A.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Low Duration Bond Fund* Low Duration Bond Fund A, C, and Y
Victory High Yield Fund High Yield Fund A, C, R, and Y
Victory Tax-Exempt Fund Tax-Exempt Fund A, C, and Y
Victory High Income Municipal Bond Fund High Income Municipal Bond Fund A, C, Y, and Member Class
Victory Floating Rate Fund* Floating Rate Fund A, C, Y, and Member Class

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
57
(Unaudited)
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Swap agreements are valued at the mean between the current bid and ask prices. To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
As of June 30, 2024, there were no significant transfers into/out of Level 3.
Level 1 Level 2 Level 3 Total
Low Duration Bond Fund
Asset-Backed Securities ...................... $ — $ 28,998,878 $ — $ 28,998,878
Collateralized Loan Obligations ................ — 287,129 — 287,129
Collateralized Mortgage Obligations ............. — 26,389,238 — 26,389,238
Corporate Bonds ........................... — 32,307,238 — 32,307,238
Yankee Dollars ............................ — 14,175,380 — 14,175,380
Municipal Bonds ........................... — 201,183 — 201,183
U.S. Government Agency Mortgages ............. — 2,825,853 — 2,825,853
U.S. Treasury Obligations ..................... — 9,939,871 — 9,939,871
Commercial Paper .......................... — 2,297,563 — 2,297,563
Total .................................... $ — $ 117,422,333 $ — $ 117,422,333
High Yield Fund
Common Stocks ............................ — 454,955 270,850 725,805
Senior Secured Loans ........................ — 30,450,869 — 30,450,869
Corporate Bonds ........................... — 106,085,609 — 106,085,609
Yankee Dollars ............................ — 30,086,921 — 30,086,921
U.S. Government Agency Mortgages ............. — 10,398,471 — 10,398,471
Exchange-Traded Funds ...................... 3,765,884 — — 3,765,884
Collateral for Securities Loaned ................ 20,197,648 — — 20,197,648
Total .................................... $ 23,963,532 $ 177,476,825 $ 270,850 $ 201,711,207
Tax-Exempt Fund
Municipal Bonds ........................... — 32,170,163 — 32,170,163
Exchange-Traded Funds ...................... 1,565,750 — — 1,565,750
Total .................................... $ 1,565,750 $ 32,170,163 $ — $ 33,735,913
High Income Municipal Bond Fund
Municipal Bonds ........................... — 33,763,736 — 33,763,736
Exchange-Traded Funds ...................... 1,033,000 — — 1,033,000
Total .................................... $ 1,033,000 $ 33,763,736 $ — $ 34,796,736
Floating Rate Fund
Common Stocks ............................ — 4,909,338 440,194 5,349,532
Senior Secured Loans ........................ — 584,045,211 — 584,045,211
Corporate Bonds ........................... — 59,546,325 — 59,546,325
Yankee Dollars ............................ — 22,801,388 — 22,801,388
U.S. Government Agency Mortgages ............. — 7,498,898 — 7,498,898
Exchange-Traded Funds ...................... 15,228,000 — — 15,228,000
Total .................................... $ 15,228,000 $ 678,801,160 $ 440,194 $ 694,469,354

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
58
(Unaudited)
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Funds on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Funds makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Funds records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Funds until the transaction settles and payment takes place. If the Funds own delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statements of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal.
The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National
Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and
“Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Loans:
Floating rate loans in which a Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structures of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.
The Funds may purchase second-lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.
Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
59
(Unaudited)
Below-Investment-Grade Securities:
Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-
quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
The Funds did not hold futures contracts as of June 30, 2024.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the six months ended June 30, 2024, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Credit Derivatives:
The Funds may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The
Funds may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the
Funds’ asset allocations or risk exposures, or (iii) for hedging purposes. The use by the Funds of centrally cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Funds to greater volatility than investments in more traditional securities, as described in the Funds’ Statements of
Additional Information.
Centrally cleared credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.
The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations.
However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Funds.
The Funds may enter into CDS agreements either as a buyer or seller. The Funds may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Funds may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.
For swaps entered with an individual counterparty, the Funds bear the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Funds may also enter into centrally cleared swaps.
Upon entering into a cleared CDS, the Funds may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
60
(Unaudited)
organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the
CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as “marking-to-market.” The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.
The maximum potential amount of future payments (undiscounted) that the Funds as a seller of protection could be required to make under a
CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Funds are the sellers of protection are disclosed on the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Funds for the same referenced entity or entities. The collateral held by the Funds is reflected on the Statements of Assets and Liabilities under Deposit with broker for swap agreements.
The Funds did not hold swap contracts as of June 30, 2024.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for swaps contracts. The Low Duration Bond Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management during the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2024:
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
High Yield Fund ................................................. $ 19,134,283 $ — $ 20,197,648

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
61
(Unaudited)
gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.
For the six months ended June 30, 2024, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2024, were as follows:
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
VCM has entered into a Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC (“Park Avenue”). Park Avenue is responsible for providing day-to-day investment advisory services to the High Yield Fund and the Floating Rate Fund, subject to the oversight of the Board.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended June 30, 2024, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Excluding U.S. Government Securities U.S. Government Securities
Purchases Sales Purchases Sales
Low Duration Bond Fund ............................. $ 18,006,935 $ 36,509,855 $ 6,643,670 $ 7,369,211
High Yield Fund ................................... 68,283,944 67,167,177 — —
Tax-Exempt Fund ................................... 1,816,849 3,567,211 — —
High Income Municipal Bond Fund ...................... 1,283,980 3,143,800 — —
Floating Rate Fund .................................. 244,801,317 276,862,070 — —
Flat Rate
Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
High Yield Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Tax-Exempt Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
High Income Municipal Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
62
(Unaudited)
Amounts incurred for the six months ended June 30, 2024, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios II, in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the six months ended June 30, 2024, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the six months ended June
30, 2024, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
* Rate was in effect until March 28, 2024 at which time Class R was converted into Class A.
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended June 30, 2024, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the six months ended June 30, 2024, the Distributor received the following from commissions earned in connection with sales of Class A:
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
Class A Class C Class R
Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%*
High Yield Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Tax-Exempt Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
High Income Municipal Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%*
Amount
Low Duration Bond Fund ............................................................................... $ 133
High Yield Fund ..................................................................................... 867
Tax-Exempt Fund ..................................................................................... 11
High Income Municipal Bond Fund ........................................................................ 9
Floating Rate Fund .................................................................................... 1,601

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
63
(Unaudited)
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2024, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of June 30, 2024, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2024.
As of June 30, 2024, the following amounts are available to be repaid to the Adviser:
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. For the six months ended June 30, 2024, the Adviser voluntarily waived the following amounts:
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
5. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Floating Rate Loan Risk — Investments in floating rate loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. There may be limited public information available regarding the loan. They may be difficult to value and may be illiquid. The receipt of principal and interest on some loans may be subject to the credit risk of a financial institution that issues or administers the loan. In certain circumstances, the Funds may not have the same protections available to investors under the federal securities laws. In times of unusual or adverse market, economic or political conditions, floating rate loans may
In effect until April 30, 2025
Class A Class C Class R Class Y
Member
Class
Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . 0.85% 1.62% N/A 0.62% N/A
High Yield Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00% 1.70% 1.35% 0.76% N/A
Tax-Exempt Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80% 1.60% N/A 0.69% N/A
High Income Municipal Bond Fund . . . . . . . . . . . . . . . . . . 0.80% 1.57% N/A 0.57% 0.65%
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00% 1.80% N/A 0.78% 0.85%
Expires
2024
Expires
2025
Expires
2026
Expires
2027 Total
Low Duration Bond Fund ................................... $ 40,447 $ 77,565 $ 87,182 $ 57,662 $ 262,856
High Yield Fund ......................................... 132,556 261,892 236,916 101,294 732,658
Tax-Exempt Fund ......................................... 55,213 125,945 125,354 62,763 369,275
High Income Municipal Bond Fund ............................ 79,499 142,621 139,280 72,889 434,289
Floating Rate Fund ........................................ 1,128,715 1,373,790 908,771 420,223 3,831,499
Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $18,346

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
64
(Unaudited)
experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Funds’
investments in floating rate loans are more likely to decline. Transactions in loans often settle on a delayed basis, and the Funds may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. The secondary market for floating rate loans is limited and, thus, the Funds’ ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired.
Municipal Obligations Risk — The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Changes in the financial health of a municipality or other issuer, or an insurer of municipalities, may make it difficult to pay interest and principal when due and may affect the overall municipal securities market. Municipal obligations concentrated in a particular geographic region may make the Funds’ investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas and may increase the volatility of the Funds’ net asset value. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Funds to be taxable and may result in a significant decline in the values of such municipal obligations.
Credit Risk — The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.
Derivatives Risk — The use of derivative instruments, such as futures contracts and credit default swaps, exposes the Funds to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices, asset values, and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, assets, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;
(5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Funds’ initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Funds worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.
General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II, and Victory Portfolios III (collectively, the "Victory
Funds Complex"), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each
Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended June 30, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
65
(Unaudited)
redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended June 30, 2024, were as follows:
* Based on the number of days borrowings were outstanding for the six months ended June 30, 2024.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended December 31, 2023, the Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used .
Borrower or
Lender
Amount
Outstanding at
June 30, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
High Income Municipal Bond Fund ................... Borrower $ — $ 776,000 5.88% $ 776,000
Declared Paid
Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
High Yield Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Tax-Exempt Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
High Income Municipal Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Short-Term
Amount
Long-Term
Amount Total
Low Duration Bond Fund ................................................ $ (13,365,365) $ (20,258,424) $ (33,623,789)
High Yield Fund ...................................................... (8,400,922) (47,369,161) (55,770,083)
Tax-Exempt Fund ...................................................... (49,155) (757,333) (806,488)
High Income Municipal Bond Fund ......................................... (94,714) (832,376) (927,090)
Floating Rate Fund ..................................................... (82,199,970) (313,706,887) (395,906,857)

Supplemental Information
June 30, 2024
Victory Portfolios
66
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding each Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Funds' Statement of Additional Information on our website or upon request by calling 800-539-3863 (800-235-8396 for Member
Class). Each Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by
August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on vcm.com.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and are available on the SEC’s website at sec.gov.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VPRSFIF-SAR (6/24)

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  Not applicable.

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Victory Portfolios

By (Signature and Title)     /s/ Thomas Dusenberry
                                            Thomas Dusenberry, President and Principal Executive Officer
Date September 4,2024________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer
Date September 4, 2024_________________

By (Signature and Title)     /s/ Allan Shaer
                                            Allan Shaer, Treasurer and Principal Financial Officer
Date September 4,2024________________